UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.21%
Autos & Transportation - 2.11%
Burlington Northern Santa Fe Corp	163,000	$8,790,590
Canadian National Railway Co (Canada)	234,000	14,814,540
FedEx Corp	182,000	17,098,900

		40,704,030

Consumer Discretionary - 17.70%
Bed Bath & Beyond Inc *	280,000	10,231,200
Best Buy Co Inc	280,000	15,122,800
Carnival Corp	252,000	13,056,120
Cendant Corp	623,000	12,796,420
Cooper Industries Ltd ‘A’	105,700	7,559,664
Costco Wholesale Corp	480,000	21,206,400
eBay Inc *	244,000	9,091,440
J.C. Penney Co Inc	292,000	15,160,640
McDonald’s Corp	843,000	26,251,020
Nike Inc ‘B’	261,000	21,743,910
Nordstrom Inc	259,000	14,343,420
Staples Inc	215,000	6,757,450
Starbucks Corp *	234,000	12,088,440
Starwood Hotels & Resorts Worldwide Inc	183,000	10,985,490
The Gillette Co	456,000	23,018,880
The Home Depot Inc	935,000	35,754,400
The Walt Disney Co	705,000	20,254,650
VeriSign Inc * †	350,000	10,045,000
Wal-Mart Stores Inc	869,000	43,545,590
Yahoo! Inc *	351,000	11,898,900

		340,911,834

Consumer Staples - 2.69%
PepsiCo Inc	235,000	12,462,050
The Procter & Gamble Co	741,000	39,273,000

		51,735,050

Energy - 2.37%
BJ Services Co † ⌂	351,000	18,209,880
ENSCO International Inc	329,000	12,390,140
Valero Energy Corp	205,000	15,020,350

		45,620,370

Financial Services - 16.11%
American Express Co	495,000	25,428,150
American International Group Inc	228,000	12,633,480
Automatic Data Processing Inc	387,000	17,395,650
Bank of America Corp	608,000	26,812,800
Citigroup Inc	1,042,000	46,827,480
Franklin Resources Inc	181,000	12,425,650
Genworth Financial Inc ‘A’ †	499,600	13,748,992
JPMorgan Chase & Co	791,000	27,368,600
Merrill Lynch & Co Inc	484,000	27,394,400
SLM Corp	382,000	19,038,880
The Allstate Corp	368,000	19,894,080
The Goldman Sachs Group Inc	302,000	33,216,980
U.S. Bancorp	389,000	11,210,980
Wells Fargo & Co	283,000	16,923,400

		310,319,522

Health Care - 14.48%
Allergan Inc	155,000	10,767,850
Amgen Inc *	380,000	22,119,800
Becton Dickinson & Co	176,000	10,281,920
C.R. Bard Inc	139,000	9,463,120
Forest Laboratories Inc *	234,000	8,646,300
Genentech Inc *	216,100	12,233,421
Johnson & Johnson	935,000	62,794,600
Medtronic Inc	382,000	19,462,900
Pfizer Inc	1,133,000	29,763,910
UnitedHealth Group Inc	378,000	36,053,640
Varian Medical Systems Inc *	276,000	9,461,280
WellPoint Inc *	161,000	20,181,350
Wyeth	428,000	18,053,040
Zimmer Holdings Inc * ⌂	125,000	9,726,250

		279,009,381

Integrated Oils - 5.41%
Exxon Mobil Corp	1,255,000	74,798,000
GlobalSantaFe Corp †	232,000	8,593,280
Schlumberger Ltd	296,000	20,862,080

		104,253,360

Materials & Processing - 2.84%
Air Products & Chemicals Inc	164,000	10,379,560
Alcoa Inc	304,000	9,238,560
Masco Corp	278,800	9,665,996
The Dow Chemical Co	372,000	18,544,200
United States Steel Corp	136,000	6,915,600

		54,743,916

Multi-Industry - 6.21%
Eaton Corp	144,000	9,417,600
Fortune Brands Inc	194,000	15,642,220
General Electric Co	1,580,000	56,974,800
Tyco International Ltd (Bermuda)	1,112,000	37,585,600

		119,620,220

Producer Durables - 3.47%
Danaher Corp	397,000	21,203,770
KLA-Tencor Corp *	331,000	15,229,310
United Technologies Corp	197,000	20,027,020
Waters Corp *	292,000	10,450,680

		66,910,780

Technology - 19.61%
Accenture Ltd ‘A’ * (Bermuda)	570,000	13,765,500
Amdocs Ltd * (United Kingdom)	643,000	18,261,200
Analog Devices Inc	386,000	13,950,040
Cisco Systems Inc *	1,978,000	35,386,420
Dell Inc *	974,000	37,421,080
EMC Corp *	2,025,000	24,948,000
Intel Corp	1,196,000	27,783,080
International Business Machines Corp	327,000	29,881,260
Linear Technology Corp	363,000	13,906,530
Microchip Technology Inc	366,000	9,519,660
Microsoft Corp	2,014,000	48,678,380
Oracle Corp *	2,570,000	32,073,600
QUALCOMM Inc ⌂	849,000	31,115,850
Rockwell Automation Inc	184,000	10,421,760
Symantec Corp * ⌂	695,000	14,824,350
Xilinx Inc	541,000	15,813,430

		377,750,140

Utilities - 3.21%
Dominion Resources Inc VA †	214,000	15,928,020
FPL Group Inc †	442,000	17,746,300
SBC Communications Inc	590,000	13,977,100
Vodafone Group PLC ADR † (United Kingdom)	538,000	14,289,280

		61,940,700

Total Common Stocks (Cost $1,748,392,270)		1,853,519,303

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.79%
U.S. Treasury Bills - 0.16%
2.718% due 06/16/05 ‡	$3,000,000	$2,982,789

Repurchase Agreement - 3.63%
State Street Bank and Trust Co 2.700% due 04/01/05 (Dated 03/31/05, repurchase price of $70,010,250; collateralized by Fannie Mae (U.S. Govt Agency Issue) 3.250% due 08/15/08 - 02/15/09 ± and market value $71,408,901)	70,005,000	70,005,000

Total Short-Term Investments (Cost $72,987,789)		72,987,789

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.00% (Cost $1,821,380,059)		1,926,507,092

	Shares
SECURITIES LENDING COLLATERAL - 1.72%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $33,085,777)	33,085,777	33,085,777

TOTAL INVESTMENTS - 101.72% (Cost $1,854,465,836)		1,959,592,869

OTHER ASSETS & LIABILITIES, NET - (1.72%)		(33,083,837)

NET ASSETS - 100.00%		$1,926,509,032

Notes to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an approximate aggregate market value of $2,982,789 were segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2005:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P500 (06/05)	65	$19,426,625	($188,575)

(c) Transactions in written options for the period ended March 31, 2005, were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$—
Call Options Written	15,601	1,360,531
Call Options Exercised	(1,080)	(96,708)
Call Options Repurchased	(9,016)	(738,063)

Outstanding, March 31, 2005	5,505	$525,760

(d) Premiums received and value of written options outstanding as of March 31, 2005:

	Number of
Type	Contracts	Premium	Value

Call - CBOE Symantec Corp Strike @ $25.00 Exp. 04/16/05 Broker: Lehman Brothers Holdings Inc	1,910	$102,468	$9,550
Call - CBOE QUALCOMM Inc Strike @ $37.50 Exp. 04/16/05 Broker: Merrill Lynch & Co Inc	1,470	164,634	66,150
Broker: Susquehanna Financial Group	730	92,707	32,850
Call - CBOE BJ Services Co Strike @ $47.50 Exp. 04/16/05 Broker: Citigroup Inc	930	118,106	423,150
Call - CBOE Zimmer Holdings Inc Strike @ $90.00 Exp. 04/16/05 Broker: Credit Suisse Group	465	47,845	1,163

		$525,760	$532,863

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.68%
Autos & Transportation - 1.42%
JetBlue Airways Corp * †	24,900	$474,096
Southwest Airlines Co	41,100	585,264

		1,059,360

Consumer Discretionary - 28.84%
Aeropostale Inc *	9,250	302,938
ARAMARK Corp ‘B’	24,600	646,488
Aztar Corp *	16,200	462,672
Bed Bath & Beyond Inc *	16,100	588,294
Best Buy Co Inc	12,100	653,521
CDW Corp	16,250	921,050
ChoicePoint Inc *	19,100	766,101
Cintas Corp	18,400	760,104
Cooper Industries Ltd ‘A’	6,200	443,424
Fisher Scientific International Inc *	15,000	853,800
Fossil Inc *	21,200	549,610
Harman International Industries Inc	2,700	238,842
Hot Topic Inc * ⌂	22,900	500,365
International Game Technology	13,000	346,580
Iron Mountain Inc *	33,900	977,676
Jackson Hewitt Tax Service Inc	25,300	529,276
Lamar Advertising Co ‘A’ *	27,900	1,124,091
Linens ’n Things Inc * †	30,800	764,764
Manpower Inc	16,400	713,728
MSC Industrial Direct Co Inc ‘A’	18,700	571,472
PETCO Animal Supplies Inc *	15,100	555,831
Radio One Inc ‘D’ *	49,300	727,175
RARE Hospitality International Inc *	23,100	713,328
Regal Entertainment Group ‘A’ †	37,400	786,522
Royal Caribbean Cruises Ltd † (Liberia)	18,300	817,827
Ruby Tuesday Inc †	30,800	748,132
Sirva Inc * †	44,100	313,551
Staples Inc	25,200	792,036
The Reader’s Digest Association Inc	26,600	460,446
Tuesday Morning Corp * †	14,100	407,067
Univision Communications Inc ‘A’ *	56,465	1,563,516
VeriSign Inc *	20,200	579,740
WESCO International Inc *	10,800	302,400

		21,482,367

Consumer Staples - 0.96%
Coca-Cola Enterprises Inc	16,000	328,320
Molson Coors Brewing Co ‘B’ †	5,000	385,850

		714,170

Energy - 1.06%
BJ Services Co	15,200	788,576

Financial Services - 13.51%
Affiliated Managers Group Inc * †	10,300	638,909
Alliance Data Systems Corp *	40,300	1,628,120
CB Richard Ellis Group Inc ‘A’ *	15,400	538,846
Dow Jones & Co Inc	13,300	497,021
Fiserv Inc *	23,000	915,400
Independence Community Bank Corp	14,000	546,000
Investors Financial Services Corp	34,940	1,708,915
La Quinta Corp *	41,400	351,900
New York Community Bancorp Inc †	20,701	375,930
North Fork Bancorp Inc	28,700	796,138
Paychex Inc	38,100	1,250,442
SLM Corp	6,100	304,024
Southwest Bancorp of Texas Inc	27,900	511,965

		10,063,610

Health Care - 19.73%
Advanced Medical Optics Inc * †	17,500	633,675
Amylin Pharmaceuticals Inc * †	27,700	484,473
Barr Pharmaceuticals Inc *	10,900	532,247
Biomet Inc	19,800	718,740
Caremark Rx Inc *	19,300	767,754
Cerner Corp * †	8,400	441,084
Cytyc Corp *	36,200	832,962
DaVita Inc * ⌂	18,500	774,225
Endo Pharmaceuticals Holdings Inc *	26,700	602,085
Eyetech Pharmaceuticals Inc * †	19,100	525,250
Impax Laboratories Inc * †	16,200	259,200
Invitrogen Corp *	6,800	470,560
IVAX Corp * ⌂	38,500	761,145
Kinetic Concepts Inc *	14,100	841,065
Kyphon Inc * †	15,400	387,618
Manor Care Inc	11,000	399,960
Medco Health Solutions Inc *	8,100	401,517
Medicis Pharmaceutical Corp ‘A’	19,700	590,606
MedImmune Inc *	20,200	480,962
MGI PHARMA Inc *	29,600	747,992
Neurocrine Biosciences Inc * †	14,500	551,870
Omnicare Inc	9,900	350,955
OSI Pharmaceuticals Inc *	8,200	338,988
QLT Inc * † (Canada)	45,600	586,416
Triad Hospitals Inc *	12,600	631,260
Valeant Pharmaceuticals International †	26,100	587,772

		14,700,381

Materials & Processing - 5.08%
Airgas Inc	10,400	248,456
American Standard Cos Inc	16,300	757,624
Bowater Inc	14,400	542,448
EnerSys * †	45,200	592,120
Nalco Holding Co *	15,600	293,748
Owens-Illinois Inc *	16,000	402,240
Rohm & Haas Co	9,200	441,600
Sappi Ltd ADR (S. Africa)	41,100	505,530

		3,783,766

Multi-Industry - 2.10%
Brunswick Corp	12,300	576,255
Textron Inc	13,200	984,984

		1,561,239

Producer Durables - 6.33%
Blount International Inc *	51,600	876,168
Dover Corp	12,400	468,596
KLA-Tencor Corp *	13,000	598,130
Mine Safety Appliances Co	12,800	495,872
Molex Inc	14,100	371,676
Novellus Systems Inc *	20,600	550,638
Plantronics Inc	8,100	308,448
Polycom Inc *	21,900	371,205
Tektronix Inc	16,400	402,292
Terex Corp *	6,400	277,120

		4,720,145

Technology - 15.06%
Acxiom Corp	21,500	449,995
ADTRAN Inc	17,500	308,700
Affiliated Computer Services Inc ‘A’ *	14,000	745,360
Amdocs Ltd * ⌂ (United Kingdom)	16,300	462,920
AMIS Holdings Inc *	38,400	433,536
ATI Technologies Inc * (Canada)	35,900	619,634
BEA Systems Inc *	54,100	431,177
Broadcom Corp ‘A’ *	16,100	481,712
Brocade Communications Systems Inc *	3,700	21,904

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Check Point Software Technologies Ltd * (Israel)	16,800	$365,232
Electronics for Imaging Inc *	24,800	442,432
Integrated Circuit Systems Inc *	27,500	525,800
Internet Security Systems Inc *	19,500	356,850
Juniper Networks Inc *	16,800	370,608
L-3 Communications Holdings Inc	6,900	490,038
Maxim Integrated Products Inc	13,000	531,310
McAfee Inc *	24,100	543,696
Microchip Technology Inc	33,890	881,479
Micron Technology Inc *	35,000	361,900
PerkinElmer Inc	20,500	422,915
Perot Systems Corp ‘A’ *	24,100	323,904
RSA Security Inc *	34,200	542,070
Synopsys Inc *	23,500	425,350
Tekelec * †	22,600	360,244
TIBCO Software Inc *	43,500	324,075

		11,222,841

Utilities - 0.59%
DPL Inc	17,500	437,500

Total Common Stocks (Cost $70,293,215)		70,533,955

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.48%
Repurchase Agreement - 6.48%
State Street Bank and Trust Co 2.700% due 04/01/05 (Dated 03/31/05, repurchase price of $4,830,362; collateralized by Fannie Mae (U.S. Govt Agency Issue) 3.250% due 08/15/08 and market value $4,931,139)	$4,830,000	4,830,000

Total Short-Term Investment (Cost $4,830,000)		4,830,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.16% (Cost $75,123,215)		75,363,955

	Shares
SECURITIES LENDING COLLATERAL - 10.82%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $8,058,364)	8,058,364	8,058,364

TOTAL INVESTMENTS - 111.98% (Cost $83,181,579)		83,422,319

OTHER ASSETS & LIABILITIES, NET - (11.98%)		(8,923,597)

NET ASSETS - 100.00%		$74,498,722

Notes to Schedule of Investments

(a) Transactions in written options for the period ended March 31, 2005, were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	708	$74,190
Call Options Written	494	49,138
Call Options Expired	(583)	(61,440)
Call Options Repurchased	(125)	(12,750)

Outstanding, March 31, 2005	494	$49,138

(b) Premiums received and value of written options outstanding as of March 31, 2005:

	Number of
Type	Contracts	Premium	Value

Call - CBOE Hot Topic Inc Strike @ $22.50 Exp. 04/16/05 Broker: Lehman Brothers Holdings Inc	115	$13,373	$4,600
Call - CBOE Amdocs Ltd Strike @ $30.00 Exp. 04/16/05 Broker: Citigroup Inc	81	8,531	2,835
Call - CBOE DaVita Inc Strike @ $45.00 Exp. 04/16/05 Broker: Morgan Stanley	98	10,257	980
Call - CBOE IVAX Corp Strike @ $20.00 Exp. 06/18/05 Broker: Susquehanna Financial Group	200	16,977	21,000

		$49,138	$29,415

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.74%
Autos & Transportation - 1.51%
Delphi Corp	446,000	$1,998,080
Navistar International Corp *	48,200	1,754,480
Union Pacific Corp	37,171	2,590,819
United Parcel Service Inc ‘B’	31,500	2,291,310

		8,634,689

Consumer Discretionary - 14.22%
Allied Waste Industries Inc *	264,300	1,932,033
Amazon.com Inc *	34,100	1,168,607
AutoNation Inc *	195,300	3,698,982
Avon Products Inc	57,400	2,464,756
Carnival Corp	35,900	1,859,979
Clear Channel Communications Inc	34,000	1,171,980
Cooper Industries Ltd ‘A’	56,300	4,026,576
Costco Wholesale Corp	64,500	2,849,610
Dollar Tree Stores Inc *	198,100	5,691,413
Entercom Communications Corp *	15,800	561,216
Google Inc ‘A’ *	6,500	1,173,315
InterActiveCorp * †	299,500	6,669,865
Kimberly-Clark Corp	35,400	2,326,842
Knight-Ridder Inc	18,100	1,217,225
Las Vegas Sands Corp * †	56,900	2,560,500
Leggett & Platt Inc †	76,400	2,206,432
Lowe’s Cos Inc	96,000	5,480,640
Mattel Inc	118,500	2,529,975
McDonald’s Corp	68,500	2,133,090
Monster Worldwide Inc *	42,600	1,194,930
OfficeMax Inc †	91,500	3,065,250
Omnicom Group Inc	30,500	2,699,860
RadioShack Corp	145,600	3,567,200
Starwood Hotels & Resorts Worldwide Inc	28,800	1,728,864
Target Corp	56,300	2,816,126
The DIRECTV Group Inc *	220,534	3,180,100
Time Warner Inc *	347,150	6,092,483
VeriSign Inc *	56,600	1,624,420
Williams-Sonoma Inc *	105,400	3,873,450

		81,565,719

Consumer Staples - 6.86%
Altria Group Inc	70,000	4,577,300
Anheuser-Busch Cos Inc	88,300	4,184,537
Campbell Soup Co	296,800	8,613,136
Kraft Foods Inc ‘A’ †	93,200	3,080,260
PepsiCo Inc	224,400	11,899,932
Sysco Corp	46,800	1,675,440
The Pepsi Bottling Group Inc	96,300	2,681,955
The Procter & Gamble Co	49,200	2,607,600

		39,320,160

Energy - 2.84%
Baker Hughes Inc	92,100	4,097,529
BJ Services Co	77,200	4,005,136
Calpine Corp * †	702,900	1,968,120
The Williams Cos Inc	129,400	2,434,014
Weatherford International Ltd * (Bermuda)	64,800	3,754,512

		16,259,311

Financial Services - 16.21%
American International Group Inc	66,650	3,693,077
AmeriCredit Corp *	87,700	2,055,688
Assurant Inc	40,800	1,374,960
Everest Re Group Ltd (Barbados)	7,300	621,303
General Growth Properties Inc	64,130	2,186,833
Golden West Financial Corp	75,200	4,549,600
JPMorgan Chase & Co	404,324	13,989,610
SLM Corp	653,400	32,565,456
State Street Corp	36,400	1,591,408
The Chubb Corp	35,000	2,774,450
The Hartford Financial Services Group Inc	55,000	3,770,800
The PMI Group Inc	155,100	5,895,351
Washington Mutual Inc	158,900	6,276,550
Wells Fargo & Co	149,200	8,922,160
XL Capital Ltd ‘A’ (Bermuda)	37,400	2,706,638

		92,973,884

Health Care - 15.57%
Allergan Inc	144,400	10,031,468
Amgen Inc *	33,600	1,955,856
AstraZeneca PLC ADR (United Kingdom)	408,300	16,140,099
Baxter International Inc	85,000	2,888,300
DaVita Inc *	83,600	3,498,660
Eli Lilly & Co	212,500	11,071,250
Forest Laboratories Inc *	409,300	15,123,635
Guidant Corp	91,400	6,754,460
ImClone Systems Inc * †	31,300	1,079,850
Lincare Holdings Inc *	135,500	5,993,165
Medco Health Solutions Inc *	76,400	3,787,148
PacifiCare Health Systems Inc * †	34,800	1,980,816
Sepracor Inc * †	46,500	2,669,565
Teva Pharmaceutical Industries Ltd ADR † (Israel)	87,200	2,703,200
WellPoint Inc *	29,000	3,635,150

		89,312,622

Integrated Oils - 5.36%
Exxon Mobil Corp	129,200	7,700,320
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	129,100	7,751,164
Schlumberger Ltd	64,400	4,538,912
Shell Transport & Trading Co PLC ADR † (United Kingdom)	38,000	2,065,680
Transocean Inc *	85,700	4,410,122
Unocal Corp	69,800	4,305,962

		30,772,160

Materials & Processing - 6.72%
Air Products & Chemicals Inc	71,700	4,537,893
Alcoa Inc	60,300	1,832,517
American Standard Cos Inc	186,800	8,682,464
E.I. du Pont de Nemours & Co	117,450	6,018,138
Fluor Corp	91,300	5,060,759
International Paper Co	76,000	2,796,040
Methanex Corp (Canada)	134,600	2,615,278
The Dow Chemical Co	140,300	6,993,955

		38,537,044

Multi-Industry - 4.62%
3M Co	4,000	342,760
General Electric Co	576,300	20,781,378
Tyco International Ltd (Bermuda)	158,800	5,367,440

		26,491,578

Producer Durables - 7.04%
Agilent Technologies Inc *	62,000	1,376,400
American Tower Corp ‘A’ *	170,000	3,099,100
Applied Materials Inc *	236,800	3,848,000
Illinois Tool Works Inc	63,400	5,676,202
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	107,600	8,570,340
KLA-Tencor Corp *	38,000	1,748,380
Lam Research Corp *	105,500	3,044,730
Lexmark International Inc ‘A’ *	21,900	1,751,343
Polycom Inc *	50,900	862,755
Teradyne Inc *	141,300	2,062,980
The Boeing Co	47,900	2,800,234

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
United Defense Industries Inc	25,400	$1,864,868
United Technologies Corp	35,900	3,649,594

		40,354,926

Technology - 9.68%
Advanced Micro Devices Inc *	232,600	3,749,512
Affiliated Computer Services Inc ‘A’ *	105,200	5,600,848
Altera Corp *	700	13,846
Applera Corp-Applied Biosystems Group	135,800	2,680,692
Avnet Inc *	94,400	1,738,848
Cadence Design Systems Inc * †	105,300	1,574,235
Cisco Systems Inc *	362,000	6,476,180
Flextronics International Ltd * (Singapore)	208,100	2,505,524
General Dynamics Corp	12,800	1,370,240
Hewlett-Packard Co	95,500	2,095,270
International Business Machines Corp	8,400	767,592
Jabil Circuit Inc *	106,000	3,023,120
JDS Uniphase Corp *	440,600	735,802
Linear Technology Corp	43,600	1,670,316
Micron Technology Inc *	119,400	1,234,596
Microsoft Corp	471,600	11,398,572
QUALCOMM Inc	83,600	3,063,940
SAP AG ADR (Germany)	73,700	2,953,896
Seagate Technology * (Cayman)	83,300	1,628,515
Sun Microsystems Inc *	312,600	1,262,904

		55,544,448

Utilities - 7.11%
Cablevision Systems Corp NY ‘A’ *	91,309	2,561,217
Edison International	58,500	2,031,120
Kinder Morgan Inc	58,227	4,407,784
Kinder Morgan Management LLC * †	114,233	4,636,717
MDU Resources Group Inc	33,400	922,508
NiSource Inc	73,000	1,663,670
Qwest Communications International Inc * †	761,500	2,817,550
Sprint Corp	614,700	13,984,425
The AES Corp *	225,300	3,690,414
Verizon Communications Inc	114,900	4,078,950

		40,794,355

Total Common Stocks (Cost $496,095,959)		560,560,896

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.59%
Repurchase Agreement - 2.59%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $14,847,804; collateralized by U.S. Treasury Notes 3.375% due 02/15/08 and market value $15,148,250)	$14,847,000	14,847,000

Total Short-Term Investment (Cost $14,847,000)		14,847,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.33% (Cost $510,942,959)		575,407,896

	Shares
SECURITIES LENDING COLLATERAL - 3.98%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $22,828,532)	22,828,532	22,828,532

TOTAL INVESTMENTS - 104.31% (Cost $533,771,491)		598,236,428

OTHER ASSETS & LIABILITIES, NET - (4.31%)		(24,727,316)

NET ASSETS - 100.00%		$573,509,112

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 26.41%
Collateralized Mortgage Obligations - 14.11%
Bear Stearns Alt-A Trust
3.170% due 02/25/34 “ §	$4,929,271	$4,931,745
3.200% due 01/25/35 “ §	12,128,811	12,145,461
Countrywide Home Loan Mortgage Pass-Thru Trust
3.979% due 08/25/33 “ §	436,226	437,080
CS First Boston Mortgage Securities Corp
3.180% due 03/25/34 “ §	2,469,635	2,472,793
3.280% due 02/25/34 “ §	4,701,971	4,712,524
3.330% due 01/25/33 “ §	4,088,694	4,100,010
CS First Boston Mortgage Securities Corp (IO)
1.679% due 11/15/36 ~ “ §	23,870,507	1,359,845
1.884% due 05/15/38 ~ “ §	22,201,478	1,444,217
5.500% due 04/25/33 - 06/25/33 “ ±	1,183,739	75,663
5.750% due 05/25/33 “	697,876	31,293
Fannie Mae
4.500% due 09/25/11 “	2,800,223	2,801,880
6.500% due 08/25/08 “	3,555,000	3,688,527
8.000% due 10/25/19 “	572,961	576,888
Fannie Mae (IO)
5.500% due 12/25/31 “	7,793,374	839,906
Freddie Mac
5.000% due 10/15/14 “	3,446,224	3,466,592
6.000% due 12/15/08 - 07/15/15 “ ±	3,571,854	3,610,789
6.500% due 09/15/09 - 09/15/18 “ ±	6,228,063	6,360,180
7.000% due 09/15/30 “	7,199,480	7,515,361
8.500% due 12/15/15 “	1,078,862	1,096,089
Harborview Mortgage Loan Trust
3.150% due 04/19/34 “ §	7,352,372	7,357,215
Impac CMB Trust
3.220% due 11/25/34 “ §	14,210,975	14,243,227
3.240% due 10/25/34 “ §	8,566,175	8,562,791
Impac Secured Assets Corp
3.250% due 11/25/34 “ §	8,724,843	8,759,003
MASTR Adjustable Rate Mortgages Trust
3.230% due 11/25/34 “ §	3,921,497	3,936,413
3.896% due 09/25/34 “ §	5,597,771	5,672,991
Merrill Lynch Mortgage Investors Inc
4.282% due 07/25/33 “ §	6,106,355	6,116,931
4.366% due 12/25/34 “ §	4,813,633	4,841,165
MLCC Mortgage Investors Inc
3.728% due 11/25/29 “ §	19,261,886	19,224,331
Prudential Commercial Mortgage Trust (IO)
1.550% due 02/11/36 ~ “ §	40,327,230	2,584,411
Sequoia Mortgage Trust
2.570% due 11/20/34 “ §	9,111,564	9,109,541
3.203% due 02/20/34 “ §	4,796,967	4,785,428
3.350% due 03/20/34 “ §	3,863,284	3,857,637
3.656% due 10/20/34 “ §	13,750,132	13,802,909
Structured Adjustable Rate Mortgage Loan Trust
4.506% due 05/25/34 “ §	8,119,485	8,136,456
4.655% due 02/25/34 “ §	1,075,318	1,083,910
4.789% due 06/25/34 “ §	12,699,859	12,556,927
5.035% due 03/25/34 “ §	2,926,159	2,920,477
Structured Asset Securities Corp
4.700% due 11/25/33 “ §	4,680,907	4,699,427
5.000% due 07/25/33 “ §	1,831,112	1,795,335
Washington Mutual Inc (IO)
0.506% due 02/25/34 “ §	12,940,641	95,734
1.181% due 01/25/08 “ §	5,525,654	116,624
Washington Mutual MSC Mortgage Pass-Thru Certs
6.750% due 12/25/31 “	3,554,763	3,551,923
7.000% due 03/25/34 “	6,872,050	7,095,042

		216,572,691

Fannie Mae - 8.05%
3.483% due 08/01/33 “ §	19,659,420	19,277,202
3.592% due 05/01/33 “ §	2,482,163	2,502,076
4.244% due 05/01/33 “ §	11,279,140	11,221,067
4.607% due 02/01/33 “ §	7,481,284	7,560,293
4.655% due 01/01/35 “ §	9,815,852	9,748,865
4.723% due 04/01/33 “ §	3,529,039	3,515,109
4.886% due 06/01/33 “ §	7,092,920	7,157,667
5.500% due 03/01/18 - 12/01/18 “ ±	26,066,929	26,605,266
6.000% due 01/01/18 “	17,685,676	18,280,578
6.500% due 05/01/33 “	9,434,483	9,798,060
7.000% due 05/01/33 - 06/01/33 “ ±	7,492,001	7,900,048

		123,566,231

Freddie Mac - 2.27%
5.500% due 02/01/12 - 04/01/18 “ ±	12,786,141	13,066,742
6.000% due 04/01/33 “	18,179,528	18,617,689
6.500% due 12/01/32 “	3,118,178	3,242,524

		34,926,955

Government National Mortgage Association - 1.98%
4.250% due 07/20/34 “ §	18,941,412	18,827,399
4.500% due 09/20/34 “ §	11,484,498	11,511,392

		30,338,791

Total Mortgage-Backed Securities (Cost $410,039,955)		405,404,668

ASSET-BACKED SECURITIES - 13.26%
AmeriCredit Automobile Receivables Trust
2.110% due 08/06/07 “	7,008,894	6,998,099
2.140% due 12/06/07 “	7,000,000	6,965,543
4.460% due 04/12/09 “	14,937,624	15,022,454
5.010% due 07/14/08 “	2,618,487	2,640,121
5.370% due 06/12/08 “	3,042,050	3,068,140
Capital One Auto Finance Trust
1.830% due 10/15/07 “	3,263,835	3,249,523
5.400% due 05/15/08 “	2,746,681	2,767,258
Countrywide Home Equity Loan Trust
3.030% due 12/15/29 “ §	9,609,829	9,642,930
3.030% due 04/15/30 “ §	7,273,600	7,282,406
3.050% due 05/15/28 “ §	5,811,418	5,819,202
3.050% due 02/15/30 “ §	19,614,109	19,645,347
3.060% due 06/15/29 “ §	6,392,616	6,412,669
3.060% due 03/15/30 “ §	9,224,380	9,251,931
3.070% due 10/15/28 “ §	5,435,417	5,446,456
3.070% due 06/15/29 “ §	7,577,754	7,591,576
3.070% due 07/15/29 “ §	7,986,364	8,000,504
3.100% due 02/15/34 “ §	20,412,175	20,488,314
3.160% due 03/15/29 “ §	9,448,141	9,481,348
CPS Auto Trust
2.688% due 04/15/10 ~ “	9,912,478	9,757,595
First Auto Receivables Group Trust
1.965% due 12/15/07 ~ “	5,072,412	5,050,929
Household Automotive Trust
5.390% due 08/17/08 “	3,112,886	3,140,482
Household Home Equity Loan Trust
3.200% due 09/20/33 “ §	8,094,660	8,125,957

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
Merrill Lynch Mortgage Investors Inc
3.200% due 07/25/35 “ §	$11,000,000	$11,047,216
Park Place Securities Inc
3.210% due 10/25/34 “ §	6,000,000	6,022,307
Residential Asset Mortgage Products Inc
3.100% due 02/25/34 “ §	5,142,025	5,153,209
Residential Asset Securities Corp (IO)
3.500% due 11/25/05 “	2,838,621	45,815
Triad Auto Receivables Owner Trust
2.480% due 03/12/08 “	5,500,000	5,462,514

Total Asset-Backed Securities (Cost $204,060,116)		203,579,845

U.S. GOVERNMENT AGENCY ISSUES - 30.63%
Fannie Mae
2.100% due 04/19/06	11,000,000	10,814,397
2.150% due 04/13/06	21,000,000	20,662,320
2.300% due 04/28/06	35,000,000	34,435,660
2.530% due 04/07/06	20,000,000	19,760,660
2.550% due 04/13/07	8,400,000	8,162,331
3.010% due 06/02/06	12,000,000	11,867,664
3.150% due 03/08/07	23,650,000	23,283,709
3.250% due 07/12/06	16,000,000	15,887,696
5.500% due 02/15/06	12,000,000	12,189,588
Federal Farm Credit Bank
3.650% due 12/03/07	8,000,000	7,898,776
Federal Home Loan Bank
2.250% due 07/28/06	10,000,000	9,797,120
2.300% due 08/30/06	13,600,000	13,315,338
2.500% due 04/11/06 †	11,000,000	10,863,413
2.750% due 05/15/06	10,000,000	9,889,310
2.875% due 05/22/06	25,000,000	24,751,775
2.875% due 05/23/06	20,000,000	19,800,740
2.970% due 09/17/07	10,000,000	9,747,610
3.790% due 11/28/08	5,000,000	4,875,575
4.875% due 02/15/07	31,000,000	31,495,411
5.375% due 02/15/07	5,000,000	5,128,200
Freddie Mac
2.150% due 02/10/06	15,000,000	14,814,015
2.270% due 04/28/06	17,000,000	16,735,463
2.500% due 12/30/05	25,000,000	24,808,300
2.810% due 02/02/06	20,000,000	19,868,480
3.000% due 04/25/07	10,000,000	9,809,720
3.000% due 07/09/08	18,535,000	17,846,888
5.250% due 01/15/06	46,000,000	46,590,916
6.750% due 05/30/06	7,800,000	8,067,064
7.100% due 04/10/07	6,705,000	7,110,706

Total U.S. Government Agency Issues (Cost $473,782,648)		470,278,845

U.S. TREASURY OBLIGATIONS - 17.22%
U.S. Treasury Notes - 16.96%
2.375% due 08/31/06 †	28,000,000	27,520,948
2.750% due 08/15/07 †	55,000,000	53,648,650
2.875% due 11/30/06 †	3,100,000	3,058,829
3.375% due 02/28/07 †	106,000,000	105,258,848
3.375% due 02/15/08 †	72,000,000	70,942,536

		260,429,811

U.S. Treasury Strips - 0.26%
0.000% due 11/15/21	9,000,000	3,953,934

Total U.S. Treasury Obligations (Cost $266,207,993)		264,383,745

SHORT-TERM INVESTMENTS - 14.75%
Repurchase Agreements - 14.75%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $59,003; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $64,188)	59,000	59,000
UBS Securities Inc 2.640% due 04/01/05 (Dated 03/31/05, repurchase price of $226,316,595; collateralized by U.S. Treasury Bonds 7.500% due 11/15/24 and market value $24,050,699; 8.000% due 11/15/21 and market value $69,744,950; 8.125% due 08/15/19 and market value $68,103,160; and 8.500% due 02/15/20 and market value $70,415,012)	226,300,000	226,300,000

		226,359,000

Total Short-Term Investments (Cost $226,359,000)		226,359,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 102.27% (Cost $1,580,449,712)		1,570,006,103

	Shares
SECURITIES LENDING COLLATERAL - 16.09%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $247,047,550)	247,047,550	247,047,550

TOTAL INVESTMENTS - 118.36% (Cost $1,827,497,262)		1,817,053,653

OTHER ASSETS & LIABILITIES, NET - (18.36%)		(281,796,715)

NET ASSETS - 100.00%		$1,535,256,938

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

Note to Schedule of Investments

(a) The amount of $2,900,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (06/05)	513	$513,000,000	($678,966)
Eurodollar (09/05)	600	600,000,000	(1,036,435)
Eurodollar (12/05)	695	695,000,000	(1,053,963)
Eurodollar (03/06)	407	407,000,000	(429,133)
Eurodollar (06/06)	290	290,000,000	(572,436)
Eurodollar (09/06)	201	201,000,000	(370,089)
Eurodollar (03/07)	75	75,000,000	(97,504)
Eurodollar (06/07)	75	75,000,000	(80,629)
U.S. Treasury 2-Year Notes (06/05)	686	137,200,000	(914,789)
U.S. Treasury 30-Year Bonds (06/05)	181	18,100,000	(292,110)
Short Futures Outstanding

Eurodollar (12/06)	246	246,000,000	346,847
10-Year Interest Rate Swap (06/05)	434	43,400,000	851,997
U.S. Treasury 5-Year Notes (06/05)	742	74,200,000	1,106,656
U.S. Treasury 10-Year Notes (06/05)	186	18,600,000	(11,087)

			($3,231,641)

PACIFIC SELECT FUND
CONCENTRATED GROWTH PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.63%
Consumer Discretionary - 47.42%
Carnival Corp	11,290	$584,935
Cendant Corp	111,460	2,289,388
Clear Channel Communications Inc	45,324	1,562,318
eBay Inc *	19,120	712,411
EchoStar Communications Corp ‘A’	25,290	739,733
Family Dollar Stores Inc	19,640	596,270
Google Inc ‘A’ *	6,160	1,111,942
Harrah’s Entertainment Inc	35,640	2,301,631
Lowe’s Cos Inc	17,860	1,019,627
Starwood Hotels & Resorts Worldwide Inc	12,750	765,383
The E.W. Scripps Co ‘A’	11,030	537,713
The McGraw-Hill Cos Inc	22,340	1,949,165
Time Warner Inc *	58,350	1,024,042
Univision Communications Inc ‘A’ *	80,710	2,234,860
Viacom Inc ‘B’	75,968	2,645,965
Wal-Mart Stores Inc	33,990	1,703,239
Westwood One Inc *	24,610	500,814
Yahoo! Inc *	24,100	816,990

		23,096,426

Consumer Staples - 5.50%
PepsiCo Inc	34,010	1,803,550
Wm. Wrigley Jr. Co	13,330	874,048

		2,677,598

Financial Services - 17.06%
Fannie Mae	25,130	1,368,329
First Data Corp	46,580	1,831,060
Freddie Mac	31,370	1,982,584
MBNA Corp	51,710	1,269,481
Moody’s Corp	8,550	691,353
The Charles Schwab Corp	111,000	1,166,610

		8,309,417

Health Care - 7.47%
Caremark Rx Inc *	46,160	1,836,245
Medco Health Solutions Inc *	11,440	567,081
Pfizer Inc	18,920	497,028
Stryker Corp	16,530	737,403

		3,637,757

Producer Durables - 1.15%
Crown Castle International Corp *	35,010	562,261

Technology - 17.32%
Cisco Systems Inc *	68,620	1,227,612
Dell Inc *	37,810	1,452,660
Linear Technology Corp	12,940	495,731
Microsoft Corp	97,920	2,366,726
QUALCOMM Inc	78,880	2,890,952

		8,433,681

Utilities - 3.71%
Cablevision Systems Corp NY ‘A’ *	35,470	994,934
Comcast Corp Special ‘A’ *	24,330	812,622

		1,807,556

Total Common Stocks (Cost $49,451,199)		48,524,696

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.25%
Repurchase Agreement - 0.25%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $119,006; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $123,438)	$119,000	119,000

Total Short-Term Investment (Cost $119,000)		119,000

TOTAL INVESTMENTS - 99.88% (Cost $49,570,199)		48,643,696

OTHER ASSETS & LIABILITIES, NET - 0.12%		60,499

NET ASSETS - 100.00%		$48,704,195

Note to Schedule of Investments

(a) Effective February 1, 2005, the portfolio changed its name from I-Net TollkeeperSM and investment strategy from I-Net Tollkeeper strategies to a large-capitalization growth mandate. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
FINANCIAL SERVICES PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.80%
Financial Services - 96.80%
ACE Ltd (Bermuda)	63,900	$2,637,153
American International Group Inc	33,000	1,828,530
Anglo Irish Bank Corp PLC (XDUB) (Ireland)	40,800	1,020,754
Aon Corp	61,100	1,395,524
Bank of America Corp	89,124	3,930,368
Capital One Financial Corp	32,800	2,452,456
Citigroup Inc	94,650	4,253,571
Cullen/Frost Bankers Inc	19,300	871,395
Fannie Mae	92,600	5,042,070
Federated Investors Inc ‘B’	44,950	1,272,534
Fifth Third Bancorp †	48,700	2,093,126
Franklin Resources Inc	22,700	1,558,355
Freddie Mac	52,500	3,318,000
Genworth Financial Inc ‘A’ †	53,800	1,480,576
H&R Block Inc	17,000	859,860
JPMorgan Chase & Co	134,472	4,652,731
Lehman Brothers Holdings Inc	11,000	1,035,760
Marsh & McLennan Cos Inc	68,300	2,077,686
MBIA Inc †	22,900	1,197,212
Merrill Lynch & Co Inc	62,000	3,509,200
Morgan Stanley	48,700	2,788,075
North Fork Bancorp Inc	47,350	1,313,489
Prudential Financial Inc	34,300	1,968,820
Safeco Corp	31,800	1,548,978
State Street Corp	12,600	550,872
The Bank of New York Co Inc	123,200	3,578,960
The Chubb Corp	7,200	570,744
The Goldman Sachs Group Inc	4,600	505,954
The Hartford Financial Services Group Inc	57,900	3,969,624
The PMI Group Inc	41,000	1,558,410
The St. Paul Travelers Cos Inc	32,031	1,176,499
U.S. Bancorp	52,900	1,524,578
UBS AG (NYSE) † (Switzerland)	11,800	995,920
Wachovia Corp	51,600	2,626,956
Wells Fargo & Co	49,000	2,930,200
Zions Bancorp	9,700	669,494

		74,764,434

Total Common Stocks (Cost $71,606,193)		74,764,434

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.31%
Repurchase Agreement - 3.31%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $2,556,138; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $2,611,938)	$2,556,000	2,556,000

Total Short-Term Investment (Cost $2,556,000)		2,556,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.11% (Cost $74,162,193)		77,320,434

	Shares
SECURITIES LENDING COLLATERAL - 5.80%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $4,483,804)	4,483,804	4,483,804

TOTAL INVESTMENTS - 105.91% (Cost $78,645,997)		81,804,238

OTHER ASSETS & LIABILITIES, NET - (5.91%)		(4,565,447)

NET ASSETS - 100.00%		$77,238,791

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.97%
Consumer Discretionary - 0.81%
Fisher Scientific International Inc *	15,800	$899,336

Health Care - 92.19%
Advanced Medical Optics Inc * †	7,200	260,712
Aetna Inc	7,000	524,650
ALTANA AG (Germany)	3,200	202,844
Amgen Inc *	119,900	6,979,379
ATS Medical Inc * †	71,000	259,150
Baxter International Inc	10,600	360,188
Becton Dickinson & Co	6,900	403,098
Boston Scientific Corp *	51,600	1,511,364
Bristol-Myers Squibb Co	26,300	669,598
C.R. Bard Inc	5,900	401,672
Caremark Rx Inc *	29,200	1,161,576
Community Health Systems Inc *	95,000	3,316,450
Corgentech Inc * †	24,300	56,376
Cubist Pharmaceuticals Inc * †	182,000	1,932,840
Cytyc Corp *	5,500	126,555
DaVita Inc *	11,500	481,275
DENTSPLY International Inc	4,600	250,286
Eisai Co Ltd (Japan)	152,100	5,163,145
Eli Lilly & Co	74,400	3,876,240
EPIX Pharmaceuticals Inc * †	13,000	91,000
Forest Laboratories Inc *	136,400	5,039,980
Gen-Probe Inc *	400	17,824
Genzyme Corp *	21,700	1,242,108
Gilead Sciences Inc *	82,700	2,960,660
Guidant Corp	59,900	4,426,610
HCA Inc	11,500	616,055
HMS Holdings Corp *	72,000	532,800
Indevus Pharmaceuticals Inc * †	121,000	336,380
IntraLase Corp * †	18,600	311,364
Isis Pharmaceuticals Inc * †	38,300	148,221
Johnson & Johnson	2,000	134,320
Kinetic Concepts Inc *	9,500	566,675
Kyorin Pharmaceutical Co Ltd (Japan)	51,000	722,456
Medicis Pharmaceutical Corp ‘A’	14,900	446,702
Medtronic Inc	68,700	3,500,265
Merck KGaA * (Germany)	3,300	237,459
MGI PHARMA Inc *	11,400	288,078
Nabi Biopharmaceuticals * †	42,800	534,144
Novartis AG ADR (Switzerland)	43,700	2,044,286
Novo Nordisk AS ADR † (Denmark)	32,000	1,786,240
OSI Pharmaceuticals Inc *	31,600	1,306,344
PacifiCare Health Systems Inc *	47,000	2,675,240
Pfizer Inc	249,600	6,556,992
Protein Design Labs Inc * †	184,200	2,945,358
QLT Inc * † (Canada)	210,800	2,710,888
Roche Holding AG (Switzerland)	37,900	4,062,355
Sanofi-Aventis ADR (France)	166,301	7,041,177
Santen Pharmaceutical Co Ltd (Japan)	8,200	175,884
Shire Pharmaceuticals Group PLC ADR † (United Kingdom)	75,200	2,577,856
SonoSite Inc * †	53,200	1,382,136
St. Jude Medical Inc *	100,000	3,600,000
Symmetry Medical Inc *	37,900	720,858
The Cooper Cos Inc	800	58,320
Triad Hospitals Inc *	1,800	90,180
Universal Health Services Inc ‘B’	5,600	293,440
Valeant Pharmaceuticals International †	9,500	213,940
Varian Medical Systems Inc *	6,800	233,104
VNUS Medical Technologies Inc * †	23,100	267,498
WellPoint Inc *	500	62,675
Wyeth	143,500	6,052,830
Yamanouchi Pharmaceutical Co Ltd (Japan)	144,440	4,889,650

		101,837,750

Multi-Industry - 0.79%
Akzo Nobel NV ADR (Netherlands)	5,500	252,890
Takeda Pharmaceutical Co Ltd (Japan)	13,000	619,509

		872,399

Producer Durables - 0.41%
Thermo Electron Corp *	9,100	230,139
Waters Corp *	6,300	225,477

		455,616

Technology - 0.77%
Varian Inc *	22,400	848,736

Total Common Stocks (Cost $105,634,761)		104,913,837

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.75%
Repurchase Agreement - 3.75%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $4,145,225; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $4,231,438)	$4,145,000	4,145,000

Total Short-Term Investment (Cost $4,145,000)		4,145,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.72% (Cost $109,779,761)		109,058,837

	Shares
SECURITIES LENDING COLLATERAL - 9.59%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $10,588,859)	10,588,859	10,588,859

TOTAL INVESTMENTS - 108.31% (Cost $120,368,620)		119,647,696

OTHER ASSETS & LIABILITIES, NET - (8.31%)		(9,177,556)

NET ASSETS - 100.00%		$110,470,140

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.96%
Consumer Discretionary - 12.16%
Activision Inc *	38,533	$570,293
eBay Inc *	20,500	763,830
Google Inc ‘A’ *	6,000	1,083,060
InfoSpace Inc * †	11,200	457,296
Niku Corp * †	9,000	162,450
Time Warner Inc *	84,650	1,485,608
VeriSign Inc * ⌂	60,400	1,733,480
Yahoo! Inc *	77,900	2,640,810

		8,896,827

Financial Services - 3.41%
Automatic Data Processing Inc	13,400	602,330
CheckFree Corp *	9,100	370,916
DST Systems Inc *	14,700	678,846
First Data Corp	16,300	640,753
Kronos Inc *	4,000	204,440

		2,497,285

Health Care - 0.60%
Quest Diagnostics Inc	4,200	441,546

Materials & Processing - 0.26%
Dycom Industries Inc * †	8,200	188,518

Producer Durables - 3.00%
American Tower Corp ‘A’ *	23,700	432,051
ATMI Inc *	7,500	187,800
KLA-Tencor Corp *	17,100	786,771
Lam Research Corp *	10,600	305,916
Novellus Systems Inc *	8,700	232,551
Teradyne Inc *	17,300	252,580

		2,197,669

Technology - 70.39%
Altera Corp *	68,700	1,358,886
Amdocs Ltd * (United Kingdom)	61,840	1,756,256
Amphenol Corp ‘A’	18,700	692,648
Analog Devices Inc	21,500	777,010
Anteon International Corp *	8,200	319,226
Apple Computer Inc *	54,500	2,271,015
ATI Technologies Inc * ⌂ (Canada)	35,000	604,100
Avaya Inc *	30,520	356,474
Avid Technology Inc *	16,300	882,156
Broadcom Corp ‘A’ *	25,900	774,928
Brocade Communications Systems Inc *	50,000	296,000
Check Point Software Technologies Ltd * (Israel)	35,900	780,466
Cisco Systems Inc *	129,700	2,320,333
Cognizant Technology Solutions Corp ‘A’ *	25,500	1,178,100
Cognos Inc * (Canada)	18,900	792,666
Comverse Technology Inc *	58,810	1,483,188
Cypress Semiconductor Corp * †	34,600	435,960
Dell Inc *	56,200	2,159,204
EMC Corp *	158,600	1,953,952
Emulex Corp *	28,400	535,056
F5 Networks Inc * ⌂	13,800	696,762
Freescale Semiconductor Inc ‘A’ *	14,500	245,775
Freescale Semiconductor Inc ‘B’ *	14,309	246,830
Hewlett-Packard Co	33,100	726,214
Infosys Technologies Ltd ADR (India)	2,400	176,952
Integrated Device Technology Inc *	16,800	202,104
Intel Corp	115,300	2,678,419
International Business Machines Corp	19,600	1,791,048
Juniper Networks Inc *	17,105	377,336
Linear Technology Corp	23,600	904,116
Macromedia Inc *	22,200	743,700
Marvell Technology Group Ltd * ⌂ (Bermuda)	41,800	1,602,612
Maxim Integrated Products Inc	32,300	1,320,101
McAfee Inc *	16,000	360,960
Mercury Interactive Corp *	12,500	592,250
Microchip Technology Inc	29,300	762,093
Microsoft Corp	61,200	1,479,204
National Semiconductor Corp	54,800	1,129,428
NAVTEQ Corp *	16,200	702,270
Network Appliance Inc *	26,500	732,990
Nokia OYJ ADR * (Finland)	76,226	1,176,167
Openwave Systems Inc * †	37,800	460,782
Oracle Corp *	188,800	2,356,224
PMC-Sierra Inc * †	48,500	426,800
QLogic Corp *	11,600	469,800
QUALCOMM Inc	27,480	1,007,142
SAP AG ADR (Germany)	5,600	224,448
Sapient Corp *	6,500	47,743
Siebel Systems Inc *	41,900	382,547
SigmaTel Inc *	4,700	175,921
Storage Technology Corp *	20,800	640,640
Symantec Corp *	10,200	217,566
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	45,624	386,889
Texas Instruments Inc	41,300	1,052,737
Trimble Navigation Ltd *	14,900	503,769
VERITAS Software Corp *	17,640	409,601
Wipro Ltd ADR † (India)	28,200	575,562
Xilinx Inc	48,100	1,405,963
Zebra Technologies Corp ‘A’ *	8,115	385,381

		51,504,470

Utilities - 9.14%
America Movil SA de CV ‘L’ ADR (Mexico)	10,900	562,440
Cablevision Systems Corp NY ‘A’ *	8,200	230,010
Comcast Corp ‘A’ *	42,000	1,418,760
Jupiter Telecommunications Co Ltd * (Japan)	42	33,489
Nextel Communications Inc ‘A’ *	27,500	781,550
Nextel Partners Inc ‘A’ *	45,100	990,396
NII Holdings Inc * †	11,500	661,250
Sprint Corp	38,100	866,775
Syniverse Holdings Inc *	25,500	351,900
VimpelCom ADR * (Russia)	22,900	788,218

		6,684,788

Total Common Stocks (Cost $66,782,222)		72,411,103

	Number of
	Contracts
PURCHASED PUT OPTIONS - 0.00%
ATI Technologies Inc CBOE (Canada) Strike @ $15.00 Exp. 04/16/05 Broker: Citigroup Inc	181	905

Total Purchased Put Options (Cost $4,687)		905

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.71%
Repurchase Agreement - 1.71%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $1,250,068; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $1,278,813)	$1,250,000	$1,250,000

Total Short-Term Investment (Cost $1,250,000)		1,250,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.67% (Cost $68,036,909)		73,662,008

	Shares
SECURITIES LENDING COLLATERAL - 3.15%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $2,301,674)	2,301,674	2,301,674

TOTAL INVESTMENTS - 103.82% (Cost $70,338,583)		75,963,682

OTHER ASSETS & LIABILITIES, NET - (3.82%)		(2,792,337)

NET ASSETS - 100.00%		$73,171,345

Notes to Schedule of Investments

(a) Transactions in written options for the period ended March 31, 2005, were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$—
Call Options Written	532	31,824

Outstanding, March 31, 2005	532	$31,824

(b) Premiums received and value of written options outstanding as of March 31, 2005:

	Number of
Type	Contracts	Premium	Value

Call - CBOE VeriSign Inc Strike @ $30.00 Exp. 04/16/05 Broker: Citigroup Inc	94	$7,802	$5,170
Call - CBOE F5 Networks Inc Strike @ $60.00 Exp. 04/16/05 Broker: Lehman Brothers Holdings Inc	10	970	100
Broker: Merrill Lynch & Co Inc	49	4,753	490
Call - CBOE ATI Technologies Inc (Canada) Strike @ $20.00 Exp. 05/21/05 Broker: Citigroup Inc	181	3,130	3,168
Call - CBOE Marvell Technology Group Ltd (Bermuda) Strike @ $40.00 Exp. 05/21/05 Broker: Credit Suisse Group	105	7,915	16,275
Call - CBOE Marvell Technology Group Ltd (Bermuda) Strike @ $42.50 Exp. 05/21/05 Broker: Credit Suisse Group	93	7,254	6,045

		$31,824	$31,248

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 5.86%
Autos & Transportation - 0.49%
America Latina Logistica SA * (Brazil)	18,500	$509,270

Materials & Processing - 5.37%
Caemi Mineracao e Metalurgica SA * (Brazil)	1,101,460	1,018,954
Cia Siderurgica de Tubarao SA (Brazil)	74,299,970	4,548,438

		5,567,392

Total Preferred Stocks (Cost $4,353,462)		6,076,662

COMMON STOCKS - 85.36%
Autos & Transportation - 4.29%
Alexander & Baldwin Inc	45,115	1,858,738
FedEx Corp	27,620	2,594,899

		4,453,637

Consumer Discretionary - 20.86%
Alberto-Culver Co	37,355	1,787,810
Avon Products Inc	49,725	2,135,192
CoStar Group Inc *	40,390	1,488,372
Fred’s Inc †	44,330	761,146
InterActiveCorp *	119,655	2,664,717
Liberty Media International Inc ‘A’ *	39,735	1,738,009
LVMH Moet Hennessy Louis Vuitton SA (France)	29,534	2,209,030
Puma AG (Germany)	8,199	2,045,206
Tempur-Pedic International Inc *	107,825	2,012,014
The Pep Boys-Manny, Moe & Jack †	112,365	1,975,377
Time Warner Inc *	88,170	1,547,384
Univision Communications Inc ‘A’ *	46,032	1,274,626

		21,638,883

Energy - 2.88%
EOG Resources Inc	61,190	2,982,401

Financial Services - 18.08%
Anglo Irish Bank Corp PLC (LI) (Ireland)	40,590	1,016,552
Assurant Inc	85,565	2,883,540
Berkshire Hathaway Inc ‘B’ *	795	2,270,520
CapitalSource Inc * †	170,235	3,915,405
Chicago Mercantile Exchange Holdings Inc	20,915	4,058,137
National Financial Partners Corp †	92,160	3,667,968
Shinsei Bank Ltd (Japan)	166,000	944,325

		18,756,447

Health Care - 19.72%
Celgene Corp * †	97,745	3,328,217
Dade Behring Holdings Inc *	128,590	7,577,809
Intuitive Surgical Inc *	25,780	1,172,217
PacifiCare Health Systems Inc *	26,685	1,518,910
Roche Holding AG (Switzerland)	25,712	2,755,970
Taro Pharmaceutical Industries Ltd * † (Israel)	63,900	2,016,684
Teva Pharmaceutical Industries Ltd ADR (Israel)	67,420	2,090,020

		20,459,827

Materials & Processing - 3.90%
Cia Siderurgica Nacional SA ADR † (Brazil)	167,800	4,043,980

Producer Durables - 3.07%
Desarrolladora Homex SA de CV ADR * † (Mexico)	56,620	1,391,720
FKI PLC (United Kingdom)	338,610	679,882
KB Home	9,445	1,109,410

		3,181,012

Technology - 10.70%
ARM Holdings PLC (United Kingdom)	312,102	620,760
Check Point Software Technologies Ltd * (Israel)	52,735	1,146,459
Cisco Systems Inc *	171,035	3,059,816
Corning Inc *	210,555	2,343,477
Maxim Integrated Products Inc	21,735	888,309
Samsung Electronics Co Ltd (S. Korea)	3,100	1,532,447
Texas Instruments Inc	59,090	1,506,204

		11,097,472

Utilities - 1.86%
Jupiter Telecommunications Co Ltd * (Japan)	2,414	1,924,806

Total Common Stocks (Cost $76,185,648)		88,538,465

	Principal
	Amount
SHORT-TERM INVESTMENTS - 8.42%
Commercial Paper - 4.82%
Prudential Funding Corp 2.770% due 04/01/05	$5,000,000	5,000,000

U.S. Government Agency Issue - 3.57%
Freddie Mac 2.540% due 04/01/05	3,700,000	3,700,000

Repurchase Agreement - 0.03%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $38,002; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $39,500)	38,000	38,000

Total Short-Term Investments (Cost $8,738,000)		8,738,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.64% (Cost $89,277,110)		103,353,127

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.07%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $10,440,437)	10,440,437	$10,440,437

TOTAL INVESTMENTS - 109.71% (Cost $99,717,547)		113,793,564

OTHER ASSETS & LIABILITIES, NET - (9.71%)		(10,070,940)

NET ASSETS - 100.00%		$103,722,624

Note to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.36%
Financial Services - 0.36%
Fannie Mae	112,000	$6,223,000

Total Preferred Stocks (Cost $5,600,000)		6,223,000

COMMON STOCKS - 96.40%
Autos & Transportation - 7.09%
Bayerische Motoren Werke AG † (Germany)	319,041	14,470,846
C.H. Robinson Worldwide Inc	335,920	17,309,958
Canadian National Railway Co (Canada)	874,568	55,368,868
FedEx Corp	361,770	33,988,292
Union Pacific Corp	21,605	1,505,868

		122,643,832

Consumer Discretionary - 30.41%
Amazon.com Inc * †	130,415	4,469,322
Avon Products Inc	473,905	20,349,481
Best Buy Co Inc	281,055	15,179,781
Clear Channel Communications Inc †	559,110	19,272,522
eBay Inc *	261,230	9,733,430
EchoStar Communications Corp ‘A’ †	329,145	9,627,491
Electronic Arts Inc *	343,085	17,764,941
Harman International Industries Inc	149,460	13,221,232
Lamar Advertising Co ‘A’ * †	207,625	8,365,211
Liberty Media Corp ‘A’ *	7,696,817	79,815,992
Liberty Media International Inc ‘A’ *	469,706	20,544,940
Lions Gate Entertainment Corp * † (Canada)	408,310	4,511,825
Lowe’s Cos Inc	151,970	8,675,967
LVMH Moet Hennessy Louis Vuitton SA † (France)	348,209	26,044,695
Marvel Enterprises Inc * †	506,567	10,131,340
Nike Inc ‘B’	299,295	24,934,266
PETsMART Inc	342,915	9,858,806
R.R. Donnelley & Sons Co	206,600	6,532,692
Staples Inc	856,830	26,930,167
Starwood Hotels & Resorts Worldwide Inc	901,850	54,138,056
The Walt Disney Co	569,485	16,361,304
Time Warner Inc *	2,568,873	45,083,721
Univision Communications Inc ‘A’ *	425,955	11,794,694
Wal-Mart Stores Inc	216,705	10,859,088
Yahoo! Inc *	1,523,025	51,630,548

		525,831,512

Consumer Staples - 2.57%
The Procter & Gamble Co	580,355	30,758,815
Whole Foods Market Inc †	133,640	13,648,653

		44,407,468

Energy - 1.61%
BJ Services Co	337,245	17,496,271
Reliant Energy Inc *	901,835	10,262,882

		27,759,153

Financial Services - 12.70%
American Express Co	245,440	12,608,253
Automatic Data Processing Inc	276,350	12,421,932
Berkshire Hathaway Inc ‘B’ *	20,653	58,984,968
Chicago Mercantile Exchange Holdings Inc †	11,710	2,272,091
Citigroup Inc	378,855	17,025,744
Fannie Mae	106,625	5,805,731
Freddie Mac	265,045	16,750,844
JPMorgan Chase & Co	1,437,393	49,733,798
MBNA Corp	676,065	16,597,396
NewAlliance Bancshares Inc †	616,559	8,631,826
The Goldman Sachs Group Inc	170,025	18,701,050

		219,533,633

Health Care - 13.24%
Aetna Inc	101,765	7,627,287
Caremark Rx Inc *	830,800	33,049,224
Celgene Corp * †	375,610	12,789,520
Forest Laboratories Inc *	343,650	12,697,868
Kinetic Concepts Inc *	156,840	9,355,506
LifePoint Hospitals Inc * †	63,944	2,803,305
Neurocrine Biosciences Inc * †	123,145	4,686,899
Roche Holding AG † (Switzerland)	466,622	50,015,418
Sanofi-Aventis † (France)	221,598	18,686,011
UnitedHealth Group Inc	618,955	59,035,928
WellPoint Inc *	145,270	18,209,594

		228,956,560

Integrated Oils - 1.30%
BP PLC ADR (United Kingdom)	220,240	13,742,976
GlobalSantaFe Corp †	236,595	8,763,479

		22,506,455

Materials & Processing - 3.14%
American Standard Cos Inc	184,915	8,594,849
Delta & Pine Land Co	156,265	4,219,155
Givaudan SA † (Switzerland)	25,079	16,103,568
POSCO (S. Korea)	69,380	13,732,526
Syngenta AG * † (Switzerland)	85,086	8,885,282
Syngenta AG ADR * (Switzerland)	128,490	2,698,290

		54,233,670

Multi-Industry - 5.39%
General Electric Co	270,645	9,759,459
Smiths Group PLC (United Kingdom)	1,268,028	20,404,139
Tyco International Ltd (Bermuda)	1,864,620	63,024,156

		93,187,754

Producer Durables - 1.76%
Lockheed Martin Corp	398,485	24,331,494
Pentair Inc	154,535	6,026,865

		30,358,359

Technology - 14.67%
Check Point Software Technologies Ltd * (Israel)	302,345	6,572,980
Cisco Systems Inc *	1,769,715	31,660,201
Corning Inc *	977,870	10,883,693
Dell Inc *	591,300	22,717,746
Maxim Integrated Products Inc	807,305	32,994,555
Microsoft Corp	1,575,925	38,090,107
Motorola Inc	1,460,185	21,858,969
Samsung Electronics Co Ltd (S. Korea)	86,160	42,592,142
Texas Instruments Inc	1,814,350	46,247,782

		253,618,175

Utilities - 2.52%
Comcast Corp Special ‘A’ *	983,285	32,841,719
Nextel Partners Inc ‘A’ * †	486,935	10,693,093

		43,534,812

Total Common Stocks (Cost $1,349,621,996)		1,666,571,383

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.80%
Commercial Paper - 0.46%
UBS Finance DE LLC 2.830% due 04/01/05	$8,000,000	$8,000,000

U.S. Government Agency Issues - 3.34%
Freddie Mac 2.540% due 04/01/05	27,700,000	27,700,000
2.575% due 04/19/05 †	30,000,000	29,961,375

		57,661,375

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $66,004; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $69,125)	66,000	66,000

Total Short-Term Investments (Cost $65,727,375)		65,727,375

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.56% (Cost $1,420,949,371)		1,738,521,758

	Shares
SECURITIES LENDING COLLATERAL - 11.27%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $194,767,949)	194,767,949	194,767,949

TOTAL INVESTMENTS - 111.83% (Cost $1,615,717,320)		1,933,289,707

OTHER ASSETS & LIABILITIES, NET - (11.83%)		(204,467,048)

NET ASSETS - 100.00%		$1,728,822,659

Notes to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Forward foreign currency contracts outstanding as of March 31, 2005, were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	CHF	3,825,000	04/05	($103,559)
Sell	CHF	12,860,000	04/05	(1,080,306)
Buy	EUR	4,000,000	04/05	79,467
Sell	EUR	4,200,000	04/05	32,691
Sell	EUR	11,300,000	04/05	(680,202)
Sell	EUR	1,700,000	09/05	27,196
Buy	KRW	2,800,000,000	05/05	85,033
Sell	KRW	1,250,000,000	05/05	5,840
Sell	KRW	18,750,000,000	05/05	(1,555,960)

				($3,189,800)

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.32%
Autos & Transportation - 5.66%
CNF Inc	593,400	$27,765,186
Lear Corp	562,300	24,943,628
Norfolk Southern Corp	564,400	20,911,020
Southwest Airlines Co †	1,464,600	20,855,904

		94,475,738

Consumer Discretionary - 27.98%
ARAMARK Corp ‘B’ †	1,535,900	40,363,452
Arbitron Inc †	590,900	25,349,610
Belo Corp ‘A’	1,491,100	35,995,154
Brinker International Inc *	585,500	21,206,810
CDW Corp †	438,500	24,854,180
Dex Media Inc	2,153,100	44,461,515
Dollar Tree Stores Inc * †	1,513,900	43,494,347
GTECH Holdings Corp	1,462,700	34,417,331
Mattel Inc †	1,067,000	22,780,450
Newell Rubbermaid Inc †	981,900	21,542,886
Polo Ralph Lauren Corp †	422,700	16,400,760
Reebok International Ltd †	887,000	39,294,100
Republic Services Inc †	766,300	25,655,724
Sears Holdings Corp * †	137,009	18,245,524
Westwood One Inc * †	2,618,600	53,288,510

		467,350,353

Consumer Staples - 2.71%
Dean Foods Co *	581,300	19,938,590
The Pepsi Bottling Group Inc †	911,900	25,396,415

		45,335,005

Energy - 3.81%
Baker Hughes Inc †	376,300	16,741,587
BJ Services Co †	372,900	19,346,052
Premcor Inc	221,400	13,213,152
Valero Energy Corp	195,400	14,316,958

		63,617,749

Financial Services - 18.78%
AMB Property Corp	543,900	20,559,420
City National Corp	229,400	16,016,708
DST Systems Inc * †	575,400	26,571,972
Federated Investors Inc ‘B’	679,600	19,239,476
Health Care Property Investors Inc †	864,200	20,282,774
Legg Mason Inc †	217,950	17,030,613
M&T Bank Corp	151,900	15,502,914
Mercantile Bankshares Corp	304,800	15,502,128
MGIC Investment Corp	285,000	17,575,950
North Fork Bancorp Inc	937,350	26,002,089
Northern Trust Corp †	378,500	16,442,040
Protective Life Corp	831,800	32,689,740
RenaissanceRe Holdings Ltd (Bermuda)	624,400	29,159,480
The Student Loan Corp	84,100	17,577,741
Trizec Properties Inc †	1,237,200	23,506,800

		313,659,845

Health Care - 8.38%
DaVita Inc *	741,400	31,027,590
Edwards Lifesciences Corp * †	539,800	23,330,156
Health Net Inc * †	775,400	25,363,334
Laboratory Corp of America Holdings *	755,900	36,434,380
Medco Health Solutions Inc *	480,700	23,828,299

		139,983,759

Integrated Oils - 1.90%
GlobalSantaFe Corp †	574,900	21,294,296
Unocal Corp	170,600	10,524,314

		31,818,610

Materials & Processing - 11.14%
Avery Dennison Corp	331,400	20,523,602
Ball Corp	607,600	25,203,248
Celanese Corp ‘A’ * †	1,420,500	25,554,795
Jacobs Engineering Group Inc * †	313,600	16,282,112
Louisiana-Pacific Corp	775,600	19,498,584
Pactiv Corp *	1,312,800	30,653,880
Rohm & Haas Co	392,800	18,854,400
Temple-Inland Inc	407,900	29,593,145

		186,163,766

Multi-Industry - 2.75%
Fortune Brands Inc †	355,200	28,639,776
ITT Industries Inc	191,600	17,289,984

		45,929,760

Producer Durables - 3.39%
Alliant Techsystems Inc *	317,100	22,656,795
Novellus Systems Inc *	942,500	25,193,025
Polycom Inc *	513,800	8,708,910

		56,558,730

Technology - 6.97%
Arrow Electronics Inc * †	718,700	18,219,045
Avaya Inc *	2,041,800	23,848,224
BEA Systems Inc * †	2,765,000	22,037,050
Ingram Micro Inc ‘A’ *	383,600	6,394,612
Intersil Corp ‘A’ †	629,100	10,896,012
Siebel Systems Inc * †	1,194,500	10,905,785
Storage Technology Corp * †	310,600	9,566,480
Vishay Intertechnology Inc *	1,173,700	14,589,091

		116,456,299

Utilities - 4.85%
Citizens Communications Co	933,900	12,084,666
KeySpan Corp †	487,900	19,013,463
MCI Inc	371,000	9,245,320
PanAmSat Holding Corp †	1,026,700	17,453,900
Western Wireless Corp ‘A’ * †	612,700	23,258,092

		81,055,441

Total Common Stocks (Cost $1,475,773,483)		1,642,405,055

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.12%
Repurchase Agreement - 1.12%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $18,672,011; collateralized by U.S. Treasury Notes 3.375% due 02/15/08 and market value $19,048,875)	$18,671,000	$18,671,000

Total Short-Term Investment (Cost $18,671,000)		18,671,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.44% (Cost $1,494,444,483)		1,661,076,055

	Shares
SECURITIES LENDING COLLATERAL - 7.79%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $130,181,546)	130,181,546	130,181,546

TOTAL INVESTMENTS - 107.23% (Cost $1,624,626,029)		1,791,257,601

OTHER ASSETS & LIABILITIES, NET - (7.23%)		(120,731,532)

NET ASSETS - 100.00%		$1,670,526,069

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.95%
Denmark - 2.02%
Danske Bank AS †	1,506,800	$43,717,728

Finland - 4.09%
Nokia OYJ * †	5,712,000	88,556,991

France - 12.36%
AXA †	1,731,728	46,131,224
Sanofi-Aventis †	576,890	48,645,625
Societe Generale †	625,100	64,946,612
Total SA †	288,195	67,432,168
Vivendi Universal SA * †	1,309,000	40,096,535

		267,252,164

Germany - 3.71%
Schering AG †	619,700	41,209,974
Siemens AG	494,100	38,987,163

		80,197,137

Ireland - 2.02%
Allied Irish Banks PLC	2,092,800	43,813,074

Italy - 7.28%
Enel SPA †	4,341,000	41,528,823
ENI SPA †	2,624,435	68,142,842
Sanpaolo IMI SPA †	3,051,500	47,784,141

		157,455,806

Japan - 8.50%
Canon Inc	1,220,000	65,420,125
Kao Corp †	2,535,000	58,274,503
Nomura Holdings Inc	4,296,000	60,095,123

		183,789,751

Netherlands - 6.08%
Heineken NV †	1,907,340	66,089,208
Royal Dutch Petroleum Co †	1,092,360	65,306,824

		131,396,032

Switzerland - 17.78%
Compagnie Financiere Richemont AG ‘A’	1,313,000	41,221,646
Credit Suisse Group †	1,617,300	69,435,521
Nestle SA †	237,230	64,908,254
Novartis AG †	860,100	40,126,734
Roche Holding AG †	381,100	40,848,643
Swiss Reinsurance Co †	591,700	42,372,062
UBS AG (LI) †	1,013,100	85,550,855

		384,463,715

United Kingdom - 31.11%
Barclays PLC	8,051,500	82,314,974
BP PLC	6,283,000	65,125,111
Cadbury Schweppes PLC	9,126,297	91,492,347
Diageo PLC	4,342,487	61,218,423
GlaxoSmithKline PLC	3,646,676	83,591,624
HSBC Holdings PLC (LI)	4,863,900	76,933,392
Tesco PLC	7,480,800	44,743,149
Unilever PLC	8,732,600	86,307,799
Vodafone Group PLC	30,491,600	80,958,289

		672,685,108

Total Common Stocks (Cost $1,663,241,339)		2,053,327,506

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.73%
Repurchase Agreement - 4.73%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $102,188,535; collateralized by U.S. Treasury Notes 3.375% due 02/15/08 and market value $104,230,625)	$102,183,000	102,183,000

Total Short-Term Investment (Cost $102,183,000)		102,183,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.68% (Cost $1,765,424,339)		2,155,510,506

	Shares
SECURITIES LENDING COLLATERAL - 17.95%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $388,170,626)	388,170,626	388,170,626

TOTAL INVESTMENTS - 117.63% (Cost $2,153,594,965)		2,543,681,132

OTHER ASSETS & LIABILITIES, NET - (17.63%)		(381,252,488)

NET ASSETS - 100.00%		$2,162,428,644

Note to Schedule of Investments

(a) As of March 31, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	30.66%
Short-Term Investment & Securities Lending Collateral	22.68%
Consumer Staples	19.18%
Health Care	11.77%
Integrated Oils	9.15%
Technology	7.12%
Consumer Discretionary	6.46%
Utilities	3.74%
Multi-Industry	3.72%
Energy	3.15%

117.63%
Other Assets & Liabilities, Net	(17.63%)

100.00%

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.34%
Autos & Transportation - 1.04%
Expeditors International of Washington Inc †	13,600	$728,280
FedEx Corp	12,390	1,164,040
United Parcel Service Inc ‘B’	25,950	1,887,603

		3,779,923

Consumer Discretionary - 19.95%
Abercrombie & Fitch Co ‘A’	15,120	865,469
Activision Inc *	30,280	448,144
Apollo Group Inc ‘A’ *	9,090	673,205
Avon Products Inc	19,770	848,924
Bed Bath & Beyond Inc *	6,900	252,126
Best Buy Co Inc	9,440	509,854
Career Education Corp * †	6,550	224,403
Carnival Corp	19,380	1,004,078
Cintas Corp	41,590	1,718,083
Circuit City Stores Inc	25,500	409,275
Cooper Industries Ltd ‘A’	21,080	1,507,642
eBay Inc *	41,380	1,541,819
Electronic Arts Inc *	37,840	1,959,355
Fisher Scientific International Inc *	13,350	759,882
Getty Images Inc * †	8,660	615,813
Grupo Televisa SA ADR (Mexico)	16,760	985,488
Kohl’s Corp *	27,080	1,398,140
Lamar Advertising Co ‘A’ *	23,930	964,140
Lowe’s Cos Inc	39,110	2,232,790
Mattel Inc	131,390	2,805,176
News Corp ‘A’ (Australia)	101,090	1,710,443
OfficeMax Inc †	81,530	2,731,255
Outback Steakhouse Inc	27,350	1,252,356
PETsMART Inc	19,600	563,500
Reebok International Ltd †	38,820	1,719,726
Royal Caribbean Cruises Ltd † (Liberia)	14,480	647,111
Staples Inc	31,140	978,730
Target Corp	51,270	2,564,525
The Cheesecake Factory Inc * †	20,095	712,368
The Gap Inc	140,790	3,074,854
The Gillette Co	93,970	4,743,606
The Home Depot Inc	36,600	1,399,584
The Interpublic Group of Cos Inc *	381,000	4,678,680
The TJX Cos Inc	58,100	1,431,003
The Walt Disney Co	228,550	6,566,242
Time Warner Inc *	85,480	1,500,174
Univision Communications Inc ‘A’ *	50,290	1,392,530
Viacom Inc ‘B’	269,534	9,387,869
Wal-Mart Stores Inc	23,080	1,156,539
Yahoo! Inc *	76,850	2,605,215

		72,540,116

Consumer Staples - 3.64%
CVS Corp	35,480	1,866,958
General Mills Inc	67,430	3,314,184
PepsiCo Inc	65,720	3,485,132
Rite Aid Corp * †	163,300	646,668
Sysco Corp	46,220	1,654,676
The Procter & Gamble Co	42,870	2,272,110

		13,239,728

Energy - 3.81%
Apache Corp	16,100	985,803
BJ Services Co	41,810	2,169,103
Calpine Corp * †	851,920	2,385,376
Cooper Cameron Corp *	61,350	3,509,833
Devon Energy Corp	100,570	4,802,218

		13,852,333

Financial Services - 14.04%
American Express Co	43,650	2,242,300
American International Group Inc	24,290	1,345,909
Bank of America Corp	105,164	4,637,732
Citigroup Inc	50,616	2,274,683
Conseco Inc *	208,640	4,260,429
Fiserv Inc *	17,100	680,580
Freddie Mac	68,970	4,358,904
JPMorgan Chase & Co	226,000	7,819,600
Mellon Financial Corp	207,780	5,930,041
Merrill Lynch & Co Inc	83,910	4,749,306
Northern Trust Corp	3,710	161,162
The Allstate Corp	88,360	4,776,742
The Goldman Sachs Group Inc	5,300	582,947
The Hartford Financial Services Group Inc	31,603	2,166,702
The PNC Financial Services Group Inc	98,540	5,072,839

		51,059,876

Health Care - 17.10%
Abbott Laboratories	140,290	6,540,320
Allergan Inc	26,910	1,869,438
Amgen Inc *	35,310	2,055,395
Apria Healthcare Group Inc *	63,970	2,053,437
Biogen Idec Inc *	17,500	603,925
Boston Scientific Corp *	28,400	831,836
Eli Lilly & Co	28,170	1,467,657
Genentech Inc *	17,260	977,089
Genzyme Corp *	41,656	2,384,389
Gilead Sciences Inc *	46,860	1,677,588
Guidant Corp	9,080	671,012
HCA Inc	16,030	858,727
ImClone Systems Inc * †	36,240	1,250,280
Johnson & Johnson	113,120	7,597,139
MedImmune Inc *	160,680	3,825,791
Medtronic Inc	64,730	3,297,994
Merck & Co Inc	219,250	7,097,122
St. Jude Medical Inc *	32,960	1,186,560
Tenet Healthcare Corp * †	357,790	4,125,319
Wyeth	279,800	11,801,964

		62,172,982

Integrated Oils - 2.40%
GlobalSantaFe Corp †	125,283	4,640,482
Noble Corp	72,890	4,097,147

		8,737,629

Materials & Processing - 4.59%
Bowater Inc	99,980	3,766,247
Masco Corp	114,100	3,955,847
Monsanto Co	21,350	1,377,075
Owens-Illinois Inc *	268,530	6,750,844
Smurfit-Stone Container Corp *	54,070	836,463

		16,686,476

Multi-Industry - 2.96%
General Electric Co	32,214	1,161,637
SPX Corp †	46,420	2,009,058
Tyco International Ltd (Bermuda)	224,095	7,574,411

		10,745,106

Producer Durables - 2.46%
Applied Materials Inc *	39,810	646,912
Emerson Electric Co	6,250	405,812
Illinois Tool Works Inc	6,910	618,652
KLA-Tencor Corp *	27,070	1,245,491
Lockheed Martin Corp	87,590	5,348,245
Waters Corp *	18,710	669,631

		8,934,743

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Technology - 19.71%
Accenture Ltd ‘A’ * (Bermuda)	119,500	$2,885,925
Amdocs Ltd * (United Kingdom)	43,750	1,242,500
Amphenol Corp ‘A’	10,280	380,771
Analog Devices Inc	51,640	1,866,270
Check Point Software Technologies Ltd * (Israel)	32,220	700,463
Cisco Systems Inc *	334,540	5,984,921
Citrix Systems Inc *	35,950	856,329
Comverse Technology Inc *	73,020	1,841,564
Corning Inc *	76,200	848,106
Dell Inc *	119,790	4,602,332
EMC Corp *	186,150	2,293,368
International Business Machines Corp	17,800	1,626,564
Linear Technology Corp	16,800	643,608
Marvell Technology Group Ltd * (Bermuda)	35,320	1,354,169
Maxim Integrated Products Inc	14,100	576,267
Mercury Interactive Corp *	60,150	2,849,907
Microsoft Corp	225,774	5,456,958
Network Appliance Inc *	28,740	794,948
Nokia OYJ ADR * (Finland)	400,230	6,175,549
Nortel Networks Corp * (Canada)	2,592,850	7,078,480
Oracle Corp *	263,674	3,290,652
PMC-Sierra Inc * †	110,800	975,040
QUALCOMM Inc	38,480	1,410,292
Samsung Electronics Co Ltd (S. Korea)	1,380	682,186
Sun Microsystems Inc *	647,170	2,614,567
Symantec Corp *	290,000	6,185,700
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	78,400	664,832
Telefonaktiebolaget LM Ericsson ADR * † (Sweden)	16,540	466,428
Texas Instruments Inc	37,990	968,365
VERITAS Software Corp * †	118,580	2,753,428
Xilinx Inc	54,380	1,589,527

		71,660,016

Utilities - 5.64%
Comcast Corp Special ‘A’ *	51,860	1,732,124
Sprint Corp	380,180	8,649,095
Verizon Communications Inc	254,130	9,021,615
Vodafone Group PLC ADR † (United Kingdom)	42,013	1,115,865

		20,518,699

Total Common Stocks (Cost $335,717,853)		353,927,627

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.17%
Commercial Paper - 1.37%
Cargill Inc 2.820% due 04/01/05	$4,986,000	4,986,000

U.S. Government Agency Issue - 0.80%
Federal Home Loan Bank 2.400% due 04/01/05	2,920,000	2,920,000

Total Short-Term Investments (Cost $7,906,000)		7,906,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.51% (Cost $343,623,853)		361,833,627

	Shares
SECURITIES LENDING COLLATERAL - 5.57%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $20,261,889)	20,261,889	20,261,889

TOTAL INVESTMENTS - 105.08% (Cost $363,885,742)		382,095,516

OTHER ASSETS & LIABILITIES, NET - (5.08%)		(18,487,733)

NET ASSETS - 100.00%		$363,607,783

Note to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.38%
Australia - 1.16%
News Corp ‘B’ CDI	1	$18
QBE Insurance Group Ltd	1,899,947	21,848,591

		21,848,609

Austria - 1.76%
Erste Bank der Oesterreichischen Sparkassen AG †	630,710	32,989,576

Brazil - 0.90%
Cia Vale do Rio Doce ADR	532,070	16,818,733

Canada - 3.90%
BCE Inc †	473,610	11,843,186
Canadian National Railway Co	501,670	31,760,728
EnCana Corp †	418,600	29,561,873

		73,165,787

France - 17.26%
AXA †	1,563,980	41,662,612
Business Objects SA * †	581,460	15,564,794
Credit Agricole SA †	1,043,132	28,355,752
Groupe Danone †	286,450	28,499,070
L’Air Liquide SA †	104,176	19,162,561
L’Air Liquide SA - Registered * +	178,724	32,875,226
LVMH Moet Hennessy Louis Vuitton SA †	202,150	15,120,043
Sanofi-Aventis †	263,870	22,250,552
Schneider Electric SA †	585,548	45,884,107
Societe Television Francaise 1 †	281,027	8,888,763
Total SA †	198,785	46,511,922
Veolia Environnement †	544,200	19,300,924

		324,076,326

Germany - 1.36%
Premiere AG *	41,490	1,718,374
Schering AG †	358,820	23,861,486

		25,579,860

Hong Kong - 2.98%
CNOOC Ltd	35,812,000	19,284,744
Esprit Holdings Ltd	2,443,000	16,679,349
Hutchison Telecommunications International Ltd * †	21,029,000	20,086,807

		56,050,900

Hungary - 1.33%
OTP Bank RT GDR	365,050	24,969,420

Indonesia - 0.33%
P.T. Bank Central Asia Tbk	17,459,000	6,267,617

Ireland - 1.06%
Anglo Irish Bank Corp PLC (LI)	10,533	263,793
DEPFA Bank PLC	1,243,580	19,666,951

		19,930,744

Italy - 2.18%
FASTWEB SPA * †	200,279	9,800,672
Riunione Adriatica di Sicurta SPA †	1,323,580	31,140,838

		40,941,510

Japan - 15.60%
Asahi Glass Co Ltd	2,537,000	26,735,149
Bridgestone Corp †	1,290,000	23,711,555
Canon Inc	768,000	41,182,505
Chugai Pharmaceutical Co Ltd †	794,190	12,198,367
Murata Manufacturing Co Ltd †	300,200	16,097,640
Nintendo Co Ltd †	268,600	29,307,283
Nitto Denko Corp †	489,700	25,665,523
NOK Corp †	47,000	1,119,882
Sekisui Chemical Co Ltd †	2,307,000	16,759,797
Shinsei Bank Ltd †	3,990,000	22,697,939
Tokyo Gas Co Ltd †	7,088,000	28,555,591
Toray Industries Inc †	3,851,000	17,274,373
Toyota Motor Corp	850,100	31,631,997

		292,937,601

Mexico - 1.23%
Grupo Televisa SA ADR	393,400	23,131,920

Netherlands - 1.12%
ABN Amro Holding NV Ω	—	5
Reed Elsevier NV	1,382,360	20,840,318
VNU NV	5,769	168,262

		21,008,585

Poland - 0.58%
Powszechna Kasa Oszczednosci Bank Polski SA *	1,230,930	10,859,826

Singapore - 2.33%
DBS Group Holdings Ltd	1,601,000	14,450,947
SingTel	18,711,350	29,244,454

		43,695,401

South Korea - 2.04%
Samsung Electronics Co Ltd	77,610	38,365,554

Spain - 5.10%
Banco Bilbao Vizcaya Argentaria SA †	1,806,710	29,415,861
Iberdrola SA †	916,450	23,973,609
Telefonica SA	2,428,114	42,303,063

		95,692,533

Sweden - 6.50%
Atlas Copco AB ‘A’ †	559,770	26,797,458
Hennes & Mauritz AB ‘B’ †	1,000,210	34,373,422
Sandvik AB †	1,023,190	42,543,079
Telefonaktiebolaget LM Ericsson ‘B’ * †	6,562,450	18,469,043

		122,183,002

Switzerland - 7.44%
Nestle SA †	52,576	14,385,265
Roche Holding AG †	465,350	49,879,077
Straumann Holding AG †	32,120	6,955,462
Syngenta AG *	95,020	9,922,660
Synthes Inc	128,620	14,302,462
UBS AG (LI) †	525,108	44,342,551

		139,787,477

Thailand - 0.57%
Bangkok Bank PCL	3,733,055	10,687,683

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
United Kingdom - 20.65%
AMVESCAP PLC	3,019,470	$19,043,939
Anglo American PLC	18,530	439,465
AstraZeneca PLC	744,740	29,357,818
Aviva PLC	28,608	343,294
BG Group PLC	1,194,460	9,282,871
BHP Billiton PLC	17,600	236,476
Diageo PLC	2,134,773	30,095,067
Hilton Group PLC	3,852,106	21,911,369
Kingfisher PLC	6,831,897	37,279,327
NEXT PLC	725,090	21,814,224
Reckitt Benckiser PLC	2,435,135	77,402,291
Reed Elsevier PLC	26,960	279,448
Royal Bank of Scotland Group PLC	703,808	22,397,578
Smith & Nephew PLC	1,535,785	14,438,706
The BOC Group PLC	486,760	9,373,329
Vodafone Group PLC	18,302,310	48,594,488
Vodafone Group PLC ADR †	3,637	96,599
William Hill PLC	3,117,600	32,462,112
Yell Group PLC	1,461,930	13,067,500

		387,915,901

Total Common Stocks (Cost $1,570,994,934)		1,828,904,565

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.33%
Commercial Paper - 2.08%
First Data Corp 2.810% due 04/01/05	$39,000,000	39,000,000

U.S. Government Agency Issue - 0.25%
Federal Home Loan Bank 2.400% due 04/01/05	4,717,000	4,717,000

Total Short-Term Investments (Cost $43,717,000)		43,717,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.71% (Cost $1,614,711,934)		1,872,621,565

	Shares
SECURITIES LENDING COLLATERAL - 26.00%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $488,268,948)	488,268,948	488,268,948

TOTAL INVESTMENTS - 125.71% (Cost $2,102,980,882)		2,360,890,513

OTHER ASSETS & LIABILITIES, NET - (25.71%)		(482,832,550)

NET ASSETS - 100.00%		$1,878,057,963

Notes to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) As of March 31, 2005, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments & Securities Lending Collateral	28.33%
Financial Services	20.31%
Consumer Discretionary	14.74%
Utilities	11.42%
Health Care	9.22%
Materials & Processing	8.44%
Consumer Staples	8.01%
Producer Durables	7.88%
Technology	6.05%
Integrated Oils	5.57%
Autos & Transportation	4.64%
Multi-Industry	1.10%

125.71%
Other Assets & Liabilities, Net	(25.71%)

100.00%

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.33%
Autos & Transportation - 2.43%
Burlington Northern Santa Fe Corp	55,910	$3,015,226
Cooper Tire & Rubber Co †	11,600	212,976
CSX Corp	31,200	1,299,480
Dana Corp	21,928	280,459
Delphi Corp †	87,105	390,230
Delta Air Lines Inc * †	13,300	53,865
FedEx Corp	43,688	4,104,488
Ford Motor Co	266,444	3,018,811
General Motors Corp †	88,144	2,590,552
Genuine Parts Co	26,275	1,142,700
Harley-Davidson Inc	43,000	2,483,680
Navistar International Corp *	10,560	384,384
Norfolk Southern Corp	60,000	2,223,000
PACCAR Inc	23,998	1,737,215
Southwest Airlines Co	115,430	1,643,723
The Goodyear Tire & Rubber Co * †	25,900	345,765
Union Pacific Corp	36,400	2,537,080
United Parcel Service Inc ‘B’	165,500	12,038,470
Visteon Corp †	18,318	104,596

		39,606,700

Consumer Discretionary - 13.62%
Alberto-Culver Co	12,807	612,943
Allied Waste Industries Inc * †	40,600	296,786
Apollo Group Inc ‘A’ *	25,900	1,918,154
AutoNation Inc *	40,800	772,752
AutoZone Inc *	10,500	899,850
Avon Products Inc	68,900	2,958,566
Bed Bath & Beyond Inc *	42,700	1,560,258
Best Buy Co Inc	45,999	2,484,406
Big Lots Inc *	16,800	201,936
Carnival Corp	80,900	4,191,429
Cendant Corp	153,828	3,159,627
Cintas Corp	24,900	1,028,619
Circuit City Stores Inc	28,200	452,610
Clear Channel Communications Inc	77,812	2,682,180
Coach Inc *	27,400	1,551,662
Convergys Corp *	25,689	383,537
Cooper Industries Ltd ‘A’	13,800	986,976
Costco Wholesale Corp	66,044	2,917,824
Darden Restaurants Inc	26,400	809,952
Dillard’s Inc ‘A’ †	13,900	373,910
Dollar General Corp †	47,893	1,049,336
Eastman Kodak Co	42,200	1,373,610
eBay Inc *	181,400	6,758,964
Electronic Arts Inc *	46,900	2,428,482
Family Dollar Stores Inc	24,500	743,820
Federated Department Stores Inc	23,000	1,463,720
Fisher Scientific International Inc *	16,900	961,948
Gannett Co Inc	36,900	2,918,052
Harrah’s Entertainment Inc	16,950	1,094,631
Hasbro Inc	25,725	526,076
Hilton Hotels Corp	56,100	1,253,835
International Flavors & Fragrances Inc †	13,700	541,150
International Game Technology	52,700	1,404,982
J.C. Penney Co Inc	44,700	2,320,824
Jones Apparel Group Inc	18,900	632,961
Kimberly-Clark Corp	72,361	4,756,289
Knight-Ridder Inc	12,500	840,625
Kohl’s Corp *	45,900	2,369,817
Leggett & Platt Inc †	29,300	846,184
Limited Brands Inc	55,807	1,356,110
Liz Claiborne Inc	13,420	538,545
Lowe’s Cos Inc	111,500	6,365,535
Marriott International Inc ‘A’	31,100	2,079,346
Mattel Inc	60,350	1,288,472
Maytag Corp †	11,700	163,449
McDonald’s Corp	183,000	5,698,620
Meredith Corp	7,400	345,950
Monster Worldwide Inc *	15,700	440,385
Newell Rubbermaid Inc †	40,034	878,346
News Corp ‘A’ (Australia)	435,800	7,373,736
Nike Inc ‘B’	32,000	2,665,920
Nordstrom Inc	20,520	1,136,398
Office Depot Inc *	46,600	1,033,588
OfficeMax Inc †	9,600	321,600
Omnicom Group Inc	28,200	2,496,264
R.R. Donnelley & Sons Co	28,000	885,360
RadioShack Corp	26,844	657,678
Reebok International Ltd	5,880	260,484
Robert Half International Inc	25,300	682,088
Sabre Holdings Corp ‘A’ †	20,502	448,584
Sears Holdings Corp * †	15,705	2,091,483
Snap-On Inc	8,650	274,984
Staples Inc	72,350	2,273,960
Starbucks Corp *	56,800	2,934,288
Starwood Hotels & Resorts Worldwide Inc	30,670	1,841,120
Target Corp	131,600	6,582,632
The Black & Decker Corp	11,600	916,284
The Gap Inc	113,850	2,486,484
The Gillette Co	147,300	7,435,704
The Home Depot Inc	324,950	12,426,088
The Interpublic Group of Cos Inc *	61,458	754,704
The May Department Stores Co	43,200	1,599,264
The McGraw-Hill Cos Inc	27,600	2,408,100
The New York Times Co ‘A’ †	21,800	797,444
The Stanley Works	11,900	538,713
The TJX Cos Inc	75,300	1,854,639
The Walt Disney Co	304,606	8,751,330
Tiffany & Co	21,300	735,276
Time Warner Inc *	679,760	11,929,788
Toys “R” Us Inc *	31,100	801,136
Tribune Co	46,414	1,850,526
Univision Communications Inc ‘A’ *	47,000	1,301,430
V.F. Corp	16,400	969,896
Viacom Inc ‘A’ †	6,000	210,240
Viacom Inc ‘B’	246,186	8,574,658
Wal-Mart Stores Inc	500,200	25,065,022
Waste Management Inc	86,260	2,488,601
Wendy’s International Inc	16,600	648,064
Whirlpool Corp	9,100	616,343
Yahoo! Inc *	195,808	6,637,891
Yum! Brands Inc	44,340	2,297,255

		221,739,088

Consumer Staples - 7.34%
Albertson’s Inc †	56,178	1,160,076
Altria Group Inc	306,452	20,038,896
Anheuser-Busch Cos Inc	111,300	5,274,507
Brown-Forman Corp ‘B’	16,522	904,580
Campbell Soup Co	54,000	1,567,080
Coca-Cola Enterprises Inc	58,200	1,194,264
Colgate-Palmolive Co	74,500	3,886,665
ConAgra Foods Inc	79,600	2,150,792
CVS Corp	56,400	2,967,768
General Mills Inc †	50,700	2,491,905
H.J. Heinz Co	50,950	1,876,998
Hershey Foods Corp	29,600	1,789,616
Kellogg Co	55,800	2,414,466
McCormick & Co Inc	20,000	688,600
Molson Coors Brewing Co ‘B’ †	10,190	786,362
PepsiCo Inc	248,180	13,160,985
Reynolds American Inc †	19,000	1,531,210
Safeway Inc *	63,000	1,167,390

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Sara Lee Corp	115,525	$2,560,034
SUPERVALU Inc	19,600	653,660
Sysco Corp	89,300	3,196,940
The Clorox Co	23,500	1,480,265
The Coca-Cola Co	334,900	13,955,283
The Kroger Co *	109,700	1,758,491
The Pepsi Bottling Group Inc	34,500	960,825
The Procter & Gamble Co	373,100	19,774,300
UST Inc	25,200	1,302,840
Walgreen Co	149,200	6,627,464
Wm. Wrigley Jr. Co	31,500	2,065,455

		119,387,717

Energy - 1.98%
Anadarko Petroleum Corp	36,388	2,769,127
Apache Corp	46,244	2,831,520
Baker Hughes Inc	49,400	2,197,806
BJ Services Co	20,900	1,084,292
Burlington Resources Inc	57,594	2,883,732
Calpine Corp * †	76,800	215,040
Devon Energy Corp	70,493	3,366,050
Dynegy Inc ‘A’ * †	58,000	226,780
El Paso Corp	86,425	914,376
EOG Resources Inc	34,500	1,681,530
Halliburton Co	77,900	3,369,175
Kerr-McGee Corp	22,298	1,746,602
Nabors Industries Ltd * (Barbados)	19,469	1,151,397
Rowan Cos Inc	15,600	466,908
Sunoco Inc	10,257	1,061,805
The Williams Cos Inc	79,400	1,493,514
Valero Energy Corp	38,900	2,850,203
XTO Energy Inc	55,900	1,835,756

		32,145,613

Financial Services - 20.57%
ACE Ltd (Bermuda)	40,200	1,659,054
Aflac Inc	73,900	2,753,514
AMBAC Financial Group Inc	14,700	1,098,825
American Express Co	173,400	8,907,558
American International Group Inc	385,342	21,351,800
AmSouth Bancorp	55,350	1,436,332
Aon Corp	45,925	1,048,927
Apartment Investment & Management Co ‘A’	11,500	427,800
Archstone-Smith Trust	27,600	941,436
Automatic Data Processing Inc	85,700	3,852,215
Bank of America Corp	599,544	26,439,890
BB&T Corp	82,719	3,232,659
Capital One Financial Corp	35,100	2,624,427
CIGNA Corp	18,900	1,687,770
Cincinnati Financial Corp	26,750	1,166,568
CIT Group Inc	31,800	1,208,400
Citigroup Inc	772,819	34,730,486
Comerica Inc	25,650	1,412,802
Compass Bancshares Inc †	19,521	886,253
Countrywide Financial Corp	81,998	2,661,655
Dow Jones & Co Inc	11,900	444,703
E*TRADE Financial Corp *	54,200	650,400
Equifax Inc	22,200	681,318
Equity Office Properties Trust	58,700	1,768,631
Equity Residential	41,400	1,333,494
Fannie Mae	145,700	7,933,365
Federated Investors Inc ‘B’	15,800	447,298
Fifth Third Bancorp †	72,943	3,135,090
First Data Corp	114,537	4,502,449
First Horizon National Corp †	18,000	734,220
Fiserv Inc *	26,650	1,060,670
Franklin Resources Inc	31,500	2,162,475
Freddie Mac	99,700	6,301,040
Golden West Financial Corp	44,400	2,686,200
H&R Block Inc †	26,300	1,330,254
Huntington Bancshares Inc	34,523	825,100
Janus Capital Group Inc †	34,800	485,460
Jefferson-Pilot Corp	23,100	1,133,055
JPMorgan Chase & Co	526,782	18,226,657
KeyCorp	60,100	1,950,245
Lehman Brothers Holdings Inc	39,800	3,747,604
Lincoln National Corp	27,900	1,259,406
Loews Corp	25,900	1,904,686
M&T Bank Corp	16,200	1,653,372
Marsh & McLennan Cos Inc	75,700	2,302,794
Marshall & Ilsley Corp	33,000	1,377,750
MBIA Inc	22,700	1,186,756
MBNA Corp	186,070	4,568,019
Mellon Financial Corp	61,700	1,760,918
Merrill Lynch & Co Inc	137,631	7,789,915
MetLife Inc	109,200	4,269,720
MGIC Investment Corp †	14,300	881,881
Moody’s Corp	22,100	1,787,006
Morgan Stanley	164,603	9,423,522
National City Corp	92,700	3,105,450
North Fork Bancorp Inc	69,585	1,930,295
Northern Trust Corp	32,000	1,390,080
Paychex Inc	55,600	1,824,792
Plum Creek Timber Co Inc	26,900	960,330
Principal Financial Group Inc	46,700	1,797,483
ProLogis	26,400	979,440
Providian Financial Corp *	42,600	731,016
Prudential Financial Inc	78,100	4,482,940
Regions Financial Corp	69,781	2,260,904
Ryder System Inc	9,400	391,980
Safeco Corp	21,840	1,063,826
Simon Property Group Inc	31,500	1,908,270
SLM Corp	66,400	3,309,376
Sovereign Bancorp Inc	50,800	1,125,728
State Street Corp	45,500	1,989,260
SunGard Data Systems Inc *	42,700	1,473,150
SunTrust Banks Inc	51,200	3,689,984
Synovus Financial Corp	45,050	1,255,093
T. Rowe Price Group Inc	18,600	1,104,468
The Allstate Corp	97,278	5,258,849
The Bank of New York Co Inc	109,500	3,180,975
The Bear Stearns Cos Inc	15,220	1,520,478
The Charles Schwab Corp	179,900	1,890,749
The Chubb Corp	27,100	2,148,217
The Goldman Sachs Group Inc	67,700	7,446,323
The Hartford Financial Services Group Inc	42,200	2,893,232
The PNC Financial Services Group Inc	38,600	1,987,128
The Progressive Corp	30,400	2,789,504
The St. Paul Travelers Cos Inc	97,442	3,579,045
Torchmark Corp	18,800	981,360
U.S. Bancorp	279,099	8,043,633
UnumProvident Corp †	42,705	726,839
Wachovia Corp	236,732	12,052,026
Washington Mutual Inc	126,833	5,009,904
Wells Fargo & Co	250,805	14,998,139
XL Capital Ltd ‘A’ (Bermuda)	20,200	1,461,874
Zions Bancorp	13,000	897,260

		334,873,244

Health Care - 12.46%
Abbott Laboratories	231,300	10,783,206
Aetna Inc	41,778	3,131,261
Allergan Inc	18,300	1,271,301
AmerisourceBergen Corp †	15,200	870,808
Amgen Inc *	187,840	10,934,166
Bausch & Lomb Inc	7,900	579,070
Baxter International Inc	89,600	3,044,608
Becton Dickinson & Co	37,300	2,179,066

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Biogen Idec Inc *	52,230	$1,802,457
Biomet Inc	33,865	1,229,300
Boston Scientific Corp *	110,100	3,224,829
Bristol-Myers Squibb Co	283,900	7,228,094
C.R. Bard Inc	15,300	1,041,624
Cardinal Health Inc	62,375	3,480,525
Caremark Rx Inc *	67,734	2,694,478
Chiron Corp * †	24,800	869,488
Eli Lilly & Co	167,500	8,726,750
Express Scripts Inc *	9,400	819,586
Forest Laboratories Inc *	54,000	1,995,300
Genzyme Corp *	34,600	1,980,504
Gilead Sciences Inc *	62,600	2,241,080
Guidant Corp	47,700	3,525,030
HCA Inc	61,824	3,311,912
Health Management Associates Inc ‘A’	35,400	926,772
Hospira Inc *	22,760	734,465
Humana Inc *	24,000	766,560
IMS Health Inc	35,890	875,346
Johnson & Johnson	439,822	29,538,446
King Pharmaceuticals Inc *	35,133	291,955
Laboratory Corp of America Holdings *	20,200	973,640
Manor Care Inc	15,600	567,216
McKesson Corp	42,739	1,613,397
Medco Health Solutions Inc *	38,185	1,892,848
MedImmune Inc * †	36,300	864,303
Medtronic Inc	179,200	9,130,240
Merck & Co Inc	326,500	10,568,805
Millipore Corp *	7,352	319,077
Mylan Laboratories Inc †	38,150	676,018
Pfizer Inc	1,107,897	29,104,454
Quest Diagnostics Inc	14,800	1,555,924
Schering-Plough Corp	214,500	3,893,175
St. Jude Medical Inc *	51,624	1,858,464
Stryker Corp	58,400	2,605,224
Tenet Healthcare Corp *	69,450	800,759
UnitedHealth Group Inc	96,603	9,213,977
Watson Pharmaceuticals Inc * †	16,100	494,753
WellPoint Inc *	44,168	5,536,484
Wyeth	197,600	8,334,768
Zimmer Holdings Inc *	35,630	2,772,370

		202,873,883

Integrated Oils - 6.55%
Amerada Hess Corp	13,400	1,289,214
ChevronTexaco Corp	314,136	18,317,270
ConocoPhillips	102,966	11,103,853
Exxon Mobil Corp	947,178	56,451,809
Marathon Oil Corp	50,500	2,369,460
National Oilwell Varco Inc *	24,365	1,137,836
Noble Corp	20,400	1,146,684
Occidental Petroleum Corp	57,100	4,063,807
Schlumberger Ltd	85,000	5,990,800
Transocean Inc *	46,789	2,407,762
Unocal Corp	37,300	2,301,037

		106,579,532

Materials & Processing - 3.73%
Air Products & Chemicals Inc	33,000	2,088,570
Alcoa Inc	126,672	3,849,562
Allegheny Technologies Inc	13,802	332,766
American Standard Cos Inc	29,800	1,385,104
Archer-Daniels-Midland Co	94,794	2,330,037
Ashland Inc	10,400	701,688
Avery Dennison Corp	16,100	997,073
Ball Corp	17,900	742,492
Bemis Co Inc	15,600	485,472
E.I. du Pont de Nemours & Co	147,482	7,556,978
Eastman Chemical Co †	11,325	668,175
Ecolab Inc	37,480	1,238,714
Engelhard Corp	18,112	543,903
Fluor Corp	12,700	703,961
Freeport-McMoRan Copper & Gold Inc ‘B’ †	24,000	950,640
Georgia-Pacific Corp	37,576	1,333,572
Great Lakes Chemical Corp	7,500	240,900
Hercules Inc *	16,300	236,024
International Paper Co	70,827	2,605,725
Louisiana-Pacific Corp	18,700	470,118
Masco Corp	68,700	2,381,829
MeadWestvaco Corp	30,327	965,005
Monsanto Co	38,949	2,512,210
Newmont Mining Corp	61,822	2,611,980
Nucor Corp	23,300	1,341,148
Pactiv Corp *	27,000	630,450
Phelps Dodge Corp †	13,250	1,347,922
PPG Industries Inc	25,000	1,788,000
Praxair Inc	47,500	2,273,350
Rohm & Haas Co	32,598	1,564,704
Sealed Air Corp *	12,860	667,948
Sigma-Aldrich Corp	10,500	643,125
Temple-Inland Inc	8,200	594,910
The Dow Chemical Co	137,785	6,868,582
The Sherwin-Williams Co	22,500	989,775
United States Steel Corp	18,460	938,691
Vulcan Materials Co	14,900	846,767
Weyerhaeuser Co	34,100	2,335,850

		60,763,720

Multi-Industry - 5.48%
3M Co	114,200	9,785,798
Brunswick Corp	13,900	651,215
Eaton Corp	20,600	1,347,240
Fortune Brands Inc	21,600	1,741,608
General Electric Co	1,567,700	56,531,262
Honeywell International Inc	125,175	4,657,762
ITT Industries Inc	13,800	1,245,312
Johnson Controls Inc	27,700	1,544,552
Textron Inc	21,300	1,589,406
Tyco International Ltd (Bermuda)	297,883	10,068,445

		89,162,600

Producer Durables - 4.02%
Agilent Technologies Inc *	67,931	1,508,068
American Power Conversion Corp	29,200	762,412
Andrew Corp *	24,425	286,017
Applied Materials Inc *	238,700	3,878,875
Caterpillar Inc	49,500	4,526,280
Centex Corp	18,000	1,030,860
Cummins Inc †	5,000	351,750
Danaher Corp	43,700	2,334,017
Deere & Co	39,400	2,644,922
Dover Corp	31,500	1,190,385
Emerson Electric Co	61,200	3,973,716
Goodrich Corp	17,300	662,417
Illinois Tool Works Inc	41,100	3,679,683
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	25,350	2,019,128
KB Home	5,500	646,030
KLA-Tencor Corp *	28,600	1,315,886
Lexmark International Inc ‘A’ *	17,400	1,391,478
Lockheed Martin Corp	62,142	3,794,391
Molex Inc	27,600	727,536
Northrop Grumman Corp	52,220	2,818,836
Novellus Systems Inc *	21,100	564,003
Pall Corp	18,266	495,374
Parker-Hannifin Corp	16,675	1,015,841
Pitney Bowes Inc	36,100	1,628,832
Pulte Homes Inc	17,300	1,273,799
Rockwell Collins Inc	27,400	1,303,966

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Tektronix Inc	14,100	$345,873
Teradyne Inc *	28,300	413,180
The Boeing Co	120,161	7,024,612
Thermo Electron Corp *	26,100	660,069
United Technologies Corp	75,800	7,705,828
W.W. Grainger Inc	13,200	821,964
Waters Corp *	19,100	683,589
Xerox Corp *	132,400	2,005,860

		65,485,477

Technology - 13.22%
ADC Telecommunications Inc * †	117,788	234,398
Adobe Systems Inc	34,900	2,344,233
Advanced Micro Devices Inc * †	56,000	902,720
Affiliated Computer Services Inc ‘A’ *	19,100	1,016,884
Altera Corp *	49,600	981,088
Analog Devices Inc	55,100	1,991,314
Apple Computer Inc *	119,500	4,979,565
Applera Corp-Applied Biosystems Group	31,400	619,836
Applied Micro Circuits Corp * †	45,800	150,682
Autodesk Inc	30,040	893,990
Avaya Inc *	61,862	722,548
BMC Software Inc *	35,000	525,000
Broadcom Corp ‘A’ *	45,876	1,372,610
Ciena Corp * †	74,400	127,968
Cisco Systems Inc *	955,816	17,099,548
Citrix Systems Inc *	25,300	602,646
Computer Associates International Inc	82,400	2,233,040
Computer Sciences Corp *	27,500	1,260,875
Compuware Corp *	56,300	405,360
Comverse Technology Inc *	29,900	754,078
Corning Inc *	202,391	2,252,612
Dell Inc *	363,700	13,973,354
Electronic Data Systems Corp	71,800	1,484,106
EMC Corp *	354,050	4,361,896
Freescale Semiconductor Inc ‘B’ *	57,001	983,267
Gateway Inc * †	54,300	218,829
General Dynamics Corp	29,140	3,119,437
Hewlett-Packard Co	434,973	9,543,308
Intel Corp	927,420	21,543,967
International Business Machines Corp	241,481	22,066,534
Intuit Inc *	25,000	1,094,250
Jabil Circuit Inc *	29,300	835,636
JDS Uniphase Corp *	215,995	360,712
L-3 Communications Holdings Inc	16,976	1,205,636
Linear Technology Corp	45,500	1,743,105
LSI Logic Corp * †	56,100	313,599
Lucent Technologies Inc * †	627,751	1,726,315
Maxim Integrated Products Inc	47,304	1,933,314
Mercury Interactive Corp *	14,500	687,010
Micron Technology Inc *	89,400	924,396
Microsoft Corp	1,495,772	36,152,809
Motorola Inc	356,502	5,336,835
National Semiconductor Corp	55,200	1,137,672
NCR Corp *	27,400	924,476
Network Appliance Inc *	51,609	1,427,505
Novell Inc * †	56,400	336,144
NVIDIA Corp *	23,700	563,112
Oracle Corp *	663,736	8,283,425
Parametric Technology Corp *	39,200	219,128
PerkinElmer Inc	17,600	363,088
PMC-Sierra Inc * †	26,100	229,680
QLogic Corp *	13,000	526,500
QUALCOMM Inc	242,700	8,894,955
Raytheon Co	65,700	2,542,590
Rockwell Automation Inc	26,800	1,517,952
Sanmina-SCI Corp *	84,904	443,199
Scientific-Atlanta Inc	22,800	643,416
Siebel Systems Inc *	73,620	672,151
Solectron Corp *	140,166	486,376
Sun Microsystems Inc *	484,500	1,957,380
Symantec Corp *	108,500	2,314,305
Symbol Technologies Inc	34,750	503,528
Tellabs Inc *	63,500	463,550
Texas Instruments Inc	252,170	6,427,813
Unisys Corp *	48,800	344,528
VERITAS Software Corp *	64,423	1,495,902
Xilinx Inc	47,800	1,397,194

		215,194,879

Utilities - 6.93%
Allegheny Energy Inc * †	21,900	452,454
Alltel Corp	45,400	2,490,190
Ameren Corp †	25,500	1,249,755
American Electric Power Co Inc	58,560	1,994,554
AT&T Corp	116,130	2,177,438
BellSouth Corp	268,900	7,069,381
CenterPoint Energy Inc †	47,429	570,571
CenturyTel Inc	23,850	783,234
Cinergy Corp	26,213	1,062,151
Citizens Communications Co †	42,600	551,244
CMS Energy Corp * †	21,600	281,664
Comcast Corp ‘A’ *	227,418	7,682,180
Comcast Corp Special ‘A’ *	101,670	3,395,778
Consolidated Edison Inc	35,100	1,480,518
Constellation Energy Group Inc	25,250	1,305,425
Dominion Resources Inc VA	50,785	3,779,928
DTE Energy Co	23,000	1,046,040
Duke Energy Corp †	135,552	3,796,812
Edison International	51,000	1,770,720
Entergy Corp	32,000	2,261,120
Exelon Corp	102,024	4,681,881
FirstEnergy Corp	48,080	2,016,956
FPL Group Inc	54,500	2,188,175
KeySpan Corp	23,322	908,858
Kinder Morgan Inc	18,600	1,408,020
Nextel Communications Inc ‘A’ *	166,700	4,737,614
Nicor Inc †	6,500	241,085
NiSource Inc	37,073	844,894
Peoples Energy Corp †	5,600	234,752
PG&E Corp	57,900	1,974,390
Pinnacle West Capital Corp †	13,300	565,383
PPL Corp	24,766	1,337,116
Progress Energy Inc †	35,900	1,506,005
Progress Energy Inc - Contingent Value Obligation Certificate * +	17,700	—
Public Service Enterprise Group Inc	34,900	1,898,211
Qwest Communications International Inc * †	264,392	978,250
SBC Communications Inc	496,757	11,768,173
Sempra Energy	33,758	1,344,919
Sprint Corp	211,350	4,808,212
TECO Energy Inc †	28,800	451,584
The AES Corp *	100,982	1,654,085
The Southern Co	107,600	3,424,908
TXU Corp	35,410	2,819,698
Verizon Communications Inc	414,654	14,720,217
Xcel Energy Inc †	59,379	1,020,131

		112,734,674

Total Common Stocks (Cost $1,627,051,423)		1,600,547,127

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.34%
Repurchase Agreement - 1.34%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $21,877,185; collateralized by U.S. Treasury Notes 3.375% due 02/15/08 and market value $22,317,500)	$21,876,000	$21,876,000

Total Short-Term Investment (Cost $21,876,000)		21,876,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.67% (Cost $1,648,927,423)		1,622,423,127

	Shares
SECURITIES LENDING COLLATERAL - 2.39%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $38,924,587)	38,924,587	38,924,587

TOTAL INVESTMENTS - 102.06% (Cost $1,687,852,010)		1,661,347,714

OTHER ASSETS & LIABILITIES, NET - (2.06%)		(33,603,795)

NET ASSETS - 100.00%		$1,627,743,919

Note to Schedule of Investments

(a) The amount of $2,920,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2005:

Long Futures	Number of	Notional	Unrealized
Outstanding	Contracts	Amount	Depreciation

S&P 500 (06/05)	87	$25,932,500	($183,066)

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Autos & Transportation - 0.00%
TIMCO Aviation Services Inc * Exp. 02/27/07	362	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 95.82%
Autos & Transportation - 4.04%
AAR Corp *	36,900	501,840
Aftermarket Technology Corp *	6,328	104,412
AirTran Holdings Inc * †	92,000	832,600
Alaska Air Group Inc * †	30,900	909,696
Alexander & Baldwin Inc	52,200	2,150,640
America West Holdings Corp ‘B’ * †	40,200	218,286
Arctic Cat Inc	17,900	484,374
Arkansas Best Corp	25,200	952,056
ArvinMeritor Inc	74,200	1,147,874
Aviall Inc *	27,000	756,000
Bandag Inc	12,800	601,344
Central Freight Lines Inc *	22,000	78,320
Coachmen Industries Inc †	16,100	218,960
Collins & Aikman Corp * †	48,000	59,040
Commercial Vehicle Group Inc * †	5,650	113,000
Continental Airlines Inc ‘B’ * †	75,700	911,428
Cooper Tire & Rubber Co	48,700	894,132
Covenant Transport Inc ‘A’ *	10,000	176,000
Delta Air Lines Inc * †	158,800	643,140
EGL Inc *	40,950	933,660
ExpressJet Holdings Inc *	33,800	385,658
Fleetwood Enterprises Inc * †	61,400	534,180
Florida East Coast Industries Inc †	18,100	768,888
FLYi Inc * †	51,900	65,913
Forward Air Corp	21,500	915,470
Frontier Airlines Inc * †	40,700	426,536
Genesee & Wyoming Inc ‘A’ *	17,700	458,607
GulfMark Offshore Inc * †	24,294	629,458
Hayes Lemmerz International Inc (OTC) * +	168	—
Hayes Lemmerz International Inc (XNMS) *	37,000	192,400
Heartland Express Inc †	58,683	1,123,779
Hub Group Inc ‘A’ *	7,000	438,690
Kansas City Southern * †	79,800	1,536,948
Keystone Automotive Industries Inc * †	13,800	319,608
Kirby Corp *	24,800	1,042,344
Knight Transportation Inc	41,962	1,035,203
Laidlaw International Inc *	99,400	2,067,520
Landstar System Inc *	63,600	2,082,900
Marine Products Corp	7,350	123,554
Marten Transport Ltd *	4,600	98,118
Masco Tech Inc - Escrow Shares * +	8,100	—
Mesa Air Group Inc * †	36,300	254,100
Modine Manufacturing Co	28,600	838,838
Monaco Coach Corp †	31,125	502,669
Noble International Ltd †	7,500	169,950
Northwest Airlines Corp * †	108,100	723,189
Offshore Logistics Inc *	23,100	769,692
Old Dominion Freight Line Inc *	18,900	588,735
Overnite Corp	36,100	1,154,839
Overseas Shipholding Group	26,300	1,654,533
P.A.M. Transportation Services Inc *	2,300	39,560
Pacer International Inc *	28,100	671,309
Pinnacle Airlines Corp * †	15,100	160,362
Quixote Corp †	10,000	216,700
RailAmerica Inc * †	37,500	468,000
Sauer-Danfoss Inc †	4,400	99,572
SCS Transportation Inc *	21,450	398,756
Seabulk International Inc * †	4,900	101,871
Skywest Inc	73,400	1,364,506
Sports Resorts International Inc * †	6,200	20,584
Standard Motor Products Inc	8,200	95,940
Stoneridge Inc *	11,400	139,194
Strattec Security Corp *	2,600	139,308
Superior Industries International Inc †	23,900	631,199
Swift Transportation Co Inc *	35,200	779,328
TBC Corp *	21,700	604,562
Tenneco Automotive Inc *	46,900	584,374
The Goodyear Tire & Rubber Co * †	192,800	2,573,880
The Greenbrier Cos Inc	800	28,072
Thor Industries Inc †	44,500	1,330,995
TIMCO Aviation Services Inc *	989	129
U.S. Xpress Enterprises Inc ‘A’ *	12,300	201,105
Universal Truckload Services Inc	6,100	128,710
USF Corp	30,600	1,476,756
Visteon Corp	148,100	845,651
Wabash National Corp †	33,800	824,720
Werner Enterprises Inc	50,150	974,414
Westinghouse Air Brake Technologies Corp	45,410	930,451
Winnebago Industries Inc †	27,300	862,680

		50,281,809

Consumer Discretionary - 18.24%
1-800 CONTACTS Inc * †	3,700	77,219
1-800-FLOWERS.COM Inc ‘A’ *	25,400	192,278
24/7 Real Media Inc * †	12,000	39,000
4Kids Entertainment Inc * †	15,800	349,338
99 Cents Only Stores * †	50,000	658,500
A.C. Moore Arts & Crafts Inc * †	15,700	418,562
Aaron Rents Inc	42,374	847,480
ABM Industries Inc	43,000	826,890
Action Performance Cos Inc †	19,500	257,985
Administaff Inc	25,800	376,680
Advanced Marketing Services Inc	16,300	97,800
ADVO Inc	37,950	1,421,228
Aeropostale Inc * †	60,300	1,974,825
Alderwoods Group Inc *	52,500	653,100
Alliance Gaming Corp * †	58,100	557,179
Alloy Inc * †	50,400	296,352
Ambassadors Group Inc †	13,200	441,144
AMERCO * †	7,600	351,880
American Greetings Corp ‘A’ †	72,600	1,849,848
American Reprographics Co	15,400	220,990
American Woodmark Corp	12,200	442,616
America’s Car-Mart Inc * †	6,400	224,384
Ameristar Casinos Inc	15,100	825,668
AMN Healthcare Services Inc * †	19,579	311,502
Angelica Corp	10,400	291,200
Applica Inc *	25,500	129,030
aQuantive Inc * †	54,300	601,101
Arbitron Inc	38,400	1,647,360
Argosy Gaming Co *	38,500	1,767,920
Asbury Automotive Group Inc *	7,800	120,120
Atari Inc *	16,000	50,560
Autobytel Inc * †	47,500	239,400
Aztar Corp * †	39,500	1,128,120
Banta Corp	31,200	1,335,360
Bassett Furniture Industries Inc	11,800	232,460
Beasley Broadcast Group Inc ‘A’ *	5,900	104,902
bebe stores inc †	16,875	572,906
Big 5 Sporting Goods Corp †	19,100	471,770
BJ’s Restaurants Inc * †	12,300	238,497
Blair Corp †	5,100	168,147
Blue Nile Inc * †	6,900	190,785

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Blyth Inc	33,200	$1,057,088
Bob Evans Farms Inc	42,800	1,003,660
Bowne & Co Inc	43,400	652,736
Boyd Gaming Corp	36,900	1,924,335
Bright Horizons Family Solutions Inc *	30,200	1,018,948
Brightpoint Inc *	26,700	500,091
Brookstone Inc *	27,825	451,322
Brown Shoe Co Inc	20,700	709,389
Buffalo Wild Wings Inc * †	9,800	370,734
Burlington Coat Factory Warehouse Corp	19,200	551,040
Cache Inc *	16,050	217,478
California Pizza Kitchen Inc *	21,900	513,336
Callaway Golf Co †	76,900	984,320
Carmike Cinemas Inc †	5,800	216,224
Carter’s Inc *	3,500	139,125
Casella Waste Systems Inc ‘A’ *	22,200	293,706
Casual Male Retail Group Inc * †	40,500	262,845
Catalina Marketing Corp †	53,800	1,393,420
CBRL Group Inc †	39,800	1,643,740
CDI Corp	15,900	351,867
CEC Entertainment Inc *	42,700	1,562,820
Central European Distribution Corp * †	16,549	550,916
Central Garden & Pet Co *	20,500	899,130
Central Parking Corp †	21,200	364,216
Century Business Services Inc *	72,294	296,405
Charles River Associates Inc * †	15,300	755,055
Charlotte Russe Holding Inc * †	15,200	196,384
Charming Shoppes Inc *	131,600	1,069,908
Charter Communications Inc ‘A’ * †	308,100	492,960
Chemed Corp	13,900	1,063,072
Cherokee Inc	7,800	261,144
Christopher & Banks Corp †	45,400	799,040
Churchill Downs Inc	5,700	225,663
CKE Restaurants Inc * †	52,000	824,200
Clark Inc	17,100	264,708
CMGI Inc * †	431,200	896,896
CNET Networks Inc * †	145,900	1,377,296
Coinstar Inc *	28,900	612,680
Coldwater Creek Inc *	42,746	789,937
Conn’s Inc * †	2,100	39,480
Consolidated Graphics Inc *	11,600	610,160
Cornell Cos Inc *	21,700	273,420
Corrections Corp of America *	44,198	1,706,043
Cosi Inc * †	26,900	182,920
Cost Plus Inc CA * †	27,575	741,216
CoStar Group Inc *	20,200	744,370
Courier Corp	4,450	233,358
Cross Country Healthcare Inc * †	31,200	522,912
Crown Media Holdings Inc ‘A’ * †	16,600	149,566
CSK Auto Corp *	48,000	847,200
CSS Industries Inc †	6,827	249,527
Cumulus Media Inc ‘A’ * †	55,700	793,725
Dave & Buster’s Inc * †	12,700	237,490
Deb Shops Inc	800	22,576
Deckers Outdoor Corp * †	13,000	464,620
Department 56 Inc *	13,000	226,980
DiamondCluster International Inc *	23,100	371,910
Dick’s Sporting Goods Inc * †	34,500	1,267,185
Digital Theater Systems Inc * †	16,300	295,193
Dollar Thrifty Automotive Group Inc * †	30,900	1,012,902
Domino’s Pizza Inc	14,850	277,546
DoubleClick Inc *	128,600	990,220
Dover Downs Gaming & Entertainment Inc	11,390	141,806
Dover Motorsports Inc †	17,800	89,890
drugstore.com Inc * †	32,900	84,882
EarthLink Inc *	153,500	1,381,500
Electronics Boutique Holdings Corp * †	14,000	601,580
Elizabeth Arden Inc *	28,500	676,590
Emmis Communications Corp ‘A’ *	56,100	1,078,242
Empire Resorts Inc * †	14,800	107,004
Entravision Communications Corp ‘A’ *	44,200	392,054
Escalade Inc †	4,800	65,424
Ethan Allen Interiors Inc †	34,900	1,116,800
Exponent Inc *	10,900	260,401
FindWhat.com Inc * †	26,300	272,731
First Advantage Corp ‘A’ * †	7,200	151,200
Fisher Communications Inc *	5,100	263,721
Forrester Research Inc * †	15,600	219,648
Fred’s Inc †	43,767	751,479
FTD Group Inc	15,100	183,012
FTI Consulting Inc * †	47,974	990,183
Furniture Brands International Inc	54,900	1,197,369
G&K Services Inc ‘A’	22,900	922,641
GameStop Corp ‘B’ *	44,400	990,120
Gander Mountain Co * †	4,900	64,190
Gaylord Entertainment Co *	31,600	1,276,640
Genesco Inc * †	24,900	707,658
Gevity HR Inc	24,200	462,704
Global Imaging Systems Inc *	27,900	989,334
Globix Corp *	1,912	7,075
Goody’s Family Clothing Inc	21,500	194,145
Gray Television Inc	43,500	629,445
Great Wolf Resorts Inc *	23,900	596,305
Greenfield Online Inc * †	3,050	59,932
Greg Manning Auctions Inc * †	9,700	97,679
Group 1 Automotive Inc *	18,900	497,070
GSI Commerce Inc *	14,100	190,773
Guess? Inc *	12,300	168,510
Guitar Center Inc *	25,500	1,398,165
Gymboree Corp *	36,900	462,726
Hancock Fabrics Inc †	28,400	211,296
Handleman Co	27,300	517,608
Harris Interactive Inc *	51,400	236,954
Hartmarx Corp *	12,300	117,342
Haverty Furniture Cos Inc	19,800	301,950
Heidrick & Struggles International Inc *	22,000	808,940
Hibbett Sporting Goods Inc *	30,375	912,465
Hollinger International Inc ‘A’	72,100	785,890
Hollywood Entertainment Corp *	60,200	792,834
Hooker Furniture Corp	2,100	39,669
Hot Topic Inc * †	56,550	1,235,618
Hudson Highland Group Inc * †	22,800	389,652
IHOP Corp †	21,900	1,044,192
InfoSpace Inc *	36,500	1,490,295
infoUSA Inc	36,400	382,564
Insight Communications Co Inc ‘A’ *	61,031	723,217
Insight Enterprises Inc *	60,425	1,061,063
Insurance Auto Auctions Inc *	13,300	370,405
Inter Parfums Inc †	6,300	90,720
Interline Brands Inc	14,400	275,184
Internap Network Services Corp * †	216,900	127,971
iPass Inc *	43,400	265,608
Isle of Capri Casinos Inc * †	21,200	562,648
iVillage Inc *	20,000	121,800
Jack in the Box Inc *	42,200	1,565,620
Jackson Hewitt Tax Service Inc	44,600	933,032
Jakks Pacific Inc * †	33,500	719,245
Jarden Corp * †	31,150	1,429,162
Jo-Ann Stores Inc *	21,584	606,295
JoS. A. Bank Clothiers Inc * †	15,062	441,317
Journal Communications Inc ‘A’	17,000	281,350
Journal Register Co *	42,100	703,070
K2 Inc * †	31,900	438,625
Kellwood Co	31,700	912,643
Kelly Services Inc ‘A’	20,100	578,679
Kenneth Cole Productions Inc ‘A’ †	6,450	187,953
Kforce Inc *	19,900	218,701
Kirkland’s Inc * †	17,900	197,974

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Knoll Inc	14,500	$241,860
Korn/Ferry International *	39,600	753,588
Krispy Kreme Doughnuts Inc * †	12,400	94,612
K-Swiss Inc ‘A’ †	27,300	901,719
Labor Ready Inc * †	47,900	893,335
Lakes Entertainment Inc * †	23,200	417,600
Landry’s Restaurants Inc	26,900	777,948
Lawson Products Inc	5,600	262,080
La-Z-Boy Inc †	66,500	926,345
LeapFrog Enterprises Inc * †	27,600	313,260
Learning Tree International Inc * †	16,600	239,206
LECG Corp *	19,600	384,160
Libbey Inc	15,573	327,033
Liberty Corp †	18,000	729,900
Life Time Fitness Inc * †	7,950	214,491
Lifeline Systems Inc *	8,400	254,688
Lifetime Hoan Corp †	12,600	195,174
LIN TV Corp ‘A’ *	34,500	584,085
Linens ‘n Things Inc *	51,600	1,281,228
Lithia Motors Inc ‘A’ †	16,300	417,443
LKQ Corp * †	11,100	222,777
LodgeNet Entertainment Corp *	11,732	221,031
Lone Star Steakhouse & Saloon Inc	22,500	650,362
LookSmart Ltd *	109,200	97,188
Magna Entertainment Corp ‘A’ * † (Canada)	59,700	366,558
Mannatech Inc †	9,200	179,860
Marcus Corp	20,900	428,450
MarineMax Inc *	13,300	414,694
Martha Stewart Living Omnimedia Inc ‘A’ * †	23,700	535,383
Matthews International Corp ‘A’	33,700	1,104,012
MAXIMUS Inc	18,400	616,216
Medical Staffing Network Holdings Inc * †	13,900	91,879
Midas Inc *	18,700	426,921
Midway Games Inc * †	49,000	502,740
Monro Muffler Brake Inc *	10,750	277,458
Movado Group Inc	17,400	321,900
Movie Gallery Inc	21,325	611,601
MPS Group Inc *	111,800	1,175,018
MTR Gaming Group Inc *	27,800	344,720
Multimedia Games Inc * †	27,100	210,296
National Presto Industries Inc	5,400	217,620
Nautilus Inc †	32,725	777,546
Navarre Corp * †	28,500	226,575
Navigant Consulting Inc *	52,500	1,429,575
Navigant International Inc *	16,500	225,390
Neoforma Inc * †	10,500	83,475
NetRatings Inc * †	14,100	215,025
Nexstar Broadcasting Group Inc ‘A’ *	18,700	131,835
NIC Inc *	35,600	169,812
Nu Skin Enterprises Inc ‘A’	60,100	1,352,851
Oakley Inc †	26,900	344,858
O’Charley’s Inc * †	30,500	663,070
Oshkosh B’Gosh Inc ‘A’	12,630	385,215
Overstock.com Inc * †	12,900	554,571
Oxford Industries Inc †	14,500	530,555
P.F. Chang’s China Bistro Inc * †	29,200	1,746,160
Panera Bread Co ‘A’ * †	23,600	1,334,108
Papa John’s International Inc * †	16,900	586,768
Party City Corp *	13,000	190,320
Paxson Communications Corp * †	70,500	48,645
Payless ShoeSource Inc *	50,700	800,553
PC Connection Inc * †	2,250	13,208
PC Mall Inc * †	12,400	154,008
PDI Inc *	10,400	213,200
Pegasus Solutions Inc * †	32,400	382,968
Penn National Gaming Inc *	57,400	1,686,412
Perry Ellis International Inc * †	10,000	224,400
PetMed Express Inc * †	18,500	137,085
Phillips-Van Heusen Corp	27,700	737,928
Pinnacle Entertainment Inc *	46,700	779,890
PLATO Learning Inc * †	28,100	219,180
Playboy Enterprises Inc ‘B’ * †	19,800	255,420
Playtex Products Inc *	27,000	243,000
Premiere Global Services Inc * †	58,700	664,484
Pre-Paid Legal Services Inc †	14,000	473,760
Prestige Brands Holdings Inc	32,200	568,330
priceline.com Inc * †	27,349	689,195
PRIMEDIA Inc * †	153,900	669,465
ProQuest Co * †	27,400	990,510
Pulitzer Inc	9,200	586,316
Quiksilver Inc *	64,800	1,881,144
R.H. Donnelley Corp *	23,100	1,341,879
RARE Hospitality International Inc *	42,475	1,311,628
RC2 Corp *	19,000	646,000
Red Robin Gourmet Burgers Inc * †	10,600	539,646
Regent Communications Inc *	39,900	213,465
Renaissance Learning Inc †	6,300	107,856
Rent-Way Inc * †	29,300	240,260
Resources Connection Inc * †	56,800	1,188,824
Restoration Hardware Inc *	38,200	217,740
Retail Ventures Inc *	8,100	73,791
Revlon Inc ‘A’ *	148,488	427,645
Rollins Inc †	33,525	623,565
Rush Enterprises Inc ‘B’ *	200	3,372
Russ Berrie & Co Inc	12,700	243,205
Russell Corp	33,000	596,640
Ryan’s Restaurant Group Inc *	48,100	698,893
Saga Communications Inc ‘A’ *	12,331	198,529
Salem Communications Corp ‘A’ *	11,000	226,600
Schawk Inc †	3,900	71,175
Scholastic Corp *	30,800	1,136,212
School Specialty Inc * †	24,800	971,168
Scientific Games Corp ‘A’ *	62,200	1,421,270
SCP Pool Corp †	65,043	2,072,270
Select Comfort Corp * †	44,600	911,624
Sharper Image Corp * †	16,500	274,065
Shoe Carnival Inc * †	8,400	147,000
ShopKo Stores Inc * †	33,600	746,592
Shuffle Master Inc * †	43,575	1,261,932
Sinclair Broadcast Group Inc ‘A’	57,900	464,937
SITEL Corp *	46,500	91,140
Six Flags Inc * †	106,500	438,780
Skechers U.S.A. Inc ‘A’ *	24,200	374,616
Sohu.com Inc * † (China)	28,200	495,756
Sonic Automotive Inc †	31,400	713,094
Sonic Corp *	73,025	2,439,035
Source Interlink Cos Inc *	29,600	333,000
SOURCECORP Inc *	19,500	392,730
Spanish Broadcasting System Inc ‘A’ * †	50,350	516,591
Speedway Motorsports Inc	16,900	603,330
Spherion Corp *	69,060	517,259
Stage Stores Inc *	21,400	821,546
Stamps.com Inc *	26,449	439,053
Stanley Furniture Co Inc	9,200	434,976
StarTek Inc †	10,700	179,760
Stein Mart Inc *	24,400	549,000
Steinway Musical Instruments Inc *	7,700	230,692
Steven Madden Ltd * †	13,700	228,653
Stewart Enterprises Inc ‘A’ *	121,400	746,610
Strayer Education Inc	20,300	2,300,396
Sturm Ruger & Co Inc	24,200	167,706
Take-Two Interactive Software Inc * †	41,700	1,630,470
TeleTech Holdings Inc * †	43,100	556,852
Tempur-Pedic International Inc * †	13,700	255,642
Tetra Tech Inc *	60,918	768,785
The Advisory Board Co *	17,100	747,270
The Bombay Co Inc * †	40,700	215,710
The Bon-Ton Stores Inc †	11,300	204,417

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
The Buckle Inc	4,400	$153,604
The Cato Corp ‘A’	22,300	719,175
The Children’s Place Retail Stores Inc *	19,000	907,250
The Dress Barn Inc * †	23,470	427,623
The Finish Line Inc ‘A’	43,000	995,450
The Geo Group Inc *	13,800	394,404
The J. Jill Group Inc * †	23,500	323,360
The Men’s Wearhouse Inc *	38,986	1,645,599
The Pantry Inc * †	10,800	334,476
The Pep Boys-Manny, Moe & Jack †	66,100	1,162,038
The Princeton Review Inc * †	9,300	51,243
The Reader’s Digest Association Inc	105,800	1,831,398
The Sports Authority Inc * †	25,464	700,260
The Steak n Shake Co * †	21,360	413,316
The Stride Rite Corp	47,900	637,070
The Topps Co Inc †	40,600	373,926
The Toro Co	27,600	2,442,600
The Warnaco Group Inc *	50,000	1,202,000
The Yankee Candle Co Inc *	48,400	1,534,280
Thomas Nelson Inc	11,500	271,975
THQ Inc * †	47,800	1,345,092
TiVo Inc * †	62,300	322,091
Too Inc *	40,400	996,668
Tractor Supply Co *	38,100	1,663,065
Trans World Entertainment Corp * †	26,600	391,818
Triarc Cos Inc ‘B’ †	40,800	564,264
Tuesday Morning Corp *	27,500	793,925
Tupperware Corp †	65,900	1,341,724
UniFirst Corp	10,300	410,970
United Auto Group Inc †	19,100	531,553
United Natural Foods Inc *	49,100	1,405,733
United Online Inc * †	59,050	618,254
United Stationers Inc *	38,700	1,751,175
Universal Electronics Inc *	12,700	214,376
Universal Technical Institute Inc * †	14,100	518,880
USANA Health Sciences Inc * †	14,400	681,120
Vail Resorts Inc *	21,400	540,350
Valassis Communications Inc *	55,700	1,947,272
ValueClick Inc *	90,500	960,205
ValueVision Media Inc ‘A’ *	23,300	288,221
Ventiv Health Inc * †	24,700	568,100
Vertrue Inc * †	9,500	336,680
Volt Information Sciences Inc *	5,900	142,485
Waste Connections Inc *	54,000	1,876,500
Water Pik Technologies Inc *	5,200	102,440
Watson Wyatt & Co Holdings	36,800	1,000,960
WESCO International Inc *	15,600	436,800
West Marine Inc * †	15,400	327,404
Weyco Group Inc	300	13,134
Wireless Facilities Inc * †	46,500	290,625
WMS Industries Inc * †	22,200	625,152
Wolverine World Wide Inc	75,300	1,613,679
World Fuel Services Corp	25,600	806,400
World Wrestling Entertainment Inc †	7,400	88,800
Young Broadcasting Inc ‘A’ * †	24,500	211,680
Zale Corp *	65,000	1,931,800

		227,184,961

Consumer Staples - 1.62%
American Italian Pasta Co ‘A’ †	18,400	504,160
Arden Group Inc ‘A’ †	800	56,784
Aurora Foods Inc *	400	4
Cal-Maine Foods Inc †	12,700	99,822
Casey’s General Stores Inc	60,700	1,090,779
Chiquita Brands International Inc	28,600	765,908
Coca-Cola Bottling Co Consolidated	4,500	235,395
DIMON Inc †	51,600	322,500
Farmer Brothers Co	5,000	119,750
Flowers Foods Inc	40,650	1,146,736
Hansen Natural Corp * †	9,200	552,644
Ingles Markets Inc ‘A’ †	22,300	297,036
J&J Snack Foods Corp	7,900	369,957
John B. Sanfilippo & Son Inc *	10,000	245,800
Lance Inc	37,200	597,804
Longs Drug Stores Corp	20,300	694,666
M&F Worldwide Corp *	11,600	154,744
Maui Land & Pineapple Co Inc *	2,500	107,250
Nash Finch Co †	18,400	699,016
National Beverage Corp *	8,200	66,830
Nature’s Sunshine Products Inc	18,400	315,928
Nutraceutical International Corp * †	12,200	193,492
Pathmark Stores Inc *	47,000	296,570
Peet’s Coffee & Tea Inc *	13,420	330,803
Performance Food Group Co * †	43,700	1,209,616
Provide Commerce Inc * †	1,600	46,208
Ralcorp Holdings Inc	36,824	1,743,616
Ruddick Corp †	40,900	946,835
Sanderson Farms Inc †	11,850	512,038
Schweitzer-Mauduit International Inc	20,300	681,065
Seaboard Corp	100	107,300
Sensient Technologies Corp	57,100	1,231,076
Smart & Final Inc *	14,300	173,888
Standard Commercial Corp †	7,300	135,780
Star Scientific Inc * †	47,600	251,804
The Boston Beer Co Inc ‘A’ * †	9,000	197,100
The Great Atlantic & Pacific Tea Co * †	19,600	292,040
The Hain Celestial Group Inc *	32,100	598,344
Universal Corp VA	31,200	1,428,024
Vector Group Ltd †	35,105	539,915
Weis Markets Inc	12,800	471,936
Wild Oats Markets Inc * †	35,200	374,176

		20,205,139

Energy - 5.61%
Alpha Natural Resources Inc	33,900	971,913
Atlas America Inc * †	7,700	278,509
Atwood Oceanics Inc *	9,600	638,784
Berry Petroleum Co ‘A’	16,800	864,360
Brigham Exploration Co * †	12,800	118,144
Cabot Oil & Gas Corp	37,600	2,073,640
Cal Dive International Inc *	47,600	2,156,280
Callon Petroleum Co * †	18,500	287,490
Calpine Corp * †	536,700	1,502,760
Capstone Turbine Corp * †	67,800	105,090
CARBO Ceramics Inc	14,500	1,017,175
Cheniere Energy Inc * †	25,500	1,645,005
Cimarex Energy Co * †	41,800	1,630,200
Clayton Williams Energy Inc * †	8,200	212,380
Comstock Resources Inc *	36,500	1,049,010
Crosstex Energy Inc †	100	4,377
Denbury Resources Inc *	56,800	2,001,064
Dril-Quip Inc *	5,000	153,700
Edge Petroleum Corp *	19,800	327,888
Encore Acquisition Co *	21,400	883,820
Energy Partners Ltd * †	27,600	716,772
Forest Oil Corp * †	39,700	1,607,850
Foundation Coal Holdings Inc	27,200	639,472
Frontier Oil Corp	35,700	1,294,482
FuelCell Energy Inc * †	53,800	536,924
FX Energy Inc * †	22,400	256,256
Global Industries Ltd *	108,600	1,020,840
Global Power Equipment Group Inc *	30,800	295,064
Grey Wolf Inc * †	213,200	1,402,856
Gulf Island Fabrication Inc	14,100	330,786
Hanover Compressor Co * †	80,100	966,807
Harvest Natural Resources Inc * †	41,100	488,679
Helmerich & Payne Inc	44,000	1,746,360
Holly Corp	23,200	864,664

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Hydril Co *	22,200	$1,296,702
Input/Output Inc * †	67,700	436,665
Key Energy Services Inc *	160,300	1,838,641
KFX Inc * †	44,500	596,300
Lufkin Industries Inc	6,300	304,227
Magnum Hunter Resources Inc * †	94,400	1,520,784
Matrix Service Co * †	25,500	110,925
McMoRan Exploration Co * †	27,000	542,700
Meridian Resource Corp * †	62,700	323,532
Newpark Resources Inc *	95,900	564,851
Oceaneering International Inc *	28,700	1,076,250
Oil States International Inc *	25,500	524,025
Parker Drilling Co *	118,200	679,650
Penn Virginia Corp	17,500	803,250
Petroleum Development Corp *	21,800	821,642
Plains Exploration & Production Co *	94,382	3,293,932
Plug Power Inc * †	64,343	424,662
Quicksilver Resources Inc * †	19,600	955,108
Range Resources Corp	99,500	2,324,320
Remington Oil & Gas Corp *	28,100	885,712
Resource America Inc ‘A’	17,000	595,765
RPC Inc	16,350	248,356
SEACOR Holdings Inc * †	21,250	1,354,688
Spinnaker Exploration Co *	28,700	1,019,711
St. Mary Land & Exploration Co	36,000	1,801,800
Stone Energy Corp * †	26,351	1,279,868
Superior Energy Services Inc *	50,700	872,040
Swift Energy Co *	33,200	944,208
Syntroleum Corp * †	42,300	517,752
Tesoro Corp *	68,700	2,543,274
TETRA Technologies Inc *	28,950	823,338
The Houston Exploration Co *	14,000	797,300
TODCO ‘A’ *	5,600	144,704
TransMontaigne Inc *	9,800	78,400
Unit Corp *	43,200	1,951,344
Universal Compression Holdings Inc *	16,300	617,281
Veritas DGC Inc *	39,100	1,171,436
Vintage Petroleum Inc	63,000	1,981,980
W-H Energy Services Inc *	34,200	818,406
Whiting Petroleum Corp *	23,700	966,486

		69,941,416

Financial Services - 21.86%
1st Source Corp	10,622	226,567
21st Century Insurance Group	25,300	352,935
Aames Investment Corp	46,500	381,300
ABC Bancorp †	13,440	227,002
Acadia Realty Trust	36,500	586,920
Accredited Home Lenders Holding Co * †	18,000	652,140
ACE Cash Express Inc *	12,800	291,200
Advance America Cash Advance Centers Inc	76,300	1,181,124
Advanta Corp ‘B’ †	22,500	517,500
Advent Software Inc * †	32,200	585,396
Affiliated Managers Group Inc * †	30,149	1,870,142
Affirmative Insurance Holdings Inc †	5,600	82,600
Affordable Residential Communities Inc †	21,300	269,445
Alabama National Bancorp	13,600	841,704
Alexander’s Inc * †	1,500	362,250
Alexandria Real Estate Equities Inc	22,200	1,429,236
Alfa Corp	31,500	455,175
AMCORE Financial Inc	28,700	810,775
American Campus Communities Inc	7,800	163,800
American Equity Investment Life Holding Co	13,500	172,665
American Financial Realty Trust	117,000	1,711,710
American Home Mortgage Investment Corp	35,121	1,005,865
American Physicians Capital Inc *	12,400	424,948
AmericanWest Bancorp *	18,660	359,578
AmerUs Group Co †	35,200	1,663,200
AMLI Residential Properties Trust	28,700	786,093
Anchor BanCorp Wisconsin Inc	22,500	632,475
Anthracite Capital Inc †	58,200	648,348
Anworth Mortgage Asset Corp	51,100	488,005
Apollo Investment Corp	75,700	1,270,246
Arbinet-thexchange Inc	7,500	142,875
Arbor Realty Trust Inc	13,600	336,600
Archipelago Holdings Inc * †	8,050	142,485
Argonaut Group Inc *	33,000	700,260
Arrow Financial Corp	6,099	166,076
Ashford Hospitality Trust Inc †	9,800	99,960
Asset Acceptance Capital Corp *	3,000	57,240
Asta Funding Inc †	15,800	334,486
Baldwin & Lyons Inc ‘B’	6,800	176,392
BancFirst Corp	2,700	186,354
BancorpSouth Inc †	83,000	1,713,120
BancTrust Financial Group Inc †	2,800	56,672
Bank Mutual Corp	69,047	816,136
Bank of Granite Corp	10,750	198,768
Bank of the Ozarks Inc †	12,200	387,350
BankAtlantic Bancorp Inc ‘A’	53,800	936,120
BankUnited Financial Corp ‘A’ * †	35,000	940,100
Banner Corp †	11,400	307,458
BB&T Corp	7	274
Bedford Property Investors Inc †	20,200	440,966
Berkshire Hills Bancorp Inc †	5,600	189,000
Beverly Hills Bancorp Inc	6,600	70,752
BFC Financial Corp ‘A’ *	2,500	23,625
BioMed Realty Trust Inc	16,050	330,630
BKF Capital Group Inc †	3,000	120,030
Boston Private Financial Holdings Inc †	36,100	857,375
Brandywine Realty Trust	43,100	1,224,040
Bristol West Holdings Inc	11,300	175,150
Brookline Bancorp Inc †	67,542	1,006,376
Bryn Mawr Bank Corp †	4,800	98,016
Calamos Asset Management Inc ‘A’	22,200	597,624
Camden National Corp	5,200	183,820
Capital Automotive REIT	44,600	1,477,152
Capital City Bank Group Inc †	7,725	312,940
Capital Corp of the West	5,300	246,344
Capital Crossing Bank *	2,000	65,800
Capital Lease Funding Inc †	37,300	412,165
Capital Southwest Corp	1,700	134,470
Capital Trust Inc ‘A’ †	2,500	82,950
Capitol Bancorp Ltd †	6,800	205,700
Capstead Mortgage Corp †	25,000	213,750
CarrAmerica Realty Corp	66,000	2,082,300
Carreker Corp *	16,800	94,248
Cascade Bancorp †	25,900	502,719
Cash America International Inc	32,400	710,532
Cathay General Bancorp †	49,548	1,560,762
CB Richard Ellis Group Inc ‘A’ *	15,850	554,592
CCC Information Services Group Inc *	1,112	25,409
Cedar Shopping Centers Inc †	28,300	402,992
Center Financial Corp †	11,000	193,930
Central Coast Bancorp * †	7,582	127,150
Central Pacific Financial Corp †	43,698	1,470,438
Century Bancorp Inc ‘A’	7,700	220,759
Ceres Group Inc *	23,000	124,890
Charter Financial Corp GA	1,100	36,707
CharterMac †	58,400	1,255,600
Chemical Financial Corp †	28,740	934,194
Chittenden Corp	57,017	1,486,433
Circle Group Holdings Inc * †	11,100	7,992
Citizens Banking Corp	53,400	1,567,824
Citizens First Bancorp Inc	5,100	113,934
Citizens Inc * †	25,275	145,331
City Bank †	6,400	206,976
City Holding Co	22,806	673,575
Clifton Savings Bancorp Inc	6,200	69,440

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
CNA Surety Corp * †	8,000	$108,800
CNB Financial Corp PA †	765	11,360
Coastal Financial Corp DE †	10,633	159,920
CoBiz Inc †	14,725	285,370
Cohen & Steers Inc †	5,000	82,500
Collegiate Funding Services Inc * †	5,850	91,143
Colonial Properties Trust †	20,500	787,405
Columbia Bancorp †	6,600	210,276
Columbia Banking System Inc	21,475	510,031
Commercial Capital Bancorp Inc	46,632	948,961
Commercial Federal Corp	50,900	1,407,385
Commercial Net Lease Realty Inc	54,200	999,990
Community Bank System Inc	28,900	662,099
Community Banks Inc †	12,247	306,053
Community Trust Bancorp Inc	13,585	391,384
CompuCredit Corp *	16,700	444,554
Corillian Corp * †	44,600	155,208
Cornerstone Realty Income Trust Inc	57,400	569,408
Corporate Office Properties Trust	43,700	1,157,176
Correctional Properties Trust	11,700	295,425
Corus Bankshares Inc	17,800	848,882
Cousins Properties Inc	37,500	970,125
Crawford & Co ‘B’ †	14,700	105,105
CRT Properties Inc	39,800	866,844
CVB Financial Corp	47,856	868,108
CyberSource Corp *	39,200	201,880
Danielson Holding Corp * †	18,800	324,300
Delphi Financial Group Inc ‘A’	29,760	1,279,680
Digital Insight Corp * †	40,100	657,640
Dime Community Bancshares Inc †	42,375	644,100
Direct General Corp †	14,600	299,884
Donegal Group Inc ‘A’	7,333	133,247
Downey Financial Corp	20,100	1,236,753
East West Bancorp Inc	61,200	2,259,504
EastGroup Properties Inc	22,800	859,560
Education Realty Trust Inc	21,900	364,197
eFunds Corp *	60,000	1,339,200
Electro Rent Corp *	12,800	171,776
EMC Insurance Group Inc	100	1,906
Encore Capital Group Inc * †	9,500	138,225
Encore Credit Corp	65,800	394,800
Entertainment Properties Trust	30,100	1,247,043
Equity Inns Inc	65,300	720,259
Equity Lifestyle Properties Inc	21,300	750,825
Equity One Inc	32,200	662,998
eSpeed Inc ‘A’ * †	32,800	301,760
Essex Property Trust Inc	27,900	1,927,890
EuroBancshares Inc *	5,400	91,314
Euronet Worldwide Inc *	29,500	842,225
Extra Space Storage Inc †	13,050	176,175
F.N.B. Corp FL †	47,040	900,816
FactSet Research Systems Inc †	32,349	1,067,840
Farmers Capital Bank Corp	3,400	114,920
FBL Financial Group Inc ‘A’	9,928	277,984
Federal Agricultural Mortgage Corp ‘C’ †	5,600	97,944
FelCor Lodging Trust Inc * †	56,100	697,323
Fidelity Bankshares Inc †	25,650	589,437
Fieldstone Investment Corp	56,200	816,024
Financial Federal Corp †	19,700	696,789
Financial Institutions Inc	4,800	95,088
First Bancorp NC †	8,400	190,176
First BanCorp	36,365	1,536,421
First Busey Corp †	10,500	203,175
First Cash Financial Services Inc *	17,200	364,124
First Charter Corp †	30,400	686,736
First Citizens BancShares Inc ‘A’	6,900	1,010,022
First Commonwealth Financial Corp †	79,614	1,090,712
First Community BanCorp CA	15,700	695,510
First Community Bancshares Inc NV †	9,848	276,433
First Financial Bancorp †	33,442	610,316
First Financial Bankshares Inc	13,687	610,851
First Financial Corp IN	15,500	458,025
First Financial Holdings Inc	14,400	400,032
First Indiana Corp	8,191	198,222
First Industrial Realty Trust Inc †	50,300	1,902,849
First Merchants Corp	17,106	443,045
First Midwest Bancorp Inc	49,858	1,619,388
First Niagara Financial Group Inc	145,783	1,925,793
First Oak Brook Bancshares Inc	3,600	105,444
First Place Financial Corp DE	7,300	133,590
First Republic Bank †	26,550	859,424
First State Bancorp	25,000	424,375
FirstFed Financial Corp *	18,600	948,786
Flagstar Bancorp Inc †	34,600	676,430
Flushing Financial Corp	16,625	302,575
FNB Corp VA †	4,700	121,166
FPIC Insurance Group Inc * †	12,400	398,660
Franklin Bank Corp *	19,400	334,650
Frontier Financial Corp	15,100	572,290
Gabelli Asset Management Inc ‘A’ †	7,500	334,875
Gables Residential Trust †	33,500	1,115,550
GATX Corp	41,000	1,360,790
GB&T Bancshares Inc †	3,374	73,081
German American Bancorp †	3,408	52,824
Getty Realty Corp †	16,000	408,800
GFI Group Inc	6,700	179,761
Glacier Bancorp Inc	32,425	988,962
Gladstone Capital Corp †	12,200	258,884
Glenborough Realty Trust Inc	25,600	489,472
Glimcher Realty Trust †	40,600	962,220
Global Signal Inc	5,850	175,266
GMH Communities Trust	33,500	392,285
Gold Banc Corp Inc	53,400	749,202
Government Properties Trust Inc †	32,800	326,688
Gramercy Capital Corp	6,050	117,975
Great American Financial Resources Inc	8,250	139,755
Great Southern Bancorp Inc †	9,500	308,465
Greater Bay Bancorp †	46,200	1,127,742
Greenhill & Co Inc †	11,100	397,380
Hancock Holding Co	31,800	1,033,500
Hanmi Financial Corp †	28,338	468,994
Harbor Florida Bancshares Inc	27,600	941,160
Harleysville Group Inc	21,200	421,032
Harleysville National Corp †	29,996	637,415
Harris & Harris Group Inc * †	19,700	237,188
Healthcare Realty Trust Inc	46,100	1,679,884
HealthExtras Inc * †	23,700	394,605
Heartland Financial USA Inc †	7,850	155,901
Heritage Property Investment Trust Inc	26,800	795,424
Highland Hospitality Corp	28,100	290,835
Highwoods Properties Inc	66,540	1,784,603
Hilb Rogal & Hobbs Co †	35,200	1,260,160
Home Properties Inc	39,100	1,517,080
HomeBanc Corp †	22,400	198,016
Homestore Inc *	119,500	265,290
Horace Mann Educators Corp	52,600	933,124
Horizon Financial Corp	10,900	204,702
Hypercom Corp *	54,900	259,677
IBERIABANK Corp	9,300	523,218
Impac Mortgage Holdings Inc †	98,300	1,885,394
Independence Holding Co †	3,600	64,908
Independent Bank Corp MA	14,400	417,600
Independent Bank Corp MI	25,051	720,717
Infinity Property & Casualty Corp	21,800	681,468
Innkeepers USA Trust	49,000	632,590
Integra Bank Corp †	20,900	462,726
Interactive Data Corp *	35,361	733,741
Interchange Financial Services Corp NJ	12,975	223,819

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Intersections Inc * †	11,600	$168,780
Investment Technology Group Inc *	52,200	913,500
Investors Real Estate Trust †	48,400	451,572
iPayment Inc * †	13,900	586,580
Irwin Financial Corp †	20,000	460,400
ITLA Capital Corp *	9,100	454,636
John H. Harland Co †	36,000	1,236,960
Jones Lang LaSalle Inc *	36,500	1,702,725
Kansas City Life Insurance Co	2,000	97,520
Kearny Financial Corp	25,100	279,112
Kilroy Realty Corp	32,500	1,329,575
Kite Realty Group Trust	11,100	159,840
KNBT Bancorp Inc	27,900	426,870
Knight Trading Group Inc ‘A’ *	126,800	1,222,352
Kramont Realty Trust	27,500	643,500
Kronos Inc *	36,512	1,866,128
La Quinta Corp *	203,100	1,726,350
LaBranche & Co Inc * †	52,600	489,180
Ladenburg Thalmann Financial Services Inc * †	8,425	5,729
Lakeland Bancorp Inc †	10,098	157,227
Lakeland Financial Corp	3,500	134,575
LandAmerica Financial Group Inc	19,800	990,594
LaSalle Hotel Properties †	31,700	920,885
Lexington Corporate Properties Trust	49,100	1,077,254
LTC Properties Inc	16,900	293,215
Luminent Mortgage Capital Inc †	32,500	356,850
Macatawa Bank Corp	7,040	236,368
MAF Bancorp Inc	34,661	1,439,818
Maguire Properties Inc	34,000	811,920
Main Street Banks Inc †	15,500	410,440
MainSource Financial Group Inc	7,805	171,554
Marlin Business Services Corp *	1,100	22,418
MB Financial Inc	19,050	729,615
MBT Financial Corp †	9,754	184,058
MCG Capital Corp †	36,400	560,014
McGrath RentCorp	17,600	411,488
Mercantile Bank Corp	11,524	471,101
Mercantile Bankshares Corp	1	51
MeriStar Hospitality Corp * †	85,700	599,900
Metris Cos Inc * †	36,900	427,671
MFA Mortgage Investments Inc	96,900	737,409
Mid-America Apartment Communities Inc	20,400	744,600
Mid-State Bancshares †	30,000	798,000
Midwest Banc Holdings Inc †	11,800	234,938
Mission West Properties Inc †	10,600	112,360
MortgageIT Holdings Inc †	9,150	145,942
Nara Bancorp Inc †	27,400	384,970
NASB Financial Inc	500	19,800
National Financial Partners Corp †	34,800	1,385,040
National Health Investors Inc	26,100	678,078
National Penn Bancshares Inc †	29,674	729,084
National Western Life Insurance Co ‘A’ *	2,000	341,880
Nationwide Health Properties Inc †	79,300	1,602,653
Navigators Group Inc *	9,800	324,821
NBC Capital Corp †	4,641	112,219
NBT Bancorp Inc	33,895	759,587
NCO Group Inc *	26,800	523,940
NDCHealth Corp	44,900	717,502
Nelnet Inc ‘A’ *	4,100	130,503
NetBank Inc	58,600	496,928
New Century Financial Corp †	55,750	2,610,215
Newcastle Investment Corp †	39,600	1,172,160
Northwest Bancorp Inc	16,200	346,842
NovaStar Financial Inc †	34,400	1,238,744
NYMAGIC Inc †	3,100	73,470
OceanFirst Financial Corp †	6,155	141,380
Ocwen Financial Corp * †	40,900	330,063
Ohio Casualty Corp *	76,300	1,753,374
Old National Bancorp IN †	77,095	1,565,028
Old Second Bancorp Inc †	15,266	460,652
Omega Financial Corp †	12,700	378,270
Omega Healthcare Investors Inc	52,100	572,058
optionsXpress Holdings Inc	23,600	382,084
Oriental Financial Group Inc †	26,213	613,908
Origen Financial Inc †	9,100	62,881
Pacific Capital Bancorp †	51,887	1,545,195
Park National Corp †	15,434	1,736,325
Parkway Properties Inc	15,300	714,510
Partners Trust Financial Group Inc	24,068	255,121
Peapack-Gladstone Financial Corp †	5,962	160,974
PennFed Financial Services Inc	9,892	146,797
PennRock Financial Services Corp	6,069	211,929
Pennsylvania REIT	35,942	1,449,181
Peoples Bancorp Inc	16,795	451,786
PFF Bancorp Inc	26,070	719,532
Philadelphia Consolidated Holding Corp *	20,400	1,581,612
PICO Holdings Inc *	6,200	160,642
Piper Jaffray Cos *	20,100	735,459
Placer Sierra Bancshares †	3,600	82,692
PMA Capital Corp ‘A’ * †	41,500	332,000
Portal Software Inc * †	53,920	130,486
Portfolio Recovery Associates Inc * †	17,900	609,137
Post Properties Inc	45,000	1,396,800
Prentiss Properties Trust	47,300	1,615,768
Presidential Life Corp	22,500	366,300
PRG-Schultz International Inc * †	49,250	246,742
PrivateBancorp Inc †	23,000	722,430
ProAssurance Corp * †	29,950	1,183,025
Prosperity Bancshares Inc †	17,800	471,522
Provident Bancorp Inc NY †	36,234	443,504
Provident Bankshares Corp	41,408	1,364,824
Provident Financial Holdings Inc	5,700	169,518
Provident Financial Services Inc	77,689	1,328,482
PS Business Parks Inc CA	15,000	604,500
R&G Financial Corp ‘B’	35,500	1,106,535
RAIT Investment Trust	31,200	836,784
Ramco-Gershenson Properties Trust †	14,368	390,091
Realty Income Corp †	86,000	1,967,680
Redwood Trust Inc †	19,500	998,010
Republic Bancorp Inc KY ‘A’ †	8,338	185,218
Republic Bancorp Inc MI	80,530	1,090,376
Rewards Network Inc * †	18,300	76,128
Riggs National Corp †	23,300	444,797
RLI Corp †	22,300	924,335
Royal Bancshares of Pennsylvania Inc ‘A’	3,247	73,739
S&T Bancorp Inc †	27,100	959,340
S.Y. Bancorp Inc †	8,500	187,000
S1 Corp *	88,018	610,845
Safety Insurance Group Inc †	11,500	356,040
Sanders Morris Harris Group Inc †	13,900	251,312
Sandy Spring Bancorp Inc †	16,650	538,128
Santander BanCorp †	2,715	71,486
Saul Centers Inc	16,600	531,200
Saxon Capital Inc	54,600	939,120
SCBT Financial Corp	6,615	198,648
Seacoast Banking Corp of Florida	13,210	259,973
Security Bank Corp	1,800	74,142
Selective Insurance Group Inc	34,800	1,608,804
Senior Housing Properties Trust	61,400	1,024,152
Signature Bank * †	1,700	45,067
Silicon Valley Bancshares *	43,500	1,916,610
Simmons First National Corp ‘A’ †	12,700	315,214
Smithtown Bancorp Inc †	8,900	249,378
Sotheby’s Holdings Inc ‘A’ *	52,300	887,008
Southern Community Financial Corp †	7,000	65,800
Southside Bancshares Inc †	10,384	216,403
Southwest Bancorp Inc	18,800	346,860
Southwest Bancorp of Texas Inc	43,700	801,895

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Sovran Self Storage Inc †	17,000	$673,710
Spirit Finance Corp *	74,300	806,898
State Auto Financial Corp	5,600	149,072
State Bancorp Inc	4,404	114,548
State Financial Services Corp ‘A’	6,600	243,870
Sterling Bancorp †	18,474	448,364
Sterling Bancshares Inc	59,950	851,290
Sterling Financial Corp PA	26,631	692,939
Sterling Financial Corp WA *	29,600	1,056,720
Stewart Information Services Corp	19,500	731,640
Stifel Financial Corp * †	3,200	69,760
Strategic Hotel Capital Inc	12,450	183,015
Suffolk Bancorp †	12,500	412,875
Sun Bancorp Inc NJ *	12,543	287,047
Sun Communities Inc	18,400	658,720
Sunstone Hotel Investors Inc †	26,600	570,570
Susquehanna Bancshares Inc	57,371	1,398,705
SWS Group Inc	17,230	276,197
Tanger Factory Outlet Centers Inc	37,100	816,200
Taubman Centers Inc	56,500	1,567,310
Taylor Capital Group Inc	200	6,530
Texas Capital Bancshares Inc *	31,500	661,500
Texas Regional Bancshares Inc ‘A’	49,198	1,481,352
The Bancorp Inc *	15,870	222,180
The BISYS Group Inc *	131,700	2,065,056
The Commerce Group Inc	27,300	1,692,054
The Enstar Group Inc * †	1,200	72,000
The First of Long Island Corp †	1,600	67,712
The Midland Co	6,000	189,060
The Peoples Holding Co	7,046	219,131
The Phoenix Cos Inc †	108,200	1,382,796
The Town & Country Trust †	24,800	655,960
TierOne Corp	28,100	660,350
TNS Inc *	900	16,155
Tompkins Trustco Inc	9,119	388,013
TradeStation Group Inc *	21,500	129,860
Triad Guaranty Inc *	9,100	478,751
Trico Bancshares	13,400	280,730
TrustCo Bank Corp NY †	85,108	977,891
Trustmark Corp †	50,400	1,461,600
Trustreet Properties Inc †	33,500	515,565
U.S.B. Holding Co Inc †	10,334	229,311
U.S.I. Holdings Corp * †	32,800	386,384
UICI	48,200	1,168,850
UMB Financial Corp †	17,241	981,358
Umpqua Holdings Corp †	62,338	1,455,592
Union Bankshares Corp	13,000	416,260
United America Indemnity Ltd ‘A’ * (Cayman)	7,987	150,475
United Bankshares Inc	40,000	1,325,600
United Community Banks Inc †	28,049	665,603
United Community Financial Corp †	30,924	342,947
United Fire & Casualty Co †	20,600	696,898
United PanAm Financial Corp * †	5,200	106,028
United Rentals Inc * †	32,100	648,741
United Security Bancshares †	5,000	115,150
Universal American Financial Corp *	30,200	522,460
Universal Health Realty Income Trust	13,400	378,550
Univest Corp of Pennsylvania †	6,400	254,784
Unizan Financial Corp †	24,907	647,582
Urstadt Biddle Properties Inc ‘A’ †	32,300	492,575
U-Store-It Trust	31,700	551,580
Value Line Inc †	300	11,700
Vesta Insurance Group Inc	30,500	108,275
Virginia Commerce Bancorp Inc * †	12,125	327,860
Virginia Financial Group Inc †	5,943	195,495
Washington REIT †	44,100	1,267,875
Washington Trust Bancorp Inc †	15,100	414,948
WesBanco Inc †	23,600	649,236
West Bancorp Inc †	26,668	454,423
West Coast Bancorp OR †	17,200	409,360
Westamerica Bancorp	34,000	1,760,180
Western Sierra Bancorp *	7,367	251,436
Westfield Financial Inc †	2,200	55,000
Wilshire Bancorp Inc †	22,600	294,704
Winston Hotels Inc †	26,500	310,050
Wintrust Financial Corp †	25,500	1,200,795
World Acceptance Corp *	23,700	604,824
Wright Express Corp	46,300	791,730
WSFS Financial Corp	9,400	494,064
Yardville National Bancorp †	14,500	472,990
Zenith National Insurance Corp †	12,200	632,692

		272,367,938

Health Care - 10.71%
Abaxis Inc * †	16,100	142,485
Abgenix Inc * †	98,500	689,500
ABIOMED Inc * †	12,400	131,192
Able Laboratories Inc * †	23,700	556,002
Accelrys Inc * †	30,400	180,272
Adolor Corp *	48,900	486,066
Advanced Medical Optics Inc * †	23,300	843,693
Advanced Neuromodulation Systems Inc * †	22,950	615,290
Advancis Pharmaceutical Corp * †	2,600	9,620
Aksys Ltd * †	30,100	95,417
Albany Molecular Research Inc *	33,700	346,436
Alexion Pharmaceuticals Inc * †	28,700	621,786
Align Technology Inc * †	59,500	371,280
Alkermes Inc * †	97,400	1,011,012
Alliance Imaging Inc * †	4,100	39,155
Allscripts Healthcare Solutions Inc * †	31,300	447,590
Alpharma Inc ‘A’ †	19,700	242,704
Amedisys Inc * †	14,700	444,675
America Service Group Inc *	8,700	192,531
American Healthways Inc * †	36,200	1,195,324
American Medical Systems Holdings Inc *	57,800	993,004
AMERIGROUP Corp *	50,200	1,835,312
AmSurg Corp * †	39,300	994,290
Analogic Corp	13,100	566,575
AngioDynamics Inc *	2,911	53,271
Animas Corp * †	9,400	189,974
Antigenics Inc * †	37,000	247,900
Applera Corp-Celera Genomics Group *	83,499	855,865
Apria Healthcare Group Inc *	69,400	2,227,740
ARIAD Pharmaceuticals Inc * †	59,800	334,880
Array BioPharma Inc * †	20,100	140,901
Arrow International Inc	21,900	752,265
ArthroCare Corp * †	27,600	786,600
Aspect Medical Systems Inc * †	17,500	377,825
AtheroGenics Inc * †	48,800	638,792
Avant Immunotherapeutics Inc * †	85,000	138,550
Axonyx Inc * †	70,100	86,223
Barrier Therapeutics Inc *	3,000	46,470
Bentley Pharmaceuticals Inc * †	11,700	86,112
Beverly Enterprises Inc * †	117,900	1,459,602
BioCryst Pharmaceuticals Inc * †	26,700	123,087
Bioenvision Inc * †	14,700	84,525
Biolase Technology Inc †	28,800	244,800
BioMarin Pharmaceutical Inc * †	85,000	437,750
Bio-Rad Laboratories Inc ‘A’ *	18,100	881,651
Bio-Reference Laboratories Inc *	13,400	186,528
Biosite Inc * †	16,600	863,698
Bone Care International Inc *	20,892	541,938
Bradley Pharmaceuticals Inc * †	18,300	174,948
Bruker BioSciences Corp *	14,100	49,632
CancerVax Corp * †	11,800	77,762
Candela Corp * †	22,000	196,240
Caraco Pharmaceutical Laboratories Ltd *	4,400	35,992
Cardiac Science Inc * †	62,800	72,220

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
CardioDynamics International Corp *	41,200	$120,304
Cell Genesys Inc * †	51,100	231,483
Cell Therapeutics Inc * †	65,200	234,068
Centene Corp *	52,100	1,562,479
Cepheid * †	44,900	434,183
Cerner Corp * †	23,500	1,233,985
Chattem Inc *	22,200	987,234
Ciphergen Biosystems Inc * †	24,500	67,865
Closure Medical Corp * †	10,900	291,030
Computer Programs & Systems Inc	7,100	199,368
Conceptus Inc * †	29,200	227,760
CONMED Corp * †	37,950	1,143,054
Connetics Corp * †	40,200	1,016,658
Conor Medsystems Inc *	9,100	148,239
Corgentech Inc * †	2,300	5,336
Corixa Corp * †	65,310	200,502
CorVel Corp * †	10,500	223,860
CTI Molecular Imaging Inc *	35,000	709,450
Cubist Pharmaceuticals Inc * †	54,300	576,666
CuraGen Corp * †	45,500	189,280
Curis Inc * †	33,900	121,362
CV Therapeutics Inc * †	40,200	818,472
Cyberonics Inc * †	15,600	689,052
Cypress Bioscience Inc *	31,600	288,824
Cytogen Corp * †	23,100	133,749
Cytokinetics Inc * †	4,400	28,864
Datascope Corp	13,300	406,714
deCODE genetics Inc * † (Iceland)	54,900	312,930
Dendreon Corp * †	63,100	343,895
Depomed Inc * †	13,000	51,220
Diagnostic Products Corp	23,800	1,149,540
Digene Corp * †	16,100	334,075
Discovery Laboratories Inc * †	50,200	282,626
Diversa Corp * †	26,300	130,974
dj Orthopedics Inc *	17,000	425,850
Dov Pharmaceutical Inc * †	18,800	257,184
DURECT Corp * †	53,500	194,740
DUSA Pharmaceuticals Inc * †	10,600	92,538
Dyax Corp * †	35,200	113,344
Eclipsys Corp *	40,300	623,844
Encore Medical Corp * †	25,500	137,190
Encysive Pharmaceuticals Inc * †	62,600	639,772
Enzo Biochem Inc * †	24,151	348,257
Enzon Pharmaceuticals Inc * †	56,700	577,773
EPIX Pharmaceuticals Inc * †	23,700	165,900
eResearchTechnology Inc * †	50,824	598,707
Exactech Inc *	5,200	88,244
Exelixis Inc *	67,700	459,006
E-Z-EM Inc	3,400	40,528
First Horizon Pharmaceutical Corp * †	28,400	479,392
Genaera Corp * †	43,400	98,952
Genelabs Technologies Inc * †	77,900	46,740
Genencor International Inc *	3,800	73,074
Genesis HealthCare Corp *	19,600	840,644
Genta Inc * †	94,000	106,220
Gentiva Health Services Inc *	33,100	535,558
Geron Corp * †	51,600	315,276
GTx Inc * †	1,000	9,100
Guilford Pharmaceuticals Inc * †	50,900	117,070
Haemonetics Corp *	22,300	940,168
Hanger Orthopedic Group Inc * †	31,900	189,805
Healthcare Services Group Inc	16,965	411,401
Hollis-Eden Pharmaceuticals Inc * †	21,100	148,650
Hologic Inc * †	23,300	742,688
Hooper Holmes Inc †	56,300	215,066
Human Genome Sciences Inc * †	143,300	1,321,226
ICU Medical Inc * †	15,400	546,700
IDX Systems Corp *	23,100	802,263
I-Flow Corp * †	16,200	256,446
Illumina Inc * †	23,900	193,112
Immucor Inc * †	56,529	1,706,611
ImmunoGen Inc *	50,900	266,207
Immunomedics Inc * †	49,500	120,285
Impax Laboratories Inc * †	59,100	945,600
Incyte Corp * †	79,300	541,619
Indevus Pharmaceuticals Inc * †	56,400	156,792
InKine Pharmaceutical Co Inc * †	38,900	120,590
Inspire Pharmaceuticals Inc * †	44,200	360,672
Integra LifeSciences Holdings Corp * †	23,600	831,192
InterMune Inc * †	32,800	360,800
Intuitive Surgical Inc * †	33,400	1,518,698
Invacare Corp	30,500	1,361,215
Inverness Medical Innovations Inc * †	11,300	265,550
Isis Pharmaceuticals Inc * †	59,300	229,491
Isolagen Inc * †	32,300	203,167
Ista Pharmaceuticals Inc * †	7,200	71,136
Kensey Nash Corp * †	13,600	368,288
Keryx Biopharmaceuticals Inc * †	19,400	259,184
Kindred Healthcare Inc * †	27,200	954,720
Kos Pharmaceuticals Inc *	13,600	566,848
Kosan Biosciences Inc *	32,300	132,430
KV Pharmaceutical Co ‘A’ * †	37,250	864,200
Kyphon Inc * †	25,000	629,250
LabOne Inc * †	22,491	775,490
Landauer Inc	9,400	446,876
Lannett Co Inc * †	3,700	23,310
Laserscope * †	21,600	685,584
LCA-Vision Inc	21,000	699,300
Lexicon Genetics Inc * †	64,200	328,062
LifeCell Corp *	39,100	347,990
LifePoint Hospitals Inc * †	32,100	1,407,264
Ligand Pharmaceuticals Inc ‘B’ * †	84,500	484,185
Luminex Corp * †	24,300	182,979
Magellan Health Services Inc * †	27,600	939,780
MannKind Corp * †	6,400	91,072
Marshall Edwards Inc * † (Australia)	1,000	8,340
Matria Healthcare Inc * †	22,362	686,737
Maxim Pharmaceuticals Inc * †	39,500	69,520
Maxygen Inc * †	21,100	181,038
Medarex Inc * †	117,800	839,914
MedCath Corp * †	10,400	304,720
Medical Action Industries Inc *	14,500	274,050
Medicines Co *	53,700	1,216,842
Mentor Corp †	50,800	1,630,680
Merit Medical Systems Inc *	32,165	385,658
Microtek Medical Holdings Inc * †	36,600	131,028
Microvision Inc * †	27,800	162,074
Molecular Devices Corp * †	19,100	362,900
Molina Healthcare Inc *	9,500	437,855
Myogen Inc * †	8,000	63,120
Myriad Genetics Inc * †	32,000	588,480
Nabi Biopharmaceuticals *	65,900	822,432
Nanogen Inc * †	49,700	172,956
National Healthcare Corp †	5,200	177,892
NeighborCare Inc *	45,100	1,319,175
Neopharm Inc * †	26,527	206,115
Neurogen Corp *	19,300	136,644
NitroMed Inc * †	1,500	25,965
Northfield Laboratories Inc * †	27,400	308,250
Noven Pharmaceuticals Inc *	30,200	512,192
NPS Pharmaceuticals Inc * †	39,600	499,752
NuVasive Inc *	14,600	188,632
Nuvelo Inc * †	38,766	251,979
OCA Inc * †	58,300	247,775
Odyssey HealthCare Inc * †	45,050	529,788
Omnicell Inc * †	21,900	157,899
Onyx Pharmaceuticals Inc * †	36,100	1,131,735
Option Care Inc †	21,450	441,656

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
OraSure Technologies Inc * †	45,400	$334,144
Orthologic Corp * †	48,200	243,892
Orthovita Inc * †	61,200	208,080
Oscient Pharmaceuticals Corp * †	56,500	132,210
Owens & Minor Inc	44,900	1,219,035
Pain Therapeutics Inc * †	36,600	185,928
Palatin Technologies Inc * †	45,300	106,002
Palomar Medical Technologies Inc * †	9,400	253,518
Par Pharmaceutical Cos Inc * †	36,200	1,210,528
PAREXEL International Corp *	35,000	822,500
Pediatrix Medical Group Inc *	28,300	1,941,097
Penwest Pharmaceuticals Co *	24,700	305,292
Peregrine Pharmaceuticals Inc * †	140,700	206,829
Perrigo Co	77,400	1,482,210
Per-Se Technologies Inc * †	31,266	479,933
Pharmacyclics Inc * †	17,600	141,328
Pharmion Corp *	15,500	449,500
Pharmos Corp * †	84,100	52,983
PolyMedica Corp	30,600	971,856
Possis Medical Inc * †	20,600	172,422
POZEN Inc *	37,100	193,291
Praecis Pharmaceuticals Inc * †	59,000	61,950
Priority Healthcare Corp ‘B’ *	35,500	767,865
Progenics Pharmaceuticals Inc * †	9,700	163,057
Province Healthcare Co *	56,250	1,355,062
ProxyMed Inc * †	2,300	19,987
PSS World Medical Inc *	84,200	957,354
Psychiatric Solutions Inc * †	13,800	634,800
Quality Systems Inc	8,400	355,656
Quidel Corp *	47,200	184,552
Regeneration Technologies Inc *	33,200	342,292
Regeneron Pharmaceuticals Inc * †	38,600	197,246
RehabCare Group Inc *	18,500	531,135
Renovis Inc * †	1,400	11,298
Res-Care Inc *	13,600	170,136
Rigel Pharmaceuticals Inc * †	7,400	118,696
Salix Pharmaceuticals Ltd * †	44,400	732,156
Santarus Inc * †	3,500	17,010
SciClone Pharmaceuticals Inc *	60,100	170,684
Seattle Genetics Inc WA * †	44,500	228,730
Serologicals Corp * †	37,800	923,832
SFBC International Inc * †	11,800	415,832
Sierra Health Services Inc * †	28,200	1,800,288
Sonic Innovations Inc * †	29,200	162,936
SonoSite Inc *	16,800	436,464
Specialty Laboratories Inc * †	3,400	32,470
STERIS Corp *	68,300	1,724,575
Sunrise Senior Living Inc *	20,900	1,015,740
SuperGen Inc * †	50,700	246,402
SurModics Inc *	20,100	641,391
Sybron Dental Specialties Inc *	44,532	1,598,699
Symbion Inc * †	4,500	96,165
Symmetry Medical Inc *	9,200	174,984
Tanox Inc * †	32,000	307,200
Techne Corp *	48,900	1,964,802
Telik Inc * †	55,600	838,448
ThermoGenesis Corp *	37,300	186,500
Third Wave Technologies Inc *	16,900	97,344
Thoratec Corp * †	57,787	706,157
Transkaryotic Therapies Inc * †	37,900	946,174
Trimeris Inc * †	19,400	218,444
TriPath Imaging Inc * †	23,600	166,144
United Surgical Partners International Inc * †	29,500	1,350,215
United Therapeutics Corp *	23,600	1,078,402
Urologix Inc * †	20,400	93,636
Valeant Pharmaceuticals International	100,800	2,270,016
Ventana Medical Systems Inc * †	31,200	1,168,752
Vertex Pharmaceuticals Inc *	94,200	881,712
Viasys Healthcare Inc *	33,300	635,364
Vicuron Pharmaceuticals Inc * †	58,400	920,384
Vion Pharmaceuticals Inc * †	46,500	132,525
VistaCare Inc ‘A’ * †	13,400	274,298
VISX Inc *	66,100	1,549,384
Vital Signs Inc	6,200	247,318
WellCare Health Plans Inc *	6,450	196,467
West Pharmaceutical Services Inc	30,500	728,950
Wilson Greatbatch Technologies Inc *	24,600	448,704
Wright Medical Group Inc *	27,600	662,400
Young Innovations Inc	1,900	69,635
Zila Inc * †	66,100	267,044
ZOLL Medical Corp *	10,500	236,565
ZymoGenetics Inc * †	17,100	260,946

		133,518,663

Integrated Oils - 0.23%
Bill Barrett Corp	15,000	433,650
Delta Petroleum Corp * †	23,700	344,598
Giant Industries Inc *	15,800	406,060
KCS Energy Inc *	53,000	814,080
Mission Resources Corp * †	57,200	404,976
W&T Offshore Inc	14,600	303,096
Warren Resources Inc	19,500	209,235

		2,915,695

Materials & Processing - 9.97%
A. Schulman Inc	40,300	702,026
AAON Inc *	4,700	77,362
Aceto Corp	35,100	260,442
Acuity Brands Inc	47,800	1,290,600
Airgas Inc	64,400	1,538,516
AK Steel Holding Corp * †	120,300	1,330,518
Albany International Corp ‘A’	30,028	927,265
Albemarle Corp	38,000	1,381,680
Aleris International Inc * †	36,000	898,200
Alico Inc *	4,100	216,070
Allegheny Technologies Inc	98,200	2,367,602
AMCOL International Corp	24,600	461,496
American Vanguard Corp †	7,300	327,551
Ameron International Corp	9,400	338,400
Anchor Glass Container Corp †	5,600	12,544
Apogee Enterprises Inc	38,700	552,636
AptarGroup Inc	39,600	2,058,408
Arch Chemicals Inc	22,300	634,881
Armor Holdings Inc *	23,500	871,615
Avatar Holdings Inc * †	5,300	248,305
Barnes Group Inc †	19,200	521,664
Bluegreen Corp *	13,200	169,620
BlueLinx Holdings Inc	10,900	147,259
Brady Corp ‘A’	37,400	1,209,890
Brookfield Homes Corp	15,700	662,697
Brush Engineered Materials Inc * †	17,400	331,122
Buckeye Technologies Inc * †	25,400	274,320
Building Materials Holding Corp	17,700	787,296
Cabot Microelectronics Corp * †	25,600	803,328
Calgon Carbon Corp †	38,800	331,352
Cambrex Corp	25,400	541,020
Caraustar Industries Inc * †	36,600	472,140
Carpenter Technology Corp †	25,400	1,509,014
Century Aluminum Co *	20,700	626,382
Ceradyne Inc * †	30,375	679,489
Chesapeake Corp	21,100	443,522
CIRCOR International Inc	11,700	288,405
CLARCOR Inc	31,700	1,647,132
Cleveland-Cliffs Inc †	27,200	1,982,064
Coeur d’Alene Mines Corp * †	293,600	1,077,512
Comfort Systems USA Inc *	32,200	249,550
Commercial Metals Co †	66,400	2,250,296
Compass Minerals International Inc	12,100	307,945

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Consolidated-Tomoka Land Co	5,700	$326,211
Corn Products International Inc	77,200	2,006,428
Crompton Corp †	130,119	1,899,737
Crown Holdings Inc *	191,800	2,984,408
Cytec Industries Inc	39,900	2,164,575
Delta & Pine Land Co	43,800	1,182,600
Deltic Timber Corp	11,300	441,830
DHB Industries Inc * †	28,000	246,400
Drew Industries Inc * †	10,800	406,620
Dycom Industries Inc *	55,600	1,278,244
Eagle Materials Inc †	23,200	1,877,808
ElkCorp	25,350	974,961
EMCOR Group Inc *	17,300	809,986
Encore Wire Corp * †	18,150	185,130
Energy Conversion Devices Inc * †	21,900	497,787
EnerSys *	9,400	123,140
Ennis Inc	18,800	318,096
Exide Technologies *	26,800	345,720
Ferro Corp	47,900	901,478
First Acceptance Corp * †	12,700	134,620
FMC Corp *	41,600	2,223,520
Georgia Gulf Corp	35,700	1,641,486
Gibraltar Industries Inc †	25,199	552,866
Glatfelter	32,800	483,800
GrafTech International Ltd * †	108,000	614,520
Granite Construction Inc †	38,050	999,574
Graphic Packaging Corp * †	65,900	290,619
Great Lakes Chemical Corp	42,100	1,352,252
Greif Inc ‘A’	11,700	815,256
Griffon Corp *	33,370	714,452
H.B. Fuller Co	32,800	951,200
Hecla Mining Co * †	150,100	822,548
Hercules Inc *	125,800	1,821,584
Hexcel Corp *	18,000	279,180
InfraSource Services Inc * †	2,100	25,200
Insituform Technologies Inc ‘A’ *	30,600	444,006
Integrated Electrical Services Inc * †	33,200	91,632
Interface Inc ‘A’ * †	50,600	345,092
International Precious Metals Corp *	32,500	327
Jacuzzi Brands Inc * †	86,200	841,312
Kaydon Corp †	36,300	1,139,820
Kronos Worldwide Inc †	7,104	301,991
Layne Christensen Co * †	16,700	288,409
Lennox International Inc	50,700	1,111,344
Lone Star Technologies Inc *	32,900	1,297,247
Longview Fibre Co	58,400	1,095,584
LSI Industries Inc	16,500	185,295
MacDermid Inc	29,600	962,000
Maverick Tube Corp *	49,300	1,602,743
Medis Technologies Ltd * †	14,993	215,000
Metal Management Inc †	23,700	608,616
Metals USA Inc * †	18,700	366,333
MGP Ingredients Inc †	12,600	105,084
Minerals Technologies Inc	23,500	1,545,830
Mobile Mini Inc *	20,700	836,487
Mueller Industries Inc	43,300	1,218,895
Myers Industries Inc	29,679	418,771
NCI Building Systems Inc * †	25,600	988,160
NewMarket Corp *	13,400	249,240
NL Industries Inc *	9,000	207,900
NN Inc	19,100	235,312
NS Group Inc *	17,400	546,534
NuCO2 Inc * †	3,000	78,900
Octel Corp (United Kingdom)	14,200	263,126
Olin Corp	79,448	1,771,690
OM Group Inc *	35,000	1,064,700
OMNOVA Solutions Inc *	32,200	172,914
Oregon Steel Mills Inc *	30,200	694,600
Penn Engineering & Manufacturing Corp	6,000	108,300
Perini Corp *	13,500	186,165
PolyOne Corp *	104,800	930,624
Pope & Talbot Inc	18,000	316,440
Potlatch Corp †	36,600	1,722,762
Quaker Chemical Corp	9,400	193,076
Quanex Corp	31,800	1,695,576
Quanta Services Inc * †	82,400	628,712
Reading International Inc ‘A’ * †	4,700	33,135
Reliance Steel & Aluminum Co	30,450	1,218,304
Rock-Tenn Co ‘A’	26,300	349,790
Rogers Corp * †	19,400	776,000
Royal Gold Inc †	25,700	471,081
RTI International Metals Inc *	22,900	535,860
Ryerson Tull Inc †	20,822	263,815
Schnitzer Steel Industries Inc ‘A’ †	21,650	730,254
Silgan Holdings Inc	11,600	753,768
Simpson Manufacturing Co Inc †	37,600	1,161,840
Spartech Corp †	25,500	506,175
Steel Dynamics Inc †	33,500	1,154,075
Steel Technologies Inc	7,000	167,930
Stepan Co	2,700	63,477
Stillwater Mining Co *	23,210	228,618
Sunterra Corp *	27,500	414,700
Symyx Technologies Inc *	32,200	710,010
Tarragon Corp * †	750	15,142
Tejon Ranch Co * †	5,150	229,690
Terra Industries Inc * †	33,600	260,736
Texas Industries Inc	27,200	1,462,000
The Mosaic Co *	110,000	1,876,600
The Shaw Group Inc * †	70,800	1,543,440
The Standard Register Co †	18,400	229,080
Titanium Metals Corp * †	4,000	144,000
Trammell Crow Co *	37,600	773,432
Tredegar Corp	29,400	495,684
Trex Co Inc * †	11,800	524,038
U.S. Concrete Inc * †	11,100	69,597
Ultralife Batteries Inc * †	12,300	210,576
Universal Forest Products Inc †	21,800	846,930
URS Corp *	32,100	922,875
USEC Inc †	94,200	1,533,576
USG Corp * †	39,500	1,309,820
Valence Technology Inc * †	48,600	149,202
Valhi Inc †	22,259	437,389
Valmont Industries Inc	16,500	368,280
W.R. Grace & Co * †	87,300	743,796
Washington Group International Inc *	25,200	1,133,748
Watsco Inc	22,800	959,880
Wausau-Mosinee Paper Corp	52,200	738,108
WCI Communities Inc * †	34,200	1,028,736
WD-40 Co	23,500	763,515
Wellman Inc	48,400	699,864
Westlake Chemical Corp	6,300	203,805
Wheeling-Pittsburgh Corp * †	3,700	114,885
York International Corp	34,300	1,343,874

		124,250,651

Multi-Industry - 0.46%
GenCorp Inc †	59,700	1,194,000
Kaman Corp ‘A’ †	24,500	305,025
Lancaster Colony Corp	28,700	1,221,185
Raven Industries Inc †	14,800	302,216
Sequa Corp ‘A’ *	5,200	269,620
Trinity Industries Inc †	45,300	1,276,101
Walter Industries Inc †	27,000	1,148,850

		5,716,997

Producer Durables - 7.51%
A.O. Smith Corp	23,400	675,558
A.S.V. Inc * †	8,900	352,840

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Actuant Corp ‘A’ * †	29,900	$1,343,108
ADE Corp *	7,500	166,500
Advanced Energy Industries Inc *	24,300	234,981
American Superconductor Corp * †	23,000	229,540
Applied Films Corp *	16,900	390,728
Applied Industrial Technologies Inc	35,250	958,800
Applied Signal Technology Inc	14,000	320,600
ARRIS Group Inc *	87,800	606,698
Artesyn Technologies Inc * †	45,000	391,950
Astec Industries Inc *	15,700	346,185
Asyst Technologies Inc *	51,800	248,122
ATMI Inc * †	34,500	863,880
Audiovox Corp ‘A’ * †	23,800	303,212
August Technology Corp *	14,300	167,596
Axcelis Technologies Inc *	116,600	851,180
Baldor Electric Co	33,100	854,311
BE Aerospace Inc *	42,300	507,600
Beazer Homes USA Inc †	32,658	1,628,328
Belden CDT Inc	58,075	1,289,846
Brooks Automation Inc *	51,412	780,434
Bucyrus International Inc ‘A’	7,150	279,279
C&D Technologies Inc	24,400	245,220
Cascade Corp	12,200	427,000
C-COR Inc * †	50,500	307,040
Champion Enterprises Inc * †	80,600	757,640
Cognex Corp	45,700	1,137,016
Cohu Inc †	30,200	481,690
Credence Systems Corp * †	104,340	825,329
CTS Corp †	40,900	531,700
CUNO Inc *	21,600	1,110,024
Curtiss-Wright Corp †	22,300	1,271,100
Cymer Inc *	42,100	1,127,017
Darling International Inc *	63,600	253,764
DDi Corp * †	22,200	62,160
Dionex Corp * †	21,200	1,155,400
Dominion Homes Inc * †	4,600	77,878
Ducommun Inc *	8,300	166,000
Dupont Photomasks Inc * †	19,400	517,398
Duratek Inc * †	17,200	343,140
Electro Scientific Industries Inc *	37,111	719,582
Engineered Support Systems Inc	25,875	1,384,830
EnPro Industries Inc *	23,700	651,750
Entegris Inc * †	49,900	493,511
ESCO Technologies Inc *	15,200	1,221,320
Esterline Technologies Corp *	25,100	867,205
FARO Technologies Inc *	14,800	348,392
Federal Signal Corp †	61,600	934,472
FEI Co *	27,300	631,995
Flanders Corp *	24,300	274,104
Flowserve Corp *	57,000	1,474,590
Franklin Electric Co Inc	15,000	565,950
FSI International Inc *	43,600	184,428
Gardner Denver Inc *	22,600	892,926
General Binding Corp *	2,500	52,500
General Cable Corp * †	45,000	543,150
Genlyte Group Inc *	13,900	1,250,583
Headwaters Inc * †	48,300	1,585,206
Heico Corp †	19,400	389,940
Helix Technology Corp †	34,100	527,527
IDEX Corp	56,850	2,293,898
Imagistics International Inc *	18,000	628,740
INTAC International Inc * †	4,200	52,920
InterDigital Communications Corp *	60,900	932,988
Intevac Inc * †	11,100	104,673
Itron Inc * †	27,900	826,956
JLG Industries Inc	56,200	1,211,110
Joy Global Inc	72,402	2,538,414
Kadant Inc *	11,520	213,696
Keithley Instruments Inc	12,200	196,786
Kennametal Inc	43,900	2,084,811
Kimball International Inc ‘B’	24,800	359,600
Kulicke & Soffa Industries Inc * †	65,700	413,253
Levitt Corp ‘A’	19,100	489,724
Lincoln Electric Holdings Inc	38,500	1,158,080
Lindsay Manufacturing Co †	18,500	352,980
Littelfuse Inc * †	25,200	721,980
LTX Corp * †	69,700	309,468
M/I Homes Inc †	13,900	680,127
Magnetek Inc *	35,700	190,281
MasTec Inc * †	26,600	218,386
Mattson Technology Inc * †	38,300	304,102
Measurement Specialties Inc * †	8,600	197,800
Meritage Homes Corp *	24,000	1,414,080
Metrologic Instruments Inc * †	11,900	267,512
Middleby Corp †	6,600	326,040
Milacron Inc * †	85,813	261,730
Mine Safety Appliances Co	21,559	835,196
MKS Instruments Inc *	37,100	589,148
Moog Inc ‘A’ *	32,975	1,490,470
MTC Technologies Inc *	8,300	269,750
MTS Systems Corp	28,400	824,452
Mykrolis Corp *	41,800	597,740
NACCO Industries Inc ‘A’ †	5,400	550,476
Nordson Corp	30,400	1,119,328
Orbital Sciences Corp * †	58,100	562,408
Orleans Homebuilders Inc †	2,800	51,492
Palm Harbor Homes Inc * †	15,400	250,404
Paxar Corp *	39,600	845,064
Photon Dynamics Inc * †	19,000	362,140
Photronics Inc *	35,700	646,170
Powell Industries Inc *	7,400	137,048
Power-One Inc *	73,100	355,266
Powerwave Technologies Inc * †	90,200	698,148
Presstek Inc * †	36,800	284,096
RAE Systems Inc * †	28,600	87,802
Rayovac Corp *	36,800	1,530,880
Regal-Beloit Corp †	30,100	866,579
Robbins & Myers Inc †	12,400	272,924
Rofin-Sinar Technologies Inc *	20,400	655,656
Rudolph Technologies Inc *	16,600	249,996
SBA Communications Corp ‘A’ *	61,900	567,004
Semitool Inc * †	14,900	151,980
Skyline Corp	7,300	280,977
Sonic Solutions * †	19,900	299,495
SpatiaLight Inc * †	15,800	79,790
SpectraLink Corp	21,800	307,816
Standex International Corp	14,000	382,200
Stewart & Stevenson Services Inc †	36,600	837,774
Symmetricom Inc *	51,300	568,917
Taser International Inc * †	63,000	756,000
Technical Olympic USA Inc †	5,199	157,010
Technitrol Inc *	46,200	689,304
Tecumseh Products Co ‘A’	21,700	859,537
Teledyne Technologies Inc *	42,700	1,336,510
Tennant Co	8,700	336,603
Terayon Communication Systems Inc * †	76,400	235,312
Terex Corp *	54,900	2,377,170
The Gorman-Rupp Co	6,000	128,760
The Manitowoc Co Inc	34,050	1,375,280
Thomas & Betts Corp *	62,700	2,025,210
Thomas Industries Inc	13,100	519,284
TransAct Technologies Inc * †	11,900	119,119
TRC Cos Inc * †	8,350	122,745
Triumph Group Inc *	14,500	564,630
Ultratech Inc *	24,200	353,320
United Industrial Corp DE †	17,200	509,464
Varian Semiconductor Equipment Associates Inc *	39,100	1,486,191

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Veeco Instruments Inc * †	31,700	$477,085
Vicor Corp	21,900	228,636
Viisage Technology Inc * †	32,800	110,536
Watts Water Technologies Inc ‘A’ †	27,400	893,514
William Lyon Homes * †	4,800	368,160
Woodhead Industries Inc	13,900	189,040
Woodward Governor Co	11,100	795,870
X-Rite Inc	23,700	356,448
Zygo Corp *	20,300	263,088

		93,574,300

Technology - 11.19%
@Road Inc * †	35,900	147,190
Actel Corp * †	35,600	547,528
ActivCard Corp *	55,300	351,155
Actuate Corp *	41,300	99,120
Adaptec Inc * †	137,300	657,667
Advanced Digital Information Corp *	73,400	601,880
Aeroflex Inc *	77,898	726,788
Agile Software Corp * †	59,900	436,072
Agilysys Inc †	33,100	650,746
Airspan Networks Inc * †	45,200	230,972
Alliance Semiconductor Corp *	23,300	58,017
Altiris Inc * †	22,600	539,010
AMIS Holdings Inc *	30,500	344,345
Anaren Inc *	28,700	348,131
Anixter International Inc *	37,600	1,359,240
Ansoft Corp *	2,100	56,658
Answerthink Inc *	41,200	170,156
ANSYS Inc *	38,000	1,299,980
Anteon International Corp *	27,400	1,066,682
Ariba Inc * †	73,837	572,978
Ascential Software Corp *	72,800	1,348,984
AsiaInfo Holdings Inc * † (China)	40,400	202,808
Aspect Communications Corp *	46,500	484,065
Aspen Technology Inc * †	57,200	324,896
Atheros Communications Inc * †	4,900	50,323
Authentidate Holding Corp * †	27,200	108,528
Avanex Corp * †	67,100	87,230
BEI Technologies Inc	15,600	373,932
Bel Fuse Inc ‘B’ †	11,900	360,570
Benchmark Electronics Inc * †	31,000	986,730
BioVeris Corp *	24,900	131,472
Black Box Corp	20,500	766,905
Blackboard Inc * †	5,350	93,304
Blue Coat Systems Inc * †	12,300	289,050
Borland Software Corp *	92,400	750,288
Broadwing Corp * †	44,709	185,095
Brocade Communications Systems Inc *	283,500	1,678,320
CACI International Inc ‘A’ *	33,300	1,839,159
California Micro Devices Corp * †	18,400	92,920
Captaris Inc *	24,700	100,035
Carrier Access Corp * †	17,700	105,492
Catapult Communications Corp *	4,200	89,670
Checkpoint Systems Inc *	43,000	725,840
Cherokee International Corp *	2,400	16,776
Chordiant Software Inc *	80,400	134,268
CIBER Inc *	58,300	423,841
Cirrus Logic Inc *	84,600	382,392
Coherent Inc *	36,800	1,242,368
CommScope Inc *	64,800	969,408
Comtech Telecommunications Corp *	12,500	651,250
Concord Communications Inc * †	26,700	270,204
Concur Technologies Inc * †	25,700	208,684
Constellation 3D Inc *	1,200	—
Covansys Corp *	16,800	250,572
Cray Inc * †	98,000	249,900
CSG Systems International Inc *	66,000	1,075,140
Cubic Corp †	17,092	323,722
CyberGuard Corp *	15,900	131,016
CyberOptics Corp * †	11,200	139,776
CycleLogic Inc *	19	1
Daktronics Inc *	16,500	357,225
Dendrite International Inc *	41,350	580,554
Digi International Inc *	17,100	234,612
Digimarc Corp *	20,800	127,920
Digital River Inc * †	34,800	1,084,368
Digitas Inc *	54,071	546,117
Diodes Inc *	8,200	222,466
Ditech Communications Corp *	32,600	406,522
Dot Hill Systems Corp * †	49,600	295,120
DRS Technologies Inc *	27,301	1,160,292
DSP Group Inc *	35,500	914,480
E.piphany Inc *	86,900	308,495
Eagle Broadband Inc *	153,300	52,122
Echelon Corp * †	32,000	218,880
eCollege.com * †	22,800	295,032
EDO Corp	20,300	610,015
Electronics for Imaging Inc *	59,000	1,052,560
Embarcadero Technologies Inc *	19,200	126,528
EMS Technologies Inc *	12,700	172,720
Emulex Corp *	90,300	1,701,252
Enterasys Networks Inc *	236,400	330,960
Entrust Inc *	58,600	219,750
Epicor Software Corp *	45,500	596,050
EPIQ Systems Inc * †	15,650	203,137
Equinix Inc * †	12,200	516,548
ESS Technology Inc * †	39,200	206,584
Exar Corp *	53,300	714,220
Excel Technology Inc *	13,700	336,746
Extreme Networks Inc *	119,900	706,211
F5 Networks Inc *	39,900	2,014,551
FalconStor Software Inc * †	33,700	201,189
FileNet Corp *	47,700	1,086,606
Finisar Corp * †	161,700	202,125
FormFactor Inc * †	27,700	627,128
Gartner Inc ‘A’ * †	73,160	700,141
Gartner Inc ‘B’ *	4,600	43,010
Gateway Inc * †	254,800	1,026,844
Genesis Microchip Inc * †	36,700	530,315
Harmonic Inc *	83,900	802,084
Herley Industries Inc *	16,800	287,448
Hutchinson Technology Inc *	29,800	1,036,444
Hyperion Solutions Corp *	32,700	1,442,397
Identix Inc * †	100,925	509,671
iGate Corp *	14,500	54,085
II-VI Inc * †	25,400	442,976
Imation Corp	35,200	1,223,200
Infocrossing Inc * †	13,200	209,088
InFocus Corp *	53,600	307,664
Informatica Corp *	88,100	728,587
Innovative Solutions & Support Inc * †	11,700	371,475
Integrated Device Technology Inc *	113,900	1,370,217
Integrated Silicon Solution Inc * †	40,600	272,020
Intergraph Corp * †	45,689	1,316,300
Intermagnetics General Corp *	33,078	805,119
Internet Capital Group Inc * †	52,200	366,444
Internet Security Systems Inc *	43,800	801,540
Inter-Tel Inc †	27,500	673,750
InterVideo Inc * †	13,700	150,700
Intervoice Inc * †	41,100	461,553
Interwoven Inc *	46,275	360,482
Iomega Corp * †	66,560	285,542
Ixia *	30,100	535,479
IXYS Corp *	20,900	239,096
j2 Global Communications Inc * †	19,200	658,752
JDA Software Group Inc * †	35,400	497,016
Jupitermedia Corp * †	23,100	358,281

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Kanbay International Inc *	4,500	$92,070
Keane Inc *	58,400	760,952
KEMET Corp * †	99,600	771,900
Keynote Systems Inc *	11,300	134,131
Kintera Inc * †	1,100	5,830
Komag Inc * †	36,200	809,070
Kopin Corp *	80,200	246,214
KVH Industries Inc * †	21,100	192,221
LaserCard Corp * †	17,100	85,158
Lattice Semiconductor Corp * †	129,100	693,267
Lawson Software Inc * †	50,700	299,130
LeCroy Corp * †	4,900	83,937
Lexar Media Inc * †	81,000	403,380
Lionbridge Technologies Inc * †	44,900	255,481
Macrovision Corp *	53,500	1,219,265
Magma Design Automation Inc * †	28,200	334,734
Manhattan Associates Inc * †	32,100	653,877
ManTech International Corp ‘A’ *	17,800	410,646
Manugistics Group Inc * †	80,800	135,744
MAPICS Inc *	33,700	429,001
MapInfo Corp *	28,300	340,732
MatrixOne Inc *	58,000	276,660
Maxwell Technologies Inc * †	8,200	75,194
McDATA Corp ‘A’ * †	122,400	461,448
Mentor Graphics Corp *	83,100	1,138,470
Mercury Computer Systems Inc * †	28,100	774,998
Merge Technologies Inc *	8,100	142,155
Merix Corp * †	26,600	298,186
Methode Electronics Inc	40,600	491,666
Micrel Inc *	72,600	669,372
Micromuse Inc *	89,600	405,888
Micros Systems Inc *	42,200	1,549,162
Microsemi Corp *	68,300	1,112,607
MicroStrategy Inc ‘A’ *	15,435	837,657
Microtune Inc *	40,800	175,848
Mindspeed Technologies Inc * †	113,800	253,774
MIPS Technologies Inc * †	36,400	418,600
Mobility Electronics Inc * †	20,900	146,091
Monolithic System Technology Inc * †	15,700	91,845
MRO Software Inc *	22,400	314,272
MRV Communications Inc * †	120,800	390,184
Net2Phone Inc * †	54,700	88,067
NETGEAR Inc * †	19,100	288,219
NetIQ Corp *	65,256	745,876
NetScout Systems Inc *	17,900	79,655
Network Equipment Technologies Inc *	35,100	197,613
Newport Corp *	46,100	667,989
NMS Communications Corp *	43,200	185,328
Novatel Wireless Inc * †	19,900	213,925
OmniVision Technologies Inc * †	67,900	1,028,685
ON Semiconductor Corp * †	150,900	596,055
Open Solutions Inc * †	16,500	327,195
Openwave Systems Inc * †	73,599	897,172
Oplink Communications Inc * †	122,300	192,011
OPNET Technologies Inc *	13,500	112,860
Opsware Inc * †	50,600	261,096
Optical Communication Products Inc * †	5,300	9,222
OSI Systems Inc * †	15,100	264,401
Overland Storage Inc * †	15,600	229,008
Packeteer Inc * †	37,500	577,125
palmOne Inc * †	46,077	1,169,434
PalmSource Inc * †	16,691	150,887
Paradyne Networks Inc * †	32,400	67,716
Parametric Technology Corp *	294,100	1,644,019
Park Electrochemical Corp	19,750	400,135
PCTEL Inc *	31,300	230,368
PDF Solutions Inc *	12,000	168,000
PEC Solutions Inc *	11,900	149,702
Pegasystems Inc * †	4,500	24,210
Pericom Semiconductor Corp *	26,400	226,248
Perot Systems Corp ‘A’ *	85,100	1,143,744
Pinnacle Systems Inc *	78,700	439,933
Pixelworks Inc * †	46,300	377,345
Planar Systems Inc * †	16,700	150,634
Plexus Corp *	49,300	567,443
PLX Technology Inc * †	26,500	278,250
Power Integrations Inc *	33,900	708,171
Progress Software Corp *	37,000	970,140
QAD Inc	7,900	65,333
Quantum Corp * †	183,400	533,694
Quest Software Inc *	53,000	733,520
RadiSys Corp *	21,450	303,732
RealNetworks Inc * †	114,600	662,388
Redback Networks Inc * †	33,700	201,526
REMEC Inc * †	72,450	382,536
Retek Inc *	63,800	715,836
RF Micro Devices Inc *	212,600	1,109,772
RSA Security Inc *	79,200	1,255,320
Safeguard Scientifics Inc * †	137,000	194,540
SafeNet Inc * †	26,492	776,481
salesforce.com inc * †	8,250	123,668
Sapient Corp *	96,600	709,527
SBS Technologies Inc *	23,500	262,025
ScanSoft Inc * †	92,356	343,564
ScanSource Inc * †	12,800	663,424
SeaChange International Inc * †	28,000	362,600
Secure Computing Corp *	47,000	402,790
SeeBeyond Technology Corp * †	48,400	152,944
SERENA Software Inc * †	32,600	774,576
SI International Inc *	2,100	58,023
SigmaTel Inc * †	25,100	939,493
Silicon Graphics Inc * †	285,116	339,288
Silicon Image Inc * †	86,600	871,196
Silicon Storage Technology Inc *	92,900	345,588
Siliconix Inc *	6,700	236,376
SimpleTech Inc *	41,600	163,904
Sipex Corp * †	22,600	52,432
SiRF Technology Holdings Inc * †	8,100	90,396
Skyworks Solutions Inc *	178,300	1,132,205
SoftBrands Inc * †	14	25
SonicWALL Inc *	62,900	320,161
SPSS Inc *	12,100	210,419
SRA International Inc ‘A’ *	12,100	729,025
SS&C Technologies Inc	18,999	433,177
Staktek Holdings Inc *	2,800	11,088
Standard Microsystems Corp *	23,000	399,280
Stellent Inc * †	30,900	259,869
StorageNetworks Inc * +	2,800	—
Stratasys Inc * †	12,800	362,624
Stratex Networks Inc *	102,900	189,336
Supertex Inc * †	5,200	95,212
SupportSoft Inc * †	38,000	200,640
Sycamore Networks Inc *	194,600	692,776
Sykes Enterprises Inc *	28,600	196,482
Synaptics Inc *	28,800	668,160
SYNNEX Corp * †	2,700	47,034
Syntel Inc †	3,700	65,490
Sypris Solutions Inc †	7,500	80,400
Talx Corp	28,935	525,460
Tekelec * †	61,800	985,092
Terremark Worldwide Inc * †	277,600	180,440
Tessera Technologies Inc *	23,600	1,020,228
The Titan Corp *	69,800	1,267,568
The TriZetto Group Inc *	25,400	236,474
The Ultimate Software Group Inc * †	23,300	372,334
Tier Technologies Inc ‘B’ *	18,300	134,871
Transaction Systems Architects Inc *	45,700	1,057,955
Transmeta Corp * †	163,400	151,962

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Trident Microsystems Inc * †	15,900	$281,112
Trimble Navigation Ltd * †	60,750	2,053,958
Tripath Technology Inc * †	23,000	20,470
TriQuint Semiconductor Inc *	155,704	526,280
TTM Technologies Inc *	41,100	429,906
Tumbleweed Communications Corp * †	41,000	113,160
Tyler Technologies Inc * †	42,000	319,620
Ulticom Inc * †	5,900	65,667
Universal Display Corp * †	21,800	152,382
UNOVA Inc * †	57,800	1,193,570
Varian Inc *	26,500	1,004,085
Verint Systems Inc *	10,800	377,352
Verity Inc *	34,100	322,245
Verso Technologies Inc * †	121,700	43,812
ViaSat Inc * †	23,800	444,822
VIASYSTEMS Group Inc * +	10,000	—
Vignette Corp *	330,400	432,824
Vitesse Semiconductor Corp * †	245,800	658,744
WatchGuard Technologies Inc *	43,700	141,151
WebEx Communications Inc * †	34,500	744,855
webMethods Inc *	59,800	327,704
Websense Inc *	26,200	1,409,560
Westell Technologies Inc ‘A’ *	61,600	339,416
Wind River Systems Inc * †	87,000	1,311,960
Witness Systems Inc *	28,500	500,175
WJ Communications Inc * †	56,000	133,280
Xybernaut Corp * †	159,900	67,158
Zhone Technologies Inc * †	39,175	99,896
Zix Corp * †	31,300	117,062
Zoran Corp *	51,406	532,052

		139,431,309

Utilities - 4.38%
Alamosa Holdings Inc * †	106,387	1,241,536
Alaska Communications Systems Group Inc †	21,200	213,060
American States Water Co	17,450	441,485
Aquila Inc * †	217,400	832,642
Atmos Energy Corp	92,600	2,500,200
Avista Corp	57,500	1,006,250
Black Hills Corp †	38,400	1,269,888
Boston Communications Group Inc * †	21,000	149,520
California Water Service Group †	18,200	607,334
Cascade Natural Gas Corp †	18,500	369,260
Centennial Communications Corp * †	2,100	22,785
Central Vermont Public Service Corp	13,800	310,224
CH Energy Group Inc †	18,300	836,310
Cincinnati Bell Inc *	262,900	1,117,325
Cleco Corp	59,000	1,256,700
CMS Energy Corp * †	162,200	2,115,088
Commonwealth Telephone Enterprises Inc *	27,300	1,286,922
Connecticut Water Service Inc †	6,350	158,369
CT Communications Inc	21,600	227,448
D&E Communications Inc	13,700	125,081
Dobson Communications Corp ‘A’ *	141,500	285,830
Duquesne Light Holdings Inc †	81,700	1,464,064
El Paso Electric Co *	60,600	1,151,400
Energen Corp	40,600	2,703,960
EnergySouth Inc	12,600	360,801
FairPoint Communications Inc	28,800	431,136
General Communication Inc ‘A’ *	57,300	523,149
Golden Telecom Inc † (Russia)	16,200	414,720
IDACORP Inc	45,700	1,296,509
IMPSAT Fiber Networks Inc * + (Argentina)	1,600	—
Intrado Inc * †	19,800	243,540
Iowa Telecommunications Services Inc †	23,000	448,500
ITC^DeltaCom Inc * †	3,200	2,528
Mediacom Communications Corp ‘A’ * †	72,200	472,188
MGE Energy Inc	17,500	580,125
Middlesex Water Co †	18,166	329,713
New Jersey Resources Corp	34,500	1,501,785
Nicor Inc †	42,000	1,557,780
North Pittsburgh Systems Inc †	12,500	247,062
Northwest Natural Gas Co †	33,000	1,193,610
Otter Tail Corp	27,800	696,112
Peoples Energy Corp	40,400	1,693,568
Piedmont Natural Gas Co Inc †	82,700	1,905,408
PNM Resources Inc	72,699	1,939,609
Price Communications Corp *	45,922	803,635
Primus Telecommunications Group Inc * †	96,400	151,348
Shenandoah Telecommunications Co	4,200	130,200
Sierra Pacific Resources * †	132,866	1,428,310
SJW Corp	5,200	182,676
South Jersey Industries Inc	18,500	1,043,400
Southern Union Co *	66,067	1,658,942
Southwest Gas Corp	39,400	951,904
Southwest Water Co †	29,392	306,559
Southwestern Energy Co * †	45,500	2,582,580
SureWest Communications †	15,800	364,348
Syniverse Holdings Inc *	20,200	278,760
Talk America Holdings Inc * †	39,666	255,846
The Empire District Electric Co †	34,900	811,774
The Laclede Group Inc	24,900	727,080
Time Warner Telecom Inc ‘A’ * †	60,500	240,185
Triton PCS Holdings Inc ‘A’ *	28,700	63,714
Ubiquitel Inc * †	94,600	633,820
UIL Holdings Corp	15,000	759,750
UniSource Energy Corp	23,300	721,601
USA Mobility Inc *	26,013	842,821
Valor Communications Group Inc	33,800	489,086
WGL Holdings Inc	51,600	1,597,536
XO Communications Inc ‘A’ * +	81,000	—

		54,556,399

Total Common Stocks (Cost $1,086,597,351)		1,193,945,277

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.04%
Repurchase Agreement - 4.04%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $50,294,724; collateralized by U.S. Treasury Notes 3.375% due 02/15/08 and market value $51,300,625)	$50,292,000	50,292,000

Total Short-Term Investment (Cost $50,292,000)		50,292,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.86% (Cost $1,136,889,351)		1,244,237,277

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.90%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $322,687,312)	322,687,312	$322,687,312

TOTAL INVESTMENTS - 125.76% (Cost $1,459,576,663)		1,566,924,589

OTHER ASSETS & LIABILITIES, NET - (25.76%)		(320,916,254)

NET ASSETS - 100.00%		$1,246,008,335

Note to Schedule of Investments

(a) The amount of $4,055,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2005:

Long Futures	Number of	Notional	Unrealized
Outstanding	Contracts	Amount	Depreciation

Russell 2000 (06/05)	166	$52,341,225	($1,064,572)

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.02%
Integrated Oils - 0.52%
Petroleo Brasilerio SA (Brazil)	81,000	$3,128,966

Materials & Processing - 0.50%
Cia Vale do Rio Doce ADR † (Brazil)	113,600	3,018,352

Total Preferred Stocks (Cost $2,284,912)		6,147,318

WARRANTS - 0.00%
Technology - 0.00%
Lucent Technologies Inc * Exp. 12/10/07	14,840	9,943

Total Warrants (Cost $0)		9,943

COMMON STOCKS - 52.74%
Autos & Transportation - 0.55%
Embraer-Empresa Brasileira de Aeronautica SA ADR † (Brazil)	105,100	3,289,630

Consumer Discretionary - 10.20%
Cendant Corp	654,900	13,451,646
InterActiveCorp * †	103,500	2,304,945
Liberty Media Corp ‘A’ *	1,523,000	15,793,510
Liberty Media International Inc ‘A’ *	51,662	2,259,696
McDonald’s Corp	155,300	4,836,042
Take-Two Interactive Software Inc * †	413,100	16,152,210
The Gap Inc	79,500	1,736,280
Viacom Inc ‘B’	136,200	4,743,846

		61,278,175

Consumer Staples - 3.99%
Altria Group Inc	204,800	13,391,872
Constellation Brands Inc ‘A’ *	127,900	6,762,073
Tyson Foods Inc ‘A’	229,800	3,833,064

		23,987,009

Energy - 1.03%
Halliburton Co	74,900	3,239,425
Reliant Energy Inc *	258,200	2,938,316

		6,177,741

Financial Services - 9.75%
Assured Guaranty Ltd † (Bermuda)	182,400	3,274,080
Bank of America Corp	141,092	6,222,157
Citigroup Inc	165,500	7,437,570
Countrywide Financial Corp	82,500	2,677,950
Everest Re Group Ltd (Barbados)	35,600	3,029,916
Freddie Mac	53,800	3,400,160
Genworth Financial Inc ‘A’	290,400	7,991,808
Host Marriott Corp	141,800	2,348,208
JPMorgan Chase & Co	153,900	5,324,940
Lehman Brothers Holdings Inc	71,200	6,704,192
Morgan Stanley	30,700	1,757,575
UBS AG (LI) (Switzerland)	25,235	2,130,960
Wachovia Corp	62,101	3,161,562
Wells Fargo & Co	51,600	3,085,680

		58,546,758

Health Care - 6.83%
Beckman Coulter Inc	58,400	3,880,680
GlaxoSmithKline PLC ADR (United Kingdom)	60,700	2,787,344
Manor Care Inc	47,700	1,734,372
MedImmune Inc *	168,300	4,007,223
Novartis AG (Switzerland)	88,100	4,110,180
Pfizer Inc	208,360	5,473,617
Schering-Plough Corp	167,800	3,045,570
Tenet Healthcare Corp *	351,300	4,050,489
Watson Pharmaceuticals Inc *	171,400	5,267,122
Wyeth	158,600	6,689,748

		41,046,345

Integrated Oils - 2.91%
BP PLC ADR (United Kingdom)	49,800	3,107,520
LUKOIL ADR † (Russia)	45,700	6,187,780
Talisman Energy Inc (TSE) (Canada)	141,100	4,827,750
Total SA ADR (France)	28,600	3,352,778

		17,475,828

Materials & Processing - 1.12%
Bowater Inc	32,000	1,205,440
GrafTech International Ltd *	160,700	914,383
Praxair Inc	55,100	2,637,086
WCI Communities Inc * †	65,500	1,970,240

		6,727,149

Multi-Industry - 2.18%
General Electric Co	97,500	3,515,850
Honeywell International Inc	176,400	6,563,844
Tyco International Ltd (Bermuda)	89,800	3,035,240

		13,114,934

Producer Durables - 1.12%
Orbital Sciences Corp * †	694,300	6,720,824

Technology - 7.56%
Compuware Corp *	251,700	1,812,240
CSG Systems International Inc *	113,400	1,847,286
Flextronics International Ltd * (Singapore)	332,400	4,002,096
Freescale Semiconductor Inc ‘A’ *	283,900	4,812,105
Hewlett-Packard Co	146,600	3,216,404
Intel Corp	129,000	2,996,670
International Business Machines Corp	101,700	9,293,346
Microsoft Corp	271,200	6,554,904
Net2Phone Inc * †	535,000	861,350
Novell Inc * †	650,200	3,875,192
Raytheon Co	116,200	4,496,940
Synopsys Inc *	90,300	1,634,430

		45,402,963

Utilities - 5.50%
IDT Corp ‘B’ * †	531,700	7,863,843
Kinder Morgan Inc	35,100	2,657,070
The AES Corp *	372,600	6,103,188
UnitedGlobalCom Inc ‘A’ *	1,732,030	16,385,004

		33,009,105

Total Common Stocks (Cost $258,665,964)		316,776,461

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 15.44%
Autos & Transportation - 0.97%

Burlington Northern Santa Fe Corp
7.082% due 05/13/29	$280,000	$327,282
Canadian National Railway Co (Canada)
4.250% due 08/01/09	158,000	155,962
CSX Corp
6.250% due 10/15/08	705,000	742,502
DaimlerChrysler NA Holding Corp
7.200% due 09/01/09	1,385,000	1,492,443
Delphi Corp
6.550% due 06/15/06 †	700,000	688,316
FedEx Corp
2.650% due 04/01/07	1,365,000	1,323,377
Lear Corp
8.110% due 05/15/09 †	1,040,000	1,126,462

		5,856,344

Consumer Discretionary - 2.30%

Allied Waste North America Inc
8.875% due 04/01/08	585,000	607,669
Chancellor Media Corp
8.000% due 11/01/08	1,130,000	1,218,863
Federated Department Stores Inc
6.625% due 09/01/08	795,000	837,876
Hilton Hotels Corp
7.950% due 04/15/07	469,000	500,840
J.C. Penney Co Inc
8.000% due 03/01/10	1,205,000	1,211,025
Liberty Media Corp
5.700% due 05/15/13 †	750,000	708,020
Starwood Hotels & Resorts Worldwide Inc
7.375% due 05/01/07	924,000	958,650
The Gap Inc
6.900% due 09/15/07	429,000	449,914
10.050% due 12/15/08	171,000	199,856
The Hertz Corp
6.350% due 06/15/10	1,590,000	1,529,448
The May Department Stores Co
3.950% due 07/15/07	535,000	527,962
7.900% due 10/15/07	495,000	530,355
Time Warner Entertainment Co LP
10.150% due 05/01/12	289,000	367,794
Time Warner Inc
9.125% due 01/15/13	653,000	808,029
Univision Communications Inc
2.875% due 10/15/06	159,000	155,848
3.500% due 10/15/07	830,000	811,788
Viacom Inc
7.875% due 07/30/30	155,000	184,668
Waste Management Inc
7.125% due 10/01/07	835,000	886,160
Yum! Brands Inc
8.500% due 04/15/06	1,280,000	1,336,270

		13,831,035

Consumer Staples - 1.31%

Albertson’s Inc
7.500% due 02/15/11 †	200,000	221,939
8.000% due 05/01/31	475,000	560,860
8.700% due 05/01/30	242,000	306,163
ConAgra Foods Inc
6.000% due 09/15/06	630,000	645,770
Delhaize America Inc
9.000% due 04/15/31	540,000	658,766
General Mills Inc
3.875% due 11/30/07	930,000	917,363
Kraft Foods Inc
5.250% due 06/01/07	1,495,000	1,522,764
Safeway Inc
4.800% due 07/16/07	1,100,000	1,101,022
6.500% due 03/01/11	325,000	344,844
The Kroger Co
6.800% due 04/01/11	365,000	396,183
7.800% due 08/15/07	1,100,000	1,178,265

		7,853,939

Energy - 0.11%

Chesapeake Energy Corp
7.500% due 06/15/14	600,000	637,500

Financial Services - 6.59%

ABN Amro NA Holding Capital Trust I
6.523% due 12/01/49 ~ §	670,000	721,897
AIG SunAmerica Global Financing II
7.600% due 06/15/05 ~	490,000	494,038
AIG SunAmerica Global Financing X
6.900% due 03/15/32 ~	210,000	245,284
Allstate Financial Global Funding
4.250% due 09/10/08 ~	240,000	237,874
Allstate Life Global Funding II
3.500% due 07/30/07	325,000	319,305
American Express Centurion Bank
4.375% due 07/30/09	420,000	417,107
American Honda Finance Corp
3.850% due 11/06/08 ~	865,000	846,230
AXA (France)
8.600% due 12/15/30	860,000	1,131,444
Bank of America Corp
4.875% due 01/15/13	15,000	14,912
Bankers Trust Corp
7.375% due 05/01/08	125,000	135,494
Boeing Capital Corp
5.750% due 02/15/07 †	105,000	107,872
CIGNA Corp
7.400% due 05/15/07	1,465,000	1,549,425
CIT Group Inc
7.750% due 04/02/12	960,000	1,111,930
Citigroup Inc
6.625% due 06/15/32	1,240,000	1,387,248
Credit Suisse First Boston USA Inc
5.500% due 08/15/13	1,360,000	1,389,944
Deutsche Telekom International Finance BV (Germany)
8.500% due 06/15/10	870,000	1,001,637
Duke Capital LLC
5.668% due 08/15/14	650,000	654,844
EOP Operating LP
6.763% due 06/15/07	215,000	224,829
8.100% due 08/01/10	335,000	380,925
8.375% due 03/15/06	515,000	535,580
Ford Holdings Inc
9.300% due 03/01/30	250,000	265,269
Ford Motor Credit Co
7.375% due 10/28/09	260,000	261,386
Franklin Resources Inc
3.700% due 04/15/08	485,000	476,815
General Motors Acceptance Corp
7.250% due 03/02/11	1,210,000	1,124,731
8.000% due 11/01/31	980,000	855,565
Household Finance Corp
4.750% due 07/15/13	200,000	195,041
8.000% due 07/15/10	85,000	97,344
HSBC Finance Corp
6.750% due 05/15/11	1,075,000	1,178,321

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
iStar Financial Inc
4.875% due 01/15/09	$565,000	$558,344
8.750% due 08/15/08	415,000	464,563
John Hancock Global Funding II
7.900% due 07/02/10 ~	1,126,000	1,287,118
Lehman Brothers Holdings Inc
7.000% due 02/01/08	785,000	838,151
Lehman Brothers Inc
6.625% due 02/15/08	130,000	137,217
Liberty Property LP
5.650% due 08/15/14	635,000	643,531
Marsh & McLennan Cos Inc
5.375% due 03/15/07	840,000	853,605
MBNA Corp
7.500% due 03/15/12	1,085,000	1,225,123
Mellon Bank NA
4.750% due 12/15/14	1,140,000	1,116,205
Merrill Lynch & Co Inc
5.000% due 02/03/14	1,415,000	1,388,691
Morgan Stanley
6.600% due 04/01/12	180,000	196,761
6.750% due 04/15/11	560,000	611,116
National City Bank
6.200% due 12/15/11	82,000	88,351
NiSource Finance Corp
3.200% due 11/01/06	190,000	186,287
7.875% due 11/15/10	885,000	1,010,397
Pemex Project Funding Master Trust
7.875% due 02/01/09	490,000	530,915
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	488,775	462,911
Prudential Holdings LLC
8.695% due 12/18/23 ~	975,000	1,237,005
Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,105,000	1,440,729
Simon Property Group LP
5.450% due 03/15/13	550,000	551,639
5.625% due 08/15/14 †	535,000	538,442
Sprint Capital Corp
6.000% due 01/15/07	615,000	632,472
8.750% due 03/15/32	550,000	715,705
SunTrust Banks Inc
4.000% due 10/15/08	660,000	651,965
7.750% due 05/01/10	56,000	63,672
The Goldman Sachs Group Inc
5.700% due 09/01/12	1,320,000	1,360,983
The Hartford Financial Services Group Inc
2.375% due 06/01/06	405,000	395,929
Toll Corp
8.250% due 12/01/11	625,000	673,438
Travelers Property Casualty Corp
3.750% due 03/15/08	1,090,000	1,066,817
Vornado Realty LP
5.625% due 06/15/07	1,295,000	1,327,889

		39,618,262

Health Care - 0.55%
Aetna Inc
7.375% due 03/01/06	1,240,000	1,276,390
HCA Inc
6.910% due 06/15/05	478,000	483,376
Merck & Co Inc
4.726% due 02/22/06 ~ §	1,160,000	1,166,589
UnitedHealth Group Inc
4.875% due 03/15/15	360,000	352,488

		3,278,843

Multi-Industry - 0.22%
Tyco International Group SA (Bermuda)
6.375% due 02/15/06	880,000	895,715
6.750% due 02/15/11	412,000	446,978

		1,342,693

Producer Durables - 0.58%
Beazer Homes USA Inc
8.625% due 05/15/11	625,000	665,625
D.R. Horton Inc
6.125% due 01/15/14 †	620,000	617,811
Lennar Corp
5.950% due 03/01/13	600,000	618,209
Lockheed Martin Corp
7.650% due 05/01/16	453,000	542,574
McDonnell Douglas Corp
6.875% due 11/01/06	167,000	173,558
Northrop Grumman Corp
7.125% due 02/15/11	755,000	842,985

		3,460,762

Technology - 0.04%
Raytheon Co
6.500% due 07/15/05	266,000	268,204

Utilities - 2.77%
AT&T Corp
6.000% due 03/15/09	52,000	54,238
AT&T Wireless Services Inc
7.875% due 03/01/11	360,000	409,953
8.125% due 05/01/12	700,000	818,885
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	635,000	848,657
CenterPoint Energy Inc
5.875% due 06/01/08 †	820,000	845,807
CenterPoint Energy Resources Corp
8.125% due 07/15/05	220,000	222,964
Citizens Communications Co
9.250% due 05/15/11	320,000	352,000
Conectiv Inc
5.300% due 06/01/05	177,000	177,463
Constellation Energy Group Inc
7.000% due 04/01/12	985,000	1,096,864
Cox Communications Inc
6.875% due 06/15/05	325,000	326,886
7.875% due 08/15/09	145,000	160,156
Cox Enterprises Inc
7.375% due 06/15/09 ~	645,000	690,053
Dominion Resources Inc
8.125% due 06/15/10	630,000	721,464
DTE Energy Co
6.450% due 06/01/06	525,000	539,241
FirstEnergy Corp
5.500% due 11/15/06	520,000	529,036
7.375% due 11/15/31	595,000	676,056
France Telecom SA (France)
8.000% due 03/01/11	660,000	756,099
8.750% due 03/01/31	220,000	290,422
Ipalco Enterprises Inc
8.375% due 11/14/08	525,000	574,875
Kinder Morgan Inc
6.500% due 09/01/12	710,000	763,526
MidAmerican Energy Co
6.750% due 12/30/31	285,000	333,173
Progress Energy Inc
6.850% due 04/15/12	20,000	21,834

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
PSEG Energy Holdings LLC
7.750% due 04/16/07	$660,000	$681,450
PSEG Power LLC
6.875% due 04/15/06	505,000	519,376
Sempra Energy
7.950% due 03/01/10 †	614,000	691,866
TCI Communications Inc
7.875% due 02/15/26	715,000	874,725
TECO Energy Inc
10.500% due 12/01/07 †	575,000	648,312
Tele-Communications Inc-TCI Group
9.800% due 02/01/12	535,000	671,463
Telefonos de Mexico SA de CV (Mexico)
4.750% due 01/27/10 ~	780,000	761,968
TXU Corp
4.800% due 11/15/09 ~	580,000	562,458

		16,621,270

Total Corporate Bonds & Notes (Cost $93,107,978)		92,768,852

MORTGAGE-BACKED SECURITIES - 35.12%
Collateralized Mortgage Obligations - 10.38%
Banc of America Commercial Mortgage Inc
4.512% due 12/10/42 “	1,010,000	988,034
Banc of America Funding Corp
6.500% due 07/20/32 “	1,421,245	1,442,547
Bank of America Mortgage Securities
2.469% due 08/25/34 “ §	345,744	345,276
3.712% due 06/25/34 “ §	767,281	767,857
6.500% due 10/25/34 “	1,159,909	1,192,532
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 “	2,134,386	2,079,468
4.945% due 02/11/41 “	500,000	500,513
Countrywide Alternative Loan Trust
3.030% due 10/25/34 “ §	1,031,219	1,032,343
6.500% due 08/25/32 “	1,647,464	1,681,917
Fannie Mae
3.234% due 12/18/32 “ §	434,730	437,690
4.500% due 08/25/09 “	566,566	566,823
5.000% due 02/25/12 - 01/25/20 “ ±	2,982,010	2,955,805
6.000% due 03/25/27 - 09/25/30 “ ±	1,590,844	1,610,412
6.500% due 06/25/23 “	1,187,046	1,233,762
7.000% due 02/25/44 “	3,413,652	3,604,601
Fannie Mae (IO)
3.850% due 02/25/35 “ §	3,180,000	193,598
3.900% due 03/25/35 “ §	13,294,000	768,497
4.050% due 04/25/35 # “ §	2,660,000	155,028
4.250% due 11/25/30 “ §	866,333	66,126
5.100% due 01/25/32 “ §	452,149	41,701
5.150% due 04/25/32 - 09/25/32 “ § ±	3,112,713	283,815
5.250% due 03/25/32 “ §	659,654	63,332
5.266% due 12/18/32 “ §	597,249	58,505
5.500% due 01/01/33 - 03/01/33 “ ±	5,135,089	1,236,662
6.500% due 02/01/32 - 12/01/32 “ ±	6,026,417	1,369,289
6.500% due 02/01/33 “ §	714,417	157,370
7.000% due 06/01/23 - 07/01/26 “ ±	4,199,682	859,913
7.500% due 08/01/23 - 01/01/24 “ ±	3,053,207	622,147
Fannie Mae (PO)
0.000% due 09/25/23 “	449,996	380,323
Fannie Mae Grantor Trust
7.000% due 11/25/31 “	1,496,477	1,580,186
First Union-Lehman Brothers-Bank of America
6.560% due 11/18/35 “	710,000	748,439
Freddie Mac
3.210% due 06/15/29 - 01/15/33 “ § ±	620,558	624,703
3.310% due 03/15/32 “ §	291,688	292,888
4.500% due 04/15/22 “	350,674	351,391
5.500% due 10/15/14 - 03/15/22 “ ±	1,828,501	1,850,124
6.000% due 04/15/30 “	815,276	836,833
6.500% due 02/15/23 - 04/15/30 “ ±	2,417,527	2,498,188
Freddie Mac (IO)
3.890% due 01/15/35 “ §	4,706,131	262,602
4.840% due 07/15/26 - 03/15/29 “ § ±	1,363,139	115,502
6.500% due 02/01/28 - 01/01/29 “ ±	448,618	92,171
7.000% due 06/01/26 - 04/01/27 “ ±	2,021,781	425,443
Freddie Mac (PO)
0.000% due 06/01/26 “	188,688	159,756
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 “	1,899,000	1,860,088
4.433% due 07/10/39 “	640,000	634,915
4.578% due 06/10/48 “	450,000	442,041
GMAC Commercial Mortgage Securities Inc
4.547% due 12/10/41 “ §	660,000	647,620
6.869% due 07/15/29 “	448,047	469,164
Government National Mortgage Association (IO)
4.680% due 02/16/32 “ §	1,020,674	88,921
4.780% due 01/16/27 “ §	844,253	70,997
4.820% due 01/17/30 “ §	792,065	64,579
4.880% due 12/16/26 “ §	2,026,052	185,695
Greenwich Capital Commercial Funding Corp
4.305% due 08/10/42 “ §	930,000	916,268
GS Mortgage Securities Corp II
3.659% due 10/10/28 “	713,045	693,794
4.602% due 08/10/38 “	400,000	399,465
GSR Mortgage Loan Trust
4.513% due 12/25/34 “ §	1,486,247	1,484,453
JPMorgan Chase Commercial Mortgage Corp
3.972% due 03/12/39 “	1,329,934	1,295,137
MASTR Alternative Loans Trust
4.700% due 08/25/34 “ §	2,664,670	2,657,029
6.000% due 07/25/34 “	1,820,380	1,862,580
Nomura Asset Securities Corp
6.590% due 03/15/30 “	790,000	837,325
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/10 ~ “	1,620,000	1,821,576
Structured Asset Securities Corp
5.180% due 03/25/35 “ §	2,373,330	2,392,859
Wachovia Bank Commercial Mortgage Trust
4.380% due 10/15/41 “	1,330,000	1,312,178
4.782% due 03/15/42 “	1,490,000	1,497,399
Wells Fargo Mortgage-Backed Securities Trust
3.803% due 08/25/34 “ §	1,338,516	1,341,471
4.545% due 01/25/35 “ §	2,096,085	2,098,136
4.622% due 11/25/34 “ §	726,168	725,869

		62,333,671

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
Fannie Mae - 21.05%
5.000% due 06/01/18 - 04/13/35 # “ ±	$36,626,872	$36,229,906
5.500% due 03/01/33 - 01/01/34 “ ±	6,013,564	6,035,354
5.500% due 04/18/20 - 04/13/35 # “ ±	39,003,000	39,219,410
6.000% due 03/01/23 - 08/01/24 “ ±	6,138,301	6,315,989
6.000% due 04/13/35 - 04/18/35 # “ ±	5,693,000	5,863,990
6.500% due 04/13/35 # “	28,178,000	29,243,468
6.500% due 03/01/28 - 10/01/30 “ ±	2,248,657	2,344,263
7.000% due 07/01/34 “	711,441	749,961
7.500% due 03/01/30 - 07/01/30 “ ±	361,811	387,582
8.500% due 07/01/32 “	52,839	57,382

		126,447,305

Freddie Mac - 3.69%
6.000% due 09/01/34 “	10,757,796	11,017,179
6.500% due 07/01/28 - 04/01/34 “ ±	693,068	721,398
7.000% due 09/01/31 - 03/01/33 “ ±	6,388,784	6,733,629
7.000% due 04/13/35 # “	3,484,000	3,666,910

		22,139,116

Total Mortgage-Backed Securities (Cost $212,284,204)		210,920,092

ASSET-BACKED SECURITIES - 6.13%

AESOP Funding II LLC
2.910% due 04/20/09 ~ “ §	370,000	370,000
Bank One Auto Securitization Trust
1.290% due 08/21/06 “	203,183	202,959
BMW Vehicle Owner Trust
1.880% due 10/25/06 “	911,625	909,270
3.660% due 12/26/07 “	1,460,000	1,459,873
Capital Auto Receivables Asset Trust
3.580% due 01/15/09 “	1,320,000	1,298,947
Centex Home Equity Co LLC
2.030% due 06/25/19 “	128,358	128,116
2.980% due 04/25/20 “ §	484,205	481,378
4.050% due 08/25/21 “ §	460,000	460,000
Chase Funding Mortgage Loan Asset-Backed Certs
1.930% due 05/25/18 “	187,213	186,922
2.138% due 07/25/18 “	847,663	845,160
2.451% due 11/25/18 “	280,000	278,281
3.440% due 04/25/23 “	62,796	62,704
Chase Manhattan Auto Owner Trust
4.240% due 09/15/08 “	214,759	215,818
CIT Equipment Collateral
2.660% due 11/20/06 ~ “	940,000	933,454
Citibank Credit Card Issuance Trust
4.400% due 05/15/07 “	1,100,000	1,102,437
5.000% due 06/10/15 “	180,000	176,740
5.650% due 06/16/08 “	1,200,000	1,224,662
CitiFinancial Mortgage Securities Inc
2.970% due 08/25/33 “ §	189,514	189,637
Countrywide Asset-Backed Certificates
3.220% due 02/25/33 “ §	145,408	147,109
DaimlerChrysler Auto Trust
1.610% due 07/10/06 “	763,097	762,475
2.480% due 02/08/07 “	483,235	482,257
2.620% due 06/08/07 “	1,790,000	1,782,224
3.170% due 09/08/07 “	1,550,000	1,545,347
3.780% due 02/06/07 “	243,323	243,858
4.490% due 10/06/08 “	495,433	498,164
Equity One Asset-Backed Securities Inc
3.799% due 07/25/34 “ §	240,000	237,617
Ford Credit Auto Owner Trust
2.130% due 10/15/06 “	1,122,948	1,119,267
3.480% due 11/15/08 “	930,000	921,811
Harley-Davidson Motorcycle Trust
1.500% due 01/15/08 “	672,018	670,256
Honda Auto Receivables Owner Trust
1.520% due 04/21/06 “	336,369	336,092
1.580% due 07/17/06 “	726,937	725,734
3.210% due 05/21/07 “	630,000	628,351
Household Automotive Trust
1.560% due 12/18/06 “	214,352	214,162
M&I Auto Loan Trust
1.600% due 07/20/06 “	247,165	247,071
2.490% due 10/22/07 “	338,697	338,516
MBNA Credit Card Master Note Trust
4.160% due 03/15/16 “ §	1,720,000	1,825,477
National City Auto Receivables Trust
1.500% due 02/15/07 “	573,529	571,927
Nissan Auto Lease Trust
2.550% due 01/15/07 “	880,000	875,837
Nissan Auto Receivables Owner Trust
1.400% due 07/17/06 “	816,447	813,767
4.280% due 10/16/06 “	145,179	145,539
Option One Mortgage Loan Trust
3.000% due 11/25/34 “ §	412,058	412,381
Popular ABS Mortgage Pass-Through Trust
3.735% due 12/25/34 “ §	350,000	345,834
3.914% due 05/25/35 “ §	260,000	257,167
4.415% due 04/25/35 “ §	430,000	430,000
SB Finance Trust
2.388% due 10/25/34 ~ “	338,406	338,406
USAA Auto Owner Trust
1.430% due 09/15/06 “	1,370,103	1,366,946
2.410% due 10/16/06 “	108,217	108,212
2.410% due 02/15/07 “	1,000,000	997,396
2.790% due 06/15/07 “	850,000	846,393
Volkswagen Auto Lease Trust
2.470% due 01/22/07 “	1,100,000	1,094,500
3.520% due 04/20/07 “	1,090,000	1,088,771
Volkswagen Auto Loan Enhanced Trust
1.550% due 06/20/06 “	342,889	342,442
Wachovia Auto Owner Trust
2.400% due 05/21/07 “	750,000	746,756
Wells Fargo Home Equity Trust
2.940% due 02/25/18 “ §	1,398,346	1,387,400
Whole Auto Loan Trust
1.400% due 04/15/06 “	328,527	328,287
2.590% due 05/15/07 “	1,090,000	1,084,181

Total Asset-Backed Securities (Cost $36,980,279)		36,834,288

U.S. GOVERNMENT AGENCY ISSUES - 4.37%
Fannie Mae
0.000% due 10/05/07	3,375,000	3,042,994
4.250% due 07/15/07	190,000	190,736
6.625% due 09/15/09	985,000	1,071,172
7.250% due 01/15/10 ‡	4,100,000	4,581,988
7.250% due 05/15/30	940,000	1,215,578
Federal Home Loan Bank
3.125% due 11/15/06	2,470,000	2,440,787

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
Freddie Mac
3.625% due 09/15/06	$815,000	$812,569
3.625% due 09/15/08	3,000,000	2,939,610
6.625% due 09/15/09	610,000	663,622
Tennessee Valley Authority
5.375% due 11/13/08	525,000	544,954
6.790% due 05/23/12	6,638,000	7,486,821
7.125% due 05/01/30 †	964,000	1,230,158

Total U.S. Government Agency Issues (Cost $26,600,169)		26,220,989

U.S. TREASURY OBLIGATIONS - 0.10%
U.S. Treasury Notes - 0.10%
5.750% due 08/15/10 †	542,000	581,803

Total U.S. Treasury Obligations (Cost $597,703)		581,803

FOREIGN GOVERNMENT BONDS - 0.11%

United Mexican States (Mexico) 7.500% due 01/14/12	575,000	636,238

Total Foreign Government Bonds (Cost $630,889)		636,238

SHORT-TERM INVESTMENT - 3.95%
Repurchase Agreement - 3.95%

State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $23,746,286; collateralized by U.S. Treasury Notes 3.375% due 02/15/08 and market value $24,223,375)	23,745,000	23,745,000

Total Short-Term Investment (Cost $23,745,000)		23,745,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 118.98% (Cost $654,897,098)		714,640,984

	Shares
SECURITIES LENDING COLLATERAL - 9.05%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $54,373,418)	54,373,418	54,373,418

TOTAL INVESTMENTS - 128.03% (Cost $709,270,516)		769,014,402

OTHER ASSETS & LIABILITIES, NET - (28.03%)		(168,344,023)

NET ASSETS - 100.00%		$600,670,379

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $1,116,560 were segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 30-Year Bonds (06/05)	282	$28,200,000	($365,594)
Short Futures Outstanding

U.S. Treasury 2-Year Notes (06/05)	303	60,600,000	147,193
U.S. Treasury 5-Year Notes (06/05)	471	47,100,000	398,735
U.S. Treasury 10-Year Notes (06/05)	1	100,000	(719)

			$179,615

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Technology - 0.00%
Lucent Technologies Inc * Exp. 12/10/07	55,563	$37,227
MicroStrategy Inc * Exp. 06/24/07	17,632	2,909

		40,136

Total Warrants (Cost $0)		40,136

COMMON STOCKS - 98.86%
Autos & Transportation - 2.08%
Alaska Air Group Inc * †	8,100	238,464
Arkansas Best Corp †	5,100	192,678
Autoliv Inc	19,700	938,705
BorgWarner Inc †	1,800	87,624
Burlington Northern Santa Fe Corp	54,500	2,939,185
CNF Inc	11,800	552,122
Continental Airlines Inc ‘B’ * †	2,300	27,692
CSX Corp	18,700	778,855
Dana Corp	4,600	58,834
EGL Inc * †	9,700	221,160
FedEx Corp	51,000	4,791,450
Ford Motor Co	299,900	3,397,867
General Maritime Corp * †	4,200	203,448
General Motors Corp	8,600	252,754
Genuine Parts Co	10,500	456,645
Harley-Davidson Inc	30,400	1,755,904
J.B. Hunt Transport Services Inc	7,900	345,783
Navistar International Corp *	13,600	495,040
Norfolk Southern Corp	88,300	3,271,515
OMI Corp †	7,400	141,710
PACCAR Inc	33,000	2,388,870
Polaris Industries Inc	4,400	309,012
Swift Transportation Co Inc *	20,600	456,084
The Goodyear Tire & Rubber Co * †	37,600	501,960
United Parcel Service Inc ‘B’	51,500	3,746,110
Wabash National Corp †	2,700	65,880
Winnebago Industries Inc †	7,700	243,320
Yellow Roadway Corp *	4,800	280,992

		29,139,663

Consumer Discretionary - 12.18%
Abercrombie & Fitch Co ‘A’	15,600	892,944
Action Performance Cos Inc †	25,800	341,334
Activision Inc *	10,600	156,880
Advance Auto Parts Inc *	4,200	211,890
Aeropostale Inc *	12,950	424,112
American Eagle Outfitters Inc	37,200	1,099,260
American Greetings Corp ‘A’ †	9,800	249,704
AutoNation Inc *	18,200	344,708
Barnes & Noble Inc *	22,000	758,780
bebe stores inc †	1,050	35,648
Bed Bath & Beyond Inc *	37,100	1,355,634
Best Buy Co Inc	66,100	3,570,061
BJ’s Wholesale Club Inc * †	13,300	413,098
Blockbuster Inc ‘A’	10,200	90,066
Blockbuster Inc ‘B’	44,299	370,340
Borders Group Inc	31,500	838,530
Caesars Entertainment Inc *	40,700	805,453
Carnival Corp	13,300	689,073
Catalina Marketing Corp	4,900	126,910
CBRL Group Inc †	8,200	338,660
CEC Entertainment Inc *	16,600	607,560
Cendant Corp	2,600	53,404
Choice Hotels International Inc †	3,200	198,240
Circuit City Stores Inc	56,800	911,640
Clear Channel Communications Inc	50,800	1,751,076
Coach Inc *	41,800	2,367,134
Convergys Corp *	6,400	95,552
Cooper Industries Ltd ‘A’	5,600	400,512
Copart Inc * †	4,800	113,088
Costco Wholesale Corp	54,200	2,394,556
Darden Restaurants Inc	18,200	558,376
Dillard’s Inc ‘A’ †	29,200	785,480
EarthLink Inc *	63,600	572,400
Eastman Kodak Co	44,900	1,461,495
eBay Inc *	79,700	2,969,622
EchoStar Communications Corp ‘A’	51,000	1,491,750
Electronic Arts Inc *	14,000	724,920
Electronics Boutique Holdings Corp * †	6,000	257,820
Ethan Allen Interiors Inc †	2,500	80,000
Federated Department Stores Inc	51,600	3,283,824
Furniture Brands International Inc †	5,800	126,498
Gannett Co Inc	9,900	782,892
Guitar Center Inc * †	2,900	159,007
Hilton Hotels Corp	1,800	40,230
Hollywood Entertainment Corp *	9,500	125,115
International Game Technology	9,100	242,606
ITT Educational Services Inc *	6,700	324,950
J.C. Penney Co Inc	72,600	3,769,392
Jack in the Box Inc *	1,900	70,490
Kimberly-Clark Corp	49,000	3,220,770
Knight-Ridder Inc	4,300	289,175
Korn/Ferry International * †	5,000	95,150
Liberty Media Corp ‘A’ *	70,100	726,937
Liberty Media International Inc ‘A’ *	3,600	157,464
Limited Brands Inc	85,600	2,080,080
Lowe’s Cos Inc	72,800	4,156,152
Mandalay Resort Group	17,000	1,198,330
Marriott International Inc ‘A’	40,700	2,721,202
Marvel Enterprises Inc * †	22,900	458,000
Mattel Inc	20,900	446,215
McDonald’s Corp	200,500	6,243,570
MGM MIRAGE * †	33,800	2,393,716
Michaels Stores Inc	32,400	1,176,120
Nautilus Inc †	10,100	239,976
Newell Rubbermaid Inc †	22,200	487,068
News Corp ‘A’ (Australia)	66,500	1,125,180
Nike Inc ‘B’	26,500	2,207,715
Nordstrom Inc	12,000	664,560
Nu Skin Enterprises Inc ‘A’ †	11,300	254,363
Office Depot Inc *	60,900	1,350,762
Omnicom Group Inc	9,900	876,348
Pacific Sunwear of California Inc *	37,325	1,044,354
Penn National Gaming Inc *	4,600	135,148
PETCO Animal Supplies Inc *	2,600	95,706
Rent-A-Center Inc *	5,300	144,743
Republic Services Inc	13,400	448,632
Resources Connection Inc * †	300	6,279
Robert Half International Inc	16,800	452,928
Royal Caribbean Cruises Ltd † (Liberia)	3,100	138,539
Sabre Holdings Corp ‘A’	22,000	481,360
SCP Pool Corp	1,600	50,976
Sears Holdings Corp * †	10,311	1,373,107
Staples Inc	79,500	2,498,685
Starbucks Corp *	36,100	1,864,926
Starwood Hotels & Resorts Worldwide Inc	20,600	1,236,618
Take-Two Interactive Software Inc * †	16,600	649,060
Target Corp	125,900	6,297,518
Tech Data Corp *	9,500	352,070
Tempur-Pedic International Inc * †	2,500	46,650

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
The Advisory Board Co *	600	$26,220
The Brink’s Co	4,100	141,860
The Children’s Place Retail Stores Inc *	6,900	329,475
The Corporate Executive Board Co	1,400	89,530
The Estee Lauder Cos Inc ‘A’	500	22,490
The Finish Line Inc ‘A’ †	2,300	53,245
The Gap Inc	135,700	2,963,688
The Gillette Co	213,800	10,792,624
The Home Depot Inc	345,900	13,227,216
The McGraw-Hill Cos Inc	24,000	2,094,000
The Men’s Wearhouse Inc * †	10,900	460,089
The Talbots Inc †	1,600	51,168
The Timberland Co ‘A’ *	14,900	1,056,857
The TJX Cos Inc	53,500	1,317,705
The Toro Co †	10,700	946,950
The Walt Disney Co	148,100	4,254,913
Time Warner Inc *	506,000	8,880,300
Too Inc *	16,300	402,121
Toys “R” Us Inc *	34,100	878,416
United Online Inc * †	35,050	366,974
V.F. Corp	21,700	1,283,338
ValueClick Inc * †	20,800	220,688
VeriSign Inc *	3,500	100,450
Viacom Inc ‘B’	140,011	4,876,583
Wal-Mart Stores Inc	391,500	19,618,065
Waste Management Inc	40,300	1,162,655
WESCO International Inc *	2,200	61,600
Yahoo! Inc *	67,400	2,284,860
Yum! Brands Inc	57,100	2,958,351
Zale Corp *	9,400	279,368

		170,920,665

Consumer Staples - 6.36%
Altria Group Inc	315,300	20,617,467
Anheuser-Busch Cos Inc	80,100	3,795,939
Chiquita Brands International Inc †	7,600	203,528
Colgate-Palmolive Co	4,400	229,548
ConAgra Foods Inc	6,900	186,438
General Mills Inc	46,000	2,260,900
H.J. Heinz Co	16,300	600,492
Hershey Foods Corp	33,900	2,049,594
Hormel Foods Corp	4,600	143,106
Kellogg Co	3,900	168,753
Loews Corp-Carolina Group	4,000	132,400
Molson Coors Brewing Co ‘B’ †	200	15,434
PepsiAmericas Inc	1,600	36,256
PepsiCo Inc	290,300	15,394,609
Pilgrim’s Pride Corp †	14,800	528,656
Reynolds American Inc †	32,100	2,586,939
Rite Aid Corp * †	47,600	188,496
Safeway Inc *	1,900	35,207
Sara Lee Corp	107,400	2,379,984
Smithfield Foods Inc *	4,800	151,440
SUPERVALU Inc	21,300	710,355
Sysco Corp	10,500	375,900
The Clorox Co	14,400	907,056
The Coca-Cola Co	291,400	12,142,638
The Kroger Co *	28,400	455,252
The Pepsi Bottling Group Inc	33,800	941,330
The Procter & Gamble Co	338,600	17,945,800
UST Inc	9,800	506,660
Walgreen Co	80,300	3,566,926

		89,257,103

Energy - 2.60%
Anadarko Petroleum Corp	44,600	3,394,060
Apache Corp	51,700	3,165,591
Baker Hughes Inc	47,400	2,108,826
Berry Petroleum Co ‘A’	2,900	149,205
Burlington Resources Inc	61,100	3,059,277
Cal Dive International Inc * †	14,300	647,790
Chesapeake Energy Corp	46,500	1,020,210
Cimarex Energy Co * †	2,300	89,700
Devon Energy Corp	95,300	4,550,575
Diamond Offshore Drilling Inc †	16,700	833,330
Dynegy Inc ‘A’ * †	24,000	93,840
Energy Partners Ltd *	8,400	218,148
EOG Resources Inc	45,300	2,207,922
Forest Oil Corp * †	17,400	704,700
Frontier Oil Corp	12,000	435,120
Halliburton Co	19,700	852,025
Helmerich & Payne Inc	3,500	138,915
Holly Corp †	3,900	145,353
Kerr-McGee Corp	35,400	2,772,882
Massey Energy Co †	7,500	300,300
Newfield Exploration Co *	3,500	259,910
Noble Energy Inc †	9,100	618,982
NRG Energy Inc * †	2,100	71,715
Oil States International Inc *	5,800	119,190
Patina Oil & Gas Corp	6,100	244,000
Petroleum Development Corp *	3,500	131,915
Plains Exploration & Production Co *	20,500	715,450
Premcor Inc	2,700	161,136
Pride International Inc *	11,700	290,628
St. Mary Land & Exploration Co	1,000	50,050
Sunoco Inc	13,900	1,438,928
Tesoro Corp * †	23,700	877,374
The Houston Exploration Co *	4,200	239,190
The Williams Cos Inc †	93,500	1,758,735
Universal Compression Holdings Inc *	8,700	329,469
Valero Energy Corp	26,500	1,941,655
Vintage Petroleum Inc	3,200	100,672
Whiting Petroleum Corp *	4,500	183,510
XTO Energy Inc	3,467	113,845

		36,534,123

Financial Services - 21.31%
ACE Ltd (Bermuda)	28,600	1,180,322
Affiliated Managers Group Inc * †	10,950	679,228
Aflac Inc	30,500	1,136,430
AMBAC Financial Group Inc	4,400	328,900
American Capital Strategies Ltd †	13,700	430,317
American Express Co	106,100	5,450,357
American Financial Group Inc	10,300	317,240
American International Group Inc	351,800	19,493,238
AmeriCredit Corp *	24,400	571,936
AmerUs Group Co †	8,900	420,525
Associated Banc-Corp	2,900	90,567
Assurant Inc	300	10,110
Astoria Financial Corp	17,950	454,135
Automatic Data Processing Inc	31,900	1,433,905
Bank of America Corp	654,948	28,883,207
BB&T Corp	50,700	1,981,356
Capital One Financial Corp	32,100	2,400,117
CheckFree Corp *	10,900	444,284
CIGNA Corp	33,000	2,946,900
Cincinnati Financial Corp	7,760	338,414
CIT Group Inc	22,600	858,800
Citigroup Inc	789,800	35,493,612
Comerica Inc	26,800	1,476,144
Compass Bancshares Inc	13,700	621,980
Countrywide Financial Corp	121,998	3,960,055
E*TRADE Financial Corp *	52,400	628,800
Equifax Inc	17,500	537,075
Fannie Mae	147,800	8,047,710
Fidelity National Financial Inc	24,437	804,955
Fifth Third Bancorp †	30,400	1,306,592
First BanCorp †	700	29,575

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
First Data Corp	37,300	$1,466,263
Franklin Resources Inc	31,500	2,162,475
Freddie Mac	100,400	6,345,280
Fremont General Corp †	15,400	338,646
GATX Corp	4,200	139,398
Golden West Financial Corp	30,000	1,815,000
Hibernia Corp ‘A’	16,900	540,969
Huntington Bancshares Inc	6,800	162,520
IndyMac Bancorp Inc	12,100	411,400
Investors Financial Services Corp	1,600	78,256
JPMorgan Chase & Co	506,112	17,511,475
KeyCorp	98,000	3,180,100
LandAmerica Financial Group Inc †	5,800	290,174
Legg Mason Inc	9,850	769,679
Lehman Brothers Holdings Inc	52,600	4,952,816
Lincoln National Corp	19,000	857,660
Loews Corp	40,300	2,963,662
M&T Bank Corp	15,300	1,561,518
Marsh & McLennan Cos Inc	25,200	766,584
MBIA Inc	5,700	297,996
MBNA Corp	154,000	3,780,700
Merrill Lynch & Co Inc	202,000	11,433,200
MetLife Inc	76,100	2,975,510
MGIC Investment Corp	3,800	234,346
Moody’s Corp	14,100	1,140,126
Morgan Stanley	191,700	10,974,825
National City Corp	83,400	2,793,900
Nationwide Financial Services Inc ‘A’	3,900	140,010
North Fork Bancorp Inc	63,900	1,772,586
Old Republic International Corp	12,200	284,138
PartnerRe Ltd (Bermuda)	4,300	277,780
PHH Corp *	4,955	108,366
Principal Financial Group Inc	73,700	2,836,713
Protective Life Corp	4,400	172,920
Prudential Financial Inc	10,100	579,740
R&G Financial Corp ‘B’ †	400	12,468
Regions Financial Corp	51,919	1,682,176
Reinsurance Group of America Inc †	11,300	481,154
Ryder System Inc	9,300	387,810
Safeco Corp †	20,400	993,684
Silicon Valley Bancshares * †	3,200	140,992
SLM Corp	51,500	2,566,760
Sotheby’s Holdings Inc ‘A’ *	11,500	195,040
StanCorp Financial Group Inc	4,900	415,422
SunTrust Banks Inc	50,900	3,668,363
The Allstate Corp	115,500	6,243,930
The Bank of New York Co Inc	128,300	3,727,115
The Bear Stearns Cos Inc	32,300	3,226,770
The Charles Schwab Corp	123,700	1,300,087
The Chubb Corp	37,500	2,972,625
The Dun & Bradstreet Corp *	4,100	251,945
The First American Corp	15,300	503,982
The Goldman Sachs Group Inc	7,500	824,925
The Hartford Financial Services Group Inc	54,100	3,709,096
The PNC Financial Services Group Inc	42,600	2,193,048
The Progressive Corp	20,600	1,890,256
The St. Paul Travelers Cos Inc	16,100	591,353
Toronto-Dominion Bank (Canada)	6,911	285,770
U.S. Bancorp	433,400	12,490,588
UICI †	3,900	94,575
UnionBanCal Corp	30,700	1,880,375
UnumProvident Corp †	14,700	250,194
Wachovia Corp	325,800	16,586,478
Washington Mutual Inc	107,000	4,226,500
WellChoice Inc *	10,000	533,100
Wells Fargo & Co	257,400	15,392,520
Zions Bancorp	7,700	531,454

		299,124,072

Health Care - 12.25%
Abbott Laboratories	222,000	10,349,640
Aetna Inc	60,100	4,504,495
Allergan Inc	15,600	1,083,732
Alpharma Inc ‘A’	5,700	70,224
American Healthways Inc * †	5,200	171,704
AmerisourceBergen Corp †	3,700	211,973
Amgen Inc *	103,700	6,036,377
Andrx Corp *	3,600	81,612
Apria Healthcare Group Inc *	8,900	285,690
Barr Pharmaceuticals Inc *	18,700	913,121
Baxter International Inc	30,400	1,032,992
Becton Dickinson & Co	56,700	3,312,414
Beverly Enterprises Inc * †	6,500	80,470
Boston Scientific Corp *	26,100	764,469
Bristol-Myers Squibb Co	156,800	3,992,128
Caremark Rx Inc *	18,100	720,018
Cerner Corp * †	5,100	267,801
Coventry Health Care Inc *	17,850	1,216,299
Dade Behring Holdings Inc *	3,500	206,255
Eli Lilly & Co	47,100	2,453,910
Endo Pharmaceuticals Holdings Inc *	16,800	378,840
eResearchTechnology Inc * †	6,600	77,748
Express Scripts Inc *	3,700	322,603
Forest Laboratories Inc *	37,000	1,367,150
Guidant Corp	15,600	1,152,840
Haemonetics Corp *	3,300	139,128
HCA Inc	44,200	2,367,794
Humana Inc *	32,400	1,034,856
Johnson & Johnson	497,100	33,385,236
Kindred Healthcare Inc * †	5,000	175,500
LCA-Vision Inc †	7,900	263,070
Lincare Holdings Inc *	6,100	269,803
McKesson Corp	49,800	1,879,950
Medco Health Solutions Inc *	72,454	3,591,545
Medtronic Inc	146,600	7,469,270
Merck & Co Inc	476,400	15,421,068
PacifiCare Health Systems Inc *	1,100	62,612
Pediatrix Medical Group Inc *	9,400	644,746
Pfizer Inc	1,334,560	35,058,891
Quest Diagnostics Inc	22,100	2,323,373
Sierra Health Services Inc * †	10,200	651,168
Triad Hospitals Inc *	4,300	215,430
United Therapeutics Corp *	600	27,417
UnitedHealth Group Inc	127,476	12,158,628
VISX Inc *	8,600	201,584
WellPoint Inc *	51,000	6,392,850
Wyeth	168,600	7,111,548

		171,899,972

Integrated Oils - 8.42%
Amerada Hess Corp	14,500	1,395,045
Canadian Natural Resources Ltd (Canada)	50,000	2,825,494
ChevronTexaco Corp	352,500	20,554,275
ConocoPhillips	97,600	10,525,184
Crew Energy Inc * (Canada)	2	18
Exxon Mobil Corp	1,065,400	63,497,840
Marathon Oil Corp	34,600	1,623,432
Murphy Oil Corp	7,300	720,729
Occidental Petroleum Corp	57,000	4,056,690
Paramount Resources Ltd * (Canada)	147,100	3,768,396
Precision Drilling Corp * (Canada)	5,400	403,985
Talisman Energy Inc (TSE) (Canada)	81,100	2,774,844
Transocean Inc *	38,400	1,976,064
Unocal Corp	64,900	4,003,681

		118,125,677

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Materials & Processing - 4.43%
Agrium Inc (Canada)	15,400	$281,050
Air Products & Chemicals Inc	9,400	594,926
Alcoa Inc	56,100	1,704,879
American Standard Cos Inc	25,700	1,194,536
Archer-Daniels-Midland Co	105,100	2,583,358
Ball Corp	12,200	506,056
Cabot Corp	1,100	36,773
Carpenter Technology Corp	10,300	611,923
Crown Holdings Inc *	27,200	423,232
E.I. du Pont de Nemours & Co	237,700	12,179,748
Eagle Materials Inc †	2,000	161,880
Eagle Materials Inc ‘B’ †	5,334	420,319
Eastman Chemical Co	20,800	1,227,200
Energizer Holdings Inc * †	12,000	717,600
FMC Corp *	5,100	272,595
Georgia Gulf Corp	8,100	372,438
Georgia-Pacific Corp	32,200	1,142,778
Harsco Corp	2,300	137,103
International Paper Co	20,900	768,911
Lafarge North America Inc	1,800	105,210
Louisiana-Pacific Corp	32,100	806,994
Martin Marietta Materials Inc	4,200	234,864
Masco Corp	79,700	2,763,199
Maverick Tube Corp * †	14,200	461,642
MeadWestvaco Corp	25,900	824,138
Monsanto Co	62,400	4,024,800
Mueller Industries Inc	9,700	273,055
Nova Chemicals Corp (Canada)	2,600	111,670
Nucor Corp	44,200	2,544,152
OM Group Inc * †	8,500	258,570
Oregon Steel Mills Inc *	10,100	232,300
Owens-Illinois Inc *	43,900	1,103,646
Pactiv Corp *	7,300	170,455
Phelps Dodge Corp	29,600	3,011,208
Potlatch Corp †	9,000	423,630
PPG Industries Inc	32,800	2,345,856
Praxair Inc	22,300	1,067,278
Precision Castparts Corp	7,200	554,472
Quanex Corp	5,800	309,256
Reliance Steel & Aluminum Co	5,400	216,054
Rohm & Haas Co	39,800	1,910,400
Schnitzer Steel Industries Inc ‘A’ †	6,600	222,618
Southern Peru Copper Corp †	11,800	654,428
Temple-Inland Inc	6,600	478,830
Texas Industries Inc	5,200	279,500
The Dow Chemical Co	172,700	8,609,095
The Mosaic Co *	10,900	185,954
The Shaw Group Inc * †	18,400	401,120
The Sherwin-Williams Co	10,200	448,698
United States Steel Corp	8,800	447,480
USG Corp * †	18,200	603,512
W.R. Grace & Co * †	20,100	171,252
WCI Communities Inc * †	8,500	255,680
Worthington Industries Inc	18,700	360,536

		62,208,857

Multi-Industry - 5.15%
3M Co	163,200	13,984,608
General Electric Co	1,481,700	53,430,102
Honeywell International Inc	43,000	1,600,030
SPX Corp	15,100	653,528
Textron Inc	35,400	2,641,548

		72,309,816

Producer Durables - 3.86%
Actuant Corp ‘A’ * †	3,700	166,204
Agilent Technologies Inc *	22,100	490,620
Applied Materials Inc *	160,800	2,613,000
ATMI Inc * †	6,800	170,272
Beazer Homes USA Inc †	8,400	418,824
Caterpillar Inc	48,500	4,434,840
Cavco Industries Inc *	1,880	45,460
Centex Corp	2,700	154,629
Crown Castle International Corp *	19,400	311,564
Cummins Inc †	10,200	717,570
D.R. Horton Inc	65,066	1,902,530
Deere & Co	14,500	973,385
Emerson Electric Co	49,000	3,181,570
Engineered Support Systems Inc	600	32,112
Goodrich Corp	7,200	275,688
Illinois Tool Works Inc	23,300	2,086,049
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	23,800	1,895,670
Joy Global Inc	5,100	178,806
KB Home	10,300	1,209,838
KLA-Tencor Corp *	24,800	1,141,048
Lam Research Corp *	2,700	77,922
Lennar Corp ‘A’	7,900	447,772
Lockheed Martin Corp	70,300	4,292,518
MDC Holdings Inc	2,100	146,265
Molex Inc ‘A’ †	23,700	559,320
Northrop Grumman Corp	72,900	3,935,142
NVR Inc *	500	392,500
Pall Corp	1,900	51,528
Pitney Bowes Inc	4,000	180,480
Pulte Homes Inc	6,200	456,506
Rayovac Corp *	14,300	594,880
Rockwell Collins Inc	12,000	571,080
Terex Corp * †	9,900	428,670
The Boeing Co	96,000	5,612,160
The Ryland Group Inc †	7,500	465,150
Thermo Electron Corp *	24,900	629,721
Thomas & Betts Corp *	7,200	232,560
Toll Brothers Inc *	3,100	244,435
United Defense Industries Inc	7,200	528,624
United Technologies Corp	107,600	10,938,616
Varian Semiconductor Equipment Associates Inc *	9,900	376,299
W.W. Grainger Inc	9,700	604,019

		54,165,846

Technology - 13.76%
3Com Corp *	66,000	234,960
Acxiom Corp	13,200	276,276
Adobe Systems Inc	26,100	1,753,137
ADTRAN Inc	15,900	280,476
Amphenol Corp ‘A’	28,300	1,048,232
Analog Devices Inc	6,200	224,068
Apple Computer Inc *	82,400	3,433,608
Applera Corp-Applied Biosystems Group	30,200	596,148
Atmel Corp *	146,600	432,470
Autodesk Inc	8,700	258,912
BEA Systems Inc *	400	3,188
BMC Software Inc *	13,900	208,500
Brocade Communications Systems Inc * †	61,500	364,080
Cisco Systems Inc *	851,300	15,229,757
Computer Associates International Inc	15,200	411,920
Computer Sciences Corp *	7,700	353,045
Comverse Technology Inc *	5,400	136,188
Corning Inc *	15,900	176,967
CSG Systems International Inc *	1,100	17,919
Cypress Semiconductor Corp *	7,000	88,200
Dell Inc *	475,700	18,276,394
Electronic Data Systems Corp	54,800	1,132,716
EMC Corp *	257,100	3,167,472
Freescale Semiconductor Inc ‘A’ *	39,000	661,050
Freescale Semiconductor Inc ‘B’ *	24,843	428,542

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
General Dynamics Corp	12,900	$1,380,945
Hewlett-Packard Co	374,800	8,223,112
Hyperion Solutions Corp * †	8,300	366,113
Ingram Micro Inc ‘A’ *	38,900	648,463
Integrated Device Technology Inc *	29,500	354,885
Intel Corp	1,173,100	27,251,113
International Business Machines Corp	265,300	24,243,114
Internet Security Systems Inc * †	20,300	371,490
Intersil Corp ‘A’	15,000	259,800
j2 Global Communications Inc * †	6,200	212,722
L-3 Communications Holdings Inc	2,400	170,448
Linear Technology Corp	27,000	1,034,370
LSI Logic Corp * †	45,100	252,109
Maxim Integrated Products Inc	5,200	212,524
Maxtor Corp *	47,900	254,828
McAfee Inc *	21,600	487,296
Micrel Inc * †	13,200	121,704
Micros Systems Inc * †	1,400	51,394
Microsoft Corp	1,511,000	36,520,870
Motorola Inc	307,400	4,601,778
National Semiconductor Corp	6,400	131,904
NCR Corp *	35,900	1,211,266
OmniVision Technologies Inc * †	34,300	519,645
Oracle Corp *	921,900	11,505,312
palmOne Inc * †	12,000	304,560
PerkinElmer Inc	21,100	435,293
QUALCOMM Inc	209,100	7,663,515
Raytheon Co	53,700	2,078,190
Rockwell Automation Inc	42,400	2,401,536
SpectraSite Inc *	2,100	121,737
Storage Technology Corp *	26,900	828,520
Sun Microsystems Inc *	67,500	272,700
Sybase Inc *	42,500	784,550
Synopsys Inc *	46,400	839,840
Texas Instruments Inc	218,700	5,574,663
VERITAS Software Corp * †	35,300	819,666
WebEx Communications Inc * †	3,000	64,770
Websense Inc * †	8,400	451,920
Western Digital Corp *	64,300	819,825

		193,042,715

Utilities - 6.46%
Alltel Corp	41,800	2,292,730
Ameren Corp	17,800	872,378
American Electric Power Co Inc †	52,900	1,801,774
AT&T Corp	100,300	1,880,625
Atmos Energy Corp	14,600	394,200
BellSouth Corp	197,900	5,202,791
CenturyTel Inc	28,900	949,076
Citizens Communications Co	14,400	186,336
CMS Energy Corp * †	23,000	299,920
Comcast Corp ‘A’ *	241,200	8,147,736
Constellation Energy Group Inc	9,500	491,150
Dominion Resources Inc VA	16,800	1,250,424
Duke Energy Corp †	137,300	3,845,773
Edison International	69,800	2,423,456
Entergy Corp	26,700	1,886,622
Exelon Corp	76,500	3,510,585
FirstEnergy Corp	12,200	511,790
FPL Group Inc	51,500	2,067,725
Kinder Morgan Inc	10,100	764,570
Nextel Communications Inc ‘A’ *	263,500	7,488,670
NSTAR	700	38,010
PG&E Corp	80,900	2,758,690
PPL Corp	13,000	701,870
Progress Energy Inc	6,300	264,285
Public Service Enterprise Group Inc	34,500	1,876,455
SBC Communications Inc	548,000	12,982,120
Sempra Energy	11,600	462,144
Sprint Corp	42,800	973,700
Telephone & Data Systems Inc	6,500	530,400
The Southern Co	44,800	1,425,984
TXU Corp	43,500	3,463,905
Verizon Communications Inc	531,700	18,875,350

		90,621,244

Total Common Stocks (Cost $1,332,066,567)		1,387,349,753

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.07%
Repurchase Agreement - 1.07%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $14,981,811; collateralized by U.S. Treasury Notes 5.500% due 05/15/09 and market value $15,281,381)	$14,981,000	14,981,000

Total Short-Term Investment (Cost $14,981,000)		14,981,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.93% (Cost $1,347,047,567)		1,402,370,889

	Shares
SECURITIES LENDING COLLATERAL - 2.58%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $36,227,871)	36,227,871	36,227,871

TOTAL INVESTMENTS - 102.51% (Cost $1,383,275,438)		1,438,598,760

OTHER ASSETS & LIABILITIES, NET - (2.51%)		(35,199,400)

NET ASSETS - 100.00%		$1,403,399,360

Note to Schedule of Investments

(a) Main Street is a registered trademark of Oppenheimer Funds, Inc.

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.23%
India - 0.21%
United Breweries Ltd - Redeemable Optionally Convertible Preference Shares *	486,000	$1,446,594

South Africa - 0.02%
Anglo American Platinum Corp Ltd 6.380% §	7,112	136,625

Total Convertible Preferred Stocks (Cost $1,164,108)		1,583,219

PREFERRED STOCKS - 9.44%
Brazil - 9.44%
America Latina Logistica SA	493,500	2,707,781
Banco Bradesco SA	459,947	13,281,616
Brazil Realty SA	113,000	304,719
Cia Energetica de Minas Gerais	407,864,000	9,371,706
Cia Vale do Rio Doce *	25,780	—
Cia Vale do Rio Doce ADR †	563,700	14,977,509
Embraer-Empresa Brasileira de Aeronautica SA	1,719,000	13,423,652
Lojas Americanas SA	467,319,000	7,876,163
Sadia SA	2,948,000	4,880,210

		66,823,356

Total Preferred Stocks (Cost $34,139,664)		66,823,356

COMMON STOCKS - 88.80%
Argentina - 0.39%
IRSA Inversiones y Representaciones SA GDR * †	113,000	1,418,150
Transportadora de Gas del Sur SA ‘B’ *	1,133,523	1,321,553

		2,739,703

Brazil - 7.01%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	373,800	7,846,062
Cia de Bebidas das Americas ADR †	249,400	7,205,166
Cia Siderurgica Nacional SA ADR †	329,700	7,945,770
Diagnosticos da America SA *	239,000	2,434,757
Embraer-Empresa Brasileira de Aeronautica SA	240,000	1,424,719
Natura Cosmeticos SA	111,500	3,031,798
Tele Norte Leste Participacoes SA *	659,839	12,576,475
Unibanco-Uniao de Bancos Brasileiros SA GDR †	208,900	7,181,982

		49,646,729

China - 0.81%
Sinotrans Ltd ‘H’ †	19,967,000	5,760,118

Croatia - 0.24%
PLIVA d.d. GDR	152,500	1,723,250

Egypt - 3.07%
Commercial International Bank GDR *	733,700	5,627,479
Eastern Tobacco Co	169,300	5,254,138
Medinet Nasr for Housing & Development	310,252	3,423,470
Orascom Telecom Holding SAE *	56,500	4,005,655
Vodafone Egypt Telecommunications SAE	265,200	3,442,570

		21,753,312

Greece - 1.64%
Folli-Follie SA	76,200	2,163,229
INTRALOT SA	309,300	9,478,309

		11,641,538

Hong Kong - 3.42%
Dairy Farm International Holdings Ltd	1,352,600	3,706,124
Guoco Group Ltd	576,000	5,797,332
Hang Lung Group Ltd	1,371,000	2,399,419
Midland Realty Holdings Ltd	2,440,000	1,509,465
Shaw Brothers Ltd	1,608,000	1,793,665
Television Broadcasts Ltd	954,900	4,811,566
The Hongkong & Shanghai Hotels Ltd	4,552,500	4,202,604

		24,220,175

Hungary - 0.23%
Danubius Hotel & Spa RT *	64,100	1,613,665

India - 16.35%
Amtek Auto Ltd	537,680	1,998,064
Asian Paints Ltd	668,154	5,983,172
Bajaj Auto Ltd	95,000	2,352,106
Bharat Heavy Electricals Ltd	189,903	3,336,727
Bharat Petroleum Corp Ltd	719,100	5,825,245
Divi’s Laboratories Ltd	230,591	5,257,000
Flextronics Software Systems Ltd	307,238	3,320,351
GAIL India Ltd	754,530	3,660,788
HCL Technologies Ltd	865,508	7,340,221
Hero Honda Motors Ltd	153,571	1,927,417
Housing Development Finance Corp	735,400	12,234,497
ICICI Bank Ltd	273,123	2,457,638
ICICI Bank Ltd ADR †	422,700	8,758,344
ITC Ltd	257,100	7,910,203
Jet Airways India Ltd *	33,750	937,041
Larsen & Toubro Ltd	198,250	4,517,195
MphasiS BFL Ltd	510,451	2,605,725
National Thermal Power Corp Ltd	900,800	1,767,569
NIIT Ltd	97,250	404,364
NIIT Technologies Ltd *	263,775	765,506
Oil & Natural Gas Corp Ltd	154,690	3,126,562
Reliance Industries Ltd	684,800	8,560,196
Sun Pharmaceutical Industries Ltd	602,800	6,506,237
Trent Ltd	145,823	1,782,430
UltraTech Cement Ltd	60,179	488,528
United Breweries Holdings Ltd *	577,000	2,229,393
United Breweries Ltd *	184,373	1,365,437
Zee Telefilms Ltd	2,621,700	8,337,816

		115,755,772

Indonesia - 4.97%
P.T. Aneka Tambang Tbk	36,704,300	8,719,742
P.T. Astra International Tbk	7,018,000	7,780,488
P.T. Bank Mandiri Persero Tbk	35,133,000	6,343,304
P.T. Gudang Garam Tbk	2,715,000	4,615,299
P.T. Telekomunikasi Indonesia Tbk	16,405,000	7,751,280

		35,210,113

Israel - 2.79%
Bank Hapoalim BM	1,172,029	3,943,476
Bank Leumi Le-Israel BM	1,979,700	5,540,256
Teva Pharmaceutical Industries Ltd ADR	331,400	10,273,400

		19,757,132

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Lebanon - 0.75%
Solidere GDR * †	504,992	$5,302,416

Mexico - 8.16%
America Movil SA de CV ‘L’ ADR	62,600	3,230,160
Cemex SA de CV ADR	215,463	7,810,534
Coca-Cola Femsa SA de CV ADR †	284,950	6,887,242
Corporacion GEO SA de CV ‘B’ *	6,279,100	13,574,154
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	1,229,600	2,509,556
Fomento Economico Mexicano SA de CV ADR	44,700	2,393,685
Grupo Financiero Banorte SA de CV ‘O’	762,800	4,964,132
Grupo Financiero Inbursa SA de CV ‘O’	5,336,700	10,462,010
Grupo Televisa SA ADR	100,500	5,909,400

		57,740,873

Panama - 0.59%
Banco Latinoamericano de Exportaciones SA ‘E’ †	202,500	4,139,100

Peru - 0.69%
Cia de Minas Buenaventura SAA ADR †	215,400	4,906,812

Philippines - 2.24%
Jollibee Foods Corp	8,920,100	4,639,103
SM Prime Holdings Inc	78,612,883	11,189,425

		15,828,528

Portugal - 1.17%
Jeronimo Martins SGPS SA *	337,664	5,143,113
Portugal Telecom SGPS SA	140,000	1,640,590
Portugal Telecom SGPS SA ADR †	127,500	1,503,225

		8,286,928

Singapore - 1.16%
Courts Singapore Ltd	1,833,000	588,514
Singapore Press Holdings Ltd	2,762,250	7,630,386

		8,218,900

South Africa - 7.22%
Anglo American Platinum Corp Ltd	246,600	9,237,729
Impala Platinum Holdings Ltd	58,500	4,916,675
JD Group Ltd	722,700	7,115,239
Massmart Holdings Ltd	617,600	4,152,531
Murray & Roberts Holdings Ltd	574,800	1,253,286
Sanlam Ltd	5,930,700	11,526,062
Steinhoff International Holdings Ltd	3,749,763	7,983,839
The Bidvest Group Ltd	123,900	1,404,303
Tiger Brands Ltd	219,776	3,479,628

		51,069,292

South Korea - 11.35%
AmorePacific Corp	30,216	7,230,417
FINETEC Corp	116,872	1,093,337
Hyundai Autonet Co Ltd	2,138,100	7,021,727
Hyundai Heavy Industries Co Ltd	233,300	11,693,717
Kyeryong Construction Industrial Co Ltd	74,540	1,768,995
LG Home Shopping Inc	144,735	11,231,037
LG International Corp	25,710	291,152
SK Corp	207,309	12,248,685
SK Telecom Co Ltd	39,883	6,715,897
SK Telecom Co Ltd ADR †	470,670	9,281,612
S-Oil Corp	72,140	5,597,865
SsangYong Motor Co *	690,000	4,953,323
Telechips Inc	69,176	1,171,666

		80,299,430

Taiwan - 8.19%
BenQ Corp	6,676,850	6,898,098
Cathay Financial Holding Co Ltd	916,000	1,738,615
Fubon Financial Holding Co Ltd	8,362,000	7,922,481
Fubon Financial Holding Co Ltd GDR (LI)	327,000	3,116,310
Fubon Financial Holding Co Ltd GDR (OTC) †	66,970	634,501
High Tech Computer Corp	1,353,000	9,791,278
Lite-On Technology Corp	7,200,600	7,747,741
President Chain Store Corp	2,726,262	4,646,742
Quanta Computer Inc	3,737,000	6,274,592
Synnex Technology International Corp	4,687,620	7,171,437
Taishin Financial Holdings Co Ltd	1,715,000	1,535,041
Taiwan Secom Co Ltd	341,000	475,144

		57,951,980

Thailand - 0.97%
Kiatnakin Finance PCL	2,783,400	2,170,084
Serm Suk PCL *	1,260,000	711,810
Thai Military Bank PCL *	18,339,500	1,678,308
TISCO Finance PCL	3,452,600	2,294,673

		6,854,875

Turkey - 2.70%
Aksigorta AS	1,843,747	6,516,163
Haci Omer Sabanci Holding AS	1,171,569	4,053,932
Haci Omer Sabanci Holding AS ADR †	3,675,000	3,199,088
Turckcell Iletisim Hizmetleri AS ADR †	312,000	5,328,960

		19,098,143

United Kingdom - 2.69%
HSBC Holdings PLC ADR †	27,999	2,223,123
HSBC Holdings PLC (HSI) †	591,922	9,410,706
Old Mutual PLC	2,912,120	7,401,783

		19,035,612

Total Common Stocks (Cost $472,232,770)		628,554,396

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.27%
Repurchase Agreement - 0.27%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $1,916,104; collateralized by U.S. Treasury Notes 5.500% due 05/15/09 and market value $1,955,031)	$1,916,000	1,916,000

Total Short-Term Investment (Cost $1,916,000)		1,916,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.74% (Cost $509,452,542)		698,876,971

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.74%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $68,978,607)	68,978,607	$68,978,607

TOTAL INVESTMENTS - 108.48% (Cost $578,431,149)		767,855,578

OTHER ASSETS & LIABILITIES, NET - (8.48%)		(60,033,957)

NET ASSETS - 100.00%		$707,821,621

Note to Schedule of Investments

(a) As of March 31, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	24.64%
Consumer Discretionary	15.34%
Short-Term Investment & Securities Lending Collateral	10.01%
Utilities	9.93%
Materials & Processing	9.35%
Consumer Staples	8.21%
Technology	7.56%
Autos & Transportation	7.10%
Producer Durables	4.47%
Multi-Industry	4.19%
Integrated Oils	3.79%
Health Care	3.70%
Energy	0.19%

108.48%
Other Assets & Liabilities, Net	(8.48%)

100.00%

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 8.82%
Autos & Transportation - 0.53%
DaimlerChrysler NA Holding Corp
3.200% due 03/07/07 §	$12,800,000	$12,808,691
7.750% due 06/15/05	300,000	302,564

		13,111,255

Energy - 0.89%
Halliburton Co
3.450% due 01/26/07 ~ §	22,100,000	22,100,464

Financial Services - 7.38%
Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,284,836
Ford Motor Credit Co
3.040% due 07/07/05 §	7,300,000	7,286,400
3.100% due 07/18/05 §	9,000,000	8,983,872
3.750% due 11/16/06 §	4,100,000	4,059,660
4.000% due 03/21/07 §	33,700,000	33,781,487
6.875% due 02/01/06	4,400,000	4,460,720
General Electric Capital Corp
2.980% due 03/04/08 §	8,800,000	8,800,774
General Motors Acceptance Corp
3.695% due 05/18/06 §	2,200,000	2,153,204
4.750% due 05/19/05 §	100,000	100,049
Morgan Stanley
2.660% due 10/30/05 à §	35,100,000	34,994,851
Pemex Project Funding Master Trust
7.375% due 12/15/14	2,000,000	2,145,000
8.625% due 02/01/22	1,300,000	1,480,375
9.500% due 09/15/27 ~	1,000,000	1,230,000
Phoenix Quake Wind Ltd (Cayman)
5.010% due 07/03/08 ~ §	17,000,000	17,536,010
Residential Reinsurance Ltd (Cayman)
7.810% due 06/01/05 ~ §	3,200,000	3,216,095
7.860% due 06/08/06 ~ §	4,000,000	3,905,494
The Goldman Sachs Group Inc
2.730% due 08/01/06 §	9,100,000	9,101,547
Toyota Motor Credit Corp
2.760% due 09/18/06 §	14,900,000	14,901,043
Travelers Property Casualty Corp
3.750% due 03/15/08	1,500,000	1,468,096
Verizon Wireless Capital LLC
2.930% due 05/23/05 ~ §	16,500,000	16,498,366
Vita Capital Ltd (Cayman)
3.910% due 01/01/07 ~ §	4,100,000	4,107,585

		182,495,464

Utilities - 0.02%
Indianapolis Power & Light Co 6.300% due 07/01/13 ~	500,000	527,145

Total Corporate Bonds & Notes (Cost $217,340,153)		218,234,328

MORTGAGE-BACKED SECURITIES - 3.14%
Collateralized Mortgage Obligations - 2.95%
Bank of America Mortgage Securities
6.500% due 02/25/34 “	2,923,134	2,980,228
Bear Stearns Adjustable Rate Mortgage Trust
4.271% due 01/25/34 “ §	15,115,291	14,981,251
Countrywide Home Loan Mortgage Pass-Thru Trust
3.120% due 05/25/34 “ §	2,716,982	2,696,723
Fannie Mae
3.000% due 08/25/34 “ §	11,986,293	11,977,074
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ “	2,729,687	2,815,410
Impac CMB Trust
3.250% due 07/25/33 “ §	1,820,432	1,822,330
Imperial Savings Association
8.428% due 02/25/18 “ §	7,430	7,436
NationsLink Funding Corp
3.120% due 11/10/30 “ §	983,480	987,126
Ryland Mortgage Securities Corp
3.981% due 10/01/27 “ §	177,116	176,118
Sequoia Mortgage Trust
3.200% due 10/19/26 “ §	5,303,636	5,311,969
Small Business Administration Participation Certificates
4.880% due 11/01/24 “	15,500,000	15,348,949
Structured Asset Mortgage Investments Inc
4.345% due 04/25/35 # “ §	11,200,000	11,207,011
Washington Mutual Inc
3.433% due 02/27/34 “ §	2,780,450	2,769,923

		73,081,548

Fannie Mae - 0.13%
3.275% due 06/01/18 “ §	35,052	35,665
3.415% due 08/01/17 “ §	847,113	866,888
3.583% due 07/01/26 “ §	46,666	47,508
4.110% due 12/01/22 “ §	67,574	69,452
4.222% due 01/01/25 “ §	113,666	117,216
4.308% due 03/01/18 “ §	648,851	663,676
4.958% due 08/01/24 “ §	106,357	108,485
5.000% due 03/01/24 “ §	88,488	90,262
6.900% due 09/01/09 “	1,033,219	1,112,985

		3,112,137

Federal Housing Authority - 0.00%
7.400% due 07/01/19 “	101,679	101,061

Government National Mortgage Association - 0.06%
3.375% due 05/20/23 -
01/20/27 “ § ±	404,032	411,236
3.750% due 09/20/22 -
07/20/25 “ § ±	421,618	426,950
4.125% due 10/20/24 -
12/20/26 “ § ±	207,522	211,451
6.000% due 06/15/29 “	400,398	412,621
9.000% due 01/15/17 “	1,040	1,138

		1,463,396

Total Mortgage-Backed Securities (Cost $78,275,621)		77,758,142

ASSET-BACKED SECURITIES - 2.57%
Ameriquest Mortgage Securities Inc
3.260% due 02/25/33 “ §	810,345	813,336
Amortizing Residential Collateral Trust
3.140% due 07/25/32 “ §	564,675	566,574
Asset-Backed Securities Corp Home Equity
3.310% due 01/15/33 “ §	786,778	790,979
Bayview Financial Acquisition Trust
3.300% due 05/28/34 “ §	10,843,194	10,877,556
Countrywide Home Equity Loan Trust
3.050% due 08/15/25 “ §	150,644	150,743
Equity One Asset-Backed Securities Inc
3.150% due 04/25/34 “ §	8,505,384	8,531,191

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
GSAMP Trust
3.040% due 10/25/33 “ §	$3,390,019	$3,393,348
3.140% due 03/25/34 “ §	3,127,914	3,129,842
Home Equity Asset Trust
3.260% due 03/25/33 “ §	937,707	939,310
Irwin Home Equity Trust
3.370% due 06/25/28 “ §	6,530,022	6,546,826
Merrill Lynch Mortgage Investors Inc
2.950% due 12/25/34 “ §	90,296	90,355
Redwood Capital III Ltd (Cayman)
6.410% due 01/09/06 ~ “ §	5,700,000	5,699,715
Redwood Capital IV Ltd (Cayman)
4.860% due 01/09/06 ~ “ §	5,700,000	5,690,424
Renaissance Home Equity Loan Trust
3.230% due 12/25/32 “ §	2,235,691	2,237,673
Residential Asset Mortgage Products Inc
3.010% due 09/25/13 “ §	11,021,896	11,029,464
Residential Asset Securities Corp
3.150% due 01/25/34 “ §	307,582	308,586
Saxon Asset Securities Trust
3.120% due 01/25/32 “ §	449,486	450,765
Truman Capital Mortgage Loan Trust
3.190% due 01/25/34 ~ “ §	1,342,010	1,342,219
Wells Fargo Home Equity Trust
3.010% due 06/25/19 “ §	1,055,804	1,056,642

Total Asset-Backed Securities (Cost $63,547,782)		63,645,548

U.S. GOVERNMENT AGENCY ISSUES - 5.85%
Fannie Mae
2.825% due 09/07/06 §	89,300,000	89,285,891
2.925% due 09/21/06 §	45,000,000	44,978,760
Small Business Administration Inc
4.504% due 02/01/14	10,580,587	10,377,858

Total U.S. Government Agency Issues (Cost $144,741,079)		144,642,509

U.S. TREASURY OBLIGATIONS - 104.79%
U.S. Treasury Inflation Protected Securities - 103.06%
0.875% due 04/15/10 # ^	17,299,386	16,866,848
1.625% due 01/15/15 # ^	5,722,230	5,615,425
1.875% due 07/15/13 # ^	84,420,434	85,538,649
2.000% due 01/15/14 # ^	210,787,482	214,847,200
2.000% due 07/15/14 # ^	182,023,676	185,142,007
2.375% due 01/15/25 # ^	100,778,754	107,923,141
3.000% due 07/15/12 # ^	368,347,915	403,450,212
3.375% due 01/15/07 # ^	287,415,216	300,233,627
3.375% due 04/15/32 # ^	17,171,046	22,680,562
3.500% due 01/15/11 # ^	140,756,364	156,433,875
3.625% due 01/15/08 # ^	73,313,958	78,446,813
3.625% due 04/15/28 # ^	190,871,628	249,676,366
3.875% due 01/15/09 # ^	235,243,206	258,078,852
3.875% due 04/15/29 # ^	266,731,650	365,017,590
4.250% due 01/15/10 # ^	88,182,332	99,844,074

		2,549,795,241

U.S. Treasury Notes - 1.73%
4.250% due 11/15/14 #	43,800,000	42,908,626

Total U.S. Treasury Obligations (Cost $2,567,781,148)		2,592,703,867

FOREIGN GOVERNMENT BONDS - 2.40%
Canadian Government Bond (Canada)
3.000% due 12/01/36	CAD 1,738,046	1,746,638
France Government Bond OAT (France)
3.000% due 07/25/12 ^	EUR 2,640,825	3,867,285
5.750% due 10/25/32 #	4,600,000	7,552,138
Republic of Austria (Austria)
5.500% due 01/15/10	1,000,000	1,435,915
Republic of Brazil (Brazil)
3.063% due 04/15/06 §	$720,000	719,855
3.125% due 04/15/09 §	688,272	673,729
8.000% due 04/15/14	8,578,801	8,546,956
11.000% due 01/11/12	400,000	454,000
11.000% due 08/17/40	1,000,000	1,114,250
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §	14,900,000	15,279,950
8.250% due 03/31/10	5,000,000	5,398,000
United Mexican States (Mexico)
6.375% due 01/16/13	12,050,000	12,532,000

Total Foreign Government Bonds (Cost $55,899,274)		59,320,716

MUNICIPAL BONDS - 0.32%
California County Tobacco Securitization Agency
5.625% due 06/01/23	700,000	688,443
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	1,095,000	1,124,412
6.750% due 06/01/39	2,000,000	2,108,600
Kansas State Turnpike Authority ‘A’
5.000% due 09/01/13	700,000	758,359
State of Connecticut ‘A’
5.000% due 03/01/13	1,500,000	1,625,070
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	595,021
Tobacco Settlement Financing Corp NJ
6.750% due 06/01/39	1,100,000	1,156,100

Total Municipal Bonds (Cost $7,395,548)		8,056,005

	Number of
	Contracts
PURCHASED PUT OPTIONS - 0.00%
Eurodollar (06/05) Futures CME
Strike @ $94.00 Exp. 06/13/05
Broker: The Goldman Sachs Group Inc	662	4,138
U.S. Treasury Inflation Protected Securities (07/12) OTC
Strike @ $80.00 Exp. 05/25/05
Broker: Morgan Stanley	2,230	—
U.S. Treasury Inflation Protected Securities (01/09) OTC
Strike @ $83.00 Exp. 05/09/05
Broker: Morgan Stanley	2,257	—
U.S. Treasury Inflation Protected Securities (04/28) OTC
Strike @ $89.00 Exp. 04/20/05
Broker: Morgan Stanley	353	—

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Number of
	Contracts	Value
U.S. Treasury Inflation Protected Securities (04/29) OTC
Strike @ $89.00 Exp. 05/02/05
Broker: Morgan Stanley	1,200	$—
U.S. Treasury Inflation Protected Securities (01/07) OTC
Strike @ $90.00 Exp. 05/25/05
Broker: Morgan Stanley	3,350	—

Total Purchased Put Options (Cost $226,698)		4,138

	Principal
	Amount
SHORT-TERM INVESTMENTS - 76.01%
Certificates of Deposit - 9.83%
Bank of America Corp
2.610% due 04/20/05	$500,000	$500,000
2.720% due 05/16/05	3,000,000	3,000,000
2.910% due 06/08/05	60,700,000	60,358,259
Barclays Bank PLC (United Kingdom)
2.950% due 06/15/05	60,800,000	60,420,608
Citibank NA
2.630% due 04/22/05	1,800,000	1,800,000
2.680% due 05/04/05	5,000,000	5,000,000
HSBC Bank USA NA
2.410% due 04/01/05	200,000	200,000
2.750% due 06/27/05	1,300,000	1,290,484
Nordea Bank Finland NY (Finland)
2.805% due 07/05/05	50,000,000	49,598,000
Wells Fargo & Co
2.680% due 04/01/05	2,500,000	2,500,000
2.790% due 04/07/05	58,600,000	58,600,000

		243,267,351

Commercial Paper - 16.85%
ANZ DE
2.710% due 05/31/05	23,600,000	23,483,416
ASB Bank Ltd
2.720% due 05/26/05	50,000,000	49,792,222
General Motors Acceptance Corp
2.525% due 04/05/05	20,300,000	20,293,423
HBOS Treasury Services PLC (United Kingdom)
2.650% due 04/28/05	23,600,000	23,553,095
2.780% due 05/23/05	49,000,000	48,803,238
KfW International Finance Inc
2.535% due 04/14/05	23,300,000	23,278,671
Lloyds TSB Bank PLC (United Kingdom)
2.685% due 05/27/05	50,000,000	49,791,167
Skandinaviska Enskilda Banken AB (Sweden)
2.970% due 06/22/05	70,000,000	69,519,100
UBS Finance DE LLC
2.830% due 04/01/05	58,800,000	58,800,000
Westpac Capital Corp
3.035% due 07/22/05	50,000,000	49,519,000

		416,833,332

U.S. Government Agency Issues - 13.01%
Fannie Mae
2.390% due 04/15/05	23,000,000	22,978,623
2.698% due 05/25/05	300,000	298,882
2.508% due 04/20/05	35,900,000	35,851,211
2.580% due 04/27/05	15,700,000	15,670,746
2.640% due 06/02/05	500,000	497,445
2.645% due 06/01/05	5,500,000	5,472,390
2.694% due 06/01/05	66,500,000	66,166,170
2.726% due 06/08/05	35,000,000	34,802,950
2.732% due 06/01/05	61,700,000	61,390,266
2.875% due 06/27/05	29,500,000	29,284,060
Freddie Mac
2.986% due 08/08/05	50,000,000	49,438,500

		321,851,243

U.S. Treasury Bills - 1.78%
2.425% due 05/05/05	750,000	748,282
2.427% due 05/05/05	1,000,000	997,708
2.455% due 05/05/05	1,300,000	1,296,986
2.460% due 05/05/05	750,000	748,258
2.468% due 05/12/05 †	750,000	747,892
2.473% due 05/12/05 †	1,250,000	1,246,479
2.495% due 05/12/05 †	1,000,000	997,158
2.584% due 05/05/05	4,000,000	3,990,238
2.594% due 05/05/05	7,700,000	7,681,136
2.600% due 05/05/05	1,000,000	997,544
2.680% due 06/02/05 †	670,000	666,962
2.682% due 06/02/05 †	300,000	298,640
2.688% due 06/02/05 † ‡	6,820,000	6,789,071
2.710% due 06/02/05 †	500,000	497,733
2.728% due 06/16/05 †	910,000	904,837
2.732% due 06/16/05 †	1,750,000	1,740,070
2.740% due 06/16/05 †	1,880,000	1,869,333
2.745% due 06/16/05 † ‡	11,900,000	11,832,479
2.750% due 06/16/05 †	50,000	49,716
2.760% due 06/16/05 †	25,000	24,858

		44,125,380

Repurchase Agreements - 34.54%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $8,564,464; collateralized by U.S. Treasury Notes 5.500% due 05/15/09 and market value $8,736,044)	8,564,000	8,564,000
UBS Securities Inc 2.400% due 04/01/05 (Dated 03/31/05, repurchase price of $46,003,067; collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/08 and market value $10,851,770; and U.S. Treasury Strips 0.000% due 05/15/09 and market value $36,138,151)	46,000,000	46,000,000
2.510% due 04/01/05 (Dated 03/31/05, repurchase price of $800,055,778; collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/13 and market value $55,015,223; 2.000% due 07/15/14 and market value $155,904,536; 3.000% due 07/15/12 and market value $61,861,337; and U.S. Treasury Strips 0.000% due 08/15/12 - 02/15/16 ± and market value $543,739,818)	800,000,000	800,000,000

		854,564,000

Total Short-Term Investments (Cost $1,881,875,704)		1,880,641,306

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 203.90% (Cost $5,017,083,007)		5,045,006,559

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.79%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $19,499,250)	19,499,250	$19,499,250

TOTAL INVESTMENTS - 204.69% (Cost $5,036,582,257)		5,064,505,809

OTHER ASSETS & LIABILITIES, NET - (104.69%)		(2,590,318,797)

NET ASSETS - 100.00%		$2,474,187,012

Notes to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an approximate aggregate market value of $4,595,255 were segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Euro-Bund 10-Year Notes (06/05)	342	EUR 34,200,000	$368,220
Eurodollar (06/05)	662	$662,000,000	(1,206,098)
U.S. Treasury 10-Year Notes (06/05)	2,214	221,400,000	1,227,625
U.S. Treasury 30-Year Bonds (06/05)	311	31,100,000	71,076
Short Futures Outstanding
U.S. Treasury 5-Year Notes (06/05)	432	43,200,000	(204,943)

			$255,880

(c) Restricted securities as of March 31, 2005:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Morgan Stanley 06/28/04	$35,100,000	$34,994,851	1.41%

(d) Investments sold short outstanding as of March 31, 2005:

	Principal
Type	Amount	Value

U.S. Treasury Notes
3.625% due 05/15/13 #	$2,200,000	$2,088,798
4.250% due 08/15/13 #	29,300,000	28,902,868
4.250% due 11/15/13 #	52,600,000	51,804,846

Total Investments sold short (Proceeds $83,083,042)		$82,796,512

(e) Forward foreign currency contracts outstanding as of March 31, 2005, were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CAD	2,071,000	04/05	$7,388
Sell	EUR	12,850,000	04/05	558,075
Sell	EUR	5,867,000	04/05	(9,739)
Buy	JPY	2,844,226,000	04/05	(584,058)
Buy	PLN	843,000	06/05	(4,781)
Buy	RUB	7,028,000	06/05	(3,200)
Buy	SKK	7,617,000	06/05	(4,603)

				($40,918)

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

(f) Transactions in written options for the period ended March 31, 2005, were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	728	$321,458
Call Options Written	1,072	189,586
Put Options Written	1,072	301,059
Call Options Repurchased	(364)	(174,948)
Put Options Repurchased	(364)	(146,510)

Outstanding, March 31, 2005	2,144	$490,645

(g) Premiums received and value of written options outstanding as of March 31, 2005:

			Expiration	Number of
Counterparty	Type	Strike Price	Date	Contracts	Premium	Value

Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures	$107.00	05/20/05	598	$159,224	$121,469
The Goldman Sachs Group Inc	Put - CBOT U.S. Treasury 10-Year Futures	107.00	05/20/05	474	141,835	96,281
Citigroup Inc	Call - CBOT U.S. Treasury 10-Year Futures	112.00	05/20/05	598	117,301	48,998
The Goldman Sachs Group Inc	Call - CBOT U.S. Treasury 10-Year Futures	112.00	05/20/05	158	24,095	10,065
The Goldman Sachs Group Inc	Call - CBOT U.S. Treasury 10-Year Futures	113.00	05/20/05	316	48,190	9,875

					$490,645	$286,688

(h) Interest rate swaps outstanding as of March 31, 2005:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

The Goldman Sachs Group Inc	6-Month GBP-LIBOR	Pay	5.250%	03/19/06	GBP 22,000,000	$119,529
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	03/15/07	EUR 2,000,000	37,522
JPMorgan Chase & Co	6-Month EUR-LIBOR	Pay	4.000%	03/15/07	2,400,000	33,782
Merrill Lynch & Co	6-Month EUR-LIBOR	Pay	4.000%	03/15/07	1,800,000	38,650
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	4.000%	06/15/07	$182,900,000	(67,031)
Morgan Stanley	3-Month USD-LIBOR	Receive	4.000%	06/15/07	232,100,000	(447,138)
JPMorgan Chase & Co	6-Month GBP-LIBOR	Pay	5.000%	06/15/08	GBP 24,900,000	113,947
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	4.000%	06/15/10	$61,500,000	909,637
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/10	EUR 40,400,000	2,173,340
Citibank NA	6-Month EUR-LIBOR	Pay	4.000%	06/17/10	63,400,000	3,161,836
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	06/15/15	$99,300,000	1,672,304
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	06/15/15	74,000,000	1,224,720
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/15/15	135,800,000	2,011,401
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	06/15/15	112,400,000	1,834,324
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.500%	06/17/15	EUR 17,000,000	1,034,043
JPMorgan Chase & Co	6-Month EUR-LIBOR	Pay	5.000%	06/17/15	20,000,000	1,369,809

						$15,220,675

(i) Credit default swaps outstanding as of March 31, 2005:

		Buy/Sell	Pay/Receive	Expiration	Notional	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	Appreciation

Morgan Stanley	Fannie Mae 7.000% due 05/03/05	Sell	0.200%	05/03/05	$20,000,000	$2,701

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.16%
Financial Services - 0.16%
DG Funding Trust ~	60	$648,750
Fannie Mae	79,653	4,425,720

		5,074,470

Total Preferred Stocks (Cost $4,625,831)		5,074,470

	Principal
	Amount
CORPORATE BONDS & NOTES - 7.12%
Autos & Transportation - 0.88%
DaimlerChrysler NA Holding Corp
3.470% due 05/24/06 §	$1,900,000	1,908,432
6.500% due 11/15/13	6,500,000	6,770,966
Delphi Corp
6.500% due 08/15/13 †	6,200,000	5,103,319
Ford Motor Co
6.500% due 08/01/18 †	3,780,000	3,451,125
7.700% due 05/15/97	2,000,000	1,727,222
General Motors Corp
7.400% due 09/01/25	1,000,000	815,519
8.250% due 07/15/23	6,200,000	5,367,427
Northwest Airlines Inc
10.530% due 01/15/09 ~ à	2,536,737	1,084,889
United Air Lines Inc
9.210% due 01/21/17 ¤	800,000	384,060
9.350% due 04/07/16 ¤	150,000	69,350
9.560% due 10/19/18 ¤	1,441,834	562,769
10.850% due 02/19/15 ¤	1,000,000	375,000

		27,620,078

Consumer Discretionary - 0.12%
Chancellor Media Corp
8.000% due 11/01/08	250,000	269,660
La Quinta Inns Inc
7.400% due 09/15/05	1,210,000	1,228,150
Viacom Inc
7.750% due 06/01/05	2,260,000	2,275,081

		3,772,891

Consumer Staples - 0.10%
The Kroger Co
5.500% due 02/01/13 †	2,900,000	2,944,297
The Procter & Gamble Co
6.875% due 09/15/09	175,000	191,742

		3,136,039

Financial Services - 3.63%
Associates Corp of North America
6.250% due 11/01/08	150,000	159,002
AT&T Capital Corp
6.600% due 05/15/05	2,200,000	2,204,354
Bank of America Corp
4.875% due 01/15/13 †	5,700,000	5,666,718
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,088,050
CIT Group Inc
7.750% due 04/02/12	7,800,000	9,034,428
Citigroup Inc
5.625% due 08/27/12	6,300,000	6,536,804
Countrywide Home Loans Inc
6.250% due 04/15/09	40,000	41,945
Deutsche Telekom International Finance BV (Germany)
8.250% due 06/15/05	9,040,000	9,127,643
Ford Motor Credit Co
3.540% due 06/30/05 §	3,300,000	3,295,911
4.000% due 03/21/07 §	4,300,000	4,310,397
7.875% due 06/15/10	400,000	407,662
General Motors Acceptance Corp
4.750% due 05/19/05 † §	3,400,000	3,401,663
6.875% due 08/28/12	5,150,000	4,595,010
8.000% due 11/01/31	10,475,000	9,144,947
GP Canada Finance Co (Canada)
7.200% due 12/15/06 ~	2,000,000	2,090,000
Household Finance Corp
7.000% due 05/15/12	10,700,000	11,944,485
Morgan Stanley
2.660% due 10/30/05 à §	17,200,000	17,148,474
5.300% due 03/01/13	7,100,000	7,151,724
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	588,008
NationsBank Corp
7.250% due 10/15/25	840,000	1,005,800
Pemex Project Funding Master Trust
9.500% due 09/15/27 ~	220,000	270,600
Postal Square LP
6.500% due 06/15/22	2,120,025	2,283,087
Premium Asset Trust
2.870% due 10/06/05 ~ §	3,700,000	3,702,682
Qwest Capital Funding Inc
7.000% due 08/03/09 †	880,000	829,400
7.750% due 08/15/06	7,300,000	7,418,625

		113,447,419

Integrated Oils - 0.37%
Enterprise Products Operating LP
4.000% due 10/15/07	5,000,000	4,898,025
4.625% due 10/15/09	3,900,000	3,809,723
Norsk Hydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,211,091
Occidental Petroleum Corp
7.200% due 04/01/28	745,000	886,648
8.450% due 02/15/29 †	595,000	804,489

		11,609,976

Materials & Processing - 0.04%
Packaging Corp of America
5.750% due 08/01/13	1,400,000	1,388,477

Utilities - 1.98%
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	1,000,000	1,336,468
Calenergy Co Inc
7.230% due 09/15/05	600,000	609,746
CenterPoint Energy Resources Corp
8.125% due 07/15/05	2,000,000	2,026,950
Comcast Corp
7.050% due 03/15/33	3,000,000	3,366,345
Cox Communications Inc
6.400% due 08/01/08	125,000	130,041
6.800% due 08/01/28 †	110,000	113,854
Entergy Gulf States Inc
3.600% due 06/01/08	6,100,000	5,924,009
GTE California Inc
6.700% due 09/01/09	5,000,000	5,317,670
Lenfest Communications Inc
8.375% due 11/01/05	800,000	818,566
Niagara Mohawk Power Corp
7.625% due 10/01/05	151,220	154,190
7.750% due 05/15/06	2,400,000	2,499,101

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
Pacific Gas & Electric Co
3.260% due 04/03/06 §	$1,250,000	$1,253,551
PSEG Power LLC
6.875% due 04/15/06	350,000	359,964
7.750% due 04/15/11	1,000,000	1,140,409
Qwest Corp
6.875% due 09/15/33 †	1,386,000	1,202,355
9.125% due 03/15/12 ~	1,500,000	1,638,750
SBC Communications Inc
4.125% due 09/15/09	8,200,000	7,983,495
4.206% due 06/01/21 ~	20,300,000	20,335,566
Southern California Edison Co
2.930% due 01/13/06 §	1,200,000	1,202,310
8.000% due 02/15/07 †	1,308,000	1,393,374
Verizon PA Inc
5.650% due 11/15/11 †	2,899,000	2,980,644

		61,787,358

Total Corporate Bonds & Notes (Cost $225,657,575)		222,762,238

MORTGAGE-BACKED SECURITIES - 22.89%
Collateralized Mortgage Obligations - 8.73%
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/32 “ §	118,603	119,489
Bear Stearns Commercial Mortgage Securities
7.000% due 05/20/30 “	2,591,170	2,815,059
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31 “	2,439,102	2,568,280
Commercial Mortgage Pass-Thru Certificates
3.060% due 03/15/20 ~ “ §	11,100,000	11,103,473
Countrywide Home Loan Mortgage Pass-Thru Trust
3.170% due 03/25/35 “ §	14,761,282	14,768,202
CS First Boston Mortgage Securities Corp
3.037% due 03/25/32 ~ “ §	8,571,434	8,604,966
5.750% due 09/22/17 “	1,878,856	1,914,640
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 “	1,200,000	1,317,183
Fannie Mae
2.940% due 05/25/34 “ §	2,564,170	2,557,601
3.234% due 04/18/28 “ §	943,873	949,485
3.284% due 10/18/30 “ §	7,284	7,340
3.350% due 03/25/17 “ §	409,730	413,971
4.000% due 05/25/11 “	1,443,648	1,442,951
5.000% due 04/25/14 - 03/25/21 “ ±	5,592,613	5,604,807
6.250% due 03/25/13 - 10/25/22 “ ±	2,643,913	2,653,497
6.500% due 02/25/09 - 10/25/42 “ ±	7,587,650	7,708,348
Fannie Mae (IO)
0.950% due 03/25/09 “ §	256,836	3,522
First Horizon Alternative Mortgage Securities
4.549% due 03/25/35 “ §	11,700,855	11,737,998
First Nationwide Trust
8.500% due 09/25/31 “	120,421	120,461
Freddie Mac
3.500% due 02/15/10 - 07/15/32 “ ±	66,297,553	66,069,252
4.000% due 07/15/17 “	24,869,280	24,859,131
4.500% due 08/15/09 “	12,931,121	12,995,315
5.000% due 09/15/16 “	6,046,164	6,100,062
6.250% due 04/15/22 “	2,372,868	2,395,608
6.650% due 06/15/23 “	171,155	172,119
7.000% due 09/15/21 “	232,787	232,532
7.500% due 01/15/23 - 10/25/43 “ ±	11,533,966	12,268,325
Freddie Mac (IO)
7.000% due 04/15/23 - 06/15/23 “ ±	28,517	978
GMAC Commercial Mortgage Securities Inc (IO)
0.564% due 05/15/35 “ §	12,672,900	294,180
Government National Mortgage Association
5.500% due 11/20/31 “	246,018	245,735
7.500% due 09/20/26 “	1,275,517	1,334,059
Imperial Savings Association
8.428% due 02/25/18 “ §	7,430	7,436
IndyMac ARM Trust
6.701% due 01/25/32 “ §	368,382	370,408
Lehman Large Loan (IO)
0.319% due 10/12/34 “ §	7,386,263	152,939
MASTR Asset Securitization Trust
5.500% due 09/25/33 “	434,216	431,502
MLCC Mortgage Investors Inc
3.190% due 03/15/25 “ §	11,035,083	11,094,831
Mortgage Capital Funding Inc (IO)
0.847% due 11/20/27 “ §	5,674,783	151,943
Residential Accredit Loans Inc
5.500% due 06/25/17 “	896,291	902,981
Sequoia Mortgage Trust
3.200% due 07/20/33 “ §	6,661,799	6,645,806
Small Business Administration Inc
4.754% due 08/10/14 “	4,995,825	4,958,557
7.452% due 09/01/10 “	296,073	315,462
7.640% due 03/10/10 “	418,540	447,926
8.017% due 02/10/10 “	491,945	528,675
Structured Asset Mortgage Investments Inc
3.477% due 02/25/30 “ §	211,710	212,427
6.440% due 06/25/29 “ §	29,388	29,405
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 “	2,764,465	2,835,507
Washington Mutual Inc
2.998% due 01/25/45 “ §	12,250,880	12,278,611
3.120% due 12/25/27 “ §	18,679,187	18,672,565
3.433% due 02/27/34 “ §	5,394,074	5,373,650
5.131% due 10/25/32 “ §	1,123,815	1,136,679
Washington Mutual MSC Mortgage Pass-Thru Certificates
5.092% due 02/25/33 “ §	2,795,460	2,815,645
5.750% due 12/25/32 “	283,390	283,968

		273,025,492

Fannie Mae - 11.17%
3.275% due 03/01/33 “ §	2,490,890	2,524,933
4.079% due 05/01/36 “ §	346,788	355,048
4.084% due 04/01/27 “ §	318,354	331,290
4.181% due 12/01/22 “ §	102,643	105,495
4.187% due 05/01/36 “ §	342,069	350,252
4.200% due 11/01/23 “ §	131	135
4.206% due 01/01/23 “ §	402,622	414,219
4.222% due 01/01/25 “ §	152,609	157,376
4.276% due 05/01/36 “ §	10,743,493	11,001,292
4.819% due 12/01/34 “ §	22,367,133	22,292,362
5.000% due 03/01/34 “	436,469	428,094
5.116% due 09/01/34 “ §	5,870,203	5,928,021
5.500% due 12/01/14 - 04/01/35 “ ±	32,629,436	32,895,907
5.500% due 04/13/35 # “	196,400,000	196,706,777
6.000% due 04/01/16 - 07/01/23 “ ±	56,265,093	57,927,750
6.500% due 09/01/05 - 01/01/30 “ ±	14,486,441	15,132,276
6.825% due 08/01/09 “	946,980	1,016,190
6.875% due 08/01/09 “	947,560	1,018,432

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
6.900% due 09/01/09 “	$563,574	$607,083
8.000% due 04/01/30 - 08/01/30 “ ±	80,462	86,649

		349,279,581

Federal Housing Authority - 0.27%
7.422% due 09/01/19 “	768,225	774,764
7.430% due 10/01/20 - 10/01/24 “ ±	7,474,545	7,538,157

		8,312,921

Freddie Mac - 1.26%
3.656% due 05/01/23 “ §	38,200	39,616
4.000% due 07/01/18 “	8,420	8,080
4.295% due 01/01/28 “ §	158,324	162,913
5.500% due 03/01/23 - 01/01/30 “ ±	16,330,603	16,477,648
5.770% due 03/01/32 “ §	1,966,846	1,998,060
5.898% due 03/01/32 “ §	777,047	788,201
5.908% due 07/01/32 “ §	456,392	460,106
6.000% due 07/01/06 - 10/01/22 “ ±	9,887,248	10,188,826
6.011% due 05/01/32 “ §	427,905	430,641
6.500% due 01/01/15 - 05/01/17 “ ±	8,478,831	8,871,671

		39,425,762

Government National Mortgage Association - 1.46%
2.750% due 03/20/32 “ §	598,941	601,608
3.000% due 03/20/32 - 01/20/33 “ § ±	3,101,894	3,124,381
3.250% due 03/20/28 - 03/20/29 “ § ±	208,337	210,480
3.375% due 05/20/22 - 06/20/32 “ § ±	16,384,438	16,647,580
3.500% due 09/20/30 - 03/20/33 “ § ±	6,145,387	6,242,728
3.750% due 07/20/23 - 03/20/29 “ § ±	2,187,889	2,217,590
4.000% due 03/20/33 “ §	519,969	529,316
4.125% due 12/20/22 - 12/20/32 “ § ±	7,573,531	7,691,042
4.250% due 08/20/20 - 07/20/24 “ § ±	341,833	351,696
4.625% due 11/20/24 “ §	211,107	214,428
6.000% due 08/15/31 “	51,333	52,878
7.500% due 04/15/30 - 12/15/31 “ ±	540,450	579,875
8.000% due 12/15/29 - 08/15/32 “ ±	3,014,956	3,251,424
8.500% due 09/15/16 - 01/15/31 “ ±	3,640,681	3,966,203
9.000% due 02/15/17 - 04/15/20 “ ±	46,402	50,967
9.500% due 04/15/18 “	548	609
10.000% due 05/15/19 - 02/15/25 “ ±	63,552	71,588

		45,804,393

Total Mortgage-Backed Securities (Cost $716,063,284)		715,848,149

ASSET-BACKED SECURITIES - 3.12%
Ameriquest Mortgage Securities Inc
3.670% due 10/25/31 “ §	3,000,000	3,008,673
Bank One Issuance Trust
2.860% due 10/15/08 “ §	14,600,000	14,613,936
Capital Auto Receivables Asset Trust
2.860% due 01/16/06 “ §	2,371,579	2,373,178
Chase Credit Card Master Trust
3.650% due 10/15/07 “ §	7,700,000	7,707,219
Chase Funding Loan Acquisition Trust
3.090% due 04/25/31 “ §	74,617	74,696
CitiFinancial Mortgage Securities Inc
3.160% due 05/25/33 “ §	2,111,164	2,114,771
ContiMortgage Home Equity Loan Trust
6.470% due 12/25/13 “ §	1,180,346	1,186,587
Countrywide Asset-Backed Certificates
2.940% due 06/25/22 “ §	2,993,161	2,995,009
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 “	236,418	238,732
Fannie Mae Grantor Trust
2.890% due 08/15/26 “ §	15,845,565	15,854,730
IMC Home Equity Loan Trust
6.340% due 08/20/29 “ §	898,298	897,286
MBNA Master Credit Card Trust
6.450% due 02/15/08 “	2,500,000	2,518,569
Mid-State Trust
7.340% due 07/01/35 “	3,048,554	3,223,872
7.791% due 03/15/38 “	1,277,867	1,400,379
8.330% due 04/01/30 “	7,958,386	8,499,244
ML CLO XX Pilgrim America Cayman Ltd (Cayman)
3.383% due 06/23/10 “ §	504,444	503,497
NPF XII Inc
2.200% due 12/01/03 ~ “ § ¤	6,000,000	470,432
Oakwood Mortgage Investors Inc
6.890% due 11/15/32 “	1,000,000	317,956
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 “	784,000	128,100
Renaissance Home Equity Loan Trust
3.030% due 02/25/35 “ §	9,172,299	9,178,658
3.290% due 08/25/33 “ §	3,065,117	3,079,283
Residential Asset Mortgage Products Inc
3.000% due 06/25/24 “ §	1,102,677	1,103,501
Residential Asset Securities Corp
2.970% due 06/25/25 “ §	3,757,746	3,760,065
2.980% due 04/25/35 “ # §	11,000,000	10,994,906
Sallie Mae
2.900% due 04/25/11 “ §	1,312,848	1,316,599
Structured Asset Securities Corp
3.140% due 01/25/33 “ §	70,834	71,158

Total Asset-Backed Securities (Cost $97,203,419)		97,631,036

U.S. GOVERNMENT AGENCY ISSUES - 0.89%
Fannie Mae
5.000% due 07/29/19	17,000,000	16,927,359
Small Business Administration Participation Certificates
6.120% due 09/01/21	3,821,011	4,012,102
Tennessee Valley Authority
4.875% due 12/15/16	6,500,000	6,742,658

Total U.S. Government Agency Issues (Cost $28,031,055)		27,682,119

U.S. TREASURY OBLIGATIONS - 10.10%
U.S. Treasury Bonds - 4.12%
6.000% due 02/15/26 †	105,800,000	121,062,496
7.250% due 08/15/22 †	6,100,000	7,799,661

		128,862,157

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Inflation Protected Securities - 4.02%
1.875% due 07/15/13 † ^	$13,185,648	$13,419,667
2.000% due 07/15/14 † ^	94,181,822	96,229,146
3.375% due 01/15/07 † ^	14,442,720	15,166,575
3.875% due 01/15/09 ^	872,048	961,968

		125,777,356

U.S. Treasury Notes - 1.96%
1.625% due 04/30/05 †	20,300,000	20,287,333
3.000% due 12/31/06 †	41,400,000	40,887,385

		61,174,718

Total U.S. Treasury Obligations (Cost $317,557,340)		315,814,231

FOREIGN GOVERNMENT BONDS - 7.41%
Bundesrepublik Deutschland (Germany)
4.500% due 01/04/13	EUR 4,300,000	5,985,318
5.000% due 07/04/11	1,200,000	1,711,497
6.250% due 01/04/30	12,900,000	22,183,659
6.500% due 07/04/27	13,600,000	23,856,882
France Government Bond OAT (France)
4.750% due 04/25/35	3,900,000	5,593,977
5.750% due 10/25/32	13,100,000	21,507,176
Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~	8,100,000	8,188,574
Hydro Quebec (Canada)
8.625% due 06/15/29	1,000,000	1,457,263
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,152,370
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	467,278
Republic of Brazil (Brazil)
3.063% due 04/15/06 §	3,948,000	3,947,203
3.125% due 04/15/09 §	1,336,836	1,308,589
3.125% due 04/15/12 §	988,243	933,561
8.000% due 04/15/14	623,913	621,597
11.250% due 07/26/07	250,000	280,250
11.500% due 03/12/08 †	12,620,000	14,279,530
12.250% due 03/06/30	1,250,000	1,518,750
Republic of Panama (Panama)
8.250% due 04/22/08	1,500,000	1,605,000
8.875% due 09/30/27	8,500,000	9,180,000
9.375% due 01/16/23	9,500,000	10,687,500
10.750% due 05/15/20	290,000	361,050
Republic of Peru (Peru)
5.000% due 03/07/17 §	940,500	868,097
9.125% due 02/21/12 †	11,860,000	13,401,800
9.875% due 02/06/15	2,000,000	2,320,000
Republic of South Africa (S. Africa)
7.375% due 04/25/12	320,000	352,800
9.125% due 05/19/09	500,000	570,625
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §	27,370,000	28,067,935
8.250% due 03/31/10	1,400,000	1,511,440
Spanish Government Bond (Spain)
5.750% due 07/30/32 #	EUR 8,700,000	14,281,181
State of Qatar (Qatar)
9.500% due 05/21/09	$230,000	269,962
United Mexican States (Mexico)
8.000% due 09/24/22	6,500,000	7,393,750
8.300% due 08/15/31	15,900,000	18,245,250
8.375% due 01/14/11	3,750,000	4,276,875

	Notional
	Amount
United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/05 §	21,250,000	297,500
0.000% due 06/30/06 §	21,250,000	552,500
0.000% due 06/30/07 §	21,250,000	499,375

Total Foreign Government Bonds (Cost $219,318,943)		231,736,114

	Principal
	Amount
MUNICIPAL BONDS - 2.55%
Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,179,943
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,230,168
California State Economic Recovery ‘A’
5.250% due 07/01/13	5,500,000	6,052,610
Cook County IL ‘B’
5.250% due 11/15/14	5,000,000	5,504,850
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,251,680
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	400,000	410,744
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	5,500,000	6,316,970
Honolulu City & County HI ‘A’
5.000% due 07/01/23	3,080,000	3,230,766
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,101,590
King City Washington Sewer Revenue ‘A’
5.000% due 01/01/35	4,700,000	4,804,716
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,095,890
New Mexico Mortgage Finance Authority ‘F-1’
7.070% due 03/01/28	260,000	274,721
New York City Municipal Water Finance Authority
7.470% due 06/15/35	7,395,000	7,811,191
New York City Transitional Finance Authority ‘B’
4.750% due 11/01/23	1,000,000	1,015,780
Pierce County School District WA
5.000% due 12/01/23	3,000,000	3,143,490
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	510,095
South Central Regional Water Authority Revenue CT ‘B-1’
5.000% due 08/01/26	3,210,000	3,360,806
State of Georgia
7.450% due 05/01/20	1,375,000	1,541,128
Tobacco Settlement Authority IA ‘B’
5.600% due 06/01/35	1,200,000	1,133,352
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	3,890,000	3,847,327
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37	1,515,000	1,508,440
6.125% due 06/01/42	1,220,000	1,223,026
6.750% due 06/01/39	3,535,000	3,715,285
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,744,928
6.250% due 06/01/42	900,000	903,510
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,220,000	6,305,649
Virginia Housing Development Authority ‘H-1’
5.350% due 07/01/31	1,500,000	1,529,325

Total Municipal Bonds (Cost $76,351,471)		79,747,980

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Notional
	Amount	Value
PURCHASED CALL OPTION - 0.08%
30-Year Swaption (3-Month LIBOR vs. 5.750%) OTC Strike @ $5.75 Exp. 04/27/09 Broker: Lehman Brothers Holdings Inc	$28,200,000	$2,572,150

Total Purchased Call Option (Cost $1,459,770)		2,572,150

	Number of
	Contracts
PURCHASED PUT OPTIONS - 0.04%
Eurodollar (06/05) Futures CME Strike @ $94.25 Exp. 06/13/05 Broker: Merrill Lynch & Co Inc	764	4,775
Eurodollar (06/05) Futures CME Strike @ $94.75 Exp. 06/13/05 Broker: The Goldman Sachs Group Inc	770	4,813
Eurodollar (06/05) Futures CME Strike @ $96.00 Exp. 06/13/05 Broker: The Goldman Sachs Group Inc	309	1,931
Eurodollar (12/05) Futures CME Strike @ $93.75 Exp. 12/19/05 Broker: Merrill Lynch & Co Inc	2,379	14,869
Eurodollar (12/05) Futures CME Strike @ $94.00 Exp. 12/19/05 Broker: Merrill Lynch & Co Inc	2,077	12,981
Eurodollar (03/06) Futures CME Strike @ $92.75 Exp. 03/13/06 Broker: The Goldman Sachs Group Inc	1,264	7,900

Notional
Amount
30-Year Swaption (3-Month LIBOR vs. 6.250%) OTC Strike @ $6.25 Exp. 04/27/09 Broker: Lehman Brothers Holdings Inc	$28,200,000	1,105,835

	Number of
	Contracts
U.S. Treasury 10-Year Notes (06/05) CBOT Strike @ $102.00 Exp. 05/20/05 Broker: Citigroup Inc	1,302	20,344
U.S. Treasury 30-Year Bonds (06/05) CBOT Strike @ $101.00 Exp. 05/20/05 Broker: The Bear Stearns Co Inc	2,410	37,656

Total Purchased Put Options (Cost $2,124,970)		1,211,104

	Principal
	Amount
SHORT-TERM INVESTMENTS - 66.11%
Certificates of Deposit - 4.83%
Bank of America Corp
2.480% due 04/06/05	$400,000	400,000
2.610% due 04/20/05	2,400,000	2,400,000
Citibank NA
2.675% due 04/29/05	70,700,000	70,700,000
Wells Fargo & Co
2.790% due 04/13/05	77,700,000	77,700,000

		151,200,000

Commercial Paper - 13.03%
Fortis Funding LLC
2.540% due 04/22/05	40,000,000	39,939,333
ING US Funding LLC
2.700% due 05/27/05	53,000,000	52,777,400
Lloyds TSB Bank PLC (United Kingdom)
2.685% due 05/27/05	50,000,000	49,791,167
Rabobank USA Financial Corp
2.820% due 04/01/05	85,700,000	85,700,000
Total SA (France)
2.830% due 04/01/05	85,700,000	85,700,000
UBS Finance DE LLC
2.775% due 04/25/05	85,400,000	85,242,010
2.830% due 04/01/05	4,600,000	4,600,000
2.975% due 07/14/05	3,700,000	3,667,181

		407,417,091

Foreign Government Issues - 10.95%
French Treasury Bills (France)
1.905% due 06/30/05	EUR 54,000,000	69,623,271
1.907% due 06/23/05	31,500,00	40,642,566
1.925% due 06/23/06	49,000,000	63,221,770
1.986% due 09/01/05	23,000,000	29,553,880
German Treasury Bills (Germany)
1.936% due 07/13/05	75,000,000	96,675,654
Spain Letras del Tesoro (Spain)
1.870 due 06/17/05#	33,330,000	43,027,036

		342,744,177

U.S. Government Agency Issues - 14.05%
Fannie Mae
2.390% due 04/15/05	$2,900,000	2,897,305
2.507% due 04/20/05	1,900,000	1,897,418
2.640% due 06/02/05	42,100,000	41,884,869
2.645% due 06/01/05	30,900,000	30,744,882
2.660% due 06/06/05	30,900,000	30,731,595
2.685% due 06/13/05	82,400,000	81,899,832
2.694% due 06/01/05	64,100,000	63,778,218
2.695% due 05/25/05	21,606,000	21,515,579
2.784% due 06/15/05	40,000,000	39,750,400
2.875% due 06/27/05	38,100,000	37,821,108
Federal Home Loan Bank
2.470% due 04/01/05	86,579,000	86,579,000

		439,500,206

U.S. Treasury Bills - 15.88%
2.425% due 05/05/05 ☐	1,000,000	997,710
2.427% due 05/05/05 ☐	500,000	498,854
2.460% due 05/05/05 †	500,000	498,838
2.468% due 05/12/05 ☐	1,000,000	997,190
2.473% due 05/12/05 ☐	1,000,000	997,184
2.495% due 05/12/05 ☐	1,250,000	1,246,448
2.533% due 05/19/05 †	31,200,000	31,094,648
2.540% due 05/12/05 †	1,250,000	1,246,384
2.543% due 05/12/05 †	1,250,000	1,246,380
2.560% due 06/16/05 †	60,600,000	60,256,156
2.675% due 06/02/05	3,000,000	2,986,395
2.677% due 06/02/05	500,000	497,732
2.685% due 06/02/05 ‡	20,750,000	20,655,899
2.690% due 06/02/05	620,000	617,188
2.693% due 06/02/05 †	1,680,000	1,672,381
2.695% due 06/02/05 ☐	32,750,000	32,601,479
2.710% due 06/02/05 ☐	9,245,000	9,203,074
2.728% due 06/16/05 † ☐	3,000,000	2,982,978
2.732% due 06/16/05 ☐	8,750,000	8,700,352
2.740% due 06/16/05 ‡	16,970,000	16,873,712
2.745% due 06/16/05 ☐	500,000	497,163
2.750% due 06/16/05 ‡	590,000	586,652

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
2.755% due 06/16/05 ☐	$2,180,000	$2,167,631
3.116% due 08/18/05 #	300,000,000	297,639,000

		496,761,428

Repurchase Agreements - 7.37%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $4,970,269; collateralized by U.S. Treasury Notes 5.500% due 05/15/09 and market value $5,085,868)	4,970,000	4,970,000
UBS Securities Inc 2.400% due 04/01/05 (Dated 03/31/05, repurchase price of $71,004,733; collateralized by U.S. Treasury Bills 2.925% due 09/01/05 and market value $72,452,863)	71,000,000	71,000,000
2.510% due 04/01/05 (Dated 03/31/05, repurchase price of $154,631,781; collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/28 and market value $16,481,690; and U.S. Treasury Strips 0.000% due 08/15/25 - 08/15/26 ± and market value $143,992,810)	154,621,000	154,621,000

		230,591,000

Total Short-Term Investments (Cost $2,072,914,482)		2,068,213,902

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 120.47% (Cost $3,761,308,140)		3,768,293,493

	Shares
SECURITIES LENDING COLLATERAL - 14.35%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $448,763,318)	448,763,318	448,763,318

TOTAL INVESTMENTS - 134.82% (Cost $4,210,071,458)		4,217,056,811

OTHER ASSETS & LIABILITIES, NET - (34.82%)		(1,089,037,178)

NET ASSETS - 100.00%		$3,128,019,633

Notes to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an approximate aggregate market value of $28,385,673 were segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Euro-Bund 10-Year Notes (06/05)	1,566	EUR 156,600,000	$2,060,893
Eurodollar (06/05)	2,360	$2,360,000,000	(3,627,138)
Eurodollar (09/05)	1,631	1,631,000,000	(2,590,402)
Eurodollar (12/05)	4,187	4,187,000,000	(2,865,305)
Eurodollar (12/06)	252	252,000,000	226,800
Japanese Government 10-Year Bond (06/05)	33	JPY 3,300,000,000	436,529
Municipal Bond (06/05)	6	$600,000	(767)
U.S. Treasury 5-Year Notes (06/05)	416	41,600,000	(154,966)
U.S. Treasury 10-Year Notes (06/05)	10,733	1,073,300,000	(8,380,063)
U.S. Treasury 30-Year Bonds (06/05)	2,617	261,700,000	(1,673,952)
Short Futures Outstanding

United Kingdom 90-Day GBP-LIBOR (12/05) Strike @ $94.25 Purchased Put Options	447	GBP 223,500,000	321,681

			($16,246,690)

(c) Restricted securities as of March 31, 2005:

Issuer and			Value as a %
Acquisition Dates	Cost	Value	of Net Assets

Morgan Stanley 06/28/04	$17,200,000	$17,148,474	0.55%
Northwest Airlines Inc 10/29/97	2,902,354	1,084,889	0.03%

	$20,102,354	$18,233,363	0.58%

(d) Investments sold short outstanding as of March 31, 2005:

	Principal
Type	Amount	Value

U.S. Treasury Notes
3.250% due 08/15/07 #	$259,300,000	$255,886,575
3.625% due 05/15/13 #	145,000,000	137,670,830
4.000% due 11/15/12 #	56,100,000	54,785,184

Total Investments sold short (Proceeds $451,260,813)		$448,342,589

(e) Transactions in written options for the period ended March 31, 2005, were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	603,601,417	$10,423,023
Call Options Written	1,368	258,491
Put Options Written	1,926	666,893
Call Options Expired	(15,800,000)	(66,360)
Put Options Expired	(76,800,000)	(1,356,118)
Call Options Repurchased	(61,000,812)	(2,072,605)
Put Options Repurchased	(605)	(281,325)

Outstanding, March 31, 2005	450,003,294	$7,571,999

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

(f) Premiums received and value of written options outstanding as of March 31, 2005:

		Pay/Receive
		Floating Rate
		Based on	Exercise	Expiration	Notional
Counterparty	Type	3-Month LIBOR	Rate	Date	Amount	Premium	Value

Lehman Brothers Holdings Inc	Call - OTC 7-Year Swaption	Receive	4.000%	09/23/05	$56,600,000	$854,660	$57,279
Merrill Lynch & Co Inc	Call - OTC 7-Year Swaption	Receive	4.000%	09/23/05	10,900,000	291,030	11,031
Merrill Lynch & Co Inc	Put - OTC 7-Year Swaption	Pay	6.000%	09/23/05	10,900,000	369,510	15,947
Morgan Stanley	Put - OTC 7-Year Swaption	Pay	6.000%	09/23/05	15,000,000	41,400	21,945
Lehman Brothers Holdings Inc	Put - OTC 7-Year Swaption	Pay	7.000%	09/23/05	41,600,000	640,640	3,245
JPMorgan Chase & Co	Call - OTC 7-Year Swaption	Receive	4.000%	10/31/05	157,500,000	2,464,875	221,445
JPMorgan Chase & Co	Put - OTC 7-Year Swaption	Pay	7.000%	10/31/05	157,500,000	1,984,500	29,610

			Strike Price		Number of Contracts

Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures		$106.00	05/20/05	684	125,685	74,813
Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures		107.00	05/20/05	684	243,248	138,938
JPMorgan Chase & Co	Put - CBOT U.S. Treasury 10-Year Futures		108.00	05/20/05	173	80,445	70,281
Citigroup Inc	Call - CBOT U.S. Treasury 10-Year Futures		111.00	05/20/05	684	179,122	149,625
Citigroup Inc	Call - CBOT U.S. Treasury 10-Year Futures		112.00	05/20/05	684	79,368	53,437
Citigroup Inc	Put - CBOT U.S. Treasury 30-Year Futures		108.00	05/20/05	219	108,336	78,703
Citigroup Inc	Put - CBOT U.S. Treasury 30-Year Futures		109.00	05/20/05	166	109,180	90,781

						$7,571,999	$1,017,080

(g) Forward foreign currency contracts outstanding as of March 31, 2005, were as follows:

				Unrealized
				Appreciation
Contracts to buy or to sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	BRL	1,664,000	04/05	$27,171
Buy	BRL	1,665,000	05/05	(12,593)
Buy	BRL	2,233,000	06/05	21,516
Buy	BRL	21,413,000	09/05	(40,740)
Buy	BRL	17,955,000	09/05	33,620
Buy	CLP	517,656,000	05/05	(25,292)
Buy	CLP	450,273,000	06/05	5,278
Buy	CLP	107,406,000	08/05	(1,324)
Buy	CNY	90,821,250	09/05	(332,171)
Sell	CNY	90,821,250	09/05	300,949
Buy	EUR	19,489,000	04/05	(905,749)
Buy	EUR	1,032,000	04/05	8,166
Sell	EUR	258,186,000	04/05	7,533,219
Sell	EUR	11,056,000	04/05	(18,352)
Sell	EUR	54,000,000	06/05	157,788
Sell	EUR	33,330,000	06/05	(197,789)
Sell	GBP	4,675,000	04/05	124,540
Buy	INR	53,199,000	06/05	(8,977)
Buy	JPY	5,016,159,000	04/05	(1,030,062)
Buy	KRW	652,200,000	05/05	6,843
Buy	KRW	876,800,000	06/05	(12,727)
Buy	MXN	20,660,000	06/05	9,845
Buy	PEN	2,721,000	06/05	(57)
Buy	PLN	2,214,000	05/05	(17,493)
Buy	PLN	2,223,000	06/05	(12,607)
Buy	RUB	15,966,000	05/05	452
Buy	RUB	22,645,000	06/05	(10,312)
Buy	SGD	952,000	05/05	(3,746)
Buy	SGD	1,267,000	06/05	(12,914)
Buy	SKK	26,143,000	06/05	(15,798)
Buy	TWD	18,550,000	05/05	(1,611)
Buy	TWD	24,676,000	06/05	(29,430)

				$5,539,643

(h) Securities with an aggregate market value of $55,737,631 were pledged as collateral for swap and swaption contracts as of March 31, 2005.

(i) Credit default swaps outstanding as of March 31, 2005:

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Lehman Brothers Holdings Inc	Russian Federation 5.000% due 03/31/30	Sell	1.000%	07/24/05	$900,000	$1,358
Lehman Brothers Holdings Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.150%	06/20/06	1,000,000	—
Merrill Lynch & Co Inc	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	6,900,000	(33,216)
The Goldman Sachs Group Inc	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	2,000,000	(6,615)

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

HSBC Bank USA NA	General Motors Acceptance Corp
	6.875% due 08/28/12	Sell	3.670%	06/20/07	$1,800,000	$—
HSBC Bank USA NA	General Motors Corp 7.125% due 07/15/13	Sell	3.750%	06/20/07	4,800,000	—
Lehman Brothers Holdings Inc	Johnson & Johnson 3.800% due 05/15/13	Buy	0.110%	12/20/08	7,900,000	(7,311)
Lehman Brothers Holdings Inc	The Home Depot Inc 5.375% due 04/01/06	Buy	0.120%	12/20/08	7,900,000	(17,066)
Bank of America Corp	E.I. du Pont de Nemours 6.875% due 10/15/09	Buy	0.130%	12/20/08	7,200,000	(9,166)
Barclays Bank PLC	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	0.140%	12/20/08	800,000	(1,728)
Citigroup Inc	Wal-Mart Stores Inc 6.875% due 08/10/10	Buy	0.140%	12/20/08	12,600,000	(27,218)
Lehman Brothers Holdings Inc	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	0.140%	12/20/08	400,000	(864)
Credit Suisse Group	Wal-Mart Stores Inc 3.375% due 10/01/09	Buy	0.150%	12/20/08	1,300,000	(3,259)
Barclays Bank PLC	Eli Lilly & Co 6.000% due 03/15/12	Buy	0.160%	12/20/08	8,700,000	(19,452)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	0.210%	12/20/08	6,000,000	(6,010)
Merrill Lynch & Co Inc	Gannett Co Inc 6.375% due 04/01/12	Buy	0.220%	12/20/08	2,200,000	(1,949)
Lehman Brothers Holdings Inc	Costco Wholesale Corp 5.500% due 03/15/07	Buy	0.240%	12/20/08	1,700,000	(6,875)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	0.260%	12/20/08	10,000,000	(47,382)
The Bear Stearns Cos Inc	Eaton Corp 5.750% due 07/15/12	Buy	0.280%	12/20/08	8,000,000	(44,091)
Barclays Bank PLC	FedEx Corp 7.250% due 02/15/11	Buy	0.290%	12/20/08	2,400,000	(9,698)
Citigroup Inc	FedEx Corp 7.250% due 02/15/12	Buy	0.290%	12/20/08	3,500,000	(14,143)
Lehman Brothers Holdings Inc	Whirlpool Corp 8.600% due 05/01/10	Buy	0.290%	12/20/08	3,800,000	5,818
The Bear Stearns Cos Inc	TRW Inc 7.125% due 06/01/09	Buy	0.290%	12/20/08	1,000,000	(1,307)
UBS Securities Inc	TRW Inc 7.125% due 06/01/10	Buy	0.290%	12/20/08	1,100,000	(1,438)
Lehman Brothers Holdings Inc	Masco Tech Inc 5.875% due 07/15/12	Buy	0.300%	12/20/08	3,300,000	(3,172)
Merrill Lynch & Co Inc	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	0.320%	12/20/08	4,900,000	(24,338)
The Bear Stearns Cos Inc	Hewlett-Packard Co 6.500% due 07/01/12	Buy	0.320%	12/20/08	9,600,000	(33,578)
Lehman Brothers Holdings Inc	RadioShack Corp 7.375% due 05/15/11	Buy	0.350%	12/20/08	3,300,000	3,662
Credit Suisse Group	Federated Department Stores Inc
	6.625% due 04/01/11	Buy	0.410%	12/20/08	1,300,000	(4,839)
Credit Suisse Group	Lockheed Martin Corp 8.200% due 12/01/09	Buy	0.440%	12/20/08	1,300,000	(8,194)
ABN Amro Securities LLC	Carnival Corp 6.150% due 04/15/08	Buy	0.480%	12/20/08	1,100,000	(10,967)
Lehman Brothers Holdings Inc	Northrop Grumman Corp 7.125% due 02/15/11	Buy	0.480%	12/20/08	3,200,000	(25,209)
Credit Suisse Group	The Walt Disney Co 6.375% due 03/01/12	Buy	0.530%	12/20/08	1,300,000	(14,550)
Lehman Brothers Holdings Inc	Lockheed Martin Corp 8.200% due 12/01/09	Buy	0.530%	12/20/08	3,200,000	(30,134)
Credit Suisse Group	Clear Channel Communications Inc
	7.650% due 09/15/10	Buy	0.610%	12/20/08	1,300,000	1,630
Barclays Bank PLC	The Walt Disney Co 6.375% due 03/01/12	Buy	0.670%	12/20/08	3,900,000	(62,548)
Credit Suisse Group	Albertson's Inc 7.500% due 02/15/11	Buy	0.680%	12/20/08	1,300,000	(8,695)
Credit Suisse Group	Goodrich Corp 7.625% due 12/15/12	Buy	0.900%	12/20/08	1,300,000	(27,124)
Lehman Brothers Holdings Inc	Goodrich Corp 7.625% due 12/15/13	Buy	0.970%	12/20/08	3,200,000	(74,515)
The Bear Stearns Cos Inc	Capital One Financial Corp
	4.875% due 05/15/08	Buy	1.090%	12/20/08	2,200,000	(43,786)
JPMorgan Chase & Co	Capital One Financial Corp
	8.750% due 02/01/07	Buy	1.350%	12/20/08	900,000	(25,957)

						($643,926)

(j) Interest rate swaps outstanding as of March 31, 2005:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

UBS Securities Inc	3-Month USD-LIBOR	Receive	3.500%	08/18/05	$300,000,000	($59,115)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	3.000%	06/15/06	2,000,000	(19,759)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	08/15/07	221,900,000	(6,784,242)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/07	13,600,000	(190,046)
Bank of America Corp	3-Month USD-LIBOR	Pay	4.000%	06/15/10	32,600,000	(680,390)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	06/15/10	243,700,000	(5,086,224)
Greenwich Capital Markets	3-Month USD-LIBOR	Pay	4.000%	06/15/10	103,400,000	(1,630,705)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	4.000%	06/15/10	58,500,000	(1,052,140)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/15/10	97,700,000	(2,037,127)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY 2,490,000,000	(1,113,088)
The Goldman Sachs Group Inc	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	786,100,000	(325,726)
UBS Securities Inc	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	1,000,000,000	(520,804)
Citibank NA	6-Month EUR-LIBOR	Receive	5.000%	06/17/12	EUR 31,000,000	(212,828)
UBS Securities Inc	6-Month EUR-LIBOR	Receive	5.000%	12/15/14	220,700,000	(24,089,377)
JPMorgan Chase & Co	6-Month GBP-LIBOR	Pay	5.000%	03/15/15	GBP 21,100,000	(300,895)
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	06/15/15	$91,400,000	2,126,592
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/15/15	33,800,000	503,615
JPMorgan Chase & Co	3-Month USD-LIBOR	Receive	5.000%	06/15/15	47,000,000	799,463
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	06/15/15	103,000,000	2,190,095
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/15/15	86,500,000	1,372,838
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	06/15/15	168,900,000	4,467,726

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Greenwich Capital Markets	3-Month USD-LIBOR	Receive	6.000%	06/15/25	$46,500,000	$433,878
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	6.175%	05/22/30	EUR 3,580,000	(1,447,148)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	06/18/34	GBP 5,700,000	(184,931)
Morgan Stanley	6-Month GBP-LIBOR	Receive	5.000%	06/18/34	5,400,000	81,474
UBS Securities Inc	6-Month GBP-LIBOR	Receive	5.000%	06/18/34	3,100,000	(67,931)
JPMorgan Chase & Co	6-Month EUR-LIBOR	Pay	6.000%	06/18/34	EUR 23,400,000	2,311,771

						($31,515,024)

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.29%
Autos & Transportation - 5.80%
Arkansas Best Corp	177,700	$6,713,506
ArvinMeritor Inc	427,100	6,607,237
Frontline Ltd † (Bermuda)	87,400	4,282,600
Ship Finance International Ltd † (Bermuda)	3,940	79,982
Teekay Shipping Corp † (Bahamas)	113,200	5,088,340
Tidewater Inc	212,300	8,249,978
USF Corp	162,500	7,842,250

		38,863,893

Consumer Discretionary - 10.53%
Banta Corp	152,800	6,539,840
Bob Evans Farms Inc †	245,800	5,764,010
Brown Shoe Co Inc	151,300	5,185,051
Burlington Coat Factory Warehouse Corp	249,700	7,166,390
Handleman Co	305,000	5,782,800
Intrawest Corp (Canada)	305,400	5,842,302
Kellwood Co †	245,300	7,062,187
Landry’s Restaurants Inc	239,000	6,911,880
Libbey Inc	134,200	2,818,200
Russell Corp †	267,600	4,838,208
Sturm Ruger & Co Inc	219,600	1,521,828
The Cato Corp ‘A’	168,000	5,418,000
World Fuel Services Corp †	180,800	5,695,200

		70,545,896

Consumer Staples - 6.31%
Casey’s General Stores Inc	286,600	5,150,202
Chiquita Brands International Inc †	66,700	1,786,226
Fresh Del Monte Produce Inc † (Cayman)	253,300	7,730,716
Ruddick Corp	277,900	6,433,385
Sanderson Farms Inc †	75,300	3,253,713
Sensient Technologies Corp	298,900	6,444,284
Universal Corp VA	157,500	7,208,775
Weis Markets Inc †	115,600	4,262,172

		42,269,473

Energy - 9.87%
Arch Coal Inc	130,100	5,595,601
Berry Petroleum Co ‘A’	151,600	7,799,820
Cabot Oil & Gas Corp	138,200	7,621,730
Frontier Oil Corp †	205,000	7,433,300
Holly Corp	220,100	8,203,127
Massey Energy Co	155,100	6,210,204
Penn Virginia Corp	165,400	7,591,860
Range Resources Corp †	354,000	8,269,440
St. Mary Land & Exploration Co	147,900	7,402,395

		66,127,477

Financial Services - 15.11%
AMCORE Financial Inc	154,400	4,361,800
AmerUs Group Co †	157,100	7,422,975
BancorpSouth Inc †	191,800	3,958,752
CBL & Associates Properties Inc †	65,400	4,676,754
Commercial Federal Corp	195,200	5,397,280
Delphi Financial Group Inc ‘A’	145,199	6,243,557
Equity One Inc	350,400	7,214,736
First Industrial Realty Trust Inc †	164,600	6,226,818
Healthcare Realty Trust Inc	175,900	6,409,796
Hilb Rogal & Hobbs Co †	141,700	5,072,860
HRPT Properties Trust †	416,400	4,959,324
LandAmerica Financial Group Inc	119,900	5,998,597
Nationwide Health Properties Inc †	292,500	5,911,425
New Plan Excel Realty Trust Inc	127,900	3,211,569
Old National Bancorp IN †	218,206	4,429,577
Scottish Re Group Ltd † (Bermuda)	327,200	7,368,544
Shurgard Storage Centers Inc ‘A’ †	133,700	5,479,026
Susquehanna Bancshares Inc	210,500	5,131,990
Washington Federal Inc	72,688	1,694,357

		101,169,737

Health Care - 5.02%
Arrow International Inc †	193,300	6,639,855
Invacare Corp †	134,600	6,007,198
Landauer Inc †	84,000	3,993,360
Owens & Minor Inc	263,400	7,151,310
Perrigo Co	364,400	6,978,260
West Pharmaceutical Services Inc	117,600	2,810,640

		33,580,623

Materials & Processing - 20.23%
Acuity Brands Inc †	226,200	6,107,400
Agnico-Eagle Mines Ltd † (Canada)	690,000	10,039,500
Albany International Corp ‘A’	187,900	5,802,352
Barnes Group Inc †	142,700	3,877,159
Commercial Metals Co	286,000	9,692,540
Corn Products International Inc	234,000	6,081,660
Ennis Inc	112,900	1,910,268
Goldcorp Inc (Canada)	341,200	4,848,452
Harsco Corp	115,900	6,908,799
IAMGOLD Corp † (Canada)	983,100	6,036,234
IPSCO Inc † (Canada)	188,400	9,608,400
Lennox International Inc †	338,900	7,428,688
Lubrizol Corp	184,800	7,510,272
Methanex Corp (Canada)	352,300	6,845,189
Mueller Industries Inc	236,000	6,643,400
Potlatch Corp	65,500	3,083,085
Rock-Tenn Co ‘A’	237,200	3,154,760
RPM International Inc	306,300	5,599,164
Universal Forest Products Inc	122,400	4,755,240
Valmont Industries Inc	208,700	4,658,184
WD-40 Co	215,500	7,001,595
York International Corp †	201,800	7,906,524

		135,498,865

Multi-Industry - 1.97%
Lancaster Colony Corp	150,400	6,399,520
Teleflex Inc	132,400	6,776,232

		13,175,752

Producer Durables - 5.33%
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	205,300	9,039,359
Crane Co	227,300	6,543,967
Curtiss-Wright Corp †	121,900	6,948,300
Lincoln Electric Holdings Inc †	214,500	6,452,160
Regal-Beloit Corp †	233,400	6,719,586

		35,703,372

Technology - 0.74%
Cubic Corp †	211,400	4,003,916
Methode Electronics Inc	76,700	928,837

		4,932,753

Utilities - 10.38%
Atmos Energy Corp	222,500	6,007,500
Cleco Corp †	308,700	6,575,310
Duquesne Light Holdings Inc †	341,100	6,112,512
Energen Corp	115,300	7,678,980
National Fuel Gas Co †	170,700	4,880,313
Northwest Natural Gas Co	175,400	6,344,218
Peoples Energy Corp	152,800	6,405,376
Southwest Gas Corp	8,500	205,360
UGI Corp	158,200	7,185,444
Vectren Corp	232,000	6,180,480

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Western Gas Resources Inc †	210,800	$7,262,060
WGL Holdings Inc	150,200	4,650,192

		69,487,745

Total Common Stocks (Cost $497,624,438)		611,355,586

	Principal
	Amount
SHORT-TERM INVESTMENT - 8.88%
Repurchase Agreement - 8.88%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $59,487,222; collateralized by U.S. Treasury Bonds 8.875% due 02/15/19 and market value $463,127; U.S. Treasury Notes 3.625% due 07/15/09 and market value $7,934,563; 4.250% due 11/15/14 and market value $103,950; and 4.875% due 02/15/12 and market value $52,175,875)	$59,484,000	59,484,000

Total Short-Term Investment (Cost $59,484,000)		59,484,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.17%
(Cost $557,108,438)		670,839,586

	Shares
SECURITIES LENDING COLLATERAL - 17.96%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $120,306,482)	120,306,482	120,306,482

TOTAL INVESTMENTS - 118.13% (Cost $677,414,920)		791,146,068

OTHER ASSETS & LIABILITIES, NET - (18.13%)		(121,411,070)

NET ASSETS - 100.00%		$669,734,998

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.90%
Asset-Backed Securities - 3.03%
GE Commercial Equipment Financing LLC
2.810% due 11/20/05 “ §	$10,327,866	$10,327,866
Honda Auto Receivables Owner Trust
2.093% due 11/18/05 “	5,435,799	5,435,799
Nissan Auto Receivables Owner Trust
1.930% due 09/15/05 “	7,626,188	7,626,188
2.640% due 01/17/06 “	11,105,408	11,105,408

		34,495,261

Commercial Paper - 62.04%
3M Co
2.720% due 04/20/05	27,000,000	26,961,240
2.730% due 04/22/05	19,800,000	19,768,469
Abbott Laboratories
2.720% due 04/14/05	30,000,000	29,970,533
American Honda Finance Corp
2.730% due 04/27/05	13,100,000	13,074,171
BMW U.S. Capital LLC
2.760% due 04/25/05	4,500,000	4,491,720
Canadian Wheat Board (Canada)
2.610% due 04/04/05	25,000,000	24,994,562
2.670% due 04/18/05	16,000,000	15,979,827
Caterpillar Financial Services Corp
2.720% due 04/11/05	38,900,000	38,870,609
Colgate-Palmolive Co
2.720% due 04/20/05	4,000,000	3,994,258
2.730% due 04/21/05	20,563,000	20,531,813
Electricite de France (France)
2.750% due 04/22/05	20,000,000	19,967,917
Emerson Electric Co
2.680% due 04/01/05	3,800,000	3,800,000
2.740% due 04/26/05	36,200,000	36,131,119
Equitable Resources Inc
2.750% due 04/04/05	5,050,000	5,048,843
2.760% due 04/21/05	11,000,000	10,983,133
2.780% due 04/19/05	27,600,000	27,561,636
First Data Corp
2.750% due 04/06/05	1,800,000	1,799,312
Fortune Brands Inc
2.700% due 05/03/05	600,000	598,560
Gannett Co Inc
2.600% due 04/18/05	14,000,000	13,982,811
2.740% due 04/05/05	10,000,000	9,996,956
2.750% due 04/08/05	19,835,000	19,824,394
General Electric Capital Corp
2.750% due 04/28/05	700,000	698,556
Government of Canada (Canada)
2.750% due 04/08/05	23,950,000	23,937,193
International Business Machines Corp
2.740% due 04/25/05	23,000,000	22,957,987
2.760% due 05/09/05	25,000,000	24,927,167
Kimberly-Clark Worldwide Inc
2.720% due 04/25/05	15,600,000	15,571,712
2.740% due 04/18/05	20,000,000	19,974,122
2.750% due 05/13/05	14,000,000	13,955,083
Merck & Co Inc
2.750% due 04/28/05	34,600,000	34,528,638
Morgan Stanley
2.790% due 04/13/05	20,410,000	20,391,019
PepsiCo Inc
2.710% due 04/12/05	20,000,000	19,983,439
2.720% due 04/20/05	25,200,000	25,163,824
2.750% due 05/09/05	2,360,000	2,353,149
Pfizer Inc
2.730% due 04/26/05	13,500,000	13,474,406
The Coca-Cola Co
2.730% due 04/15/05	25,000,000	24,973,458
Toyota Motor Credit Corp
2.670% due 04/07/05	25,000,000	24,988,875
United Parcel Service Inc
2.520% due 04/01/05	26,100,000	26,100,000
Wal-Mart Stores Inc
2.680% due 04/14/05	31,000,000	30,969,999
2.720% due 04/06/05	12,300,000	12,295,353

		705,575,863

Corporate Notes - 11.00%
American Express Credit Corp
2.860% due 06/24/05 §	24,500,000	24,503,271
American Honda Finance Corp
2.711% due 12/06/05 ~ §	7,800,000	7,800,000
Bank of Nova Scotia (Canada)
2.780% due 06/24/05 §	24,675,000	24,673,998
Fifth Third Bancorp
2.810% due 04/21/06 ~ §	18,725,000	18,725,000
Pfizer Inc
2.690% due 11/04/05 §	14,780,000	14,780,000
Toyota Motor Credit Corp
2.820% due 08/09/05 §	10,000,000	10,003,863
UBS AG Stamford CT
2.950% due 09/22/05 §	24,640,000	24,633,217

		125,119,349

U.S. Government Agency Issues - 23.81%
Fannie Mae
1.360% due 05/03/05	24,500,000	24,497,644
1.810% due 05/27/05	24,750,000	24,750,000
2.750% due 07/26/05 §	49,000,000	48,998,443
Federal Home Loan Bank
1.470% due 05/04/05	24,500,000	24,500,000
1.660% due 05/16/05	24,750,000	24,750,000
2.510% due 11/04/05	24,600,000	24,600,000
2.630% due 04/05/05	22,900,000	22,893,308
2.720% due 09/16/05 §	26,905,000	26,900,825
2.750% due 03/07/06 §	24,500,000	24,500,000
2.875% due 03/03/06 §	24,450,000	24,450,000

		270,840,220

Repurchase Agreement - 0.02%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $209,011; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $217,250)	209,000	209,000

Total Short-Term Investments (Amortized Cost $1,136,239,693)		1,136,239,693

TOTAL INVESTMENTS - 99.90% (Amortized Cost $1,136,239,693)		1,136,239,693

OTHER ASSETS & LIABILITIES, NET - 0.10%		1,082,865

NET ASSETS - 100.00%		$1,137,322,558

Note to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.15%
Autos & Transportation - 0.09%
General Motors Corp 4.500%	28,700	$674,450

Financial Services - 0.06%
Fannie Mae 5.375%	5	468,558

Total Convertible Preferred Stocks (Cost $1,202,289)		1,143,008

PREFERRED STOCKS - 0.44%
Financial Services - 0.44%
Sovereign REIT ~	22,000	3,371,500

Total Preferred Stocks (Cost $1,958,000)		3,371,500

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Loral Space & Communications Ltd * Exp. 12/27/06	9,250	139

Financial Services - 0.00%
Ono Finance PLC * + ~ (United Kingdom) Exp. 03/16/11	5,000	190

Utilities - 0.00%
Metricom Inc * Exp. 02/15/10	3,000	30
NTELOS Inc * ~ Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		399

COMMON STOCKS - 0.04%
Utilities - 0.04%
Call-Net Enterprises Inc ‘B’ * † (Canada)	55,944	324,475

Total Common Stocks (Cost $566,235)		324,475

EXCHANGE TRADED FUNDS - 0.43%
NASDAQ-100 Index Tracking Stock †	10,000	365,500
Standard & Poor’s Depository
Receipts Trust 1 †	25,000	2,950,000

Total Exchange Traded Funds (Cost $3,001,100)		3,315,500

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 96.71%
Autos & Transportation - 3.61%
Amsted Industries Inc
10.250% due 10/15/11 ~	$2,000,000	2,190,000
Aviall Inc
7.625% due 07/01/11	2,000,000	2,090,000
Delco Remy International Inc
6.660% due 04/15/09 §	250,000	251,563
9.375% due 04/15/12 †	2,000,000	1,690,000
Dura Operating Corp
8.625% due 04/15/12 †	2,500,000	2,318,750
GulfMark Offshore Inc
7.750% due 07/15/14 ~	1,000,000	1,035,000
Keystone Automotive Operations Inc
9.750% due 11/01/13	500,000	505,000
Navistar International Corp
6.250% due 03/01/12 ~	2,000,000	1,910,000
7.500% due 06/15/11 †	1,000,000	1,012,500
Northwest Airlines Corp
10.000% due 02/01/09 †	2,500,000	1,575,000
Northwest Airlines Inc
8.875% due 06/01/06	1,000,000	850,000
Quality Distribution LLC
9.000% due 11/15/10	1,000,000	985,000
Rexnord Corp
10.125% due 12/15/12	1,000,000	1,105,000
Tenneco Automotive Inc
8.625% due 11/15/14 † ~	1,000,000	977,500
10.250% due 07/15/13	4,000,000	4,480,000
TRW Automotive Inc
9.375% due 02/15/13	2,677,000	2,891,160
11.000% due 02/15/13 †	902,000	1,014,750
United Components Inc
9.375% due 06/15/13	1,000,000	1,002,500

		27,883,723

Consumer Discretionary - 23.25%
Adelphia Communications Corp
10.875% due 10/01/10 ¤	1,000,000	890,000
Alderwoods Group Inc
7.750% due 09/15/12 ~	500,000	513,750
Allied Waste North America Inc
7.250% due 03/15/15 ~	3,000,000	2,865,000
7.875% due 04/15/13 †	2,000,000	2,005,000
8.500% due 12/01/08	3,000,000	3,090,000
8.875% due 04/01/08	3,000,000	3,116,250
9.250% due 09/01/12 †	1,000,000	1,075,000
AMC Entertainment Inc
8.000% due 03/01/14 †	2,000,000	1,920,000
Ames True Temper Inc
6.640% due 01/15/12 ~ §	1,000,000	945,000
Caesars Entertainment Inc
7.875% due 03/15/10	1,500,000	1,642,500
CanWest Media Inc (Canada)
10.625% due 05/15/11	2,000,000	2,190,000
Carriage Services Inc
7.875% due 01/15/15 ~	1,000,000	1,010,000
CBD Media Holdings LLC
9.250% due 07/15/12 †	2,000,000	2,050,000
CBD Media Inc
8.625% due 06/01/11	1,000,000	1,035,000
CCO Holdings LLC
8.750% due 11/15/13	1,000,000	1,005,000
Charter Communications Holdings LLC
10.750% due 10/01/09	2,000,000	1,650,000
11.750% due 01/15/10 †	2,500,000	2,156,250

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
Charter Communications Holdings II LLC
10.250% due 09/15/10	$4,000,000	$4,100,000
Charter Communications Operating LLC
8.000% due 04/30/12 ~	4,000,000	4,000,000
8.375% due 04/30/14 ~	1,000,000	1,010,000
Corrections Corp of America
6.250% due 03/15/13 ~	1,000,000	965,000
7.500% due 05/01/11	7,000,000	7,122,500
CSC Holdings Inc
7.625% due 04/01/11	2,000,000	2,090,000
7.875% due 12/15/07	2,000,000	2,090,000
Dex Media East LLC
9.875% due 11/15/09	1,000,000	1,105,000
Dex Media Inc
8.000% due 11/15/13	1,500,000	1,560,000
Dex Media West LLC
8.500% due 08/15/10	1,000,000	1,072,500
9.875% due 08/15/13	3,418,000	3,828,160
DIRECTV Holdings LLC
8.375% due 03/15/13	1,000,000	1,087,500
EchoStar DBS Corp
6.625% due 10/01/14 ~	4,500,000	4,370,625
Entravision Communications Corp
8.125% due 03/15/09	3,000,000	3,142,500
Finlay Fine Jewelry Corp
8.375% due 06/01/12	1,500,000	1,425,000
Fisher Scientific International Inc
8.000% due 09/01/13	1,000,000	1,092,500
Granite Broadcasting Corp
9.750% due 12/01/10 †	2,000,000	1,870,000
Gray Television Inc
9.250% due 12/15/11	2,000,000	2,170,000
Herbst Gaming Inc
8.125% due 06/01/12	1,500,000	1,567,500
Inn of the Mountain Gods Resort & Casino
12.000% due 11/15/10	1,000,000	1,180,000
Intrawest Corp (Canada)
7.500% due 10/15/13	3,500,000	3,526,250
Iron Mountain Inc
7.750% due 01/15/15	1,000,000	992,500
8.625% due 04/01/13	2,000,000	2,030,000
Isle of Capri Casinos Inc
7.000% due 03/01/14 †	1,000,000	995,000
Jo-Ann Stores Inc
7.500% due 03/01/12	2,000,000	2,052,500
Kerzner International Ltd (Bahamas)
8.875% due 08/15/11	2,000,000	2,155,000
Landry’s Restaurants Inc
7.500% due 12/15/14 ~	3,000,000	2,925,000
Levi Strauss & Co
8.625% due 04/01/13 ~	EUR 1,500,000	1,957,858
Mandalay Resort Group
10.250% due 08/01/07	$3,750,000	4,096,875
Mediacom Broadband LLC
11.000% due 07/15/13 †	1,000,000	1,075,000
Medianews Group Inc
6.375% due 04/01/14 †	1,000,000	955,000
6.875% due 10/01/13	3,500,000	3,447,500
MGM MIRAGE
6.000% due 10/01/09	1,000,000	991,250
6.750% due 09/01/12	2,500,000	2,531,250
9.750% due 06/01/07	2,500,000	2,700,000
Mohegan Tribal Gaming Authority
6.125% due 02/15/13 ~	500,000	492,500
6.875% due 02/15/15 ~	250,000	248,750
7.125% due 08/15/14	1,000,000	1,007,500
Morris Publishing Group LLC
7.000% due 08/01/13 †	3,000,000	2,985,000
Nebraska Book Co Inc
8.625% due 03/15/12	3,000,000	2,917,500
Penn National Gaming Inc
6.750% due 03/01/15 ~	1,000,000	990,000
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,552,500
Pinnacle Entertainment Inc
8.250% due 03/15/12	2,000,000	2,010,000
PRIMEDIA Inc
8.000% due 05/15/13	3,000,000	3,075,000
8.875% due 05/15/11	2,500,000	2,618,750
R.H. Donnelley Inc
8.875% due 12/15/10 †	1,500,000	1,642,500
10.875% due 12/15/12	1,500,000	1,736,250
Riddell Bell Holdings Inc
8.375% due 10/01/12 ~	2,000,000	2,060,000
River Rock Entertainment Authority
9.750% due 11/01/11	3,000,000	3,300,000
Salem Communications Corp
7.750% due 12/15/10	3,000,000	3,123,750
Sealy Mattress Co
8.250% due 06/15/14 †	4,000,000	4,190,000
Service Corp International
6.750% due 04/01/16	1,000,000	965,000
Simmons Bedding Co
7.875% due 01/15/14	1,750,000	1,793,750
Sinclair Broadcast Group Inc
8.000% due 03/15/12	5,500,000	5,637,500
8.750% due 12/15/11	2,000,000	2,110,000
Six Flags Inc
8.875% due 02/01/10 †	2,000,000	1,890,000
9.625% due 06/01/14	2,000,000	1,855,000
Sleepmaster LLC
11.000% due 05/15/09 + ¤	2,341,972	—
Speedway Motorsports Inc
6.750% due 06/01/13	1,000,000	1,015,000
Susquehanna Media Co
7.375% due 04/15/13	1,000,000	1,035,000
The Geo Group Inc
8.250% due 07/15/13	3,500,000	3,587,500
The Interpublic Group of Cos Inc
5.400% due 11/15/09	3,000,000	2,887,500
The Pep Boys-Manny, Moe & Jack
7.500% due 12/15/14 †	1,500,000	1,447,500
United Rentals North America Inc
6.500% due 02/15/12	2,000,000	1,955,000
Vertrue Inc
9.250% due 04/01/14	1,500,000	1,552,500
Videotron Ltee (Canada)
6.875% due 01/15/14	3,000,000	3,030,000
Warner Music Group
7.375% due 04/15/14	1,000,000	1,035,000
Williams Scotsman Inc
9.875% due 06/01/07 †	2,500,000	2,500,000
Worldspan LP
9.024% due 02/15/11 ~ §	1,000,000	975,000
Wynn Las Vegas LLC
6.625% due 12/01/14 ~	2,000,000	1,910,000

		179,569,768

Consumer Staples - 3.10%
Chaoda Modern Agriculture Holdings Ltd (Cayman)
7.750% due 02/08/10 ~	5,000,000	4,650,000
Chiquita Brands International Inc
7.500% due 11/01/14	1,000,000	1,000,000
Dole Food Co Inc
7.250% due 06/15/10 †	3,000,000	3,045,000
8.875% due 03/15/11 †	1,000,000	1,080,000

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
Pinnacle Foods Holding Corp
8.250% due 12/01/13	$1,000,000	$860,000
Reddy Ice Group Inc
8.875% due 08/01/11	1,000,000	1,117,500
Roundy’s Inc
8.875% due 06/15/12 †	2,000,000	2,150,000
Smithfield Foods Inc
7.000% due 08/01/11	4,000,000	4,115,000
Stater Brothers Holdings Inc
6.510% due 06/15/10 §	5,000,000	4,975,000
8.125% due 06/15/12	1,000,000	970,000

		23,962,500

Energy - 7.87%
AmeriGas Partners LP
8.875% due 05/20/11	3,000,000	3,195,000
ANR Pipeline Co
8.875% due 03/15/10	1,000,000	1,086,411
Calpine Corp
8.500% due 07/15/10 ~	2,000,000	1,580,000
9.625% due 09/30/14 ~	1,000,000	1,007,500
Chesapeake Energy Corp
6.375% due 06/15/15 ~	1,000,000	992,500
7.000% due 08/15/14	500,000	517,500
7.500% due 09/15/13	1,000,000	1,060,000
Comstock Resources Inc
6.875% due 03/01/12	1,500,000	1,500,000
Denbury Resources Inc
7.500% due 04/01/13	1,000,000	1,030,000
Dynegy Holdings Inc
9.875% due 07/15/10 ~	6,500,000	6,995,625
El Paso Corp
7.000% due 05/15/11 †	5,000,000	4,825,000
El Paso Natural Gas Co
7.625% due 08/01/10	3,000,000	3,160,836
Gazprom OAO (Russia)
9.625% due 03/01/13 ~	3,000,000	3,442,500
Hanover Compressor Co
0.000% due 03/31/07	2,500,000	2,212,500
9.000% due 06/01/14	1,000,000	1,075,000
Hanover Equipment Trust ‘A’
8.500% due 09/01/08 †	3,000,000	3,142,500
Hanover Equipment Trust ‘B’
8.750% due 09/01/11 †	3,000,000	3,180,000
NRG Energy Inc
8.000% due 12/15/13 ~	4,694,000	4,987,375
Peabody Energy Corp
6.875% due 03/15/13 †	2,000,000	2,070,000
Plains Exploration & Production Co
8.750% due 07/01/12	2,000,000	2,190,000
Reliant Energy Inc
6.750% due 12/15/14	2,000,000	1,875,000
Stone Energy Corp
6.750% due 12/15/14	2,000,000	1,950,000
Texas Genco LLC
6.875% due 12/15/14 ~	3,000,000	3,022,500
The Williams Cos Inc
8.125% due 03/15/12 †	1,500,000	1,650,000
The Williams Cos Inc Credit Linked Certificate Trust
6.750% due 04/15/09 ~	2,000,000	2,045,000
Universal Compression Inc
7.250% due 05/15/10 †	1,000,000	1,027,500

		60,820,247

Financial Services - 9.72%
Arch Western Finance LLC
6.750% due 07/01/13	3,000,000	3,030,000
BCP Crystal US Holdings Corp
9.625% due 06/15/14 ~	2,600,000	2,977,000
Borden U.S. Finance Corp
7.410% due 07/15/10 ~ §	2,000,000	2,080,000
9.000% due 07/15/14 ~	1,000,000	1,085,000
Calpine Canada Energy Finance ULC (Canada)
8.500% due 05/01/08	142,000	101,530
Couche-Tard US LP
7.500% due 12/15/13	2,000,000	2,110,000
DI Finance
9.500% due 02/15/13 ~	2,000,000	1,952,500
Dollar Financial Group Inc
9.750% due 11/15/11	3,500,000	3,745,000
Dow Jones CDX HY
7.750% due 12/29/09 † ~	7,500,000	7,331,250
E*TRADE Financial Corp
8.000% due 06/15/11 †	3,000,000	3,105,000
Eircom Funding (Ireland)
8.250% due 08/15/13	1,500,000	1,638,750
Elan Finance PLC (Ireland)
6.490% due 11/15/11 † ~ §	2,000,000	1,510,000
Fairfax Financial Holdings Ltd (Canada)
7.750% due 04/26/12	2,000,000	1,940,000
FelCor Lodging LP
9.000% due 06/01/11 †	4,250,000	4,590,000
Gaz Capital SA (Russia)
8.625% due 04/28/34 ~	1,000,000	1,117,500
Global Cash Access LLC
8.750% due 03/15/12 †	1,000,000	1,075,000
Harvest Operations Corp (Canada)
7.875% due 10/15/11	1,000,000	992,500
Host Marriott LP
6.375% due 03/15/15 ~	2,000,000	1,920,000
7.000% due 08/15/12	3,000,000	2,985,000
7.125% due 11/01/13 †	1,000,000	997,500
K&F Acquisition Inc
7.750% due 11/15/14 ~	2,000,000	1,950,000
La Quinta Properties Inc
8.875% due 03/15/11	2,000,000	2,170,000
Level 3 Financing Inc
10.750% due 10/15/11 † ~	2,000,000	1,765,000
MeriStar Hospitality Corp
9.000% due 01/15/08 †	2,000,000	2,080,000
Refco Finance Holdings LLC
9.000% due 08/01/12 ~	5,000,000	5,325,000
RMCC Acquisition Co
9.500% due 11/01/12 † ~	1,000,000	985,000
Senior Housing Properties Trust
7.875% due 04/15/15	1,500,000	1,612,500
The FINOVA Group Inc
7.500% due 11/15/09	1,890,000	826,875
Thornburg Mortgage Inc
8.000% due 05/15/13	5,000,000	5,225,000
Universal City Florida Holding Co
7.493% due 05/01/10 ~ §	1,000,000	1,040,000
8.375% due 05/01/10 ~	500,000	512,500
Ventas Realty LP
6.625% due 10/15/14	250,000	249,375
8.750% due 05/01/09	1,000,000	1,092,500
9.000% due 05/01/12	2,000,000	2,280,000
Western Financial Bank
9.625% due 05/15/12	1,500,000	1,672,500

		75,069,780

Health Care - 6.20%
Ardent Health Services Inc
10.000% due 08/15/13	2,000,000	2,380,000
CDRV Investors Inc
0.000% due 01/01/15 ~ §	3,500,000	2,126,250
Community Health Systems Inc
6.500% due 12/15/12 ~	2,000,000	1,960,000

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
DaVita Inc
6.625% due 03/15/13 ~	$2,000,000	$1,990,000
7.250% due 03/15/15 ~	1,000,000	985,000
Encore Medical Corp
9.750% due 10/01/12 ~	2,000,000	1,960,000
Extendicare Health Services Inc
6.875% due 05/01/14	1,000,000	992,500
9.500% due 07/01/10	1,500,000	1,648,125
HCA Inc
5.500% due 12/01/09	1,000,000	993,789
IASIS Healthcare LLC
8.750% due 06/15/14	3,000,000	3,142,500
Medical Device Manufacturing Inc
10.000% due 07/15/12	1,500,000	1,612,500
PacifiCare Health Systems Inc
10.750% due 06/01/09	1,625,000	1,803,750
Psychiatric Solutions Inc
10.625% due 06/15/13	1,500,000	1,672,500
Rural/Metro Corp
9.875% due 03/15/15 ~	1,000,000	1,032,500
Select Medical Corp
7.625% due 02/01/15 ~	2,000,000	2,010,000
Tenet Healthcare Corp
6.500% due 06/01/12	1,000,000	925,000
9.250% due 02/01/15 ~	1,000,000	1,002,500
9.875% due 07/01/14	2,000,000	2,090,000
The Jean Coutu Group PJC Inc (Canada)
7.625% due 08/01/12 †	1,500,000	1,537,500
Triad Hospitals Inc
7.000% due 05/15/12	1,000,000	1,015,000
7.000% due 11/15/13	1,000,000	987,500
United Surgical Partners International Inc
10.000% due 12/15/11	2,000,000	2,215,000
Valeant Pharmaceuticals International
7.000% due 12/15/11	4,500,000	4,567,500
Vanguard Health Holding Co II LLC
9.000% due 10/01/14	2,000,000	2,115,000
VWR International Inc
8.000% due 04/15/14	3,000,000	3,052,500
Warner Chilcott Corp
8.750% due 02/01/15 ~	2,000,000	2,020,000

		47,836,914

Integrated Oils - 1.40%
CITGO Petroleum Corp
6.000% due 10/15/11	1,000,000	992,500
SESI LLC
8.875% due 05/15/11	2,500,000	2,681,250
The Premcor Refining Group Inc
7.500% due 06/15/15	2,000,000	2,065,000
7.750% due 02/01/12 †	3,000,000	3,112,500
Titan Petrochemicals Group Ltd (Bermuda)
8.500% due 03/18/12 ~	1,000,000	940,000
Venoco Inc
8.750% due 12/15/11 ~	1,000,000	1,035,000

		10,826,250

Materials & Processing - 14.30%
Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	2,000,000	1,970,000
Ainsworth Lumber Co Ltd (Canada)
6.750% due 03/15/14 †	1,000,000	955,000
6.840% due 10/01/10 ~ §	2,000,000	2,040,000
7.250% due 10/01/12 ~	2,000,000	1,970,000
Asia Aluminum Holdings Ltd (Bermuda)
8.000% due 12/23/11 ~	2,000,000	1,930,000
Berry Plastics Corp
10.750% due 07/15/12	2,500,000	2,831,250
Bowater Inc
6.500% due 06/15/13 †	3,000,000	2,872,500
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,637,500
Cascades Inc (Canada)
7.250% due 02/15/13	1,000,000	1,030,000
Constar International Inc
6.149% due 02/15/12 ~ §	500,000	502,500
Crown European Holdings SA (France)
9.500% due 03/01/11	3,000,000	3,307,500
10.875% due 03/01/13	1,000,000	1,165,000
Equistar Chemicals LP
10.625% due 05/01/11	4,000,000	4,510,000
Freeport-McMoRan Copper & Gold Inc
6.875% due 02/01/14	3,000,000	2,970,000
10.125% due 02/01/10	2,000,000	2,230,000
Georgia-Pacific Corp
7.375% due 07/15/08	3,000,000	3,157,500
8.875% due 02/01/10	1,500,000	1,681,875
Gerdau Ameristeel Corp (Canada)
10.375% due 07/15/11	2,000,000	2,240,000
Graham Packaging Co Inc
8.500% due 10/15/12 ~	2,000,000	2,010,000
9.875% due 10/15/14 ~	2,000,000	2,010,000
Graphic Packaging International Corp
8.500% due 08/15/11	2,000,000	2,110,000
Great Lakes Dredge & Dock Corp
7.750% due 12/15/13 †	1,000,000	835,000
Hercules Inc
6.750% due 10/15/29	2,000,000	1,970,000
Huntsman LLC
11.625% due 10/15/10	1,300,000	1,527,500
12.000% due 07/15/12 ~	660,000	775,500
Jefferson Smurfit Corp
8.250% due 10/01/12	3,000,000	3,097,500
Lyondell Chemical Co
9.500% due 12/15/08	2,000,000	2,150,000
9.625% due 05/01/07	1,000,000	1,077,500
9.875% due 05/01/07 †	500,000	515,000
10.500% due 06/01/13 †	1,000,000	1,155,000
11.125% due 07/15/12	1,000,000	1,155,000
Methanex Corp (Canada)
8.750% due 08/15/12 †	2,000,000	2,320,000
Millar Western Forest Products Ltd (Canada)
7.750% due 11/15/13	1,000,000	995,000
Millennium America Inc
9.250% due 06/15/08 †	2,000,000	2,155,000
Mueller Group Inc
7.493% due 11/01/11 §	1,000,000	1,020,000
Nalco Co
7.750% due 11/15/11	1,000,000	1,045,000
8.875% due 11/15/13	2,000,000	2,150,000
Neenah Paper Inc
7.375% due 11/15/14 ~	500,000	482,500
Nortek Inc
8.500% due 09/01/14	4,000,000	3,880,000
Nova Chemicals Corp (Canada)
6.500% due 01/15/12	2,000,000	2,060,000
Novelis Inc (Canada)
7.250% due 02/15/15 ~	2,000,000	1,970,000
Owens-Brockway Glass Containers Inc
6.750% due 12/01/14 ~	1,000,000	985,000
7.750% due 05/15/11	2,500,000	2,631,250
8.250% due 05/15/13 †	2,000,000	2,125,000
8.750% due 11/15/12	2,000,000	2,195,000
8.875% due 02/15/09	3,000,000	3,217,500
PQ Corp
7.500% due 02/15/13 ~	1,000,000	990,000

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
Rhodia SA (France)
7.625% due 06/01/10 †	$2,500,000	$2,475,000
8.000% due 06/01/10 ~	EUR 1,000,000	1,302,775
Rockwood Specialties Group Inc
7.625% due 11/15/14 ~	1,000,000	1,315,738
Silgan Holdings Inc
6.750% due 11/15/13	$2,000,000	2,030,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	3,000,000	3,198,750
Smurfit-Stone Container Enterprises Inc
8.375% due 07/01/12	1,500,000	1,556,250
Tembec Industries Inc (Canada)
8.500% due 02/01/11 †	1,000,000	952,500
Trimas Corp
9.875% due 06/15/12	3,000,000	3,075,000
Valmont Industries Inc
6.875% due 05/01/14 †	1,000,000	995,000
Vedanta Resources PLC (United Kingdom)
6.625% due 02/22/10 ~	2,000,000	1,934,400
WCI Communities Inc
6.625% due 03/15/15 † ~	1,000,000	955,000

		110,400,288

Multi-Industry - 0.74%
J.B. Poindexter & Co Inc
8.750% due 03/15/14 ~	2,000,000	2,000,000
Sequa Corp
8.875% due 04/01/08	3,000,000	3,165,000
9.000% due 08/01/09	500,000	537,500

		5,702,500

Producer Durables - 8.08%
Alliant Techsystems Inc
8.500% due 05/15/11	2,500,000	2,662,500
American Tower Corp
7.125% due 10/15/12	2,500,000	2,500,000
7.500% due 05/01/12 †	2,000,000	2,040,000
American Towers Inc
7.250% due 12/01/11	1,500,000	1,556,250
Case New Holland Inc
6.000% due 06/01/09 ~	1,000,000	955,000
9.250% due 08/01/11 ~	3,000,000	3,210,000
Crown Castle International Corp
7.500% due 12/01/13 †	3,000,000	3,307,500
9.375% due 08/01/11	3,500,000	3,823,750
Dresser Inc
9.375% due 04/15/11	4,000,000	4,260,000
Dresser-Rand Group Inc
7.375% due 11/01/14 ~	1,000,000	1,005,000
FIMEP SA (France)
10.500% due 02/15/13	1,000,000	1,135,000
Meritage Homes Corp
6.250% due 03/15/15 ~	2,000,000	1,890,000
Park-Ohio Industries Inc
8.375% due 11/15/14 ~	3,000,000	2,910,000
Rayovac Corp
8.500% due 10/01/13 †	4,000,000	4,140,000
SBA Communications Corp
8.500% due 12/01/12 ~	1,500,000	1,560,000
Standard Pacific Corp
9.500% due 09/15/10 †	2,500,000	2,650,000
Terex Corp
7.375% due 01/15/14	4,500,000	4,612,500
9.250% due 07/15/11	2,000,000	2,190,000
10.375% due 04/01/11	2,500,000	2,731,250
The Manitowoc Co Inc
7.125% due 11/01/13	1,000,000	1,035,000
10.500% due 08/01/12 †	812,000	925,680
TransDigm Inc
8.375% due 07/15/11	2,000,000	2,062,500
Vought Aircraft Industries Inc
8.000% due 07/15/11	2,000,000	1,980,000
Xerox Corp
6.875% due 08/15/11	3,000,000	3,071,250
7.125% due 06/15/10 †	3,000,000	3,116,250
7.625% due 06/15/13	1,000,000	1,050,000

		62,379,430

Technology - 3.01%
Amkor Technology Inc
9.250% due 02/15/08 †	4,000,000	3,840,000
Freescale Semiconductor Inc
5.410% due 07/15/09 §	3,000,000	3,093,750
6.875% due 07/15/11	3,000,000	3,101,250
Sanmina-SCI Corp
6.750% due 03/01/13 ~	6,000,000	5,655,000
Solectron Corp
7.375% due 03/01/06 †	2,000,000	2,050,000
9.625% due 02/15/09 †	1,000,000	1,082,500
STATS ChipPAC Ltd (Singapore)
6.750% due 11/15/11 ~	3,000,000	2,850,000
The Titan Corp
8.000% due 05/15/11 †	1,500,000	1,567,500

		23,240,000

Utilities - 15.43%
Allegheny Energy Supply Co LLC
8.250% due 04/15/12 † ~	142,000	151,230
AT&T Corp
9.050% due 11/15/11	3,000,000	3,423,750
Cablevision Systems Corp
6.669% due 04/01/09 ~ §	2,000,000	2,130,000
8.000% due 04/15/12 ~	4,000,000	4,130,000
Cincinnati Bell Inc
7.000% due 02/15/15 ~	2,000,000	1,910,000
7.250% due 07/15/13 †	3,000,000	3,000,000
Citizens Communications Co
6.250% due 01/15/13	1,000,000	945,000
CMS Energy Corp
7.750% due 08/01/10 †	5,000,000	5,237,500
Dobson Cellular Systems
8.375% due 11/01/11 ~	1,000,000	1,025,000
Ferrellgas Partners LP
8.750% due 06/15/12	3,500,000	3,657,500
Inergy LP
6.875% due 12/15/14 ~	3,000,000	2,895,000
Intelsat Bermuda Ltd (Bermuda)
7.805% due 01/15/12 ~ §	2,000,000	2,040,000
8.250% due 01/15/13 ~	1,500,000	1,522,500
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14 ~	3,000,000	3,330,000
MCI Inc
7.688% due 05/01/09	3,000,000	3,127,500
Midwest Generation LLC
8.750% due 05/01/34	8,000,000	8,960,000
MSW Energy Holdings II LLC
7.375% due 09/01/10	2,000,000	2,040,000
National Waterworks Inc
10.500% due 12/01/12	1,000,000	1,117,500
Nevada Power Co
6.500% due 04/15/12 †	500,000	518,750
9.000% due 08/15/13	1,500,000	1,691,250
New Skies Satellites NV (Netherlands)
7.438% due 11/01/11 ~ §	3,000,000	3,075,000
9.125% due 11/01/12 † ~	1,000,000	1,025,000

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
Nextel Communications Inc
6.875% due 10/31/13	$2,500,000	$2,618,750
7.375% due 08/01/15	4,000,000	4,245,000
Nextel Partners Inc
8.125% due 07/01/11	5,000,000	5,337,500
PanAmSat Corp
9.000% due 08/15/14	6,000,000	6,360,000
Philippine Long Distance Telephone Co (Philippines)
11.375% due 05/15/12	1,500,000	1,740,000
Qwest Communications International Inc
7.500% due 02/15/11 ~	5,000,000	4,912,500
7.750% due 02/15/14 † ~	2,000,000	1,965,000
Qwest Corp
7.875% due 09/01/11 ~	6,000,000	6,210,000
9.125% due 03/15/12 ~	1,000,000	1,092,500
Rogers Cable Inc (Canada)
6.250% due 06/15/13	1,000,000	975,000
6.750% due 03/15/15 †	1,000,000	990,000
7.875% due 05/01/12	2,500,000	2,662,500
Rogers Wireless Communications Inc (Canada)
6.135% due 12/15/10 §	1,000,000	1,040,000
7.250% due 12/15/12	1,000,000	1,025,000
Rural Cellular Corp
8.250% due 03/15/12 †	1,000,000	1,025,000
9.875% due 02/01/10 †	2,500,000	2,525,000
Sierra Pacific Resources
8.625% due 03/15/14	3,000,000	3,210,000
TECO Energy Inc
7.500% due 06/15/10	3,000,000	3,210,000
The AES Corp
7.750% due 03/01/14 †	5,000,000	5,187,500
8.750% due 06/15/08	1,000,000	1,062,500
8.750% due 05/15/13 ~	2,000,000	2,190,000
8.875% due 02/15/11	1,412,000	1,535,550
9.000% due 05/15/15 ~	1,000,000	1,105,000

		119,176,780

Total Corporate Bonds & Notes (Cost $731,562,815)		746,868,180

CONVERTIBLE CORPORATE BONDS & NOTES - 0.26%
Energy - 0.14%
El Paso Corp
0.000% due 02/28/21	2,000,000	1,065,000

Technology - 0.12%
Nortel Networks Corp (Canada)
4.250% due 09/01/08	500,000	465,000
Sybase Inc
1.750% due 02/22/25 ~	500,000	486,875

		951,875

Total Convertible Corporate Bonds & Notes (Cost $1,908,751)		2,016,875

FOREIGN GOVERNMENT BONDS - 0.55%
Brazil ‘C’ Brady Bond (Brazil)
8.000% due 04/15/14	1,114,130	1,109,994
Republic of Brazil (Brazil)
9.250% due 10/22/10	2,000,000	2,110,000
Republic of Venezuela (Venezuela)
8.500% due 10/08/14	1,000,000	987,500

Total Foreign Government Bonds (Cost $3,839,848)		4,207,494

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.58% (Cost $744,137,478)		761,247,431

	Shares
SECURITIES LENDING COLLATERAL - 13.93%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $107,601,927)	107,601,927	107,601,927

TOTAL INVESTMENTS - 112.51% (Cost $851,739,405)		868,849,358

OTHER ASSETS & LIABILITIES, NET - (12.51%)		(96,587,103)

NET ASSETS - 100.00%		$772,262,255

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 3.73%
Financial Services - 1.39%
Conseco Inc 5.500%	14,180	$375,770
Fortis Insurance NV 7.750% * ~ (Netherlands)	246	262,128
Lehman Brothers Holdings Inc 6.250%	10,950	289,080
State Street Corp 6.750%	1,100	218,900
The Chubb Corp 7.000%	6,800	203,864
The Hartford Financial Services Group Inc 6.000%	12,700	803,910
The Hartford Financial Services Group Inc 7.000% †	19,060	1,228,417
The PMI Group Inc 5.875%	7,000	170,100

		3,552,169

Health Care - 0.10%
Baxter International Inc 7.000%	1,170	63,004
Schering-Plough Corp 6.000%	3,900	196,170

		259,174

Integrated Oils - 0.35%
Amerada Hess Corp 7.000%	10,600	889,234
Materials & Processing - 0.20%
Freeport-McMoRan Copper & Gold Inc 5.500% ~	90	89,213
Hercules Trust II 6.500%	381	308,610
Huntsman Corp 5.000% *	2,200	112,200

		510,023

Producer Durables - 1.49%
Xerox Corp 6.250% †	28,850	3,796,083

Utilities - 0.20%
ONEOK Inc 8.500% †	11,800	444,978
Sempra Energy 8.500%	1,725	57,028

		502,006

Total Convertible Preferred Stocks (Cost $8,568,242)		9,508,689

COMMON STOCKS - 93.49%
Autos & Transportation - 2.24%
Canadian National Railway Co (Canada)	14,368	909,638
Lear Corp	36,500	1,619,140
Union Pacific Corp	45,748	3,188,636

		5,717,414

Consumer Discretionary - 9.56%
AutoZone Inc * †	14,916	1,278,301
Cendant Corp	90,029	1,849,196
Harrah’s Entertainment Inc	37,138	2,398,372
Kimberly-Clark Corp	1,244	81,768
Liberty Media Corp ‘A’ *	170,100	1,763,937
Liberty Media International Inc ‘A’ *	13,344	583,667
Mattel Inc	63,483	1,355,362
McDonald’s Corp	100,223	3,120,944
News Corp ‘A’ (Australia)	32,232	545,365
Office Depot Inc *	125,850	2,791,353
OfficeMax Inc †	17,950	601,325
Republic Services Inc	32,900	1,101,492
Sears Holdings Corp *	4,941	657,993
Service Corp International *	335,014	2,505,905
The Walt Disney Co	40,540	1,164,714
Whirlpool Corp	38,440	2,603,541

		24,403,235

Consumer Staples - 5.85%
Altria Group Inc	107,545	7,032,368
Coca-Cola Enterprises Inc	84,800	1,740,096
Colgate-Palmolive Co	28,870	1,506,148
General Mills Inc	28,500	1,400,775
H.J. Heinz Co	40,384	1,487,747
Rite Aid Corp *	111,265	440,609
SUPERVALU Inc	19,327	644,555
The Procter & Gamble Co	12,600	667,800

		14,920,098

Energy - 0.80%
Valero Energy Corp	27,750	2,033,242

Financial Services - 31.74%
ACE Ltd (Bermuda)	97,696	4,031,914
American International Group Inc	37,160	2,059,036
Aon Corp	29,312	669,486
AXIS Capital Holdings Ltd † (Bermuda)	52,555	1,421,087
Bank of America Corp	211,667	9,334,515
Berkshire Hathaway Inc ‘B’ *	430	1,228,080
Capital One Financial Corp	19,615	1,466,614
CIGNA Corp	20,700	1,848,510
Citigroup Inc	251,268	11,291,984
Countrywide Financial Corp	30,982	1,005,676
Endurance Specialty Holdings Ltd † (Bermuda)	8,800	332,992
Fannie Mae	39,057	2,126,654
Freddie Mac	66,532	4,204,822
JPMorgan Chase & Co	72,519	2,509,157
Lehman Brothers Holdings Inc	36,800	3,465,088
Merrill Lynch & Co Inc	32,333	1,830,048
MetLife Inc	15,235	595,688
Montpelier Re Holdings Ltd † (Bermuda)	14,336	503,910
Morgan Stanley	78,970	4,521,032
Providian Financial Corp *	65,500	1,123,980
State Street Corp	77,300	3,379,556
The Bank of New York Co Inc	24,733	718,494
The Chubb Corp	11,020	873,555
The PMI Group Inc †	14,400	547,344
The St. Paul Travelers Cos Inc	51,550	1,893,432
U.S. Bancorp	229,642	6,618,282
Wachovia Corp	91,858	4,676,491
Wells Fargo & Co	57,681	3,449,324
Willis Group Holdings Ltd † (United Kingdom)	36,855	1,358,844
XL Capital Ltd ‘A’ (Bermuda)	26,566	1,922,581

		81,008,176

Health Care - 3.34%
Abbott Laboratories	48,690	2,269,928
Baxter International Inc	5,500	186,890
Cardinal Health Inc	7,500	418,500
Eli Lilly & Co	3,500	182,350
Johnson & Johnson	33,097	2,222,794
Medco Health Solutions Inc *	31,000	1,536,670
Pfizer Inc	42,522	1,117,053
Wyeth	13,898	586,218

		8,520,403

Integrated Oils - 12.78%
Amerada Hess Corp	22,187	2,134,611
BP PLC ADR (United Kingdom)	43,155	2,692,872
ChevronTexaco Corp	141,943	8,276,696
Exxon Mobil Corp	224,800	13,398,080

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Marathon Oil Corp	53,404	$2,505,716
Unocal Corp	58,700	3,621,203

		32,629,178

Materials & Processing - 4.76%
Alcoa Inc	28,349	861,526
Avery Dennison Corp	4,677	289,647
Energizer Holdings Inc *	17,800	1,064,440
Masco Corp	145,272	5,036,580
PPG Industries Inc	18,346	1,312,106
Smurfit-Stone Container Corp *	74,300	1,149,421
Sonoco Products Co †	18,300	527,955
The Dow Chemical Co	38,066	1,897,590

		12,139,265

Multi-Industry - 5.02%
Eaton Corp	11,500	752,100
General Electric Co	98,969	3,568,822
Honeywell International Inc	70,551	2,625,203
Tyco International Ltd (Bermuda)	173,749	5,872,716

		12,818,841

Producer Durables - 5.31%
Dover Corp	32,747	1,237,509
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	41,052	3,269,792
Lennar Corp ‘A’	19,239	1,090,467
Lockheed Martin Corp	51,654	3,153,993
Northrop Grumman Corp	31,473	1,698,913
Parker-Hannifin Corp	11,163	680,050
The Boeing Co	29,334	1,714,866
Xerox Corp *	47,700	722,655

		13,568,245

Technology - 6.23%
Freescale Semiconductor Inc ‘B’ *	2,605	44,936
Hewlett-Packard Co	288,976	6,340,133
Intel Corp	60,000	1,393,800
International Business Machines Corp	34,761	3,176,460
Microsoft Corp	84,552	2,043,622
Motorola Inc	38,300	573,351
Oracle Corp *	130,700	1,631,136
Siebel Systems Inc *	77,761	709,958

		15,913,396

Utilities - 5.86%
BellSouth Corp	39,012	1,025,625
Dominion Resources Inc VA	24,399	1,816,018
DTE Energy Co †	3,407	154,950
Entergy Corp	24,300	1,717,038
Exelon Corp	45,608	2,092,951
FirstEnergy Corp	5,300	222,335
PG&E Corp †	71,300	2,431,330
PPL Corp	5,993	323,562
Progress Energy Inc	23,549	987,881
Public Service Enterprise Group Inc	16,386	891,235
SCANA Corp	1,542	58,935
Sempra Energy	1,522	60,636
Verizon Communications Inc	71,937	2,553,764
Wisconsin Energy Corp	17,300	614,150

		14,950,410

Total Common Stocks (Cost $207,654,642)		238,621,903

EXCHANGE TRADED FUND - 0.19%
iShares Russell 1000 Value Index Fund †	7,400	487,290

Total Exchange Traded Fund (Cost $493,432)		487,290

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.75%
Repurchase Agreement - 2.75%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $7,012,380; collateralized by U.S. Treasury Notes 5.500% due 05/15/09 and market value $7,155,950)	$7,012,000	7,012,000

Total Short-Term Investment (Cost $7,012,000)		7,012,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.16%
(Cost $223,728,316)		255,629,882

	Shares
SECURITIES LENDING COLLATERAL - 5.98%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $15,266,245)	15,266,245	15,266,245

TOTAL INVESTMENTS - 106.14% (Cost $238,994,561)		270,896,127

OTHER ASSETS & LIABILITIES, NET - (6.14%)		(15,659,728)

NET ASSETS - 100.00%		$255,236,399

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.84%
Autos & Transportation - 1.76%
Harley-Davidson Inc	39,400	$2,275,744
J.B. Hunt Transport Services Inc	21,800	954,186
Norfolk Southern Corp	22,300	826,215
Southwest Airlines Co	116,800	1,663,232

		5,719,377

Consumer Discretionary - 19.49%
Abercrombie & Fitch Co ‘A’	22,400	1,282,176
Apollo Group Inc ‘A’ *	42,800	3,169,768
AutoZone Inc *	24,700	2,116,790
Avon Products Inc	83,800	3,598,372
Best Buy Co Inc	80,500	4,347,805
Cendant Corp	128,190	2,633,023
Coach Inc *	11,500	651,245
eBay Inc *	110,600	4,120,956
Harman International Industries Inc	10,600	937,676
Las Vegas Sands Corp * †	16,572	745,740
Lowe’s Cos Inc	96,400	5,503,476
McDonald’s Corp	100,900	3,142,026
Michaels Stores Inc	61,000	2,214,300
PETCO Animal Supplies Inc *	17,690	651,169
Royal Caribbean Cruises Ltd † (Liberia)	46,500	2,078,085
Staples Inc	85,000	2,671,550
Starbucks Corp *	25,100	1,296,666
The Estee Lauder Cos Inc ‘A’	43,100	1,938,638
The Home Depot Inc	83,100	3,177,744
The Timberland Co ‘A’ *	17,000	1,205,810
Wal-Mart Stores Inc	160,800	8,057,688
Whirlpool Corp	18,100	1,225,913
Yahoo! Inc *	148,700	5,040,930
Yum! Brands Inc	33,000	1,709,730

		63,517,276

Consumer Staples - 3.33%
Altria Group Inc	83,600	5,466,604
Molson Coors Brewing Co ‘B’ †	16,100	1,242,437
SUPERVALU Inc	21,000	700,350
The Procter & Gamble Co	65,000	3,445,000

		10,854,391

Energy - 1.12%
Apache Corp	19,600	1,200,108
Valero Energy Corp	33,400	2,447,218

		3,647,326

Financial Services - 14.20%
Alliance Data Systems Corp *	15,800	638,320
American International Group Inc	183,800	10,184,358
Capital One Financial Corp	73,000	5,458,210
Chicago Mercantile Exchange Holdings Inc †	12,400	2,405,972
Commerce Bancorp Inc NJ †	63,080	2,048,208
Countrywide Financial Corp	96,400	3,129,144
Everest Re Group Ltd † (Barbados)	16,100	1,370,271
Fair Isaac Corp †	10,420	358,865
Fannie Mae	105,200	5,728,140
Fiserv Inc *	23,400	931,320
Freddie Mac	25,900	1,636,880
Investors Financial Services Corp †	20,700	1,012,437
Legg Mason Inc	14,000	1,093,960
Lehman Brothers Holdings Inc	34,920	3,288,067
MBNA Corp	2,571	63,118
Moody’s Corp	16,100	1,301,846
Providian Financial Corp *	56,500	969,540
The Bear Stearns Cos Inc	16,400	1,638,360
U.S. Bancorp	80,100	2,308,482
WellChoice Inc * †	13,000	693,030

		46,258,528

Health Care - 23.07%
AmerisourceBergen Corp †	30,200	1,730,158
Amgen Inc *	124,200	7,229,682
Becton Dickinson & Co	41,700	2,436,114
Biogen Idec Inc *	47,800	1,649,578
C.R. Bard Inc	5,300	360,824
Cardinal Health Inc	64,700	3,610,260
Caremark Rx Inc *	43,800	1,742,364
Charles River Laboratories International Inc *	11,800	555,072
Edwards Lifesciences Corp *	20,200	873,044
Express Scripts Inc * †	22,600	1,970,494
Genzyme Corp *	48,400	2,770,416
HCA Inc	24,800	1,328,536
Health Management Associates Inc ‘A’	36,300	950,334
Johnson & Johnson	307,100	20,624,836
Manor Care Inc	24,400	887,184
Medco Health Solutions Inc *	41,200	2,042,284
PacifiCare Health Systems Inc *	20,000	1,138,400
Pfizer Inc	385,600	10,129,712
St. Jude Medical Inc *	48,776	1,755,936
Teva Pharmaceutical Industries Ltd ADR (Israel)	21,900	678,900
UnitedHealth Group Inc	57,400	5,474,812
Varian Medical Systems Inc *	54,500	1,868,260
Wyeth	79,700	3,361,746

		75,168,946

Integrated Oils - 2.06%
Amerada Hess Corp	50,200	4,829,742
Marathon Oil Corp	39,900	1,872,108

		6,701,850

Materials & Processing - 2.24%
Alcoa Inc	60,200	1,829,478
Ball Corp	14,800	613,904
Masco Corp	78,200	2,711,194
PPG Industries Inc	11,500	822,480
The Scotts Miracle-Gro Co ‘A’ * †	9,400	660,162
Vulcan Materials Co	11,700	664,911

		7,302,129

Multi-Industry - 0.73%
Tyco International Ltd (Bermuda)	70,000	2,366,000

Producer Durables - 5.11%
American Tower Corp ‘A’ *	47,400	864,102
Danaher Corp	21,800	1,164,338
Graco Inc	16,800	678,048
Lennar Corp ‘A’	20,500	1,161,940
Lexmark International Inc ‘A’ *	20,500	1,639,385
Lockheed Martin Corp	41,900	2,558,414
NVR Inc *	3,100	2,433,500
Parker-Hannifin Corp	25,700	1,565,644
The Boeing Co	49,800	2,911,308
Xerox Corp *	111,600	1,690,740

		16,667,419

Technology - 24.82%
Accenture Ltd ‘A’ * (Bermuda)	47,600	1,149,540
Adobe Systems Inc	56,700	3,808,539
Apple Computer Inc *	42,100	1,754,307
Autodesk Inc	40,700	1,211,232
Cisco Systems Inc *	592,600	10,601,614
Citrix Systems Inc *	78,400	1,867,488

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Dell Inc *	230,100	$8,840,442
EMC Corp *	244,200	3,008,544
Freescale Semiconductor Inc ‘B’ *	130,800	2,256,300
Harris Corp	20,200	659,530
Intel Corp	463,300	10,762,459
International Business Machines Corp	27,500	2,512,950
L-3 Communications Holdings Inc	18,000	1,278,360
Mercury Interactive Corp *	14,000	663,320
Microsoft Corp	478,200	11,558,094
Motorola Inc	35,500	531,435
Oracle Corp *	444,100	5,542,368
QUALCOMM Inc	116,400	4,266,060
SanDisk Corp *	41,963	1,166,571
Storage Technology Corp *	43,600	1,342,880
Symantec Corp *	133,800	2,853,954
Texas Instruments Inc	127,000	3,237,230

		80,873,217

Utilities - 0.91%
Comcast Corp Special ‘A’ *	51,100	1,706,740
The AES Corp *	77,700	1,272,726

		2,979,466

Total Common Stocks (Cost $308,556,052)		322,055,925

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.31%
Repurchase Agreement - 1.31%
Bank of America Corp 2.830% due 04/01/05 (Dated 03/31/05, repurchase price of $4,268,336; collateralized by Freddie Mac (U.S. Govt Agency Issue) 2.960% due 06/30/05 and market value $4,357,048)	$4,268,000	4,268,000

Total Short-Term Investment (Cost $4,268,000)		4,268,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.15% (Cost $312,824,052)		326,323,925

	Shares
SECURITIES LENDING COLLATERAL - 4.41%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $14,350,308)	14,350,308	14,350,308

TOTAL INVESTMENTS - 104.56% (Cost $327,174,360)		340,674,233

OTHER ASSETS & LIABILITIES, NET - (4.56%)		(14,851,424)

NET ASSETS - 100.00%		$325,822,809

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.10%
Autos & Transportation - 6.40%
American Axle & Manufacturing Holdings Inc †	53,060	$1,299,970
Autoliv Inc	114,559	5,458,736
Cooper Tire & Rubber Co	211,575	3,884,517
ExpressJet Holdings Inc *	62,500	713,125
Monaco Coach Corp †	71,911	1,161,363
Tenneco Automotive Inc * †	186,895	2,328,712
Winnebago Industries Inc †	41,925	1,324,830

		16,171,253

Consumer Discretionary - 23.21%
Abercrombie & Fitch Co ‘A’	70,098	4,012,410
Administaff Inc	130,700	1,908,220
EarthLink Inc *	544,541	4,900,869
Education Management Corp *	29,500	824,525
Hasbro Inc	213,740	4,370,983
Hollywood Entertainment Corp *	37,700	496,509
Michaels Stores Inc	162,628	5,903,396
Movie Gallery Inc †	134,900	3,868,932
Premiere Global Services Inc * †	278,178	3,148,975
Rent-A-Center Inc *	151,144	4,127,743
Sabre Holdings Corp ‘A’	175,100	3,831,188
ShopKo Stores Inc * †	25,700	571,054
The Brink’s Co	123,705	4,280,193
The Yankee Candle Co Inc *	132,795	4,209,602
THQ Inc * †	64,000	1,800,960
United Online Inc * †	312,400	3,270,828
West Corp *	30,600	979,200
Whirlpool Corp	45,822	3,103,524
Wolverine World Wide Inc	142,589	3,055,682

		58,664,793

Consumer Staples - 2.75%
SUPERVALU Inc ‡	208,607	6,957,043

Energy - 6.89%
Cabot Oil & Gas Corp	83,409	4,600,006
Denbury Resources Inc *	185,010	6,517,902
Meridian Resource Corp * †	211,530	1,091,495
Noble Energy Inc †	28,632	1,947,549
Vintage Petroleum Inc	103,300	3,249,818

		17,406,770

Financial Services - 22.79%
Accredited Home Lenders Holding Co * †	39,800	1,441,954
Affiliated Managers Group Inc * †	27,000	1,674,810
American Capital Strategies Ltd †	75,700	2,377,737
AmerUs Group Co †	26,800	1,266,300
Capital Automotive REIT	61,528	2,037,807
CBL & Associates Properties Inc	19,765	1,413,395
Commerce Bancorp Inc NJ †	65,328	2,121,200
Compass Bancshares Inc	60,802	2,760,411
CompuCredit Corp * †	47,299	1,259,099
Delphi Financial Group Inc ‘A’ †	17,843	767,249
Doral Financial Corp	42,000	919,380
Eaton Vance Corp	58,396	1,368,802
FirstFed Financial Corp *	61,600	3,142,216
Flagstar Bancorp Inc †	50,979	996,639
Impac Mortgage Holdings Inc †	32,931	631,617
IndyMac Bancorp Inc	24,215	823,310
IPC Holdings Ltd (Bermuda)	47,951	1,883,515
National Health Investors Inc †	65,707	1,707,068
New Century Financial Corp †	22,653	1,060,614
NovaStar Financial Inc †	75,398	2,715,082
Providian Financial Corp *	396,795	6,809,002
R&G Financial Corp ‘B’	57,600	1,795,392
Radian Group Inc	60,800	2,902,592
RAIT Investment Trust †	13,300	356,706
Redwood Trust Inc †	32,365	1,656,441
Senior Housing Properties Trust	114,911	1,916,716
StanCorp Financial Group Inc	11,000	932,580
The Mills Corp	33,400	1,766,860
The PMI Group Inc	75,676	2,876,445
The Student Loan Corp	6,134	1,282,067
W.R. Berkley Corp	59,200	2,936,320

		57,599,326

Health Care - 7.95%
American Medical Systems Holdings Inc *	86,000	1,477,480
Cerner Corp * †	52,200	2,741,022
Charles River Laboratories International Inc *	122,858	5,779,240
Connetics Corp * †	12,300	311,067
EPIX Pharmaceuticals Inc * †	28,191	197,337
Lincare Holdings Inc *	41,000	1,813,430
Manor Care Inc	146,700	5,334,012
Respironics Inc *	36,393	2,120,620
Telik Inc * †	20,600	310,648

		20,084,856

Integrated Oils - 0.68%
Giant Industries Inc *	66,724	1,714,807

Materials & Processing - 4.64%
Albany International Corp ‘A’	50,600	1,562,528
Eagle Materials Inc †	40,571	3,283,817
Georgia Gulf Corp	116,302	5,347,566
Louisiana-Pacific Corp	53,939	1,356,026
Mueller Industries Inc	6,700	188,605

		11,738,542

Producer Durables - 7.40%
Flowserve Corp *	130,619	3,379,114
NVR Inc *	8,781	6,893,085
Terex Corp *	166,068	7,190,744
The Manitowoc Co Inc	30,700	1,239,973

		18,702,916

Technology - 11.82%
Acxiom Corp	106,300	2,224,859
Aspect Communications Corp *	179,620	1,869,844
BMC Software Inc *	395,102	5,926,530
Checkpoint Systems Inc *	117,800	1,988,464
Citrix Systems Inc *	309,387	7,369,599
Integrated Device Technology Inc *	168,400	2,025,852
Inter-Tel Inc †	76,468	1,873,466
McAfee Inc *	78,400	1,768,704
SanDisk Corp *	19	528
Storage Technology Corp *	133,911	4,124,459
Transaction Systems Architects Inc *	29,914	692,509

		29,864,814

Utilities - 3.57%
Alliant Energy Corp	77,800	2,083,484
Commonwealth Telephone Enterprises Inc * †	11,006	518,823
Energen Corp	33,162	2,208,589
Puget Energy Inc	137,876	3,038,787
WGL Holdings Inc	37,700	1,167,192

		9,016,875

Total Common Stocks (Cost $218,092,683)		247,921,995

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.63%
Repurchase Agreement - 1.63%
Bank of America Corp 2.830% due 04/01/05 (Dated 03/31/05, repurchase price of $4,122,324; collateralized by Freddie Mac (U.S. Govt Agency Issue) 2.960% due 06/30/05 and market value $4,208,267)	$4,122,000	$4,122,000

Total Short-Term Investment (Cost $4,122,000)		4,122,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.73%
(Cost $222,214,683)		252,043,995

	Shares
SECURITIES LENDING COLLATERAL - 15.21%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $38,449,968)	38,449,968	38,449,968

TOTAL INVESTMENTS - 114.94% (Cost $260,664,651)		290,493,963

OTHER ASSETS & LIABILITIES, NET - (14.94%)		(37,754,752)

NET ASSETS - 100.00%		$252,739,211

Note to Schedule of Investments

(a) Securities with an approximate aggregate market value of $5,095,880 were segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Russell 2000 Mini (06/05)	40	$2,485,050	($13,930)
S&P 500 (06/05)	4	1,180,885	2,112

			($11,818)

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.71%
Consumer Discretionary - 15.10%
J.C. Penney Co Inc	821,500	$42,652,280
Kimberly-Clark Corp	490,400	32,233,992
Liberty Media Corp ‘A’ *	3,802,200	39,428,814
Liberty Media International Inc ‘A’ *	185,400	8,109,396
Mattel Inc	682,500	14,571,375
McDonald’s Corp	1,575,800	49,070,412
Newell Rubbermaid Inc †	1,256,600	27,569,804
News Corp ‘B’ †	2,829,200	49,822,212
Target Corp	504,800	25,250,096
Time Warner Inc *	2,343,100	41,121,405
Viacom Inc ‘B’	1,212,200	42,220,926
Wal-Mart Stores Inc	591,900	29,660,109
Waste Management Inc	845,500	24,392,675

		426,103,496

Consumer Staples - 5.53%
Altria Group Inc	1,487,200	97,248,008
Sara Lee Corp	372,500	8,254,600
The Kroger Co *	3,156,900	50,605,107

		156,107,715

Energy - 4.22%
El Paso Corp †	3,356,100	35,507,538
ENSCO International Inc †	1,318,100	49,639,646
EOG Resources Inc	226,400	11,034,736
Nabors Industries Ltd * (Barbados)	385,900	22,822,126

		119,004,046

Financial Services - 28.78%
American Express Co	749,900	38,522,363
American International Group Inc	1,032,300	57,199,743
Bank of America Corp	2,233,600	98,501,760
Capital One Financial Corp	761,100	56,907,447
Comerica Inc	491,600	27,077,328
Equity Office Properties Trust	1,242,800	37,445,564
Equity Residential	1,042,000	33,562,820
Freddie Mac	725,100	45,826,320
JPMorgan Chase & Co	1,004,100	34,741,860
Loews Corp	516,600	37,990,764
MBNA Corp	642,400	15,770,920
Merrill Lynch & Co Inc	1,003,600	56,803,760
Morgan Stanley	368,100	21,073,725
The Bank of New York Co Inc	639,800	18,586,190
The Chubb Corp	372,800	29,551,856
The Goldman Sachs Group Inc	347,500	38,221,525
The St. Paul Travelers Cos Inc	471,600	17,321,868
U.S. Bancorp	1,334,700	38,466,054
Wachovia Corp	856,000	43,578,960
Washington Mutual Inc	665,400	26,283,300
Wells Fargo & Co	652,600	39,025,480

		812,459,607

Health Care - 5.01%
GlaxoSmithKline PLC ADR † (United Kingdom)	424,100	19,474,672
Johnson & Johnson	524,900	35,252,284
Novartis AG ADR † (Switzerland)	476,800	22,304,704
Pfizer Inc	1,246,900	32,756,063
Sanofi-Aventis ADR † (France)	449,000	19,010,660
Schering-Plough Corp	703,500	12,768,525

		141,566,908

Integrated Oils - 7.63%
BP PLC ADR (United Kingdom)	461,400	28,791,360
GlobalSantaFe Corp †	763,100	28,265,224
Marathon Oil Corp	847,000	39,741,240
Noble Corp †	345,700	19,431,797
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	471,600	28,314,864
Total SA ADR † (France)	604,400	70,853,812

		215,398,297

Materials & Processing - 2.55%
Air Products & Chemicals Inc	325,900	20,626,211
Avery Dennison Corp	558,100	34,563,133
International Paper Co	456,900	16,809,351

		71,998,695

Multi-Industry - 1.82%
Honeywell International Inc	1,377,600	51,260,496

Producer Durables - 6.19%
Lexmark International Inc ‘A’ *	454,900	36,378,353
Lockheed Martin Corp	810,400	49,483,024
The Boeing Co	863,200	50,462,672
United Technologies Corp	377,400	38,366,484

		174,690,533

Technology - 9.66%
Comverse Technology Inc *	1,045,300	26,362,466
Hewlett-Packard Co	638,400	14,006,496
International Business Machines Corp	364,900	33,344,562
Microsoft Corp	2,221,200	53,686,404
Nokia OYJ ADR * (Finland)	3,900,900	60,190,887
Nortel Networks Corp * † (Canada)	13,557,600	37,012,248
Raytheon Co	845,000	32,701,500
Solectron Corp *	4,432,300	15,380,081

		272,684,644

Utilities - 10.22%
Alltel Corp †	649,500	35,625,075
AT&T Corp †	712,700	13,363,125
Comcast Corp ‘A’ *	1,493,000	50,433,540
Nextel Communications Inc ‘A’ *	1,992,300	56,621,166
PG&E Corp †	603,600	20,582,760
SBC Communications Inc †	1,758,100	41,649,389
Sempra Energy	726,600	28,947,744
Sprint Corp	641,700	14,598,675
Verizon Communications Inc †	747,600	26,539,800

		288,361,274

Total Common Stocks (Cost $2,506,281,342)		2,729,635,711

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.30%
Repurchase Agreement - 3.30%
Merrill Lynch & Co Inc 2.830% due 04/01/05 (Dated 03/31/05, repurchase price of $93,222,328; collateralized by Fannie Mae (U.S. Govt Agency Issue) 4.000% due 08/08/08 and market value $95,386,156)	$93,215,000	93,215,000

Total Short-Term Investment (Cost $93,215,000)		93,215,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.01%
(Cost $2,599,496,342)		2,822,850,711

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.19%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $202,800,250)	202,800,250	$202,800,250

TOTAL INVESTMENTS - 107.20% (Cost $2,802,296,592)		3,025,650,961

OTHER ASSETS & LIABILITIES, NET - (7.20%)		(203,202,245)

NET ASSETS - 100.00%		$2,822,448,716

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.28%
Integrated Oils - 0.28%
Petroleo Brasileiro SA ADR (Brazil)	59,800	$2,300,506

Total Preferred Stocks (Cost $2,510,216)		2,300,506

COMMON STOCKS - 89.96%
Autos & Transportation - 0.30%
Southwest Airlines Co	173,200	2,466,368
Consumer Discretionary - 13.32%
Clear Channel Communications Inc	507,300	17,486,631
Eastman Kodak Co	152,900	4,976,895
Federated Department Stores Inc	59,000	3,754,760
Jones Apparel Group Inc	191,000	6,396,590
Kimberly-Clark Corp	266,100	17,490,753
Liberty Media Corp ‘A’ *	1,087,100	11,273,227
Mattel Inc	237,000	5,059,950
McDonald’s Corp	109,300	3,403,602
The May Department Stores Co	98,800	3,657,576
The Walt Disney Co	488,000	14,020,240
Time Warner Inc *	557,300	9,780,615
Viacom Inc ‘B’	111,700	3,890,511
Wal-Mart Stores Inc	176,800	8,859,448

		110,050,798

Consumer Staples - 7.22%
Altria Group Inc	254,000	16,609,060
CVS Corp	126,700	6,666,954
Kraft Foods Inc ‘A’ †	326,900	10,804,045
The Coca-Cola Co	241,300	10,054,971
Unilever NV ‘NY’ (Netherlands)	226,700	15,510,814

		59,645,844

Energy - 2.56%
Halliburton Co	488,600	21,131,950

Financial Services - 21.99%
AMBAC Financial Group Inc	40,300	3,012,425
American International Group Inc	74,200	4,111,422
Assurant Inc	65,700	2,214,090
Bank of America Corp	518,900	22,883,490
Berkshire Hathaway Inc ‘B’ *	158	451,248
Capital One Financial Corp	14,000	1,046,780
Citigroup Inc	438,400	19,701,696
Fannie Mae	48,200	2,624,490
First Data Corp	89,900	3,533,969
Freddie Mac	479,700	30,317,040
Genworth Financial Inc ‘A’	122,100	3,360,192
JPMorgan Chase & Co	183,500	6,349,100
Lehman Brothers Holdings Inc	38,600	3,634,576
Merrill Lynch & Co Inc	80,000	4,528,000
MetLife Inc	97,400	3,808,340
RenaissanceRe Holdings Ltd (Bermuda)	10,700	499,690
SunGard Data Systems Inc *	115,200	3,974,400
SunTrust Banks Inc	15,800	1,138,706
The Bank of New York Co Inc	214,200	6,222,510
The Chubb Corp	180,100	14,276,527
The Hartford Financial Services Group Inc	28,300	1,940,248
The PNC Financial Services Group Inc	195,500	10,064,340
The St. Paul Travelers Cos Inc	87,160	3,201,387
Torchmark Corp	119,700	6,248,340
Wachovia Corp	93,053	4,737,328
Wells Fargo & Co	296,500	17,730,700

		181,611,034

Health Care - 13.59%
AmerisourceBergen Corp †	111,100	6,364,919
Bristol-Myers Squibb Co	1,081,100	27,524,806
GlaxoSmithKline PLC ADR (United Kingdom)	787,300	36,152,816
Pfizer Inc	408,400	10,728,668
Roche Holding AG ADR (Switzerland)	183,300	9,857,819
Sanofi-Aventis ADR (France)	109,300	4,627,762
Schering-Plough Corp	427,200	7,753,680
Wyeth	219,200	9,245,856

		112,256,326

Integrated Oils - 3.54%
ConocoPhillips	42,400	4,572,416
GlobalSantaFe Corp	126,900	4,700,376
Petroleo Brasileiro SA ADR † (Brazil)	101,800	4,497,524
Schlumberger Ltd	42,100	2,967,208
Total SA ADR † (France)	96,400	11,300,972
Transocean Inc *	24,500	1,260,770

		29,299,266

Materials & Processing - 12.46%
Alcoa Inc	516,100	15,684,279
E.I. du Pont de Nemours & Co	368,700	18,892,188
Georgia-Pacific Corp	596,320	21,163,397
International Paper Co	940,400	34,597,316
Neenah Paper Inc †	7,109	239,004
Rohm & Haas Co	117,100	5,620,800
The Dow Chemical Co	135,700	6,764,645

		102,961,629

Producer Durables - 0.53%
Cognex Corp	55,100	1,370,888
Credence Systems Corp * †	122,900	972,139
Lexmark International Inc ‘A’ *	20,100	1,607,397
Novellus Systems Inc *	14,800	395,604

		4,346,028

Technology - 2.91%
Affiliated Computer Services Inc ‘A’ *	112,900	6,010,796
Check Point Software Technologies Ltd * (Israel)	26,300	571,762
Cisco Systems Inc *	138,600	2,479,554
Flextronics International Ltd * (Singapore)	143,400	1,726,536
Hewlett-Packard Co	228,900	5,022,066
Intel Corp	22,600	524,998
International Business Machines Corp	21,600	1,973,808
Jabil Circuit Inc *	28,400	809,968
Microsoft Corp	105,000	2,537,850
Nokia OYJ ADR * (Finland)	78,700	1,214,341
Telefonaktiebolaget LM Ericsson ADR * † (Sweden)	41,800	1,178,760

		24,050,439

Utilities - 11.54%
American Electric Power Co Inc	176,600	6,014,996
Constellation Energy Group Inc	120,500	6,229,850
Dominion Resources Inc VA	97,400	7,249,482
FirstEnergy Corp	187,600	7,869,820
Public Service Enterprise Group Inc †	79,700	4,334,883
SBC Communications Inc	978,600	23,183,034

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Shares	Value
Sprint Corp	654,500	$14,889,875
Verizon Communications Inc	718,500	25,506,750

		95,278,690

Total Common Stocks (Cost $677,322,305)		743,098,372

	Principal
	Amount
CORPORATE BONDS - 0.00%
Consumer Discretionary - 0.00%
Ames Department Stores Inc 10.000% due 04/15/06 + ¤	$125,000	—

Total Corporate Bonds (Cost $60,245)		—

SHORT-TERM INVESTMENTS - 9.69%
U.S. Government Agency Issue - 9.69%
Freddie Mac
2.540% due 04/01/05	80,017,000	80,017,000

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $8,000; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $9,875)	8,000	8,000

Total Short-Term Investments (Cost $80,025,000)		80,025,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.93%
(Cost $759,917,766)		825,423,878

	Shares
SECURITIES LENDING COLLATERAL - 2.45%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $20,222,772)	20,222,772	20,222,772

TOTAL INVESTMENTS - 102.38% (Cost $780,140,538)		845,646,650

OTHER ASSETS & LIABILITIES, NET - (2.38%)		(19,660,318)

NET ASSETS - 100.00%		$825,986,332

Note to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.11%
Financial Services - 0.11%
Simon Property Group Inc 6.000%	13,335	$739,159

Total Convertible Preferred Stocks (Cost $716,756)		739,159

COMMON STOCKS - 98.51%
Consumer Discretionary - 8.41%
Hilton Hotels Corp	1,149,532	25,692,040
Interstate Hotels & Resorts Inc *	169,001	814,585
Lodgian Inc * †	119,500	1,224,875
Starwood Hotels & Resorts Worldwide Inc	497,423	29,860,303
Wyndham International Inc ‘A’ *	233,700	186,960

		57,778,763

Financial Services - 88.92%
Acadia Realty Trust	214,760	3,453,341
AMB Property Corp	544,010	20,563,578
American Campus Communities Inc	79,380	1,666,980
AMLI Residential Properties Trust †	136,200	3,730,518
Apartment Investment & Management Co ‘A’	90,140	3,353,208
Archstone-Smith Trust	924,890	31,547,998
Arden Realty Inc †	574,255	19,438,532
AvalonBay Communities Inc	517,600	34,622,264
Boston Properties Inc	510,700	30,759,461
Brandywine Realty Trust	146,830	4,169,972
BRE Properties Inc ‘A’	99,795	3,522,764
Brookfield Properties Corp (Canada)	990,400	38,130,400
Capital Automotive REIT †	31,800	1,053,216
Catellus Development Corp	252,300	6,723,795
Correctional Properties Trust †	94,730	2,391,932
Developers Diversified Realty Corp	43,105	1,713,424
Equity Lifestyle Properties Inc	269,880	9,513,270
Equity Office Properties Trust	663,035	19,977,245
Equity Residential	515,600	16,607,476
Essex Property Trust Inc †	146,750	10,140,425
Federal Realty Investment Trust	469,400	22,695,490
Gables Residential Trust †	34,480	1,148,184
General Growth Properties Inc	341,345	11,639,864
Health Care Property Investors Inc	89,970	2,111,596
Heritage Property Investment Trust Inc †	132,175	3,922,954
Highwoods Properties Inc	33,300	893,106
Host Marriott Corp	1,678,900	27,802,584
Innkeepers USA Trust	54,900	708,759
Kilroy Realty Corp	9,260	378,827
Kimco Realty Corp	28,090	1,514,051
LTC Properties Inc †	60,300	1,046,205
Mack-Cali Realty Corp	338,800	14,348,180
MeriStar Hospitality Corp * †	526,775	3,687,425
Omega Healthcare Investors Inc †	408,230	4,482,365
Pan Pacific Retail Properties Inc	22,515	1,277,726
Post Properties Inc	417,250	12,951,440
Prentiss Properties Trust	14,300	488,488
ProLogis	370,033	13,728,224
PS Business Parks Inc CA	162,350	6,542,705
Public Storage Inc	427,224	24,326,134
Reckson Associates Realty Corp	448,970	13,783,379
Regency Centers Corp	448,650	21,369,199
Senior Housing Properties Trust †	415,300	6,927,204
Shurgard Storage Centers Inc ‘A’ †	368,270	15,091,705
Simon Property Group Inc	1,013,150	61,376,627
SL Green Realty Corp	194,810	10,952,218
Spirit Finance Corp * †	242,500	2,633,550
Sunstone Hotel Investors Inc †	63,400	1,359,930
Taubman Centers Inc	292,445	8,112,424
The Macerich Co	338,920	18,057,658
Trizec Properties Inc	235,350	4,471,650
Ventas Inc †	192,105	4,794,941
Vornado Realty Trust	335,300	23,226,231

		610,930,822

Materials & Processing - 1.18%
Forest City Enterprises Inc ‘A’	126,900	8,096,220

Total Common Stocks (Cost $498,303,460)		676,805,805

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.43%
Repurchase Agreement - 1.43%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $9,817,532; collateralized by U.S. Treasury Notes 5.500% due 05/15/09 and market value $10,016,188)	$9,817,000	9,817,000

Total Short-Term Investment (Cost $9,817,000)		9,817,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.05%
(Cost $508,837,216)		687,361,964

	Shares
SECURITIES LENDING COLLATERAL - 4.66%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $32,052,208)	32,052,208	32,052,208

TOTAL INVESTMENTS - 104.71% (Cost $540,889,424)		719,414,172

OTHER ASSETS & LIABILITIES, NET - (4.71%)		(32,385,145)

NET ASSETS - 100.00%		$687,029,027

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.74%
Autos & Transportation - 2.36%
C.H. Robinson Worldwide Inc	58,600	$3,019,658
Expeditors International of Washington Inc	39,800	2,131,290

		5,150,948

Consumer Discretionary - 41.01%
Activision Inc *	107,733	1,594,453
Amazon.com Inc *	31,200	1,069,224
Career Education Corp *	30,500	1,044,930
Chico’s FAS Inc *	93,120	2,631,571
ChoicePoint Inc *	70,400	2,823,744
Coach Inc *	39,400	2,231,222
DreamWorks Animation SKG Inc ‘A’ *	31,400	1,278,294
Electronic Arts Inc *	25,780	1,334,888
Fastenal Co	17,900	990,049
Fisher Scientific International Inc *	27,064	1,540,483
Getty Images Inc *	63,944	4,547,058
Harman International Industries Inc	11,580	1,024,367
International Game Technology	142,480	3,798,517
International Speedway Corp ‘A’	20,800	1,128,400
Iron Mountain Inc *	36,900	1,064,196
ITT Educational Services Inc *	21,300	1,033,050
Kerzner International Ltd * (Bahamas)	17,700	1,083,771
Lamar Advertising Co ‘A’ *	79,400	3,199,026
Laureate Education Inc *	47,800	2,045,362
Mohawk Industries Inc *	18,000	1,517,400
Monster Worldwide Inc *	37,100	1,040,655
Overstock.com Inc * †	19,100	821,109
P.F. Chang’s China Bistro Inc * †	60,260	3,603,548
Penn National Gaming Inc *	110,500	3,246,490
PETsMART Inc	80,880	2,325,300
Pixar *	12,500	1,219,375
Royal Caribbean Cruises Ltd † (Liberia)	119,830	5,355,203
SCP Pool Corp	72,300	2,303,478
Sears Holdings Corp * †	23,200	3,089,544
Shanda Interactive Entertainment Ltd ADR * † (China)	63,800	1,926,760
Sonic Corp *	51,700	1,726,780
Station Casinos Inc	103,100	6,964,405
Strayer Education Inc	28,100	3,184,292
The Cheesecake Factory Inc *	52,150	1,848,718
The Corporate Executive Board Co	92,300	5,902,585
Univision Communications Inc ‘A’ *	77,000	2,132,130
Urban Outfitters Inc *	51,200	2,456,064
Wynn Resorts Ltd * †	48,800	3,305,712

		89,432,153

Consumer Staples - 0.51%
Whole Foods Market Inc	11,000	1,123,430

Energy - 1.79%
Peabody Energy Corp	44,200	2,049,112
XTO Energy Inc	56,533	1,856,554

		3,905,666

Financial Services - 9.95%
Ameritrade Holding Corp *	96,500	985,265
Assurant Inc	51,082	1,721,463
Calamos Asset Management Inc ‘A’	92,400	2,487,408
Chicago Mercantile Exchange Holdings Inc	15,890	3,083,137
Global Payments Inc †	35,300	2,276,497
Interactive Data Corp * †	52,300	1,085,225
Legg Mason Inc	41,725	3,260,392
Moody’s Corp	25,000	2,021,500
Plum Creek Timber Co Inc	45,400	1,620,780
White Mountains Insurance Group Ltd †	5,185	3,155,072

		21,696,739

Health Care - 13.50%
C.R. Bard Inc	24,700	1,681,576
Dade Behring Holdings Inc *	50,900	2,999,537
Gen-Probe Inc *	71,300	3,177,128
Genzyme Corp *	39,500	2,260,980
IDEXX Laboratories Inc *	19,100	1,034,456
INAMED Corp *	52,600	3,675,688
Kinetic Concepts Inc *	41,184	2,456,626
Patterson Cos Inc *	74,612	3,726,869
Stericycle Inc *	70,352	3,109,558
The Cooper Cos Inc	34,100	2,485,890
VCA Antech Inc *	139,500	2,822,085

		29,430,393

Integrated Oils - 3.05%
Ultra Petroleum Corp *	130,860	6,647,688

Materials & Processing - 4.96%
Cameco Corp † (Canada)	86,500	3,826,760
Monsanto Co	22,510	1,451,895
Rinker Group Ltd ADR (Australia)	40,200	3,368,358
Sealed Air Corp *	21,150	1,098,531
The St. Joe Co	15,800	1,063,340

		10,808,884

Multi-Industry - 1.59%
Brascan Corp ‘A’ (Canada)	91,828	3,466,507

Producer Durables - 3.44%
Crown Castle International Corp *	232,238	3,729,742
Graco Inc	30,000	1,210,800
NVR Inc *	1,535	1,204,975
Rockwell Collins Inc	28,500	1,356,315

		7,501,832

Technology - 13.12%
Adobe Systems Inc	50,510	3,392,757
Akamai Technologies Inc * †	104,100	1,325,193
Apple Computer Inc *	53,300	2,221,011
Autodesk Inc	51,000	1,517,760
Cognizant Technology Solutions Corp ‘A’ *	51,900	2,397,780
Dolby Laboratories Inc ‘A’ *	71,019	1,668,947
FLIR Systems Inc *	34,000	1,030,200
Juniper Networks Inc *	60,700	1,339,042
Marvell Technology Group Ltd * (Bermuda)	92,400	3,542,616
Mercury Interactive Corp *	44,680	2,116,938
Network Appliance Inc *	65,600	1,814,496
Red Hat Inc * †	150,900	1,646,319
salesforce.com inc * †	140,500	2,106,095
Tessera Technologies Inc * †	57,800	2,498,694

		28,617,848

Utilities - 3.46%
NII Holdings Inc * †	63,320	3,640,900
NTL Inc *	23,911	1,522,413
Questar Corp	40,400	2,393,700

		7,557,013

Total Common Stocks (Cost $185,594,619)		215,339,101

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.58%
U.S. Government Agency Issue - 1.58%
Freddie Mac
2.540% due 04/01/05	$3,437,000	$3,437,000

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 1.950% due 04/01/05 (Dated 03/31/05, repurchase price of $2,000; collateralized by U.S. Treasury Notes 3.625% due 07/15/06 and market value $4,938)	2,000	2,000

Total Short-Term Investments (Cost $3,439,000)		3,439,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.32%
(Cost $189,033,619)		218,778,101

	Shares
SECURITIES LENDING COLLATERAL - 13.21%
State Street Navigator Securities Lending Prime Portfolio 2.782% ∆ (Cost $28,810,751)	28,810,751	28,810,751

TOTAL INVESTMENTS - 113.53% (Cost $217,844,370)		247,588,852

OTHER ASSETS & LIABILITIES, NET - (13.53%)		(29,513,021)

NET ASSETS - 100.00%		$218,075,831

Note to Schedule of Investments

(a) Short-term securities represent either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms on page 97

PACIFIC SELECT FUND
Explanation of Symbols and Terms
Schedule of Investments
March 31, 2005 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.
†	Securities (or a portion of securities) on loan as of March 31, 2005.
‡	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of March 31, 2005.
☐	Securities were fully/partially segregated with the custodian as collateral for swap and swaption contracts as of March 31, 2005.
+	Securities were fair valued under procedures established by the Board of Trustees.
∆	Rate shown reflects 7-day yield as of March 31, 2005.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.
à	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
#	Securities purchased on a when-issued or delayed delivery basis.
“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Securities with their principal amount adjusted for inflation.
§	Variable rate securities. The rate listed is as of March 31, 2005.
¤	Securities were in default.
±	Securities are grouped by coupon rate and represent a range of maturities.
⌂	A portion of this security is subject to call/put options written.
Ω	Total shares owned by the portfolio as of March 31, 2005 was less than a full share.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Eurodollar
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovakian Koruna
TWD	Taiwan Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOE	Chicago Board of Options Exchange
CBOT	Chicago Board of Trade
CDI	CHESS (Clearing House Electronic Sub-register System) Depositary Interest
CME	Chicago Mercantile Exchange
EUX	Eurex Deutschland Exchange
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures Exchange
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
Swaption	Option on a Swap
TSE	Toronto Stock Exchange
XDUB	Irish Stock Exchange

Item 2. Controls and Procedures

(a)	The Chairman of the Board, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the principal executive officer and the principal financial officers of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
By:	/s/ Glenn S. Schafer
Glenn S. Schafer
President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas C. Sutton
Thomas C. Sutton
Chairman of the Board of Trustees

Date: May 27, 2005

By:	/s/ Glenn S. Schafer
Glenn S. Schafer
President

Date: May 27, 2005

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date: May 27, 2005